     As filed with the Securities and Exchange Commission on April 24, 2001


                                               1933 Act Registration No. 2-57526
                                              1940 Act Registration No. 811-2699

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
         Pre-Effective Amendment No. ___

         Post-Effective Amendment No. 49                             X

                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X

         Amendment No. 45                                            X

                        (Check appropriate box or boxes.)

                                AIM GROWTH SERIES
                              ---------------------
               (Exact name of Registrant as Specified in Charter)

                 11 Greenway Plaza, Suite 100, Houston, TX 77046
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (713) 626-1919
                                                           --------------

                                    Copy to:


P. Michelle Grace, Esq.                 Arthur J. Brown, Esq.
A I M Advisors, Inc.                    R. Darrell Mounts, Esq.
11 Greenway Plaza, Suite 100            Kirkpatrick & Lockhart LLP
Houston, Texas 77046                    1800 Massachusetts Avenue, N.W.,
(Name and Address of Agent for          2nd Floor
Service)                                Washington, D.C. 20036


Approximate Date of Proposed                    As soon as practicable after the
Public Offering:                                effective date of this Amendment

It is proposed that this filing will become effective (check appropriate box):

   [ ] immediately upon filing pursuant to paragraph (b)

   [X] on May 1, 2001 pursuant to paragraph (b)

   [ ] 60 days after filing pursuant to paragraph (a)(1)
   [ ] on (date) pursuant to paragraph (a)(1)
   [ ] 75 days after filing pursuant to paragraph (a)(2)
   [ ] on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

   [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest

      AIM BASIC
      VALUE FUND

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

      AIM Basic Value Fund seeks to provide long-term growth of capital.

                                                     AIM--Registered Trademark--

      PROSPECTUS

      MAY 1, 2001


                                     This prospectus contains important
                                     information about the Class A, B and C
                                     shares of the fund. Please read it
                                     before investing and keep it for
                                     future reference.

                                     As with all other mutual fund
                                     securities, the Securities and
                                     Exchange Commission has not approved
                                     or disapproved these securities or
                                     determined whether the information
                                     in this prospectus is adequate or
                                     accurate. Anyone who tells you
                                     otherwise is committing a crime.

                                     An investment in the fund:
                                        - is not FDIC insured;
                                        - may lose value; and
                                        - is not guaranteed by a bank.

      [AIM LOGO APPEARS HERE]                             INVEST WITH DISCIPLINE
      --Registered Trademark--                          --Registered Trademark--

                              --------------------
                              AIM BASIC VALUE FUND
                              --------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES            1
- - - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND       1
- - - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                        2
- - - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                           2

Performance Table                              2

FEE TABLE AND EXPENSE EXAMPLE                  3
- - - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                      3

Expense Example                                3

FUND MANAGEMENT                                4
- - - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                    4

Advisor Compensation                           4

Portfolio Managers                             4

OTHER INFORMATION                              4
- - - - - - - - - - - - - - - - - - - - - - - - -

Sales Charges                                  4

Dividends and Distributions                    4

FINANCIAL HIGHLIGHTS                           5
- - - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                      A-1
- - - - - - - - - - - - - - - - - - - - - - - - -

Choosing a Share Class                       A-1

Purchasing Shares                            A-3

Redeeming Shares                             A-4

Exchanging Shares                            A-6

Pricing of Shares                            A-8

Taxes                                        A-8

OBTAINING ADDITIONAL INFORMATION      Back Cover
- - - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                              --------------------
                              AIM BASIC VALUE FUND
                              --------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

  The fund seeks to meet this objective by investing, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations of greater than $500 million and that the portfolio managers believe to be undervalued in relation to long-term earning power or other factors.


  The fund may also invest up to 35% of its total assets in equity securities of U.S. issuers that have market capitalizations of less than $500 million and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments, all of which are issued by U.S. issuers. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


  In selecting investments, the portfolio managers seek to identify those companies whose prospects and growth potential are undervalued by investors and that provide the potential for attractive returns. The portfolio managers allocate investments among fixed-income securities based on their views as to the best values then available in the marketplace. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, or high-quality debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

  Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.


  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                              --------------------
                              AIM BASIC VALUE FUND
                              --------------------


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.


ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                    [GRAPH]

                                                  ANNUAL
YEAR ENDED                                        TOTAL
DECEMBER 31                                       RETURNS
-----------                                       -------
1996 ...........................................  15.12%
1997 ...........................................  27.23%
1998 ...........................................   7.02%
1999 ...........................................  32.04%
2000 ...........................................  20.25%

  During the periods shown in the bar chart, the highest quarterly return was 21.10% (quarter ended June 30, 1999) and the lowest quarterly return was -12.63% (quarter ended September 30, 1998).

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index. The fund's performance reflects payment of sales loads.


AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(for the periods ended                                 SINCE        INCEPTION
December 31, 2000)          1 YEAR      5 YEARS      INCEPTION         DATE
-------------------------------------------------------------------------------
Class A                     13.62%       18.66%       20.38%        10/18/95
Class B                     14.52        19.03        20.84         10/18/95
Class C                     18.52           --        18.35         05/03/99
Russell 1000--Registered
  Trademark-- Index(1)      (7.79)       18.16        18.87(2)      10/31/95(2)
-------------------------------------------------------------------------------


(1) The Russell 1000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.
(2) The average annual total return given is since the date closest to the inception date of the classes with the longest performance history.

                              --------------------
                              AIM BASIC VALUE FUND
                              --------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There is no guarantee that actual expenses will be the same as those shown below.


SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)              CLASS A   CLASS B   CLASS C
---------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                5.50%     None      None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)   None(1)   5.00%     1.00%
---------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)       CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Management Fees           0.73%     0.73%     0.73%

Distribution and/or
Service (12b-1) Fees      0.35      1.00      1.00

Other Expenses            0.24      0.24      0.24

Total Annual Fund
Operating Expenses        1.32      1.97      1.97
-------------------------------------------------------


(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.


You may also be charged a transaction or other fee by the financial institution managing your account.


  As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.


  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $677     $945     $1,234     $2,053
Class B    700      918      1,262      2,128
Class C    300      618      1,062      2,296
----------------------------------------------


You would pay the following expenses if you did not redeem your shares:


         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $677     $945     $1,234     $2,053
Class B    200      618      1,062      2,128
Class C    200      618      1,062      2,296
----------------------------------------------


                              --------------------
                              AIM BASIC VALUE FUND
                              --------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended December 31, 2000, the advisor received compensation of 0.73% of average daily net assets.


PORTFOLIO MANAGERS


The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are


- Matthew W. Seinsheimer, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998. From 1995 to 1998, he was Portfolio Manager for American Indemnity Company.

- Bret W. Stanley, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1998. From 1994 to 1998, he was Vice President and portfolio manager with Van Kampen American Capital Asset Management, Inc.

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Basic Value Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                              --------------------
                              AIM BASIC VALUE FUND
                              --------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).


  This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                                    CLASS A
                                                              ---------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
                                                              ---------------------------------------------------
                                                                2000      1999(a)     1998     1997(a)   1996(a)
                                                              --------    -------    ------    -------   --------
Net asset value, beginning of period                          $  23.84    $ 18.13    $17.25    $14.65    $12.76
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.06       0.05      0.04      0.09     (0.01)
-----------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          4.74       5.75      1.16      3.87      1.94
=================================================================================================================
    Total from investment operations                              4.80       5.80      1.20      3.96      1.93
=================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.03)        --        --     (0.03)       --
-----------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.20)     (0.09)    (0.32)    (1.33)    (0.04)
=================================================================================================================
    Total distributions                                          (0.23)     (0.09)    (0.32)    (1.36)    (0.04)
=================================================================================================================
Net asset value, end of period                                $  28.41    $ 23.84    $18.13    $17.25    $14.65
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(b)                                                  20.20%     32.04%     7.02%    27.23%    15.12%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $448,668    $70,791    $9,074    $7,688    $2,529
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                1.32%(c)   1.69%     1.74%     2.02%     2.00%
-----------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             1.32%(c)   1.71%     2.11%     3.00%     5.51%
=================================================================================================================
Ratio of net investment income (loss) to average net assets       0.49%(c)   0.23%     0.25%     0.56%    (0.10)%
_________________________________________________________________________________________________________________
=================================================================================================================
Portfolio turnover rate                                             56%        63%      148%       93%      256%
_________________________________________________________________________________________________________________
=================================================================================================================



(a)Calculated using average shares outstanding.


(b)Does not include sales charges.


(c)Ratios are based on average daily net assets of $182,080,975.

                              --------------------
                              AIM BASIC VALUE FUND
                              --------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                                    CLASS B
                                                              ----------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------
                                                                2000      1999(a)     1998      1997(a)    1996(a)
                                                              --------    -------    -------    -------    -------
Net asset value, beginning of period                          $  23.23    $ 17.79    $ 17.04    $ 14.54    $12.75
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.02)     (0.09)     (0.08)     (0.01)    (0.10)
------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          4.53       5.62       1.15       3.83      1.93
==================================================================================================================
    Total from investment operations                              4.51       5.53       1.07       3.82      1.83
==================================================================================================================
Less distributions:
  Distributions from net realized gains                          (0.20)     (0.09)     (0.32)     (1.32)    (0.04)
==================================================================================================================
Net asset value, end of period                                $  27.54    $ 23.23    $ 17.79    $ 17.04    $14.54
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(b)                                                  19.47%     31.13%      6.34%     26.44%    14.35%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $241,157    $55,785    $17,406    $16,717    $5,503
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                1.97%(c)   2.34%      2.39%      2.67%     2.65%
------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             1.97%(c)   2.36%      2.76%      3.65%     6.16%
==================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.16)%(c) (0.42)%    (0.40)%    (0.09)%   (0.75)%
__________________________________________________________________________________________________________________
==================================================================================================================
Portfolio turnover rate                                             56%        63%       148%        93%      256%
__________________________________________________________________________________________________________________
==================================================================================================================



(a)Calculated using average shares outstanding.


(b)Does not include contingent deferred sales charges.


(c)Ratios are based on average daily net assets of $106,174,366.



                                                                        CLASS C
                                                              ----------------------------
                                                                                 MAY 3,
                                                                              (DATE SALES
                                                                               COMMENCED)
                                                               YEAR ENDED       THROUGH
                                                              DECEMBER 31,    DECEMBER 31,
                                                                  2000          1999(a)
                                                              ------------    ------------
Net asset value, beginning of period                            $  23.23         $21.07
------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.02)         (0.06)
------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)            4.53           2.31
==========================================================================================
    Total from investment operations                                4.51           2.25
==========================================================================================
Less distributions from net realized gains                         (0.20)         (0.09)
==========================================================================================
Net asset value, end of period                                  $  27.54         $23.23
__________________________________________________________________________________________
==========================================================================================
Total return(b)                                                    19.47%         10.72%
__________________________________________________________________________________________
==========================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $193,863         $7,669
__________________________________________________________________________________________
==========================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  1.97%(c)       2.34%(d)
------------------------------------------------------------------------------------------
  Without fee waivers                                               1.97%(c)       2.36%(d)
==========================================================================================
Ratio of net investment loss to average net assets                 (0.16)%(c)     (0.42)%(d)
__________________________________________________________________________________________
==========================================================================================
Portfolio turnover rate                                               56%            63%
__________________________________________________________________________________________
==========================================================================================



(a)Calculated using average shares outstanding.


(b)Does not include contingent deferred sales charges and is not annualized for periods less than one year.


(c)Ratios are annualized and based on average daily net assets of $88,502,364.


(d)Annualized.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:

CLASS A                              CLASS B                              CLASS C
---------------------------------------------------------------------------------------------------------
- Initial sales charge               - No initial sales charge            - No initial sales charge
- Reduced or waived initial sales    - Contingent deferred sales          - Contingent deferred sales
  charge for certain purchases         charge on redemptions within         charge on redemptions within
                                       six years                            one year

- Lower distribution and service     - 12b-1 fee of 1.00%                 - 12b-1 fee of 1.00%
  (12b-1) fee than Class B or
  Class C shares (See "Fee Table
  and Expense Example")

                                     - Converts to Class A shares         - Does not convert to Class A
                                       at the end of the month              shares
                                       which is eight years after
                                       the date on which shares
                                       were purchased along with a
                                       pro rata portion of its
                                       reinvested dividends and
                                       distributions(1)

- Generally more appropriate for     - Purchase orders limited to         - Generally more appropriate
  long-term investors                  amounts less than $250,000           for short-term investors

      (1) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.

          AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.
          ----------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12B-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Generally, you will not pay a sales charge on purchases or redemptions of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund. You may be charged a contingent deferred sales charge if you redeem AIM Cash Reserve Shares of AIM Money Market Fund acquired through certain exchanges. Sales charges on all other AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

CATEGORY I INITIAL SALES CHARGES
------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   25,000      5.50%          5.82%
$ 25,000 but less than $   50,000      5.25           5.54
$ 50,000 but less than $  100,000      4.75           4.99
$100,000 but less than $  250,000      3.75           3.90
$250,000 but less than $  500,000      3.00           3.09
$500,000 but less than $1,000,000      2.00           2.04
-------------------------------------------------------------



                                      A-1                            MCF--04/01

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CATEGORY II INITIAL SALES CHARGES
------------------------------------------------------------
                                           INVESTOR'S
                                          SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   50,000      4.75%          4.99%
$ 50,000 but less than $  100,000      4.00           4.17
$100,000 but less than $  250,000      3.75           3.90
$250,000 but less than $  500,000      2.50           2.56
$500,000 but less than $1,000,000      2.00           2.04
-------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $  100,000      1.00%          1.01%
$100,000 but less than $  250,000      0.75           0.76
$250,000 but less than $1,000,000      0.50           0.50
-------------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES

You can purchase $1,000,000 or more of Class A shares at net asset value. However, if you purchase shares of that amount in Categories I or II, they will be subject to a contingent deferred sales charge (CDSC) of 1% if you redeem them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more.

CONTINGENT DEFERRED SALES CHARGES FOR
CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

     YEAR SINCE
    PURCHASE MADE          CLASS B            CLASS C
----------------------------------------------------------
First                         5%                1%
Second                        4                None
Third                         3                None
Fourth                        3                None
Fifth                         2                None
Sixth                         1                None
Seventh and following       None               None
----------------------------------------------------------

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES
AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation


You may combine your new purchases of Class A shares with shares currently owned (Class A, B or C) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.


Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privilege; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.


MCF--04/01                            A-2

                                --------------
                                 THE AIM FUNDS
                                --------------

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Large Cap Opportunities Fund, AIM Mid Cap Opportunities Fund and AIM Small Cap Opportunities Fund) are as follows:


                                                                  INITIAL                      ADDITIONAL
TYPE OF ACCOUNT                                                 INVESTMENTS                    INVESTMENTS
-----------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing     $  0 ($25 per AIM Fund investment for               $25
plans, 401(k) plans, Simplified Employee Pension      salary deferrals from Savings Plans)
(SEP) accounts, Salary Reduction (SARSEP)
accounts, Savings Incentive Match Plans for
Employee IRA (Simple IRA) accounts, 403(b) or
457 plans)
Automatic Investment Plans                         25                                                 50
IRA, Education IRA or Roth IRA                    250                                                 50
All other accounts                                500                                                 50
----------------------------------------------------------------------------------------------------------


HOW TO PURCHASE SHARES

You may purchase shares using one of the options below.


PURCHASE OPTIONS
---------------------------------------------------------------------------------------------------------

                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
---------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same

By Mail                         Mail completed account application     Mail your check and the remittance
                                and purchase payment to the            slip from your confirmation
                                transfer agent,                        statement to the transfer agent.
                                A I M Fund Services, Inc.,
                                P.O. Box 4739,
                                Houston, TX 77210-4739.

By Wire                         Mail completed account application     Call the transfer agent to receive
                                to the transfer agent. Call the        a reference number. Then, use the
                                transfer agent at (800) 959-4246 to    wire instructions at left.
                                receive a reference number. Then,
                                use the following wire
                                instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #

By AIM Bank Connection(SM)      Open your account using one of the     Mail completed AIM Bank Connection
                                methods described above.               form to the transfer agent. Once
                                                                       the transfer agent has received the
                                                                       form, call the transfer agent to
                                                                       place your purchase order.

By AIM Internet Connect(SM)     Open your account using one of the     Select the AIM Internet Connect
                                methods described above.               option on your completed account
                                                                       application or complete an AIM
                                                                       Internet Connect Authorization
                                                                       Form. Mail the application or form
                                                                       to the transfer agent. Once your
                                                                       request for this option has been
                                                                       processed (which may take up to 10
                                                                       days), you may place your purchase
                                                                       order at www.aimfunds.com. You may
                                                                       not purchase shares in AIM
                                                                       prototype retirement accounts on
                                                                       the internet.
----------------------------------------------------------------------------------------------------------



                                      A-3                            MCF--04/01

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN


You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.


DOLLAR COST AVERAGING


Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM Fund is $25.


AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS


Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.


REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF AIM CASH RESERVE SHARES OF
AIM MONEY MARKET FUND ACQUIRED BY EXCHANGE

If you redeem AIM Cash Reserve Shares acquired by exchange from Class A shares subject to a CDSC within 18 months of the purchase of the Class A shares, you will be charged a CDSC.

REDEMPTION OF CLASS B SHARES OR CLASS C
SHARES ACQUIRED BY EXCHANGE FROM AIM CASH
RESERVE SHARES OF AIM MONEY MARKET FUND

We will begin the holding period for purposes of calculating the CDSC on Class B shares or Class C shares acquired by exchange from AIM Cash Reserve Shares of AIM Money Market Fund at the time of the exchange into Class B shares or Class C shares.

REDEMPTION OF CLASS B SHARES ACQUIRED BY
EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.


MCF--04/01                           A-4

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------


Through a Financial     Contact your financial consultant.
Consultant

By Mail                 Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                        (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                        executed stock power; and (4) signature guarantees, if
                        necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                        resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                        whether you wish to have federal income tax withheld from
                        your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone            Call the transfer agent. You will be allowed to redeem by
                        telephone if (1) the proceeds are to be mailed to the
                        address on record (if there has been no change communicated to us within the last 30 days) or transferred electronically to a pre-authorized checking account; (2) you do not hold
                        physical share certificates; (3) you can provide proper
                        identification information; (4) the proceeds of the
                        redemption do not exceed $250,000; and (5) you have not
                        previously declined the telephone redemption privilege.
                        Certain accounts, including retirement accounts and 403(b)
                        plans, may not be redeemed by telephone. The transfer agent must receive your call during the hours of the customary
                        trading session of the New York Stock Exchange (NYSE) in
                        order to effect the redemption at that day's closing price.

By AIM Internet
Connect                 Place your redemption request at www.aimfunds.com. You will be allowed to redeem by internet if (1) you do not hold
                        physical share certificates; (2) you can provide proper
                        identification information; (3) the proceeds of the
                        redemption do not exceed $250,000; and (4) you have
                        established the internet trading option. AIM prototype
                        retirement accounts may not be redeemed on the internet.
                        The transfer agent must confirm your transaction during the hours of the customary trading session of the NYSE in order to effect the redemption at that day's closing price.

-------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET

If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.


                                      A-5                            MCF--04/01

                                --------------
                                 THE AIM FUNDS
                                --------------

REDEMPTIONS BY CHECK

(Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and


(1) the amount is greater than $250,000;


(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.


REINSTATEMENT PRIVILEGE



You may, within 120 days after you sell Class A shares (except Class A shares of AIM Tax-Exempt Cash Fund), reinvest all or part of your redemption proceeds in shares of any AIM Fund at net asset value in an identically registered account. If you sold Class A shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund, you will incur an initial sales charge reflecting the difference between the initial sales charges on those Funds and the ones in which you will be investing. In addition, if you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per year.


REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.
  If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of another AIM Fund, or vice versa. You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares or Class C shares of another AIM Fund, but only if the AIM Cash Reserve Shares were purchased directly and not acquired by exchange. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC into Class A shares subject to those charges, you will be charged a CDSC when you redeem the exchanged shares. The CDSC charged on redemption of those shares will be calculated starting on the date you acquired those shares through exchange.


YOU WILL NOT PAY A SALES CHARGE WHEN EXCHANGING:


(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund for

    (a) one another;

    (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

    (c) Class A shares of another AIM Fund, but only if

       (i)  you acquired the original shares before May 1, 1994; or

       (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher sales charges;

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

    (a) one another;

    (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

       (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;


MCF--04/01                            A-6

                                --------------
                                 THE AIM FUNDS
                                --------------

       (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

    (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge; or

(4) Class B shares for other Class B shares, and Class C shares for other Class C shares.

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares and Class C shares.

EXCHANGES NOT PERMITTED

You may not exchange Class A shares subject to contingent deferred sales charges for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund or AIM Tax-Exempt Cash Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if (1) you do not hold physical share certificates; (2) you can provide proper identification information; and
(3) you have established the internet trading option.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.




-------------------------------------------------------------------------------
 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

 - REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;

 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;

 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE AUTOMATIC INVESTMENT PLAN AND SYSTEMATIC WITHDRAWAL PLAN OPTIONS ON THE SAME ACCOUNT; OR

 - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
 ------------------------------------------------------------------------------


                                     A-7                             MCF--04/01

                                --------------
                                 THE AIM FUNDS
                                --------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund, AIM Tax-Exempt Bond Fund of Connecticut and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

  The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM Funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

  Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates may apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

  INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.


MCF--04/01                            A-8

                              --------------------
                              AIM BASIC VALUE FUND
                              --------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------


BY MAIL:                     A I M Fund Services, Inc.
                             P.O. Box 4739
                             Houston, TX 77210-4739

BY TELEPHONE:                (800) 347-4246

ON THE INTERNET:             You can send us a
                             request by e-mail or
                             download prospectuses,
                             annual or semiannual
                             reports via our website:
                             http://www.aimfunds.com


---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------
AIM Basic Value Fund
SEC 1940 Act file number: 811-2699
----------------------------------

[AIM LOGO APPEARS HERE]   www.aimfunds.com    BVA-PRO-1   INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

      AIM SMALL CAP

      GROWTH FUND

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

      AIM Small Cap Growth Fund seeks to provide long-term growth of capital.

                                                     AIM--Registered Trademark--

      PROSPECTUS

      MAY 1, 2001


                                     This prospectus contains important
                                     information about the Class A, B and C
                                     shares of the fund. Please read it
                                     before investing and keep it for
                                     future reference.

                                     As with all other mutual fund
                                     securities, the Securities and
                                     Exchange Commission has not approved
                                     or disapproved these securities or
                                     determined whether the information
                                     in this prospectus is adequate or
                                     accurate. Anyone who tells you
                                     otherwise is committing a crime.

                                     The fund has been closed to new
                                     investors since November 8, 1999.

                                     An investment in the fund:

                                        - is not FDIC insured;
                                        - may lose value; and
                                        - is not guaranteed by a bank.

      [AIM LOGO APPEARS HERE]                             INVEST WITH DISCIPLINE
      --Registered Trademark--                          --Registered Trademark--

                           -------------------------
                           AIM SMALL CAP GROWTH FUND
                           -------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES          1
- - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND     1
- - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                      2
- - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                         2

Performance Table                            2

FEE TABLE AND EXPENSE EXAMPLE                3
- - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                    3

Expense Example                              3

FUND MANAGEMENT                              4
- - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                  4

Advisor Compensation                         4

Portfolio Managers                           4

OTHER INFORMATION                            4
- - - - - - - - - - - - - - - - - - - - - - - -

Sales Charges                                4

Dividends and Distributions                  4

Fund Closure                                 4

FINANCIAL HIGHLIGHTS                         5
- - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                    A-1
- - - - - - - - - - - - - - - - - - - - - - - -

Choosing a Share Class                     A-1

Purchasing Shares                          A-3

Redeeming Shares                           A-4

Exchanging Shares                          A-6

Pricing of Shares                          A-8

Taxes                                      A-8

OBTAINING ADDITIONAL INFORMATION    Back Cover
- - - - - - - - - - - - - - - - - - - - - - - -

The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                           -------------------------
                           AIM SMALL CAP GROWTH FUND
                           -------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

  The fund seeks to meet this objective by investing, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations less than that of the largest company in the Russell 2000--Registered Trademark-- Index.


  The fund may also invest up to 35% of its total assets in equity securities of U.S. issuers that have market capitalizations greater than that of the largest company in the Russell 2000--Registered Trademark-- Index, and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments, all of which are issued by U.S. issuers. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


  In selecting investments, the portfolio managers seek to identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital. The portfolio managers anticipate that the fund, when fully invested, will generally be comprised of companies that are currently experiencing a greater than anticipated increase in earnings. The portfolio managers allocate investments among fixed-income securities based on their views as to the best values then available in the marketplace. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, or high-quality debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger, more-established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price.

  Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

  If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                           -------------------------
                           AIM SMALL CAP GROWTH FUND
                           -------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. Total return information in the bar chart and table below has been affected by special market factors, including the fund's investments in initial public offerings (IPOs), which had a magnified impact on the fund due to its small asset base. There is no guarantee that, as the fund's assets grow, it will continue to experience substantially similar performance.


ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                    [GRAPH]


                                                  ANNUAL
YEAR ENDED                                        TOTAL
DECEMBER 31                                       RETURNS
-----------                                       -------
1996 ...........................................  13.81%
1997 ...........................................  16.22%
1998 ...........................................  23.15%
1999 ...........................................  90.64%
2000 ...........................................  -0.74%


  During the periods shown in the bar chart, the highest quarterly return was 38.10% (quarter ended December 31, 1999) and the lowest quarterly return was -21.84% (quarter ended December 31, 2000).


PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index. The fund's performance reflects payment of sales loads.


AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------------------------
(for the periods ended                                                 SINCE        INCEPTION
December 31, 2000)                              1 YEAR      5 YEAR   INCEPTION         DATE
----------------------------------------------------------------------------------------------
Class A                                         (6.19)%     23.83%     23.56%      10/18/95
Class B                                         (6.08)      24.24      24.00       10/18/95
Class C                                         (2.41)         --      34.21         5/3/99
Russell 2000--Registered Trademark-- Index(1)   (3.02)      10.31      11.40(2)    10/31/95(2)
----------------------------------------------------------------------------------------------


(1) The Russell 2000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 2,000 smallest companies in the Russell 3000--Registered Trademark--Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

(2) The average annual total return given is since the date closest to the inception date of Class A and Class B shares.

                           -------------------------
                           AIM SMALL CAP GROWTH FUND
                           -------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There is no guarantee that actual expenses will be the same as those shown below.


SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)              CLASS A  CLASS B  CLASS C
-------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                5.50%    None     None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)   None(1)  5.00%    1.00%
-------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)             CLASS A  CLASS B  CLASS C
-------------------------------------------------------
Management Fees                 0.71%    0.71%    0.71%

Distribution and/or
Service (12b-1) Fees            0.35     1.00     1.00

Other Expenses:                 0.17     0.17     0.17

Total Annual Fund
Operating Expenses              1.23     1.88     1.88

Fee Waivers(2)                  0.10       --       --

Net Expenses                    1.13     1.88     1.88
-------------------------------------------------------


(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

(2) The distributor has contractually agreed to limit Class A shares' Rule 12b-1 distribution plan payments to 0.25%.


You may also be charged a transaction or other fee by the financial institution managing your account.

  As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.


  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, the expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $668     $919     $1,188     $1,957
Class B    691      891      1,216      2,032
Class C    291      591      1,016      2,201
----------------------------------------------


You would pay the following expenses if you did not redeem your shares:


         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $668     $919     $1,188     $1,957
Class B    191      591      1,016      2,032
Class C    191      591      1,016      2,201
----------------------------------------------


                           -------------------------
                           AIM SMALL CAP GROWTH FUND
                           -------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended December 31, 2000, the advisor received compensation of 0.71% of average daily net assets.


PORTFOLIO MANAGERS


The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are


- Ryan E. Crane, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1994.

- Robert M. Kippes, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1989.


- Jay K. Rushin, Portfolio Manager, who has been responsible for the fund since 2000 has been associated with the advisor and/or its affiliates since 1998. From 1996 to 1998, he was an associate equity analyst with Prudential Securities.


OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Small Cap Growth Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

FUND CLOSURE

Due to the sometimes limited availability of common stocks of smaller companies that meet the investment criteria for the fund, the fund discontinued public sales of its shares to new investors on November 8, 1999, after assets reached $500 million. Existing shareholders of the fund who maintain open accounts are permitted to continue to make additional investments in the fund.

  During this closed period, the fund may impose different standards for additional investments. Also, during this closed period the fund will continue to pay Rule 12b-1 fees, however, the Rule 12b-1 fees for Class A shares will be reduced from 0.35% to 0.25% of the fund's average daily net assets attributable to Class A shares. The Rule 12b-1 fees for Class B and Class C shares will not be reduced during this closed period.

  The fund may resume sales of shares to new investors at some future date if the Board of Trustees determines that it would be in the best interest of shareholders.

                           -------------------------
                           AIM SMALL CAP GROWTH FUND
                           -------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report which is available upon request.


  Total return information in this table has been affected by special market factors, including the fund's investments in initial public offerings (IPOs), which had a magnified impact on the fund due to its small asset base. There is no guarantee that, as the fund's assets grow, it will continue to experience substantially similar performance.



                                                                                     CLASS A
                                                              -----------------------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------------
                                                                2000      1999(a)     1998(a)    1997(a)    1996(a)
                                                              --------    --------    -------    -------    -------
Net asset value, beginning of period                          $  31.87    $  17.03    $ 14.27    $ 12.52    $11.80
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.13)      (0.09)     (0.19)     (0.18)    (0.05)
-------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.12)      15.47       3.45       2.20      1.69
===================================================================================================================
    Total from investment operations                             (0.25)      15.38       3.26       2.02      1.64
===================================================================================================================
Less distributions from net realized gains                       (1.81)      (0.54)     (0.50)     (0.27)    (0.92)
===================================================================================================================
Net asset value, end of period                                $  29.81    $  31.87    $ 17.03    $ 14.27    $12.52
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(b)                                                  (0.74)%     90.64%     23.15%     16.23%    13.81%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $566,458    $428,378    $24,737    $10,896    $8,448
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                1.13%(c)    1.54%      1.76%      1.92%     2.00%
-------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             1.23%(c)    1.54%      2.20%      2.52%     3.09%
===================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.40)%(c)  (0.38)%    (1.29)%    (1.40)%   (0.38)%
___________________________________________________________________________________________________________________
===================================================================================================================
Portfolio turnover rate                                             62%         56%       190%       233%      150%
___________________________________________________________________________________________________________________
===================================================================================================================



(a)Calculated using average shares outstanding.


(b)Does not include sales charges.


(c)Ratios are based on average daily net assets of $596,505,691.

                           -------------------------
                           AIM SMALL CAP GROWTH FUND
                           -------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                                     CLASS B
                                                              -----------------------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------------
                                                                2000      1999(a)     1998(a)    1997(a)    1996(a)
                                                              --------    --------    -------    -------    -------
Net asset value, beginning of period                          $  30.92    $  16.64    $ 14.06    $ 12.42    $ 11.78
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.40)      (0.24)     (0.29)     (0.26)     (0.14)
-------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.07)      15.06       3.37       2.17       1.70
===================================================================================================================
    Total from investment operations                             (0.47)      14.82       3.08       1.91       1.56
===================================================================================================================
Less distributions from net realized gains                       (1.81)      (0.54)     (0.50)     (0.27)     (0.92)
===================================================================================================================
Net asset value, end of period                                $  28.64    $  30.92    $ 16.64    $ 14.06    $ 12.42
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(b)                                                  (1.48)%     89.40%     22.22%     15.47%     13.14%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $231,293    $240,150    $26,448    $21,222    $10,694
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                1.88%(c)    2.19%      2.40%      2.57%      2.65%
-------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             1.88%(c)    2.19%      2.85%      3.17%      3.74%
===================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.15)%(c)  (1.03)%    (1.96)%    (2.05)%    (1.03)%
___________________________________________________________________________________________________________________
===================================================================================================================
Portfolio turnover rate                                             62%         56%       190%       233%       150%
___________________________________________________________________________________________________________________
===================================================================================================================



(a)Calculated using average shares outstanding.


(b)Does not include contingent deferred sales charges.


(c)Ratios are based on average daily net assets of $280,481,835.



                                                                         CLASS C
                                                              -----------------------------
                                                                                 MAY 3,
                                                                               (DATE SALES
                                                                               COMMENCED)
                                                               YEAR ENDED        THROUGH
                                                              DECEMBER 31,    DECEMBER 31,
                                                                  2000           1999(a)
                                                              ------------    -------------
Net asset value, beginning of period                            $ 30.91          $ 19.03
-------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.39)           (0.17)
-------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (0.08)           12.59
===========================================================================================
    Total from investment operations                              (0.47)           12.42
===========================================================================================
Less distributions from net realized gains                        (1.81)           (0.54)
===========================================================================================
Net asset value, end of period                                  $ 28.63          $ 30.91
___________________________________________________________________________________________
===========================================================================================
Total return(b)                                                   (1.48)%          65.56%
___________________________________________________________________________________________
===========================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $41,738          $40,530
___________________________________________________________________________________________
===========================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 1.88%(c)         2.19%(d)
-------------------------------------------------------------------------------------------
  Without fee waivers                                              1.88%(c)         2.19%(d)
===========================================================================================
Ratio of net investment income (loss) to average net assets       (1.15)%(c)       (1.03)%(d)
___________________________________________________________________________________________
===========================================================================================
Portfolio turnover rate                                              62%              56%
___________________________________________________________________________________________
===========================================================================================



(a) Calculated using average shares outstanding.


(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.


(c) Ratios are based on average daily net assets of $49,395,189.


(d) Annualized.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:

CLASS A                              CLASS B                              CLASS C
---------------------------------------------------------------------------------------------------------
- Initial sales charge               - No initial sales charge            - No initial sales charge
- Reduced or waived initial sales    - Contingent deferred sales          - Contingent deferred sales
  charge for certain purchases         charge on redemptions within         charge on redemptions within
                                       six years                            one year

- Lower distribution and service     - 12b-1 fee of 1.00%                 - 12b-1 fee of 1.00%
  (12b-1) fee than Class B or
  Class C shares (See "Fee Table
  and Expense Example")

                                     - Converts to Class A shares         - Does not convert to Class A
                                       at the end of the month              shares
                                       which is eight years after
                                       the date on which shares
                                       were purchased along with a
                                       pro rata portion of its
                                       reinvested dividends and
                                       distributions(1)

- Generally more appropriate for     - Purchase orders limited to         - Generally more appropriate
  long-term investors                  amounts less than $250,000           for short-term investors

      (1) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.

          AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.
          ----------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12B-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Generally, you will not pay a sales charge on purchases or redemptions of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund. You may be charged a contingent deferred sales charge if you redeem AIM Cash Reserve Shares of AIM Money Market Fund acquired through certain exchanges. Sales charges on all other AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

CATEGORY I INITIAL SALES CHARGES
------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   25,000      5.50%          5.82%
$ 25,000 but less than $   50,000      5.25           5.54
$ 50,000 but less than $  100,000      4.75           4.99
$100,000 but less than $  250,000      3.75           3.90
$250,000 but less than $  500,000      3.00           3.09
$500,000 but less than $1,000,000      2.00           2.04
-------------------------------------------------------------



                                      A-1                            MCF--04/01

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CATEGORY II INITIAL SALES CHARGES
------------------------------------------------------------
                                           INVESTOR'S
                                          SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   50,000      4.75%          4.99%
$ 50,000 but less than $  100,000      4.00           4.17
$100,000 but less than $  250,000      3.75           3.90
$250,000 but less than $  500,000      2.50           2.56
$500,000 but less than $1,000,000      2.00           2.04
-------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $  100,000      1.00%          1.01%
$100,000 but less than $  250,000      0.75           0.76
$250,000 but less than $1,000,000      0.50           0.50
-------------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES

You can purchase $1,000,000 or more of Class A shares at net asset value. However, if you purchase shares of that amount in Categories I or II, they will be subject to a contingent deferred sales charge (CDSC) of 1% if you redeem them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more.

CONTINGENT DEFERRED SALES CHARGES FOR
CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

     YEAR SINCE
    PURCHASE MADE          CLASS B            CLASS C
----------------------------------------------------------
First                         5%                1%
Second                        4                None
Third                         3                None
Fourth                        3                None
Fifth                         2                None
Sixth                         1                None
Seventh and following       None               None
----------------------------------------------------------

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES
AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation


You may combine your new purchases of Class A shares with shares currently owned (Class A, B or C) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.


Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privilege; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.


MCF--04/01                            A-2

                                --------------
                                 THE AIM FUNDS
                                --------------

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Large Cap Opportunities Fund, AIM Mid Cap Opportunities Fund and AIM Small Cap Opportunities Fund) are as follows:


                                                                  INITIAL                      ADDITIONAL
TYPE OF ACCOUNT                                                 INVESTMENTS                    INVESTMENTS
-----------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing     $  0 ($25 per AIM Fund investment for               $25
plans, 401(k) plans, Simplified Employee Pension      salary deferrals from Savings Plans)
(SEP) accounts, Salary Reduction (SARSEP)
accounts, Savings Incentive Match Plans for
Employee IRA (Simple IRA) accounts, 403(b) or
457 plans)
Automatic Investment Plans                         25                                                 50
IRA, Education IRA or Roth IRA                    250                                                 50
All other accounts                                500                                                 50
----------------------------------------------------------------------------------------------------------


HOW TO PURCHASE SHARES

You may purchase shares using one of the options below.


PURCHASE OPTIONS
---------------------------------------------------------------------------------------------------------

                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
---------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same

By Mail                         Mail completed account application     Mail your check and the remittance
                                and purchase payment to the            slip from your confirmation
                                transfer agent,                        statement to the transfer agent.
                                A I M Fund Services, Inc.,
                                P.O. Box 4739,
                                Houston, TX 77210-4739.

By Wire                         Mail completed account application     Call the transfer agent to receive
                                to the transfer agent. Call the        a reference number. Then, use the
                                transfer agent at (800) 959-4246 to    wire instructions at left.
                                receive a reference number. Then,
                                use the following wire
                                instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #

By AIM Bank Connection(SM)      Open your account using one of the     Mail completed AIM Bank Connection
                                methods described above.               form to the transfer agent. Once
                                                                       the transfer agent has received the
                                                                       form, call the transfer agent to
                                                                       place your purchase order.

By AIM Internet Connect(SM)     Open your account using one of the     Select the AIM Internet Connect
                                methods described above.               option on your completed account
                                                                       application or complete an AIM
                                                                       Internet Connect Authorization
                                                                       Form. Mail the application or form
                                                                       to the transfer agent. Once your
                                                                       request for this option has been
                                                                       processed (which may take up to 10
                                                                       days), you may place your purchase
                                                                       order at www.aimfunds.com. You may
                                                                       not purchase shares in AIM
                                                                       prototype retirement accounts on
                                                                       the internet.
----------------------------------------------------------------------------------------------------------



                                      A-3                            MCF--04/01

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN


You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.


DOLLAR COST AVERAGING


Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM Fund is $25.


AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS


Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.


REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF AIM CASH RESERVE SHARES OF
AIM MONEY MARKET FUND ACQUIRED BY EXCHANGE

If you redeem AIM Cash Reserve Shares acquired by exchange from Class A shares subject to a CDSC within 18 months of the purchase of the Class A shares, you will be charged a CDSC.

REDEMPTION OF CLASS B SHARES OR CLASS C
SHARES ACQUIRED BY EXCHANGE FROM AIM CASH
RESERVE SHARES OF AIM MONEY MARKET FUND

We will begin the holding period for purposes of calculating the CDSC on Class B shares or Class C shares acquired by exchange from AIM Cash Reserve Shares of AIM Money Market Fund at the time of the exchange into Class B shares or Class C shares.

REDEMPTION OF CLASS B SHARES ACQUIRED BY
EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.


MCF--04/01                           A-4

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------


Through a Financial     Contact your financial consultant.
Consultant

By Mail                 Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                        (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                        executed stock power; and (4) signature guarantees, if
                        necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                        resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                        whether you wish to have federal income tax withheld from
                        your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone            Call the transfer agent. You will be allowed to redeem by
                        telephone if (1) the proceeds are to be mailed to the
                        address on record (if there has been no change communicated to us within the last 30 days) or transferred electronically to a pre-authorized checking account; (2) you do not hold
                        physical share certificates; (3) you can provide proper
                        identification information; (4) the proceeds of the
                        redemption do not exceed $250,000; and (5) you have not
                        previously declined the telephone redemption privilege.
                        Certain accounts, including retirement accounts and 403(b)
                        plans, may not be redeemed by telephone. The transfer agent must receive your call during the hours of the customary
                        trading session of the New York Stock Exchange (NYSE) in
                        order to effect the redemption at that day's closing price.

By AIM Internet
Connect                 Place your redemption request at www.aimfunds.com. You will be allowed to redeem by internet if (1) you do not hold
                        physical share certificates; (2) you can provide proper
                        identification information; (3) the proceeds of the
                        redemption do not exceed $250,000; and (4) you have
                        established the internet trading option. AIM prototype
                        retirement accounts may not be redeemed on the internet.
                        The transfer agent must confirm your transaction during the hours of the customary trading session of the NYSE in order to effect the redemption at that day's closing price.

-------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET

If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.


                                      A-5                            MCF--04/01

                                --------------
                                 THE AIM FUNDS
                                --------------

REDEMPTIONS BY CHECK

(Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and


(1) the amount is greater than $250,000;


(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.


REINSTATEMENT PRIVILEGE



You may, within 120 days after you sell Class A shares (except Class A shares of AIM Tax-Exempt Cash Fund), reinvest all or part of your redemption proceeds in shares of any AIM Fund at net asset value in an identically registered account. If you sold Class A shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund, you will incur an initial sales charge reflecting the difference between the initial sales charges on those Funds and the ones in which you will be investing. In addition, if you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per year.


REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.
  If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of another AIM Fund, or vice versa. You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares or Class C shares of another AIM Fund, but only if the AIM Cash Reserve Shares were purchased directly and not acquired by exchange. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC into Class A shares subject to those charges, you will be charged a CDSC when you redeem the exchanged shares. The CDSC charged on redemption of those shares will be calculated starting on the date you acquired those shares through exchange.


YOU WILL NOT PAY A SALES CHARGE WHEN EXCHANGING:


(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund for

    (a) one another;

    (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

    (c) Class A shares of another AIM Fund, but only if

       (i)  you acquired the original shares before May 1, 1994; or

       (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher sales charges;

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

    (a) one another;

    (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

       (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;


MCF--04/01                            A-6

                                --------------
                                 THE AIM FUNDS
                                --------------

       (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

    (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge; or

(4) Class B shares for other Class B shares, and Class C shares for other Class C shares.

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares and Class C shares.

EXCHANGES NOT PERMITTED

You may not exchange Class A shares subject to contingent deferred sales charges for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund or AIM Tax-Exempt Cash Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if (1) you do not hold physical share certificates; (2) you can provide proper identification information; and
(3) you have established the internet trading option.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.




-------------------------------------------------------------------------------
 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

 - REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;

 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;

 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE AUTOMATIC INVESTMENT PLAN AND SYSTEMATIC WITHDRAWAL PLAN OPTIONS ON THE SAME ACCOUNT; OR

 - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
 ------------------------------------------------------------------------------


                                     A-7                             MCF--04/01

                                --------------
                                 THE AIM FUNDS
                                --------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund, AIM Tax-Exempt Bond Fund of Connecticut and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

  The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM Funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

  Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates may apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

  INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.


MCF--04/01                            A-8

                           -------------------------
                           AIM SMALL CAP GROWTH FUND
                           -------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------


BY MAIL:                     A I M Fund Services, Inc.
                             P.O. Box 4739
                             Houston, TX 77210-4739

BY TELEPHONE:                (800) 347-4246

ON THE INTERNET:             You can send us a
                             request by e-mail or
                             download prospectuses,
                             annual or semiannual
                             reports via our website:
                             http://www.aimfunds.com


---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------
AIM Small Cap Growth Fund
SEC 1940 Act file number: 811-2699
----------------------------------

[AIM LOGO APPEARS HERE]   www.aimfunds.com  SCG-PRO-1     INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

                                                                    STATEMENT OF
                                                          ADDITIONAL INFORMATION





                     CLASS A, CLASS B AND CLASS C SHARES OF

                              AIM BASIC VALUE FUND
                            AIM SMALL CAP GROWTH FUND




                              (SERIES PORTFOLIOS OF
                               AIM GROWTH SERIES)





                                11 GREENWAY PLAZA
                                    SUITE 100
                             HOUSTON, TX 77046-1173
                                 (713) 626-1919






   THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IT SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS OF THE ABOVE-NAMED FUNDS, A COPY OF
   WHICH MAY BE OBTAINED FREE OF CHARGE FROM AUTHORIZED DEALERS OR BY WRITING
                           A I M  DISTRIBUTORS, INC.,
                     P.O. BOX 4739, HOUSTON, TX 77210-4739
                         OR BY CALLING (800) 347-4246.







      STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2001 RELATING TO THE
  AIM BASIC VALUE FUND PROSPECTUS AND THE AIM SMALL CAP GROWTH FUND PROSPECTUS,
                             EACH DATED MAY 1, 2001

                                TABLE OF CONTENTS

                                                                                                                PAGE
                                                                                                                ----
INTRODUCTION......................................................................................................1

GENERAL INFORMATION ABOUT THE FUNDS...............................................................................1
         The Trust and Its Shares.................................................................................1

INVESTMENT POLICIES...............................................................................................2

         Selection of Investments.................................................................................2
         Equity-Linked Derivatives................................................................................3
         Investment in Other Investment Companies.................................................................3
         Foreign Securities.......................................................................................3
         Warrants or Rights.......................................................................................5
         Lending of Portfolio Securities..........................................................................5
         Commercial Bank Obligations..............................................................................5
         Repurchase Agreements....................................................................................5
         Borrowing, Reverse Repurchase Agreements and "Roll" Transactions.........................................6
         When-Issued or Forward Commitment Securities.............................................................6
         Temporary Defensive Strategies...........................................................................7

OPTIONS AND FUTURES...............................................................................................7

         Special Risks of Options and Futures.....................................................................7
         Writing Call Options.....................................................................................8
         Writing Put Options......................................................................................9
         Purchasing Put Options...................................................................................9
         Purchasing Call Options..................................................................................9
         Index Options...........................................................................................11
         Interest Rate and Stock Index Futures Contracts.........................................................11
         Options on Futures Contracts............................................................................13
         Limitation on Use of Futures and Options on Futures.....................................................14
         Cover...................................................................................................14

RISK FACTORS.....................................................................................................14

         Illiquid Securities.....................................................................................14
         Debt Securities.........................................................................................15
         Equity Securities.......................................................................................16
         Small Cap Companies.....................................................................................16


INVESTMENT RESTRICTIONS..........................................................................................16

         Fundamental Restrictions................................................................................16
         Non-Fundamental Restrictions............................................................................18


PORTFOLIO TRANSACTIONS AND BROKERAGE.............................................................................18


         General Brokerage Policy................................................................................18
         Allocation of Portfolio Transactions....................................................................19
         Allocation of Initial Public Offering ("IPO") Securities Transactions...................................20
         Section 28(e) Standards.................................................................................20
         Brokerage Commissions Paid..............................................................................21
         Portfolio Trading and Turnover..........................................................................21

MANAGEMENT.......................................................................................................21

         Trustees and Executive Officers.........................................................................22
         Investment Advisory and Administration Services.........................................................23

                                                                                                                PAGE
                                                                                                                ----

         Expenses of the Funds...................................................................................27

THE DISTRIBUTION PLANS...........................................................................................28

         The Class A and C Plan..................................................................................28
         The Class B Plan........................................................................................28
         Both Plans..............................................................................................29


THE DISTRIBUTOR..................................................................................................32

SALES CHARGES AND DEALER CONCESSIONS.............................................................................34

REDUCTIONS IN INITIAL SALES CHARGES..............................................................................37

CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS......................................................................41

HOW TO PURCHASE AND REDEEM SHARES................................................................................43

         Backup Withholding......................................................................................43

NET ASSET VALUE DETERMINATION....................................................................................45

DIVIDEND ORDER...................................................................................................46

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS.........................................................................46

         Reinvestment of Dividends and Distributions.............................................................46
         Tax Matters.............................................................................................46
         Taxation of the Funds...................................................................................46
         Taxation of the Funds' Shareholders.....................................................................48
         Non-U.S. Shareholders...................................................................................48
         Exchange and Reinstatement Privileges and Wash Sales....................................................48

SHAREHOLDER INFORMATION..........................................................................................48

MISCELLANEOUS INFORMATION........................................................................................51

         Charges for Certain Account Information.................................................................51
         Custodian...............................................................................................51
         Transfer Agency Services................................................................................51
         Independent Accountants.................................................................................52
         Legal Matters...........................................................................................52
         Shareholder Liability...................................................................................52
         Names...................................................................................................52
         Control Persons and Principal Holders of Securities.....................................................52

INVESTMENT RESULTS...............................................................................................53

         Total Return Quotations.................................................................................53
         Performance Information.................................................................................56

APPENDIX........................................................................................................A-1

         Description of Bond Ratings............................................................................A-1
         Description of Commercial Paper Ratings................................................................A-2
         Absence of Rating......................................................................................A-2

FINANCIAL STATEMENTS.............................................................................................FS

                                  INTRODUCTION

     This Statement of Additional Information relates to the Class A, Class B and Class C shares of AIM Small Cap Growth Fund, formerly AIM Small Cap Equity Fund ("Small Cap Fund") and AIM Basic Value Fund, formerly AIM America Value Fund ("Basic Value Fund") (individually, a "Fund," and collectively, the "Funds"). Each Fund is a diversified series of AIM Growth Series (the "Trust"), a registered open-end management investment company.


     A I M Advisors, Inc. ("AIM") serves as the investment manager of and administrator for the Funds.



     The Trust is a series mutual fund. The rules and regulations of the Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information for Small Cap Fund is included in a Prospectus dated May 1, 2001 and for Basic Value Fund is included in a separate Prospectus dated May 1, 2001. Additional copies of the Prospectuses and this Statement of Additional Information may be obtained without charge by writing the principal distributor of the Funds' shares, AIM Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739 or by calling (800) 347-4246. Investors must receive a Prospectus before they invest.


     This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Funds. Some of the information required to be in this Statement of Additional Information is also included in the Prospectuses; and, in order to avoid repetition, reference will be made to sections of the Prospectuses. Additionally, the Prospectuses and this Statement of Additional Information omit certain information contained in the Registration Statement filed with the SEC. Copies of the Registration Statement, including items omitted from the Prospectuses and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.



                       GENERAL INFORMATION ABOUT THE FUNDS

THE TRUST AND ITS SHARES

     The Trust previously operated under the name GT Global Growth Series, which was organized as a Massachusetts business trust on February 19, 1985. The Trust was reorganized on May 29, 1998 as a Delaware business trust, and is registered with the SEC as a diversified open-end series management investment company. The Trust currently consists of the following portfolios: each of the two Funds, AIM Euroland Growth Fund (formerly AIM Europe Growth Fund), AIM Japan Growth Fund, and AIM Mid Cap Equity Fund (formerly known as AIM Mid Cap Growth Fund). Each of these funds has three separate classes: Class A, Class B and Class C shares. The Board of Trustees is authorized to establish additional series of shares, or additional classes of shares of any fund, at any time. All historical financial and other information contained in this Statement of Additional Information for periods prior to May 29, 1998, is that of the series of GT Global Growth Series.


     The term "majority of the outstanding shares" of the Trust, a particular Fund or a particular class of a Fund means, respectively, the vote of the lesser of (a) 67% or more of the shares of the Trust, such Fund, such class present at a meeting of the Trust's shareholders, if the holders of more than 50% of the outstanding shares of the Trust, such Fund, such class are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Trust, such Fund, such class.


     Class A, Class B and Class C shares of each Fund have equal rights and privileges. Each share of a particular class is entitled to one vote, to participate equally in dividends and distributions declared by the Trust's Board of Trustees with respect to the class of such Fund and, upon liquidation of the Fund, to participate proportionately in the net assets of the Fund allocable to such class remaining after satisfaction of outstanding liabilities of the Fund allocable to such class. Fund shares are fully paid, non-assessable and fully transferable when issued and have no preemptive rights and have such conversion and exchange rights as set forth in the Prospectuses and this Statement of Additional Information. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.

     Shareholders of the Funds and the Trust's other series do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of the Funds and the Trust's other series voting together for election of trustees may elect all of the members of the Trust's Board. In such event, the remaining holders cannot elect any trustees of the Trust.


     Class A shares, Class B shares and Class C shares of each of the Funds represent interests in that Fund's assets and have identical voting, dividend, liquidation and other rights on the same terms and conditions, except that each class of shares bears differing class-specific expenses, is subject to differing sales loads, conversion features and exchange privileges, and has exclusive voting rights on matters pertaining to that class' distribution plan (although Class A shareholders and Class B shareholders of a given Fund must approve any material increase in fees payable with respect to the Class A shares of a Fund under the Class A and C Plan). On any matter submitted to a vote of shareholders, shares of a Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of the Fund's investment management arrangements. In addition, shares of a particular class of a Fund may vote on matters affecting only that class. The shares of a Fund and the Trust's other series will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Trust's independent accounts.


     Normally there will be no annual meeting of shareholders for any of the Funds in any year, except as required under the Investment Company Act of 1940, as amended (the "1940 Act"). A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.


     Pursuant to the Trust's Agreement and Declaration of Trust, the Trust may issue an unlimited number of shares of each Fund. Each share of a Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each share of a Fund is equal in earnings, assets and voting privileges except that each class normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares.



                               INVESTMENT POLICIES


     In addition to the primary investment policies set forth in the Prospectuses, each Fund may engage in other types of investments, as described below. Unless specifically noted, the Fund's investment policies described in this Statement of Additional Information are not fundamental policies and may be changed by vote of the Trust's Board of Trustees, without shareholder approval.


SELECTION OF INVESTMENTS

     For purposes of the Prospectuses and this Statement of Additional Information, market capitalization means the total market value of a company's outstanding common stock. There is no necessary correlation between market capitalization and the financial attributes (such as level of assets, revenues or income) often used to measure a company's size.


     The debt obligations that the Funds may invest in are limited to U.S. government securities and corporate debt securities of issuers domiciled in the U.S. Each Fund will limit its purchases of debt securities to investment grade debt obligations. "Investment grade" debt refers to those securities rated within one of the four highest ratings categories by Moody's Investors Service, Inc. ("Moody's") or by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or, if not similarly rated by any other nationally recognized statistical rating organization ("NRSRO"), deemed by AIM to be of equivalent quality.


     AIM allocates investments among fixed income securities of particular issuers on the basis of its views as to the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the economy, movements in the general level and term of interest rates, currency values, political developments, and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it. If market interest rates decline, fixed income securities generally appreciate in value and vice versa.



     Equity securities in which the Funds may invest include common stocks, preferred stocks, convertible debt securities and warrants to acquire such securities.


EQUITY-LINKED DERIVATIVES


     The Funds may invest in equity-linked derivative products designed to replicate the composition and performance of particular indices. Examples of such products include S&P Depositary Receipts ("SPDRs"), World Equity Benchmark Series ("WEBs"), NASDAQ 100 tracking shares ("QQQs"), Dow Jones Industrial Average Instruments ("DIAMONDS") and Optimised Portfolios as Listed Securities ("OPALS"). Investments in equity-linked derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the equity-linked derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in equity-linked derivatives may constitute investments in other investment companies. See "Investments in Other Investment Companies" herein.


INVESTMENT IN OTHER INVESTMENT COMPANIES


     Each Fund may invest in other investment companies to the extent permitted by the 1940 Act, and the rules and regulations thereunder, and if applicable, exemptive orders granted by the SEC. The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds (defined below): (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies other than Affiliated Money Market Funds. With respect to a Fund's purchase of shares of another investment company, including Affiliated Money Market Funds, the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Funds have obtained an exemptive order from the SEC allowing them to invest in money market funds that have AIM or an affiliate of AIM as an investment adviser (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of such Fund.


FOREIGN SECURITIES


     Each of the Funds may hold foreign securities. Such investments may include American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and other securities representing underlying securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in the United States securities markets, and EDRs, in bearer form, are designed for use in European securities markets. ADRs and EDRs may be listed on stock exchanges, or traded in OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates.




     To the extent a Fund invests in securities denominated in foreign currencies, each Fund bears the risk of changes in the exchange rates between U.S. currency and the foreign currency, as well as the availability and status of foreign securities markets. These securities will be marketable equity securities (including common and preferred stocks, depositary receipts for stocks and fixed income or equity securities exchangeable for or convertible into stock) of foreign companies which generally are listed on a recognized foreign securities exchange or traded in a foreign over-the-counter market. Each of the Funds may also invest in foreign securities listed on recognized U.S. securities exchanges or traded in the U.S. over-the-counter market. Such foreign securities may be issued by foreign companies located in developing countries in various regions of the world. A "developing country" is a country in the initial stages of its industrial cycle. As compared to investment in the securities markets of developed countries, investment in the securities markets of developing countries involves exposure to markets that may have substantially less trading volume and greater price volatility, economic structures that are less diverse and mature, and political systems that may be less stable.



     Investments by a Fund in foreign securities, whether denominated in U.S. currencies or foreign currencies, may entail all of the risks set forth below. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of the risks as set forth below.



     Currency Risk. The value of each Fund's foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and increases when the value of the U.S. dollar falls against such currency.



     On January 1, 1999, certain members of the European Economic and Monetary Union ("EMU"), namely Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain established a common European currency known as the "euro" and each member's local currency became a denomination of the euro. On January 1, 2001, Greece became a member of the EMU. It is anticipated that each participating country will replace its local currency with the euro on July 1, 2002. Any other European country that is a member of the European Union and satisfies the criteria for participation in the EMU may elect to participate in the EMU and may supplement its existing currency with euro. The anticipated replacement of existing currencies with the euro on July 1, 2002 could cause market disruptions before or after July 1, 2002 and could adversely affect the value of securities held by a Fund.



     Political and Economic Risk. The economies of many of the countries in which the Funds may invest are not as developed as the United States economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of each Fund's investments.



     Regulatory Risk. The securities of foreign companies are not registered with the SEC and such companies are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Fund's shareholders.



     Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

WARRANTS OR RIGHTS


     Warrants or rights may be acquired by a Fund in connection with other securities or separately and provide the Fund with the right to purchase at a later date other securities of the issuer. Warrants are securities permitting, but not obligating, their holder to subscribe for other securities or commodities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.


LENDING OF PORTFOLIO SECURITIES


     For the purpose of realizing additional income, each Fund may make secured loans of its portfolio securities amounting to not more than 33 1/3% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans continuously be secured by collateral at least equal at all times to the value of the securities lent, plus any accrued interest, "marked to market" on a daily basis. While a loan is outstanding, the borrower must maintain with the Fund's custodian collateral consisting of cash, U.S. government securities or certain letters of credit equal to at least the value of the borrowed securities, plus any accrued interest or such other collateral as permitted by the Fund's investment program and regulatory agencies, and as approved by the Board. The risks of lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially. The Funds may pay reasonable administrative and custodial fees in connection with the loans of their securities. While the securities loans are outstanding, the Funds will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. Each Fund will have a right to call each loan at any time and obtain the securities within the stated settlement period. The Fund will not have the right to vote equity securities while they are being lent, but may call in a loan in anticipation of any important vote. Loans will only be made to firms deemed by AIM to be of good standing and will not be made unless, in the judgment of AIM, the consideration to be earned from such loans would justify the risk.


COMMERCIAL BANK OBLIGATIONS


     For the purposes of each Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. Although a Fund typically will acquire obligations issued and supported by the credit of U.S. banks having total assets at the time of purchase of $1 billion or more, this $1 billion figure is not an investment policy or restriction of any Fund. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.


REPURCHASE AGREEMENTS


     A repurchase agreement is a transaction in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investment in securities, including possible decline in the market value of the underlying securities and delays and costs to the Fund if the other party to the repurchase agreement becomes bankrupt, the Funds intend to enter into repurchase agreements only with banks and dealers believed by AIM to present minimal credit risks in accordance with guidelines approved by the Trust's Board of Trustees. AIM will review and monitor the creditworthiness of such institutions under the general supervision of the Trust's Board.



         Each Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Fund's ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Funds intend to comply with provisions under the U.S. Bankruptcy Code that would allow them to immediately resell the collateral. A Fund will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would be invested in such repurchase agreements and other illiquid investments.


BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS


     Each Fund's borrowings will not exceed 331/3% of its total assets, i.e., each Fund's total assets will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of a Fund's holdings or other factors cause the ratio of the Fund's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event the Fund may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. Each Fund also may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. Each Fund may not purchase additional securities if borrowings exceed 5% of its total assets. A Fund may borrow in connection with meeting requests for the redemption of a Fund's shares. Any borrowing by a Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.



     Each Fund's fundamental investment limitations permit the Fund to borrow money for leveraging purposes. Each Fund, however, currently is prohibited, pursuant to a non-fundamental investment policy, from borrowing money for leveraging. Nevertheless, this policy may be changed in the future by the Trust's Board of Trustees. If a Fund employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in a Fund's net asset value. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, a Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, a Fund's earnings or net asset value would decline faster than would otherwise be the case.



     Each Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. Each Fund also may engage in "roll" borrowing transactions which involve its sale of Government National Mortgage Association certificates or other securities together with a commitment (for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date. Each Fund will segregate with a custodian, liquid assets in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks. A Fund may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for redemption.


WHEN-ISSUED OR FORWARD COMMITMENT SECURITIES


     Each Fund may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which generally is expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but a Fund will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to a Fund. If a Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time a Fund enters into a transaction on a when-issued or forward commitment basis, it will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian and will mark to market daily such assets. There is a risk that the securities may not be delivered and that a Fund may incur a loss.


TEMPORARY DEFENSIVE STRATEGIES


     In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, each of the Funds may temporarily hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units), money market instruments, or high-quality debt securities. Each of the Funds may also invest up to 25% of its total assets in Affiliated Money Market Funds for these purposes. To the extent a Fund employs a temporary defensive strategy, it will not be invested so as to achieve directly its investment objectives.



     Money market instruments in which the Funds may invest include the following: government securities; high grade commercial paper; bank certificates of deposit; bankers' acceptances; and repurchase agreements related to any of the foregoing. High grade commercial paper refers to commercial paper rated P-by Moody's or A-1 by S&P, at the time of investment or, if unrated, deemed by AIM to be of comparable quality.


                               OPTIONS AND FUTURES

SPECIAL RISKS OF OPTIONS AND FUTURES

     The use of options and futures contracts involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.

          (1) Successful use of most of these instruments depends upon AIM's ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities. While AIM is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.

          (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.


          (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because AIM projected a decline in the price of a security in the Fund's securities portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.


          (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time.


          (5) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.


WRITING CALL OPTIONS


     A Fund may write (sell) call options on securities and indices. Call options generally will be written on securities that, in the opinion of AIM, are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Fund.


     A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he or she may be assigned an exercise notice, requiring him or her to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.


     Fund securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Fund's investment objective. When writing a call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, and retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, a Fund has no control over when it may be required to sell the underlying securities, since most options may be exercised at any time prior to the option's expiration. If a call option that a Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security, which will be increased or offset by the premium received. Neither Fund considers a security covered by a call option to be "pledged" as that term is used in the Fund's policy that limits the pledging or mortgaging of its assets.



     Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the security at less than its market value.



     The premium that a Fund receives for writing a call option is deemed to constitute the market value of an option. The premium a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment and the length of the option period. In determining whether a particular call option should be written, AIM will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.



     Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both.



     Each Fund will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity normally are higher than those applicable to purchases and sales of portfolio securities.

     The exercise price of the options may be below, equal to or above the current market values of the underlying securities or indices at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with the exercise of an option, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.



     A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.


WRITING PUT OPTIONS


     The Funds may write put options on securities and indices. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.



     A Fund generally would write put options in circumstances where AIM wishes to purchase the underlying security for the Fund's portfolio at a price lower than the current market price of the security. In such event, the Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund also would receive interest on debt securities maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security would decline below the exercise price, less the premium received.



     Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund will be obligated to purchase the security at greater than its market value.


PURCHASING PUT OPTIONS


     Each Fund may purchase put options on securities and indices. As the holder of a put option, a Fund would have the right to sell the underlying security at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.



     A Fund may purchase a put option on an underlying security ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security eventually is sold.



     A Fund also may purchase put options at a time when the Fund does not own the underlying security. By purchasing put options on a security it does not own, a Fund seeks to benefit from a decline in the market price of the underlying security. If the put option is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.


PURCHASING CALL OPTIONS


     Each Fund may purchase call options on securities and indices. As the holder of a call option, a Fund would have the right to purchase the underlying security at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund may enter into closing sale transactions with respect to such option, exercise such option or permit such option to expire.



     Call options may be purchased by a Fund for the purpose of acquiring the underlying security for its portfolio. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security in this manner may be less than the cost of acquiring the security directly. This technique also may be useful to the Funds in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. As long as it holds such a call option, rather than the underlying security itself, a Fund is partially protected from any unexpected decline in the market price of the underlying security and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.



     Each Fund also may purchase call options on underlying securities it owns to avoid realizing losses that would result in a reduction of its current return. For example, where a Fund has written a call option on an underlying security having a current market value below the price at which it purchased the security, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security. Accordingly, the Fund could purchase a call option on the same underlying security, which could be exercised to fulfill the Fund's delivery obligations under its written call (if it is exercised). This strategy could allow the Fund to avoid selling the portfolio security at a time when it has an unrealized loss; however, the Fund would have to pay a premium to purchase the call option plus transaction costs.



     Aggregate premiums paid for put and call options will not exceed 5% of such Fund's total assets at the time of purchase.



     Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless AIM believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.



     The staff of the SEC considers purchased OTC options to be illiquid securities. A Fund may also sell OTC options and, in connection therewith, set aside assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.



     A Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Fund intends to purchase or write only those exchange-listed options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party or by a transaction in the secondary market if any such market exists. Although a Fund will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS


     Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.



     The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.



     Even if a Fund could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.



     If a Fund purchases an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.


INTEREST RATE AND STOCK INDEX FUTURES CONTRACTS


     A Fund may enter into interest rate or stock index futures contracts ("Futures" or "Futures Contracts") as a hedge against changes in prevailing levels of interest rates or stock price levels in order to establish more definitely the effective return on securities held or intended to be acquired by the Fund. A Fund's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates, or decreases in stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, or increases in stock prices.



     The Funds only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC").



     Although techniques other than sales and purchases of Futures Contracts could be used to reduce a Fund's exposure to interest rate and stock market fluctuations, the Fund may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.



     A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price at a designated date, time and place. A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.



     Although Futures Contracts typically require future delivery of and payment for financial instruments, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs also must be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.



     As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September deutschmarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (i.e., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September deutschmarks on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.



     Each Fund's Futures transactions will be entered into for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities that a Fund owns, or Futures Contracts will be purchased to protect a Fund against an increase in the price of securities it has committed to purchase or expects to purchase.



     "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.



     Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

     Risks of Using Futures Contracts. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.


     There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities in the Fund's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as variations in speculative market demand for Futures and for securities, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.


     Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

     Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices occasionally have moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.


     If a Fund were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.


     Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS

     Options on Futures Contracts are similar to options on securities, except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

     The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities or indices.


     If a Fund writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.



     A Fund may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.


LIMITATION ON USE OF FUTURES AND OPTIONS ON FUTURES


     To the extent that a Fund enters into Futures Contracts and options on Futures Contracts, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the total assets of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, i.e., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by Trust's Board of Trustees without a shareholder vote. This limitation does not limit the percentage of a Fund's assets at risk to 5%.


COVER


     Transactions using Futures Contracts and options (other than options purchased by a Fund) expose the Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.



     Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets are used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.


                                  RISK FACTORS

ILLIQUID SECURITIES


         A Fund may invest up to 15% of its net assets in illiquid securities. Securities may be considered illiquid if a Fund cannot reasonably expect within seven days to sell the securities for approximately the amount at which the Fund values such securities. See "Investment Limitations." The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities such as securities eligible for trading on

U.S. securities exchanges or in the OTC markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.


     Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.


     Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.


     Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at favorable prices.



     With respect to liquidity determinations generally, the Trust's Board of Trustees has the ultimate responsibility for determining whether specific securities, including restricted securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. That Board of Trustees has delegated the function of making day-to-day determinations of liquidity to AIM in accordance with procedures approved by that Board of Trustees. AIM takes into account a number of factors in reaching liquidity decisions, including: (i) the frequency of trading in the security;
(ii) the number of dealers who make quotes for the security; (iii) the number of dealers who have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited, and the mechanics of transfer). AIM monitors the liquidity of securities in each Fund's securities portfolio and periodically reports such determinations to the Trust's Board of Trustees. If the liquidity percentage restriction of a Fund is satisfied at the time of investment, a later increase in the percentage of illiquid securities held by the Fund resulting from a change in market value or assets will not constitute a violation of that restriction. If as a result of a change in market value or assets, the percentage of illiquid securities held by a Fund increases above the applicable limit, AIM will take appropriate steps to bring the aggregate amount of illiquid assets back within the prescribed limitations as soon as reasonably practicable, taking into account the effect of any disposition on that Fund.


DEBT SECURITIES


     Each Fund may invest in U.S. government securities and corporate debt securities of issuers domiciled in the United States. Each Fund limits its purchases of debt securities to investment grade obligations. The value of debt securities held by a Fund will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and interest rates. In selecting debt securities for investment, AIM reviews and monitors the creditworthiness of each issuer and issue and analyzes interest rate trends and specific developments that may affect individual issuers, in addition to relying on ratings assigned by S&P, Moody's or another NRSRO as indicators of quality. Debt securities rated Baa by Moody's or BBB by S&P are investment grade, although Moody's considers securities rated Baa to have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity for such securities to make principal and interest payments than is the case for the issuers of higher grade debt securities. Each Fund is also permitted to purchase debt securities that are not rated by S&P, Moody's or another NRSRO but that AIM determines to be of comparable quality to that of rated securities in which the Fund may invest. Such securities are included in the computation of any percentage limitations applicable to the comparable rated securities.



     Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after a Fund has acquired the security. AIM will consider such an event in determining whether a Fund should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. Also, NRSROs may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. For a description of Moody's and S&P ratings, see "Description of Debt Ratings" herein.


EQUITY SECURITIES

     Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied.

SMALL CAP COMPANIES


     The Small Cap Fund invests primarily in equity securities of U.S. small cap companies. Small cap companies may be more vulnerable than larger companies to adverse business, economic or market developments. Small cap companies may also have more limited product lines, markets or financial resources than companies with larger capitalizations, and may be more dependent on a relatively small management group. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. Most small cap company stocks pay low or no dividends. Securities of small cap companies are generally less liquid and their prices more volatile than those of securities of larger companies. The securities of some small cap companies may not be widely traded, and the Fund's position in securities of such companies may be substantial in relation to the market for such securities. Accordingly, it may be difficult for the Fund to dispose of securities of these small cap companies at prevailing market prices in order to meet redemptions.



                             INVESTMENT RESTRICTIONS

FUNDAMENTAL RESTRICTIONS


     Each Fund is subject to the following investment restrictions, which may be changed only by a vote of a majority of such Fund's outstanding shares. Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% of more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or
(ii) more than 50% of the Fund's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.



     (1) The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules, and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.



     (2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.



     (3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the Securities Act of 1933.



     (4) The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.



     (5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.



     (6) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.



     (7) The Fund may not make personal loans or loans of its assets to persons who control or are under the common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.



     (8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.



     The investment restrictions set forth above provide each of the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though each of the Funds has this flexibility, the Board of Trustees has adopted non-fundamental restrictions for each of the Funds relating to certain of these restrictions which the advisor must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board of Trustees.

NON-FUNDAMENTAL RESTRICTIONS



     The following non-fundamental investment restrictions apply to each of the Funds. They may be changed for any Fund without approval of that Fund's voting securities.



     1. In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or
          (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies and their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC.



     2. In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers or an AIM Advised Fund. The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets.



     3. In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.



     4. In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3% of its total assets and may lend money to another AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.



     5. Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.



                      PORTFOLIO TRANSACTIONS AND BROKERAGE

GENERAL BROKERAGE POLICY

     AIM makes decisions to buy and sell securities for each Fund, selects broker-dealers, effects the Funds' investment portfolio transactions, allocates brokerage fees in such transactions, and where applicable, negotiates commissions and spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate. While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Section 28(e) Standards" below.

     Some of the securities in which the Funds invest are traded in over-the-counter markets. In such transactions, a Fund deals directly with dealers who make markets in the securities involved, except when better prices are available elsewhere. Portfolio transactions placed through dealers who are primary market makers are effected at net prices without commissions, but which include compensation in the form of a mark up or mark down.

     Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.

     AIM may determine target levels of commission business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Funds and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Funds and of the other AIM Funds. In connection with (3) above, the Funds' trades may be executed directly by dealers that sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements. AIM will not use a specific formula in connection with any of these considerations to determine the target levels.

     The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of a Fund, provided the conditions of an exemptive order received by the Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to another AIM Fund or account (and may invest in affiliated money market funds) provided the Funds follow procedures adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

     Under the 1940 Act, certain persons affiliated with the Trust are prohibited from dealing with the Funds as principal in any purchase or sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. The 1940 Act also prohibits the Funds from purchasing a security being publicly underwritten by a syndicate of which certain persons affiliated with the Trust are members except in accordance with certain conditions. These conditions may restrict the ability of a Fund to purchase municipal securities being publicly underwritten by such syndicate, and the Fund may be required to wait until the syndicate has been terminated before buying such securities. At such time, the market price of the securities may be higher or lower than the original offering price. A person affiliated with the Trust may, from time to time, serve as placement agent or financial advisor to an issuer of municipal securities and be paid a fee by such issuer. Each Fund may purchase such municipal securities directly from the issuer, provided that the purchase is reviewed by the Board of Trustees and a determination is made that the placement fee or other remuneration paid by the issuer to a person affiliated with the Trust is fair and reasonable in relation to the fees charged by others performing similar services.

ALLOCATION OF PORTFOLIO TRANSACTIONS

     AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Fund(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.


         Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment.

ALLOCATION OF INITIAL PUBLIC OFFERING ("IPO") SECURITIES TRANSACTIONS


     From time to time, certain of the AIM Funds or other accounts managed by AIM may become interested in participating in security distributions that are available in an IPO, and occasions may arise when purchases of such securities by one AIM Fund or account may also be considered for purchase by one or more other AIM Funds or accounts. In such cases, it shall be AIM's practice to specifically combine or otherwise bunch indications of interest for IPO securities for all AIM Funds and accounts participating in purchase transactions for that security, and to allocate such transactions in accordance with the following procedures:



     AIM will determine the eligibility of each AIM Fund and account that seeks to participate in a particular IPO by reviewing a number of factors, including suitability of the investment with the AIM Fund's or account's investment objective, policies and strategies, the liquidity of the AIM Fund or account if such investment is purchased, and whether the portfolio manager intends to hold the security as a long-term investment. The allocation of limited supply securities issued in IPOs will be made to eligible AIM Funds and accounts in a manner designed to be fair and equitable for the eligible AIM Funds and accounts, and so that there is equal allocation of IPOs over the longer term. Where multiple funds or accounts are eligible, rotational participation may occur, based on the extent to which an AIM Fund or account has participated in previous IPOs as well as the size of the AIM Fund or account. Each eligible AIM Fund and account with an asset level of less than $500 million will be placed in one of three tiers, depending upon each AIM Fund's or account's asset level. The AIM Funds and accounts in the tier containing funds and accounts with the smallest asset levels will participate first, each receiving a 40 basis point allocation (rounded to the nearest share round lot that approximates 40 basis points) (the "Allocation"), based on that AIM Fund's or account's net assets. This process continues until all of the AIM Funds and accounts in the three tiers receive their Allocations, or until the shares are all allocated. Should securities remain after this process, eligible AIM Funds and accounts will receive their Allocations on a straight pro rata basis. For the tier of AIM Funds and accounts not receiving a full Allocation, the Allocation may be made only to certain AIM Funds or accounts so that each may receive close to or exactly 40 basis points.



     When any AIM Funds and/or accounts with substantially identical investment objectives and policies participate in syndicates, they will do so in amounts that are substantially proportionate to each other. In these cases, the net assets of the largest AIM Fund will be used to determine in which tier, as described in the paragraph above, such group of AIM Funds or accounts will be placed. If no AIM Fund is participating, then the net assets of the largest account will be used to determine tier placement. The price per share of securities purchased in such syndicate transactions will be the same for each AIM Fund and account.


SECTION 28(e) STANDARDS


     Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which it exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Fund may pay a broker higher commissions than those available from another broker.


     Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.


     The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Funds. However, the Funds are not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.



     In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Funds is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.


BROKERAGE COMMISSIONS PAID


     For the period ended September 11, 2000 and the fiscal years ended December 31, 1999, and 1998, the Small Cap Portfolio paid aggregate brokerage commissions of $322,435, $381,535, and $113,203, respectively. For the period September 12, 2000 through December 31, 2000, Small Cap Fund paid aggregate brokerage commissions of $241,372. For the period ended June 5, 2000 and the fiscal years ended December 31, 1999 and 1998, the Value Portfolio paid aggregate brokerage commissions of $216,057, $205,721, and $61,274, respectively. For the period June 6, 2000 through December 31, 2000, Basic Value Fund paid aggregate brokerage commissions of $1,096,487.


PORTFOLIO TRADING AND TURNOVER


     Although the Funds generally do not intend to trade for short-term profits, the securities held by a Fund will be sold whenever AIM believes it is appropriate to do so, without regard to the length of time a particular security may have been held. Portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by each Fund's average month-end portfolio value, excluding short-term investments. The portfolio turnover rate will not be a limiting factor when AIM deems portfolio changes appropriate. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that a Fund will bear directly and may result in the realization of net capital gains that are taxable when distributed to each corresponding Fund's shareholders. For the fiscal years ended December 31, 2000 and 1999 the Small Cap Fund's and Basic Value Fund's portfolio turnover rates were 62% and 56%, and 56% and 63%, respectively.



                                   MANAGEMENT

     The Trust's Board of Trustees has overall responsibility for the operation of the Funds. The Board of Trustees has approved all significant agreements between the Trust and persons or companies furnishing services to the Funds including the investment management and administration agreement with AIM, the agreements with AIM Distributors regarding distribution of the Funds' shares, the custody agreement and the transfer agency agreement. The day-to-day operations of the Funds are delegated to the officers of the Trust, subject always to the investment objectives and policies of the Funds and to the general supervision of the Trust's Board. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc., the parent corporation of AIM.

TRUSTEES AND EXECUTIVE OFFICERS

     The Trust's Trustees and Executive Officers are listed below. Unless otherwise indicated, the address of each Executive Officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.


                                       POSITIONS
                                       HELD WITH
    NAME, ADDRESS AND AGE              REGISTRANT                 PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------------          ------------      --------------------------------------------------------------
*ROBERT H. GRAHAM (54)                  Trustee,          Director,    President   and   Chief    Executive    Officer,
                                        Chairman and      A I M Management   Group  Inc.;   Director   and   President,
                                        President         A I M Advisors,  Inc.;  Director  and Senior Vice  President,
                                                          A I M Capital  Management,  Inc.,  A I M Distributors,  Inc.,
                                                          A I M Fund Services,  Inc. and Fund Management  Company;  and
                                                          Director and Vice Chairman, AMVESCAP PLC.


C. DEREK ANDERSON (60)                  Trustee           Senior Managing Partner,  Plantagenet Capital Management, LLC
456 Montgomery Street                                     (an  investment   partnership);   Chief  Executive   Officer,
Suite 200                                                 Plantagenet  Holdings,  Ltd.  (an investment  banking  firm);
San Francisco, CA 94104                                   Director, Premium Wear, Inc. (formerly Munsingwear,  Inc.) (a casual apparel company),  "R" Homes,  Inc., and various other privately owned companies.


FRANK S. BAYLEY (61)                    Trustee           Partner,   law  firm  of  Baker  &  McKenzie;   Director  and
Two Embarcadero Center                                    Chairman,  Stimson Marina, Inc., a subsidiary of C.D. Stimson
Suite 2400                                                Company (a private  investment  company);  and  Trustee,  The
San Francisco, CA 94111                                   Badgley Funds.


RUTH H. QUIGLEY (66)                    Trustee           Private investor;  and President,  Quigley Friedlander & Co.,
1055 California Street                                    Inc. (a financial advisory services firm) from 1984 to 1986.
San Francisco, CA 94108


MELVILLE B. COX (57)                    Vice President    Vice President and Chief Compliance Officer,  A I M Advisors,
                                                          Inc.,  A I M Capital  Management,  Inc.,  A I M Distributors,
                                                          Inc., A I M Fund Services, Inc. and Fund Management Company.


--------------
* A trustee who is an "interested person" of the Trust and A I M Advisors, Inc. as defined in the 1940 Act.

                                       POSITIONS
                                       HELD WITH
    NAME, ADDRESS AND AGE              REGISTRANT                   PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------------          ------------      --------------------------------------------------------------

GARY T. CRUM (53)                       Vice President    Director  and  President,  A I M  Capital  Management,  Inc.;
                                                          Director  and  Executive  Vice  President,   A I M Management
                                                          Group  Inc.;  Director  and  Senior  Vice  President,   A I M
                                                          Advisors,  Inc.; and Director,  A I M Distributors,  Inc. and
                                                          AMVESCAP PLC.


CAROL F. RELIHAN (46)                   Vice President    Director,   Senior  Vice   President,   General  Counsel  and
                                        and Secretary     Secretary,  A I M  Advisors,  Inc.;  Senior  Vice  President,
                                                          General Counsel and Secretary,  A I M  Management Group Inc.;
                                                          Director,   Vice   President   and  General   Counsel,   Fund
                                                          Management  Company;  Vice  President  and  General  Counsel,
                                                          A I M Fund Services, Inc.; and Vice President,  A I M Capital
                                                          Management, Inc. and A I M Distributors, Inc.


DANA R. SUTTON (42)                     Vice President    Vice President and Fund  Controller,  A I M  Advisors,  Inc.;
                                        and Treasurer     and Assistant  Vice President and Assistant  Treasurer,  Fund
                                                          Management Company.


     The Board of Trustees has a Nominating and Audit Committee, comprised of Miss Quigley (Chairman) and Messrs. Anderson and Bayley, which is responsible for nominating persons to serve as Trustees, reviewing audits of the Trust and the Funds and recommending firms to serve as independent auditors of the Trust. All of the Trust's Trustees also serve as directors or trustees of some or all of the other investment companies managed, administered or advised by AIM. All of the Trust's executive officers hold similar offices with some or all of the other investment companies managed, administered or advised by AIM. Each Trustee who is not a director, officer or employee of AIM or any affiliated company is paid an annual retainer component plus a per-meeting fee component, and reimbursed travel and other expenses incurred in connection with attendance at such meetings. Other Trustees and Officers receive no compensation or expense reimbursements from the Trust.


     For the fiscal year ended December 31, 2000, Mr. Anderson, Mr. Bayley, and Miss Quigley, who are not directors, officers or employees of AIM or any affiliated company, received total compensation of $31,880, $32,491, and $32,491, respectively, from the Trust for their services as Trustees. For the year ended December 31, 2000, Mr. Anderson, Mr. Bayley, and Miss Quigley, who are not directors, officers or employees of AIM or any other affiliated company, received total compensation of $103,000, $105,000, and $105,000, respectively, from the investment companies managed or administered by AIM for which he or she served as a Trustee. Fees and expenses disbursed to the Trustees contained no accrued or payable pension or retirement benefits.



INVESTMENT ADVISORY AND ADMINISTRATION SERVICES



     AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, was organized in 1976 and, together with its subsidiaries, manages or advises approximately 135 investment portfolios encompassing a broad range of investment objectives. AIM and their world-wide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world.


     AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM is also the sole shareholder of the Funds' principal underwriter, AIM Distributors.

     AIM Management and AIM are indirect wholly owned subsidiaries of AMVESCAP PLC, 11 Devonshire Square, London, EC2M 4YR, England. AMVESCAP PLC and its subsidiaries are an independent management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management" herein.


     In addition to the investment resources of their Houston and London offices, AIM draws upon the expertise, personnel, data and systems of other offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, New York, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Funds, AIM employs a team approach, taking advantage of its investment resources around the world.



     AIM and the Trust have adopted a Code of Ethics which requires investment personnel and certain other employees (a) to pre-clear personal securities transactions subject to the Code of Ethics; (b) file reports regarding such transactions; (c) refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of an AIM Fund transaction involving the same security (subject to a de minimis exception), and (iii) transactions involving securities being considered for investment by an AIM Fund (subject to the de minimis exception); and (d) abide by certain other provisions of the Code of Ethics. The de minimis exception under the Code of Ethics covers situations where there is no material conflict of interest because of the large market capitalization of a security and the relatively small number of shares involved in a personal transaction. The Code of Ethics also generally prohibits AIM employees who are registered with the NASD from purchasing securities in initial public offerings. Personal trading reports are periodically reviewed by AIM, and the Board of Trustees reviews quarterly and annual reports (which summarize any significant violations of the Code of Ethics). Sanctions for violating the Code of Ethics may include censure, monetary penalties, suspension or termination of employment.



     Prior to June 5, 2000 and September 11, 2000, Basic Value Fund and Small Cap Fund were structured as feeder funds and invested all of their assets in the Value Portfolio and Small Cap Portfolio (each, a "Portfolio," and collectively, the "Portfolios"), respectively. Under the master-feeder structure, Value Portfolio and Small Cap Portfolio paid investment management and administration fees pursuant to the terms of a prior investment advisory agreement with substantially similar terms to the Master Investment Advisory Agreement now in effect. Basic Value Fund and Small Cap Fund paid administration fees and accounting services fees pursuant to the terms of an administration contract between the Trust and AIM and a master accounting services agreement between the Trust and AIM, respectively. As a result of the restructuring of Basic Value Fund and Small Cap Fund, the Trust, on behalf of Value Fund and Small Cap Fund, has entered into a Master Investment Advisory Agreement, dated June 5, 2000 and September 11, 2000, respectively. The Master Investment Advisory Agreement will remain in effect until June 30, 2001, and continue from year to year only if such continuance is specifically approved at least annually by the Trust's Board of Trustees and by the affirmative vote of a majority of the trustees who are not parties to the agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The agreement provides that either party may terminate such agreement on 60 days' written notice without penalty. The agreement terminates automatically in the event of its assignment.



     In addition, if a Fund engages in securities lending, AIM will provide the Fund investment advisory services and related administrative services. The Master Investment Advisory Agreement describes the administrative services to be rendered by AIM if a Fund engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the agent) in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and
(f) performing such other duties as may be necessary.

     AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, a lending Fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.



     Under the terms of the Master Investment Advisory Agreement, AIM supervises all aspects of the Funds' operations and provides investment advisory services to the Funds. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds. AIM will not be liable to the Funds or their shareholders except in the case of AIM's willful misfeasance, bad faith, gross negligence or reckless disregard of duty.



     AIM and the Trust, on behalf of the Fund have entered into a Master Administrative Services Agreement pursuant to which AIM is entitled to receive from the Funds payment for its costs or such reasonable compensation as may be approved by the Board of Trustees. Currently, AIM is paid for the services of the Trust's principal financial officer and related staff, and any expenses related to fund accounting services. The Master Administrative Services Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by (i) the Trust's Board of Trustees or the vote of a "majority of the outstanding voting securities" of the Funds (as defined in the 1940 Act), and (ii) the affirmative vote of a majority of the Non-Interested Trustees by votes cast in person at a meeting called for such purpose.



     AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares and is reimbursed under the Master Administrative Services Agreement for the services of a principal financial officer of the Trust and her staff. The Master Administrative Services Agreement between the Trust and AIM provides that AIM may perform or arrange for the provision of certain accounting, and other administrative services to each Fund which are not required to be performed by AIM under the Master Investment Advisory Agreement. The Master Administrative Services Agreement will continue from year to year only if such continuance is specifically approved at least annually by the Trust's Board of Trustees, including the "dis-interested" trustees, by votes cast in person at a meeting called for such purpose.


     AIM became investment manager and/or administrator to the Funds effective May 29, 1998. Prior to that date, Chancellor LGT Asset Management, Inc. served as investment manager and administrator.


     The investment management fees paid by the Funds are higher than those paid by most mutual funds. The Funds pay all expenses not assumed by AIM, AIM Distributors or other agents. AIM has undertaken to limit Basic Value Fund's combined expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.32%, 1.97% and 1.97% of the average daily net assets of each Fund's Class A, Class B and Class C shares, respectively, until June 30, 2001.



     AIM has undertaken to limit Small Cap Fund's combined expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.75%, 2.40% and 2.40% of the average daily net assets of each Fund's Class A, Class B and Class C shares, respectively, until June 30, 2001.


     AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Tables in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.

     Each Fund paid to AIM the following management fees net of fee waivers for the periods indicated:



                                                               2000*
                                                            ----------
Basic Value Fund..........................................  $1,989,798
Small Cap Fund............................................   2,149,890



     For the periods indicated, AIM waived management fees for the Funds as follows:



                                                                2000*
                                                             -----------
Basic Value Fund..........................................   $    -0-
Small Cap Fund............................................        -0-



     *For the period June 6, 2000 through December 31, 2000 for Basic Value Fund and the period September 12, 2000 through December 31, 2000 for Small Cap Fund.



     Each Portfolio paid the following investment management and administration fees net of any expense limitations (fee waivers) for the periods indicated and for the years ended December 31, 1999 and 1998:



                                                                2000*             1999                1998
                                                             ----------        ----------           --------
Value Portfolio                                              $  360,403        $1,228,974           $159,738
Small Cap Portfolio                                           1,609,812           313,525            133,235




     *For the period ended June 5, 2000 and the period ended September 11, 2000 for the Value Portfolio and Small Cap Portfolio, respectively.



     For the periods indicated and the fiscal years ended December 31, 1999 and 1998, the Advisor reimbursed Small Cap Portfolio and Value Portfolio for their respective investment management and administration fees in the following amounts:



                                                             2000*                1999                1998
                                                          ----------           ----------           --------
Value Portfolio                                           $     -0-            $   11,951           $ 60,760
Small Cap Portfolio                                             -0-                14,220             93,076




     *For the period ended June 5, 2000 and the period ended September 11, 2000 for the Value Portfolio and Small Cap Portfolio, respectively.



     For the periods indicated and the fiscal years ended December 31, 1999 and 1998, each Fund paid AIM and/or the former investment manager and administrator the following administration fees pursuant to an Administration Contract:



                                                                2000*             1999                1998
                                                             ----------         ---------           --------
Basic Value Fund                                             $  382,962         $ 167,058           $ 70,124
Small Cap Fund                                                2,855,871           646,828             84,258



     *For the period ended June 5, 2000 and the period ended September 11, 2000 for the Basic Value Fund and Small Cap Fund, respectively.



     For the fiscal years ended December 31, 2000, 1999 and 1998, AIM and the former investment manager and administrator reimbursed the Basic Value Fund and Small Cap Fund for administrative services fees pursuant to the Administration Contract in the following amounts:

FUND                                                            2000              1999                 1998
-----------------                                               ----              ----              -------
Basic Value Fund                                                  0                 0               $55,651
Small Cap Fund                                                    0                 0                41,599




     For the periods indicated, each Fund paid the following administrative services fees pursuant to a Master Administrative Services Agreement:



                                                                  2000*
                                                                -------
Basic Value Fund                                                $70,534
Small Cap Fund                                                   33,209



     *For the period June 6, 2000 through December 31, 2000 for Basic Value and the period September 12, 2000 through December 31, 2000 for Small Cap Fund.



     Under a master accounting services agreement previously in effect, AIM served as the Funds' pricing and accounting agent. For these services, the Funds paid AIM such fees as were determined in accordance with methodologies established, from time to time, by the Trust's Board of Trustees.



     For the periods indicated and fiscal years ended December 31, 2000, 1999 and 1998, each Fund paid AIM and the former investment manager and administrator the following accounting services fees:



FUND                                                            2000*             1999                1998
-----------------                                              --------         --------             -------
Basic Value Fund                                               $ 24,863          $30,215              $6,806
Small Cap Fund                                                   99,608           71,480               6,564




     *For the period ended June 5, 2000 and the period ended September 11, 2000 for Basic Value Fund and Small Cap Fund, respectively.



     In addition, the Transfer Agency and Service Agreement between the Trust and A I M Fund Services, Inc. ("AFS"), a registered transfer agent and wholly-owned subsidiary of AIM, provides that AFS will perform certain shareholder services for the Funds for a fee per account serviced. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Funds; maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts.


EXPENSES OF THE FUNDS


     Each Fund pays all expenses not assumed by AIM, AIM Distributors and other agents. These expenses include, in addition to the advisory, administrative, distribution, transfer agency, pricing and accounting agency and brokerage fees discussed above, legal and audit expenses, custodian fees, trustees' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses, and expenses of reports and prospectuses sent to existing investors. The allocation of general Trust expense and expenses shared by the Funds with one another, are made on a basis deemed fair and equitable, which may be based on the relative net assets of the Funds or the nature of the services performed and relative applicability to each Fund. Similarly, the allocation of general Trust expenses, and expenses shared by the Funds with each other, are made on a basis deemed fair and equitable and may be based on the relative net assets of the Funds or the nature of the services performed and relative applicability to each Fund. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, that are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.

                             THE DISTRIBUTION PLANS

THE CLASS A AND C PLAN


     The Trust has adopted a Master Distribution Plan as amended, pursuant to Rule 12b-1 under the 1940 Act relating to the Class A and Class C shares of the Funds (the "Class A and C Plan"). The Class A and C Plan provides that the Class A shares pay 0.35% per annum of the average daily net assets attributable to Class A shares as compensation to AIM Distributors for the purpose of financing any activity which is primarily intended to result in the sale of Class A shares. Under the Class A and C Plan, Class C shares of each Fund pays compensation to AIM Distributors at an annual rate of 1.00% of the average daily net assets attributable to Class C shares. The Class A and C Plan is designed to compensate AIM Distributors, on a quarterly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A or Class C shares of a Fund. Payments can also be directed by AIM Distributors to selected institutions who have entered into service agreements with respect to Class A and Class C shares of each Fund and who provide continuing personal services to their customers who own Class A and Class C shares of the Funds. The service fees payable to selected institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such institution's customers' accounts which were purchased on or after a prescribed date set forth in the Plan. Activities appropriate for financing under the Class A Plan include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class A and C Plan.



     Of the aggregate amount payable under the Class A and C Plan, payments to dealers and other financial institutions including AIM Distributors, acting as principal, for providing continuing personal shareholder services to their customers who purchase and own shares of the Fund, in amounts of up to 0.25% of the average daily net assets of the Fund attributable to the customers of such dealers or financial institutions are characterized as a service fee, and payments to dealers and other financial institutions including AIM Distributors, acting as principal, in excess of such amount would be characterized as an asset-based sales charge pursuant to the Class A and C Plan. The Class A and C Plan imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Trust with respect to a Fund. The Class A and C Plan does not obligate the Funds to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Class A and C Plan on behalf of the Funds. Thus, under the Class A and C Plan, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Funds will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.


THE CLASS B PLAN

     The Trust has also adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to Class B shares of the Funds (the "Class B Plan", and collectively with the Class A and C Plan, the "Plans"). Under the Class B Plan, each Fund pays compensation to AIM Distributors at an annual rate of 1.00% of the average daily net assets attributable to Class B shares. Of such amount, each Fund pays a service fee of 0.25% of the average daily net assets attributable to Class B shares to selected dealers and other institutions which furnish continuing personal shareholder services to their customers who purchase and own Class B shares. Amounts paid in accordance with the Class B Plan may be used to finance any activity primarily intended to result in the sale of Class B shares, including but not limited to printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class B Plan.

BOTH PLANS

     Pursuant to an incentive program, AIM Distributors may enter into agreements ("Shareholder Service Agreements") with investment dealers selected from time to time by AIM Distributors for the provision of distribution assistance in connection with the sale of the Funds' shares to such dealers' customers, and for the provision of continuing personal shareholder services to customers who may from time to time directly or beneficially own shares of the Funds. The distribution assistance and continuing personal shareholder services to be rendered by dealers under the Shareholder Service Agreements may include, but shall not be limited to, the following: distributing sales literature; answering routine customer inquiries concerning the Funds; assisting customers in changing dividend options, account designations and addresses, and in enrolling in any of the several special investment plans offered in connection with the purchase of the Funds' shares; assisting in the establishment and maintenance of customer accounts and records and in the processing of purchase and redemption transactions; investing dividends and any capital gains distributions automatically in the Funds' shares; and providing such other information and services as the Funds or the customer may reasonably request.

     Under the Plans, in addition to the Shareholder Service Agreements authorizing payments to selected dealers, banks may enter into Shareholder Service Agreements authorizing payments under the Plans to be made to banks which provide services to their customers who have purchased shares. Services provided pursuant to Shareholder Service Agreements with banks may include some or all of the following: answering shareholder inquiries regarding the Funds; performing sub-accounting; establishing and maintaining shareholder accounts and records; processing customer purchase and redemption transactions; providing periodic statements showing a shareholder's account balance and the integration of such statements with those of other transactions and balances in the shareholder's other accounts serviced by the bank; forwarding applicable prospectuses, proxy statements, reports and notices to bank clients who hold Fund shares; and such other administrative services as the Funds reasonably may request, to the extent permitted by applicable statute, rule or regulation.


     The Trust may also enter into Variable Group Annuity Contractholder Service Agreements ("Variable Contract Agreements") on behalf of the Fund authorizing payments to selected insurance companies offering variable annuity contracts to employers as funding vehicles for retirement plans qualified under Section 401(a) of the Code. Services provided pursuant to such Variable Contract Agreements may include some or all of the following: answering inquiries regarding the Fund and the Trust; performing sub-accounting; establishing and maintaining contractholder accounts and records; processing and bunching purchase and redemption transactions; providing periodic statements of contract account balances; forwarding such reports and notices to contractholders relative to the Fund as deemed necessary; generally, facilitating communications with contractholders concerning investments in the Fund on behalf of plan participants; and performing such other administrative services as deemed to be necessary or desirable, to the extent permitted by applicable statute, rule or regulation to provide such services.



     Similar agreements may be permitted under the Plans for institutions which provide recordkeeping for and administrative services to 401(k) plans.



     In addition, Shareholder Service Agreements may be permitted under the Plans for bank trust departments and brokers for bank trust departments which provide shareholder services to their customers.



     AIM Distributors, acting as principal, may also enter into Shareholder Service Agreements with the Fund, substantially identical to those agreements entered into with investment dealers or other financial institutions, authorizing payments to AIM Distributors for providing continuing personal shareholder services to those customers for which AIM Distributors serves as dealer of record.


     Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another.

     Under a Shareholder Service Agreement, each Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement generally will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rate of 0.25% of the average daily net asset value of the Funds' shares purchased or acquired through exchange. Fees calculated in this manner shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which each Fund's shares are held.

     Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the NASD. The Plans conform to rules of the NASD by limiting payments made to dealers and other financial institutions who provide continuing personal shareholder services to their customers who purchase and own shares of the Funds to no more than 0.25% per annum of the average daily net assets of the funds attributable to the customers of such dealers or financial institutions, and by imposing a cap on the total sales charges, including asset based sales charges, that may be paid by the Funds and their respective classes.

     AIM Distributors may from time to time waive or reduce any portion of its 12b-1 fee for Class A and Class C shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM Distributors will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM Distributors and the Fund.

     Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Funds on an agency basis, may receive payments from the Funds pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments under the Plans. These payments are an obligation of the Funds and not of AIM Distributors.

     From time to time, AIM Distributors may transfer and sell its right to payments under the Distribution Agreements relating to Class B shares in order to finance distribution expenditures in respect of Class B shares.


     For the fiscal year ended December 31, 2000 each Fund paid the following amounts under the Plans:



                                                                                     % OF CLASS
                                                                                     AVERAGE DAILY
                                                                                      NET ASSETS
                                                                             ------------------------------
                              CLASS A        CLASS B        CLASS C          CLASS A    CLASS B     CLASS C
                            ----------     -----------     ----------        --------   -------     -------
Basic Value Fund            $  637,283     $ 1,061,744     $  885,024           0.35%     1.00%       1.00%
Small Cap Fund               1,491,264       2,804,818        493,952           0.35%     1.00%       1.00%



     An estimate by category of actual fees paid by each Fund with regard to the Class A shares during the year ended December 31, 2000 follows:

                                                                         BASIC VALUE              SMALL CAP
                                                                            FUND                    FUND
                                                                         -----------             ----------
CLASS A
   Advertising                                                             $ 54,169              $   26,642
   Printing and mailing prospectuses, semi-annual reports and annual
      reports (other than to current shareholders)                            4,351                   2,861
   Seminars                                                                  12,086                   8,647
   Compensation to Underwriters to partially offset other
      marketing expenses                                                          0                       0
   Compensation to Dealers including finder's fees                          566,677               1,453,114
      Compensation to Sales Personnel                                             0                       0
      Annual Report Total                                                  $637,283              $1,491,264




     An estimate by category of actual fees paid by each Fund with regard to the Class B Shares during the year ended December 31, 2000 follows:




                                                                         BASIC VALUE             SMALL CAP
                                                                            FUND                    FUND
                                                                        ------------             ----------
CLASS B
   Advertising                                                           $   57,321              $   51,150
   Printing and mailing prospectuses, semi-annual reports and
      annual reports (other than to current shareholders)                     4,930                   6,975
   Seminars                                                                  14,110                  25,336
   Compensation to Underwriters to partially offset other
      marketing expenses                                                    796,308               2,103,614
   Compensation to Dealers                                                  189,075                 558,129
   Compensation to Sales Personnel                                                0                       0
   Annual Report Totals                                                  $1,061,744              $2,804,818



     An estimate by category of actual fees paid by each Fund with regard to the Class C Shares during the year ended December 31, 2000 follows:



                                                                         BASIC VALUE             SMALL CAP
                                                                            FUND                   FUND
                                                                        ------------             ---------
CLASS C
   Advertising                                                            $ 38,907                $ 27,568
   Printing and mailing prospectuses, semi-annual reports and
      annual reports (other than to current shareholders)                    3,182                   3,566
   Seminars                                                                  9,259                  11,322
   Compensation to Underwriters to partially offset other
      marketing expenses                                                   236,104                 236,704
   Compensation to Dealers                                                 597,572                 214,792
   Compensation to Sales Personnel                                               0                       0
   Annual Report Totals                                                   $885,024                $493,952


     The Plans require AIM Distributors to provide the Board of Trustees at least quarterly with a written report of the amounts expended pursuant to the Plans and the purposes for which such expenditures were made. The Board of Trustees reviews these reports in connection with their decisions with respect to the Plans.


     As required by Rule 12b-1, the Plans and related forms of Shareholder Service Agreements were approved by the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans ("Qualified Trustees"). In approving the Plans in accordance with the requirements of Rule 12b-1, the Trustees considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of each Fund and their respective shareholders.


     The Plans do not obligate the Funds to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plans. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Funds will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.


     Unless terminated earlier in accordance with their terms, the Plans continue in effect from year to year as long as such continuance is specifically approved at least annually by the Board of Trustees, including a majority of the Qualified Trustees.

     The Plans may be terminated by the vote of a majority of the Qualified Trustees, or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

     Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, it may be amended by the Trustees, including a majority of the Qualified Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Qualified Trustees is committed to the discretion of the Qualified Trustees. In the event the Class A and C Plan is amended in a manner which the Board of Trustees determines would materially increase the charges paid under the Class A and C Plan, the Class B shares of the Funds will no longer convert into Class A shares of the same Funds unless the Class B shares, voting separately, approve such amendment. If the Class B shareholders do not approve such amendment, the Board of Trustees will (i) create a new class of shares of the Funds which is identical in all material respects to the Class A shares as they existed prior to the implementation of the amendment and (ii) ensure that the existing Class B shares of the Funds will be exchanged or converted into such new class of shares no later than the date the Class B shares were scheduled to convert into Class A shares.

     The principal differences between the Class A and C Plan, on the one hand, and the Class B Plan, on the other hand, are: (i) the Class A and C Plan allows payment to AIM Distributors or to dealers or financial institutions of up to 0.35% of average daily net assets of the Class A shares of each Fund, as compared to 1.00% of such assets of each Fund's Class B shares; (ii) the Class B Plan obligates the Class B shares to continue to make payments to AIM Distributors following termination of the Class B shares Distribution Agreement with respect to Class B shares sold by or attributable to the distribution efforts of AIM Distributors and its predecessor, GT Global, Inc. unless there has been a complete termination of the Class B Plan (as defined in such Plan) and (iii) the Class B Plan expressly authorizes AIM Distributors to assign, transfer or pledge its rights to payments pursuant to the Class B Plan.


                                 THE DISTRIBUTOR

     The Trust has entered into distribution arrangements with AIM Distributors, P.O. Box 4739, Houston, Texas 77210-4739, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of Class A, Class B and Class C shares of the Funds. Certain Trustees and officers of the Trust are affiliated with AIM Distributors. A Master Distribution Agreement with AIM Distributors relating to the Class B shares of the Funds was approved by the Board of Trustees on May 7, 1998 and a Master Distribution Agreement with AIM Distributors relating to the Class A shares and Class C shares was approved by the Board of Trustees on

December 10, 1998. Both such Master Distribution Agreements are hereinafter collectively referred to as the "Distribution Agreements."

     The Distribution Agreements provide that AIM Distributors will bear the expenses of printing from the final proof and distributing the Funds' prospectuses and statements of additional information relating to public offerings made by AIM Distributors pursuant to the Distribution Agreements (other than those prospectuses and statements of additional information distributed to existing shareholders of the Fund), and any promotional or sales literature used by AIM Distributors or furnished by AIM Distributors to dealers in connection with the public offering of the Fund's shares, including expenses of advertising in connection with such public offerings. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.

     The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Funds directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. Under the Distribution Agreement for the Class B shares, AIM Distributors sells Class B shares of the Funds at net asset value subject to a contingent deferred sales charge established by AIM Distributors. AIM Distributors is authorized to advance to institutions through whom Class B shares are sold a sales commission under schedules established by AIM Distributors. The Distribution Agreement for the Class B shares provides that AIM Distributors (or its assignee or transferee) will receive 0.75% (of the total 1.00% payable under the distribution plan applicable to Class B shares) of each Fund's average daily net assets attributable to Class B shares attributable to the sales efforts of AIM Distributors.

     AIM Distributors expects to pay sales commissions from its own resources to dealers and institutions who sell Class B shares of the Funds at the time of such sales. Payments with respect to Class B shares will equal 4.0% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs. AIM Distributors anticipates that it will require a number of years to recoup from Class B Plan payments the sales commissions paid to dealers and institutions in connection with sales of Class B shares. In the future, if multiple distributors serve a Fund, each such distributor (or its assignee or transferee) would receive a share of the payments under the Class B Plan based on the portion of the Fund's Class B shares sold by or attributable to the distribution efforts of that distributor.

     AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record.

     The Trust (on behalf of any class of any Fund) or AIM Distributors may terminate the Distribution Agreements on sixty (60) days' written notice without penalty. The Distribution Agreements will terminate automatically in the event of their assignment. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset based distribution fees in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors and its predecessor; provided, however, that a complete termination of the Class B Plan (as defined in such Plan) would terminate all payments by the Fund of asset based distribution fees and service fees to AIM Distributors. Termination of the Class B Plan or Distribution Agreement does not affect the obligation of Class B shareholders to pay contingent deferred sales charges.

     The following chart reflects the total sales charges paid in connection with the sale of Class A shares of each Fund and the amount retained by AIM Distributors for the fiscal years ended December 31, 2000, 1999 and the period of June 1, 1998 to December 31, 1998.



                                                                                               JUNE 1, 1998 TO
                                     2000                              1999                   DECEMBER 31, 1998
                           --------------------------       ---------------------------  ------------------------
                             SALES           AMOUNT          SALES            AMOUNT      SALS           AMOUNT
                           CHARGES          RETAINED        CHARGES          RETAINED     CHARGES       RETAINED
                           ----------      ---------      -----------      ------------  ---------      --------
Basic Value Fund           $2,328,332      $ 369,761      $   557,430       $  89,199    $  1,807       $  1,695
Small Cap Fund                803,007        137,909        2,946,172         445,188      12,522         12,218



     Each Fund pays AIM Distributors sales charges on sales of Class A shares of the Funds, retains certain amounts of such charges and reallows other amounts of such charges to broker/dealers who sell shares.



     The following chart reflects the total sales charges paid in connection with the sale of Class A shares of each Fund and the amount retained by GT Global, Inc., the Trust's former distributor prior to June 1, 1998, for the fiscal years ended December 31, 1998.



                                                                                    1998
                                                                           -------------------------
                                                                            SALES            AMOUNT
                                                                           CHARGES          RETAINED
                                                                           --------         --------
                  Basic Value Fund                                           $7,787           $2,335
                  Small Cap Fund                                             $8,892           $6,814




     The following chart reflects the contingent deferred sales charges paid by Class A, Class B and Class C shareholders and retained by AIM Distributors for the fiscal years ended December 31, 2000, 1999 and 1998:



                                                                       2000          1999           1998
                                                                     --------      --------       ---------
Basic Value Fund                                                     $36,098        $6,724         $55,700
Small Cap Fund                                                        12,529         6,567          60,107



                      SALES CHARGES AND DEALER CONCESSIONS


     CATEGORY I. Certain AIM Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds include Class A shares of each of AIM Advisor Flex Fund, AIM Advisor International Value Fund, AIM Aggressive Growth Fund, AIM Asian Growth Fund, AIM Basic Value Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Charter Fund, AIM Constellation Fund, AIM Dent Demographic Trends Fund, AIM Emerging Growth Fund, AIM European Development Fund, AIM European Small Company Fund, AIM Euroland Growth Fund, AIM Global Utilities Fund, AIM International Emerging Growth Fund, AIM International Equity Fund, AIM Japan Growth Fund, AIM Large Cap Basic Value Fund, AIM Large Cap Growth Fund, AIM Large Cap Opportunities Fund, AIM Mid Cap Equity Fund, AIM Mid Cap Growth Fund, AIM Mid Cap Opportunities Fund, AIM New Technology Fund, AIM Select Growth Fund, AIM Small Cap Equity Fund, AIM Small Cap Growth Fund, AIM Small Cap Opportunities Fund, AIM Value Fund, AIM Value II Fund, AIM Weingarten Fund and AIM Worldwide Spectrum Fund.




                                                                                                    DEALER
                                                                   INVESTOR'S SALES CHARGE        CONCESSION
                                                                -----------------------------    ------------
                                                                    AS A              AS A            AS A
                                                                 PERCENTAGE        PERCENTAGE      PERCENTAGE
                                                               OF THE PUBLIC       OF THE NET     OF THE PUBLIC
            AMOUNT OF INVESTMENT IN                               OFFERING           AMOUNT         OFFERING
             SINGLE TRANSACTION(1)                                 PRICE            INVESTED         PRICE
         -------------------------------                      ----------------    ----------      ------------

                       Less than $     25,000                       5.50%            5.82%             4.75%
          $ 25,000 but less than $     50,000                       5.25             5.54              4.50
          $ 50,000 but less than $    100,000                       4.75             4.99              4.00
          $100,000 but less than $    250,000                       3.75             3.90              3.00
          $250,000 but less than $    500,000                       3.00             3.09              2.50
          $500,000 but less than $  1,000,000                       2.00             2.04              1.60

     (1) AIM Small Cap Opportunities Fund will not accept any single purchase in excess of $250,000.

     CATEGORY II. Certain AIM Funds are currently sold with a sales charge ranging from 4.75% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds are: the Class A shares of each of AIM Advisor Real Estate Fund, AIM Balanced Fund, AIM Developing Markets Fund, AIM Global Aggressive Growth Fund, AIM Global Consumer Products and Services Fund, AIM Global Financial Services Fund, AIM Global Growth Fund, AIM Global Health Care Fund, AIM Global Income Fund, AIM Global Infrastructure Fund, AIM Global Resources Fund, AIM Global Telecommunications and Technology Fund, AIM Global Trends Fund, AIM High Income Municipal Fund, AIM High Yield Fund, AIM High Yield Fund II, AIM Income Fund, AIM Intermediate Government Fund, AIM Latin American Growth Fund, AIM Municipal Bond Fund, AIM Strategic Income Fund and AIM Tax-Exempt Bond Fund of Connecticut.



                                                                                                     DEALER
                                                                   INVESTOR'S SALES CHARGE         CONCESSION
                                                                -----------------------------     -------------
                                                                    AS A              AS A            AS A
                                                                 PERCENTAGE        PERCENTAGE      PERCENTAGE
                                                                OF THE PUBLIC      OF THE NET     OF THE PUBLIC
            AMOUNT OF INVESTMENT IN                               OFFERING           AMOUNT         OFFERING
             SINGLE TRANSACTION(1)                                 PRICE            INVESTED         PRICE
         -------------------------------                      ----------------    ----------      -------------


                      Less than $    50,000                      4.75%              4.99%            4.00%
         $ 50,000 but less than $   100,000                      4.00               4.17             3.25
         $100,000 but less than $   250,000                      3.75               3.90             3.00
         $250,000 but less than $   500,000                      2.50               2.56             2.00
         $500,000 but less than $ 1,000,000                      2.00               2.04             1.60


     CATEGORY III. Certain AIM Funds are currently sold with a sales charge ranging from 1.00% to 0.50% of the offering price on purchases of less than $1,000,000. These AIM Funds are the Class A shares of each of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.


                                                                                                    DEALER
                                                                  INVESTOR'S SALES CHARGE         CONCESSION
                                                               ------------------------------   --------------
                                                                    AS A              AS A            AS A
                                                                 PERCENTAGE        PERCENTAGE      PERCENTAGE
                                                               OF THE PUBLIC       OF THE NET    OF THE PUBLIC
              AMOUNT OF INVESTMENT IN                            OFFERING           AMOUNT         OFFERING
               SINGLE TRANSACTION(1)                               PRICE           INVESTED          PRICE
         ----------------------------------                    -------------       ----------    -------------


                      Less than $   100,000                        1.00%             1.01%           0.75%
         $100,000 but less than $   250,000                        0.75              0.76            0.50
         $250,000 but less than $ 1,000,000                        0.50              0.50            0.40

     There is no sales charge on purchases of $1,000,000 or more of Category I, II or III funds; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions as set forth below.

     ALL GROUPS OF AIM FUNDS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.


     In addition to, or instead of, amounts paid to dealers as a sales commission, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold or of average daily net assets of the AIM Fund attributable to that particular dealer. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.



     AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), which are sold at net asset value and are subject to a contingent deferred sales charge, for all AIM Funds other than Class A shares of each of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases. AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), and which are sold at net asset value and are not subject to a contingent deferred sales charge, in an amount up to 0.10% of such purchases of Class A shares of AIM Limited Maturity Treasury Fund, and in an amount up to 0.25% of such purchases of Class A shares of AIM Tax-Free Intermediate Fund.


     AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs.

     AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions are not paid on sales to investors exempt from the CDSC, including shareholders of record of AIM Advisor Funds, Inc. on April 30, 1995, who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.

     Exchanges of AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares or Class C shares are considered sales of such Class B shares or Class C shares for purposes of the sales charges and dealer concessions discussed above.

     AIM Distributors may pay investment dealers or other financial service firms for share purchases (measured on an annual basis) of Class A Shares of all AIM Funds except AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund and AIM Tax-Exempt Cash Fund sold at net asset value to an employee benefit plan as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases and up to 0.10% of the net asset value of any Class A shares of AIM Limited Maturity Treasury Fund sold at net asset value to an employee benefit plan in accordance with this paragraph.

                       REDUCTIONS IN INITIAL SALES CHARGES

     Reductions in the initial sales charges shown in the sales charge tables (quantity discounts) apply to purchases of shares of the AIM Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined. Purchases of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of the AIM Funds will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

     The term "purchaser" means:


     o an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money-purchase/profit-sharing plan or an individual participant in a 403(b) Plan (unless such 403(b) plan qualifies as the purchaser as defined below);


     o a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), if:

          a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the Funds will not accept contributions submitted with respect to individual participants);

          b. each transmittal must be accompanied by a single check or wire transfer; and

          c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

     o a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under
          Section 401 of the Code) and 457 plans, although more than one beneficiary or participant is involved;

     o a Simplified Employee Pension (SEP), Salary Reduction and other Elective Simplified Employee Pension account (SAR-SEP) or a Savings Incentive Match Plans for Employees IRA (SIMPLE IRA), where the employer has notified the distributor in writing that all of its related employee SEP, SAR-SEP or SIMPLE IRA accounts should be linked; or

     o any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

     Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge as provided herein.

     1. LETTERS OF INTENT. A purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992. The LOI confirms such purchaser's intention as to the total investment to be made in shares of the AIM Funds (except for (i) Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund, (ii) Class B and Class C shares of the AIM Funds and (iii) shares of AIM Floating Rate Fund) within the following 13 consecutive months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he understands and agrees to the terms of the LOI and is bound by the provisions described below.

     Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, a purchaser may revise his intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the investor will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

     To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

     If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he must give written notice to AIM Distributors. If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

     2. RIGHTS OF ACCUMULATION. A "purchaser," as previously defined, may also qualify for reduced initial sales charges based upon such purchaser's existing investment in shares of any of the AIM Funds (except for (i) Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund,
(ii) Class B and Class C shares of the AIM Funds and (iii) shares of AIM Floating Rate Fund) at the time of the proposed purchase. Rights of Accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds (except for (i) Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund, (ii) Class B and Class C shares of the AIM Funds and (iii) shares of AIM Floating Rate Fund) owned by such purchaser, calculated at their then current public offering price. If a purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such purchaser and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund, with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish AFS with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

     PURCHASES AT NET ASSET VALUE. Purchases of shares of any of the AIM Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and distributions from a fund; (b) exchanges of shares of certain funds; (c) use of the reinstatement privilege; or (d) a merger, consolidation or acquisition of assets of a fund.

     The following purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these purchasers:

     o    AIM Management and its affiliates, or their clients;

     o Any current or retired officer, director or employee (and members of their immediate family) of AIM Management, its affiliates or The AIM Family of Funds--Registered Trademark--, and any foundation, trust or employee benefit plan established exclusively for the benefit of, or by, such persons;

     o Any current or retired officer, director, or employee (and members of their immediate family), of CIGNA Corporation or its affiliates, or of First Data Investor Services Group; and any deferred compensation plan for directors of investment companies sponsored by CIGNA Investments, Inc. or its affiliates;

     o Sales representatives and employees (and members of their immediate family) of selling group members or financial institutions that have arrangements with such selling group members;

     o    Purchases through approved fee-based programs;

     o Employee benefit plans designated as purchasers as defined above, and non-qualified plans offered in conjunction therewith, provided the initial investment in the plan(s) is at least $1 million; the sponsor signs a $1 million LOI; the employer-sponsored plan(s) has at least 100 eligible employees; or all plan transactions are executed through a single omnibus account per Fund and the financial institution or service organization has entered into the appropriate agreements with the distributor. Section 403(b) plans sponsored by public educational institutions are not eligible for a sales charge exception based on the aggregate investment made by the plan or the number of eligible employees. Purchases of AIM Small Cap Opportunities Fund by such plans are subject to initial sales charges;

     o Shareholders of record or discretionary advised clients of any investment advisor holding shares of AIM Weingarten Fund or AIM Constellation Fund on September 8, 1986, or of AIM Charter Fund on November 17, 1986, who have continuously owned shares having a market value of at least $500 and who purchase additional shares of the same Fund;

     o Shareholders of record of Advisor Class shares of AIM International Growth Fund or AIM Worldwide Growth Fund on February 12, 1999 who have continuously owned shares of the AIM Funds;

     o Unitholders of G/SET series unit investment trusts investing proceeds from such trusts in shares of AIM Weingarten Fund or AIM Constellation Fund; provided, however, prior to the termination date of the trusts, a unitholder may invest proceeds from the redemption or repurchase of his units only when the investment in shares of AIM Weingarten Fund and AIM Constellation Fund is effected within 30 days of the redemption or repurchase;

     o A shareholder of a fund that merges or consolidates with an AIM Fund or that sells its assets to an AIM Fund in exchange for shares of an AIM Fund;

     o Shareholders of the GT Global funds as of April 30, 1987 who since that date continually have owned shares of one or more of these funds;

     o Certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the GT Global funds since that time;

     o Shareholders of record of Advisor Class shares of an AIM Fund on February 11, 2000 who have continuously owned shares of that AIM Fund, and who purchase additional shares of that AIM Fund;


     o Qualified State Tuition Programs created and maintained in accordance with Section 529 of the Code; and



     o Participants in select brokerage programs for defined contribution plans and rollover IRAs who purchase shares through an electronic brokerage platform offered by entities with which AIM Distributors has entered into a written agreement.


     As used above, immediate family includes an individual and his or her spouse, children, parents and parents of spouse.

                   CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS

     Former GT Global funds Class A shares that are subject to a contingent deferred sales charge and that were purchased before June 1, 1998 are entitled to the following waivers from the contingent deferred sales charge otherwise due upon redemption: (1) minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2; (2) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement plan; (3) when a redemption results from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code or from the death or disability of the employee; (4) redemptions pursuant to a Fund's right to liquidate a shareholder's account involuntarily; (5) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in the former GT Global funds, which are permitted to be made without penalty pursuant to the Code other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in the former GT Global funds; (6) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (7) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (8) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder; (9) redemptions made in connection with a distribution from any retirement plan or account that involves the return of an excess deferral amount pursuant to Section 401(k)(8) or Section 402(g)(2) of the Code; (10) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section 1.401(k)-1(d)(2)); and (11) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.

     Former GT Global funds Class B shares purchased before June 1, 1998 are subject to the following waivers from the contingent deferred sales charge otherwise due upon redemption in addition to the waivers provided for redemptions of currently issued Class B shares as described in a Prospectus: (1) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement; (2) minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2; (3) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in the former GT Global funds, which are permitted to be made without penalty pursuant to the Code other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in the former GT Global funds; (4) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (5) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (6) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder; (7) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation
Section 1.401(k)-1(d)(2)); and (8) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.

     CDSCs will not apply to the following:

     o Additional purchases of Class C shares of AIM Advisor Flex Fund, AIM Advisor International Value Fund and AIM Advisor Real Estate Fund by shareholders of record on April 30, 1995, of these Funds, except that shareholders whose broker-dealers maintain a single omnibus account with AFS on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to

          April 30, 1995, from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996;

     o Redemptions following the death or post-purchase disability of (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

     o Certain distributions from individual retirement accounts, Section 403(b) retirement plans, Section 457 deferred compensation plans and
          Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70-1/2 or older, and only with respect to that portion of such distributions that does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund;
          (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer no later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class B or Class C shares of one or more of the AIM Funds; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Internal Revenue Code of 1986, as amended) of the participant or beneficiary;

     o Amounts from a Systematic Withdrawal Plan of up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established, provided the investor reinvests his dividends;

     o Liquidation by the Fund when the account value falls below the minimum required account size of $500;

     o    Investment account(s) of AIM; and

     o Class C shares where the investor's dealer of record notifies the distributor prior to the time of investment that the dealer waives the payment otherwise payable to him.

     Upon the redemption of shares of funds in sales charge Categories I and II (see "Sales Charges and Dealer Concessions") purchased in amounts of $1 million or more, no CDSC will be applied in the following situations:

     o    Shares held more than 18 months;

     o Redemptions from employee benefit plans designated as qualified purchasers, as defined above, where the redemptions are in connection with employee terminations or withdrawals, provided the total amount invested in the plan is at least $1,000,000; the sponsor signs a $1 million LOI; or the employer-sponsored plan has at least 100 eligible employees; provided, however, that 403(b) plans sponsored by public educational institutions shall qualify for the CDSC waiver on the basis of the value of each plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the plan or on the number of eligible employees;

     o    Private foundations or endowment funds;

     o Redemption of shares by the investor where the investor's dealer waives the amounts otherwise payable to it by the distributor and notifies the distributor prior to the time of investment; and

     o Shares acquired by exchange from Class A shares of funds in sales charge Categories I and II unless the shares acquired by exchange are redeemed within 18 months of the original purchase of the Class A shares.


                        HOW TO PURCHASE AND REDEEM SHARES

     A complete description of the manner in which shares of the Funds may be purchased appears in the Funds' Prospectuses under the heading "Purchasing Shares -- How to Purchase Shares."


     The sales charge normally deducted on purchases of Class A shares is used to compensate AIM Distributors and participating dealers for their expenses incurred in connection with the distribution of the Funds' Class A shares. Since there is little expense associated with unsolicited orders placed directly with AIM Distributors by persons who, because of their relationship with the Funds or with AIM and its affiliates, are familiar with the Funds, or whose programs for purchase involve little expense (e.g., because of the size of the transaction and shareholder records required), AIM Distributors believes that it is appropriate and in the Funds' best interests that such persons, and certain other persons whose purchases result in relatively low expenses of distribution, be permitted to purchase Class A shares of the Funds through AIM Distributors without payment of a sales charge. The persons who may purchase Class A shares of the Funds without a sales charge are set forth under the caption "Reductions in Initial Sales Charges--Purchases At Net Asset Value." You may also be charged a transaction or other fee by the financial institution managing your account.


     For purposes of a Letter of Intent entered into prior to June 1, 1998, any registered investment advisor, trust company or bank trust department which exercises investment discretion and which intends within thirteen months to invest $500,000 or more can be treated as a single purchaser, provided further that such entity places all purchases and redemption orders. Such entities should be prepared to establish their qualifications for such treatment.

     Complete information concerning the method of exchanging shares of the Funds for shares of the other AIM Funds is set forth in the Prospectuses under the heading "Exchanging Shares."

     Information concerning redemption of the Funds' shares is set forth in the Prospectuses under the heading "Redeeming Shares." Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Funds at (800) 959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of the applicable Fund next determined after the repurchase order is received. Such an arrangement is subject to timely receipt by AIM Fund Services, Inc. ("AFS"), the Funds' transfer agent, of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by a Fund or by AIM Distributors (other than any applicable contingent deferred sales charge) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction. The Trust intends to redeem all shares of the Funds in cash.

     The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.

BACKUP WITHHOLDING

     Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

     Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding.

     An investor is subject to backup withholding if:

     (1)  the investor fails to furnish a correct TIN to the Fund, or

     (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

     (3) the investor or the Fund is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

     (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

     (5) the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

     Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1) (2) or (5) above applies.

     Certain payees and payments are exempt from backup withholding and information reporting. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

     o    a corporation

     o an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)

     o    the United States or any of its agencies or instrumentalities

     o a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities

     o a foreign government or any of its political subdivisions, agencies or instrumentalities

     o an international organization or any of its agencies or instrumentalities

     o    a foreign central bank of issue

     o a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.

     o a futures commission merchant registered with the Commodity Futures Trading Commission

     o    a real estate investment trust

     o    an entity registered at all times during the tax year under the 1940
          Act

     o    a common trust fund operated by a bank under Section 584(a)

     o    a financial institution

     o a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List

     o    a trust exempt from tax under Section 664 or described in Section 4947

     Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.

NOTE: Section references are to sections of the Code.

     IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.


     NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and distributions and return of capital distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.



                          NET ASSET VALUE DETERMINATION


     The net asset value per share of each Fund is normally determined once daily as of the close of the customary trading session of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, the net asset value of a Fund share is determined as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of the customary trading session of the NYSE. Net asset value per share is determined by dividing the value of the equity securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of each Fund's net asset value per share is made in accordance with generally accepted accounting principles.



     Each security (excluding convertible bonds) is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price on that day; option contracts are valued at the mean between the closing bid and asked prices on the exchange where the contracts are principally traded; futures contracts are valued at final settlement price quotations from the primary exchange on which they are traded. Debt securities (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, dividend rate, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Fund's Board of Trustees. Short-term obligations having 60 days or less to maturity are valued on the basis of amortized cost.

     Generally, trading in corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the customary trading session of the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined at such times. Foreign currency exchange rates are also generally determined prior to the close of the customary trading session of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which such values are determined and the close of the customary trading session of the NYSE which will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Fund's Board of Trustees.


                                 DIVIDEND ORDER

     Dividends may be paid to someone other than the registered owner, or sent to an address other than the address of record. (Please note that signature guarantees are required to effect this option.) An investor also may direct that his or her dividends be invested in one of the other AIM Funds and there is no sales charge for these investments; initial investment minimums apply. See "Dividends and Distributions" in the Prospectus. To effect this option, please contact your authorized dealer. For more information concerning AIM Funds other than the Funds, please obtain a current prospectus by contacting your authorized dealer, by writing to AIM Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by calling toll free (800) 959-4246.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

     Income dividends and capital gains distributions are automatically reinvested in additional shares of the same class of each Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another AIM Fund, subject to the terms and conditions set forth herein under the caption "Shareholder Information." If a shareholder's account does not have any shares in it on a dividend or capital gains distribution payment date, the dividend or distribution will be paid in cash whether or not the shareholder has elected to have such dividends or distributions reinvested.

TAX MATTERS

     The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in the Prospectuses is not intended as a substitute for careful tax planning.

TAXATION OF THE FUNDS

     Each Fund is treated as a separate corporation for federal income tax purposes. To continue to qualify for treatment as a regulated investment company ("RIC") under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain) and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options or Futures) derived with respect to its business of investing in securities ("Income Requirement"); and (2) the Fund must diversify its holdings so that, at the end of each fiscal quarter: (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities and other securities, with such other securities limited, with respect to any one issuer, to an amount not greater than 5% of the Fund's assets and not more than 10% of the outstanding voting securities of such issuer, and
(ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities) (the "Diversification Requirement").



     By qualifying for treatment as a RIC, each Fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. If a Fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

     Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.




     Options and Futures Transactions. The Fund's use of hedging transactions, such as selling (writing) and purchasing options and Futures, involves complex rules that will determine, for federal income tax purposes, the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from options and Futures derived by a Fund with respect to its business of investing in securities will qualify as permissible income under the Income Requirement for its corresponding Fund.



     Futures that are subject to Section 1256 of the Code (other than those that are part of a "mixed straddle" with respect to which a Fund has elected not to have the following rules apply) ("Section 1256 Contracts") and that are held by a Fund at the end of its taxable year generally will be deemed to have been sold at that time at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to the shareholders as ordinary income, and to increase the net capital gain a Fund recognizes, without in either case increasing the cash available to the Fund. These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to the shareholders as ordinary income, and to increase the net capital gain a Fund recognizes, without in either case increasing the cash available to the Fund.


     Code section 1092 (dealing with straddles) also may affect the taxation of certain hedging instruments in which a Fund may invest. That section defines a "straddle" as offsetting positions with respect to actively traded personal property; for these purposes, options, Futures and Forward Contracts are personal property. Under that section, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If a Fund makes certain elections, the amount, character and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of straddle transactions are not entirely clear.

     If a Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, Futures Contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis--and enters into a "constructive sale" of the position, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time unless the completed transaction exception applies. A constructive sale generally consists of a short sale, an offsetting notional principal contract or Futures Contract entered into by a Fund or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale.


TAXATION OF THE FUNDS' SHAREHOLDERS

     Dividends and distributions declared by a Fund in, and payable to shareholders of record as of a date in December will be deemed to have been paid by the Fund and received by the shareholders on December 31 if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

     If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

NON-U.S. SHAREHOLDERS

     Ordinary dividends and return of capital distributions paid by a Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") generally will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply, however, to a distribution paid by a Fund to a foreign shareholder that is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. A distribution of net capital gain by a Fund to a foreign shareholder generally will be subject to U.S. federal income tax (at the rates applicable to domestic persons) only if the distribution is "effectively connected" or the foreign shareholder is treated as a resident alien individual for federal income tax purposes.


     The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Funds and their shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from a Fund.


EXCHANGE AND REINSTATEMENT PRIVILEGES AND WASH SALES


     If a shareholder disposes of a Fund's shares ("original shares") within 120 days after purchase thereof and subsequently reacquires shares of that Fund or acquires shares of another AIM Fund on which a sales charge normally is imposed ("replacement shares"), without paying the sales charge (or paying a reduced charge) due to an exchange privilege or a reinstatement privilege, then (1) any gain on the disposition of the original shares will be increased, or the loss thereon decreased, by the amount of the sales charge paid when those shares were acquired and (2) that amount will increase the adjusted basis of the replacement shares that were subsequently acquired. In addition, if a shareholder purchases shares of a Fund (whether pursuant to the reinstatement privilege or otherwise) within 30 days before or after redeeming at a loss other shares of that Fund (regardless of class), all or part of that loss will not be deductible and instead will increase the basis of the newly purchased shares.


                             SHAREHOLDER INFORMATION

     This information supplements the discussion in each Fund's Prospectus under the title "Shareholder Information."

     TIMING OF PURCHASE ORDERS. It is the responsibility of the dealer to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer's failure to submit an order within the prescribed time frame will be borne by that dealer. If a check used to purchase shares does not clear, or if any investment order must be canceled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.


     SHARE CERTIFICATES. Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates, although the Trust in its sole discretion may issue them.


     SYSTEMATIC WITHDRAWAL PLAN. Under a Systematic Withdrawal Plan, all shares are to be held by the Transfer Agent and all dividends and distributions are reinvested in shares of the applicable AIM Fund by the Transfer Agent. To provide funds for payments made under the Systematic Withdrawal Plan, the Transfer Agent redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

     Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B or Class C Shares of the AIM Funds and AIM Cash Reserve Shares of AIM Money Market Fund), it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.

     Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan.

     TERMS AND CONDITIONS OF EXCHANGE. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends, and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange.


     EXCHANGES BY TELEPHONE. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by fax, telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to the close of the customary trading session of the NYSE. The Transfer Agent and AIM Distributors may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.


     By signing an account application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor.

     REDEMPTIONS BY TELEPHONE. By signing an account application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor.

     SIGNATURE GUARANTEES. In addition to those circumstances listed in the "Shareholder Information" section of each Fund's prospectus, signature guarantees are required in the following situations: (1) requests to transfer the registration of shares to another owner; (2) telephone exchange and telephone redemption authorization forms; (3) changes in previously designated wiring or electronic funds transfer instructions; and (4) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $250,000 or the proceeds are to be sent to the address of record. AIM Funds may waive or modify any signature guarantee requirements at any time.

     Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.

     TRANSACTIONS BY INTERNET. An investor may effect transactions in his account through the Internet by selecting the AIM Internet Connect option on his completed account application form or completing an AIM Internet Connect Authorization Form. By signing either form the investor acknowledges and agrees that the Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any internet transaction effected in accordance with the instructions set forth in the forms if they reasonably believe such request to be genuine. Procedures for verification of internet transactions include requests for confirmation of the shareholder's personal identification number and mailing of confirmations promptly after the transactions. The investor also acknowledges that (1) if he no longer wants the AIM Internet Connect option, he will notify the Transfer Agent in writing, and (2) the AIM
Internet Connect option may be terminated at any time by the AIM Funds.

     DIVIDENDS AND DISTRIBUTIONS. In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods.

     For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date.

     Dividends on Class B and Class C shares are expected to be lower than those for Class A shares or AIM Cash Reserve Shares because of higher distribution fees paid by Class B and Class C shares. Dividends on all shares may also be affected by other class-specific expenses.

     Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

     Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.


                            MISCELLANEOUS INFORMATION

CHARGES FOR CERTAIN ACCOUNT INFORMATION

     The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

CUSTODIAN


     State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds. The Custodian attends to the collection of principal and income, pays and collects all monies for securities bought and sold by the Funds and performs certain other ministerial duties.


TRANSFER AGENCY SERVICES

     AIM Fund Services, Inc., a wholly owned subsidiary of AIM, acts as transfer agent and dividend disbursing agent for the Funds. The Transfer Agency and Service Agreement between the Trust and AFS provides that AFS will perform certain shareholder services for the Funds for a fee per account serviced. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Funds; maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts. The Transfer Agency and Service Agreement became effective on September 8, 1998.

INDEPENDENT ACCOUNTANTS


         The Trust's and the Funds' independent accountants are PricewaterhouseCoopers LLP. PricewaterhouseCoopers LLP conducts annual audits of the Funds, assists in the preparation of the Funds' federal and state income tax returns and consults with the Trust and the Funds as to matters of accounting, regulatory filings and federal and state income taxation.


         The audited financial statements of the Trust included in this Statement of Additional Information have been examined by PricewaterhouseCoopers LLP as stated in their opinion appearing herein and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.

LEGAL MATTERS

         The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue N.W., Washington, DC 20036-1800, acts as counsel to the Trust and the Funds.

SHAREHOLDER LIABILITY

         Under Delaware law, the shareholders of the Trust enjoy the same limitations of liability extended to shareholders of private, for-profit corporations. There is a remote possibility, however, that under certain circumstances shareholders of the Trust may be held personally liable for the Trust's obligations. However, the Trust's Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a trustee. If a shareholder is held personally liable for the obligations of the Trust, the Trust Agreement provides that the shareholder shall be entitled out of the assets belonging to the applicable Fund (or allocable to the applicable Class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Trust's Bylaws and applicable law. Thus, the risk of a shareholder incurring financial loss on account of such liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and where the other party was held not to be bound by the disclaimer.

NAMES

         Prior to May 29, 1998, AIM Basic Value Fund operated under the name of GT Global America Value Fund, and AIM Small Cap Equity Fund operated under the name of GT Global America Small Cap Growth Fund.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


         As of April 1, 2001, the trustees and officers of the Trust as a group owned beneficially less than 1% of all classes of outstanding shares of the Trust. To the best knowledge of the Trust, the names and addresses of the holders of 5% or more of the outstanding shares of any class of each Fund's equity securities as of April 1, 2001 and the percentage of the outstanding shares held by such holders are set forth below.

                                                                                       PERCENT
                                                                       PERCENT         OWNED OF
                                                                      OWNED OF        RECORD AND
FUND                       NAME AND ADDRESS OF OWNER                   RECORD*       BENEFICIALLY
------------------         -------------------------                 ----------      ------------
Basic Value Fund--         MLPF&S for the Sole Benefit of Its           8.89%           - 0 -
   Class A                  Customers
                           4800 Deer Lake Drive East, 2nd Floor
                           Jacksonville, FL 32246-6484

Basic Value Fund--         MLPF&S for the Sole Benefit of its          14.02%           - 0 -
   Class B                  Customers
                           4800 Deer Lake Drive East, 2nd Floor
                           Jacksonville, FL 32246-6484

Basic Value Fund--         MLPF&S for the Sole Benefit of its          22.36%           - 0 -
   Class C                  Customers
                           4800 Deer Lake Drive East, 2nd Floor
                           Jacksonville, FL 32246-6484

Small Cap Fund--           MLPF&S for the Sole Benefit of its           9.75%           - 0 -
   Class A                  Customers
                           4800 Deer Lake Drive East, 2nd Floor
                           Jacksonville, FL 32246-6484

                           Charles Schwab & Co Inc.                     5.41%           - 0 -
                           Reinvestment Account
                           101 Montgomery St.
                           San Francisco, CA  94104-0000

Small Cap Fund--           MLPF&S for the Sole Benefit of its          13.64%           - 0 -
   Class B                  Customers
                           4800 Deer Lake Drive East, 2nd Floor
                           Jacksonville, FL 32246-6484

Small Cap Fund--           MLPF&S for the Sole Benefit of its          22.74%           - 0 -
   Class C                  Customers
                           4800 Deer Lake Drive East, 2nd Floor
                           Jacksonville, FL 32246-6484


* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.


                               INVESTMENT RESULTS

TOTAL RETURN QUOTATIONS

         The standard formula for calculating total return is as follows:

                                         n
                                   P(1+T) =ERV

         Where P    =  a hypothetical initial payment of $1,000.
               T    =  average annual total return (assuming the
                       applicable maximum sales load is deducted at the
                       beginning of the 1, 5, or 10 year periods).
               n    =  number of years.
               ERV  =  ending redeemable value of a hypothetical $1,000 payment at the end of the 1, 5, or 10 year periods (or fractional portion of such period).


           The standardized returns for the Class A, Class B and Class C shares of the Basic Value Fund and Small Cap Fund, stated as average annualized total returns for the one-year, five-year and ten-year periods ended December 31, 2000, were:




                                               ONE              FIVE             TEN               SINCE
                                               YEAR            YEARS            YEARS            INCEPTION*
                                             --------         -------          -------           ----------
Basic Value Fund Class A                       13.62%          18.66%            N/A               20.38%
Basic Value Fund Class B                       14.52%          19.03%            N/A               20.84%
Basic Value Fund Class C                       18.52%             N/A            N/A               18.35%
Small Cap Fund Class A                         -6.19%          23.83%            N/A               23.56%
Small Cap Fund Class B                         -6.08%          24.24%            N/A               24.00%
Small Cap Fund Class C                         -2.41%             N/A            N/A               34.21%



          * The inception dates for Class A , Class B and Class C shares of each Fund are 10/18/95, 10/18/95 and 5/03/99, respectively.


           Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:
                                         n
                                   P(1+U) =ERV

         Where P    =  a hypothetical initial payment of $1,000.
               U    =  average annual total return assuming payment of
                       only a stated portion of, or none of, the
                       applicable maximum sales load at the beginning of
                       the stated period.
               n    =  number of years.
               ERV  =  ending redeemable value of a hypothetical $1,000 payment at the end of the stated period.


           The average annual non-standardized returns for the Class A , Class B, and Class C shares of the Basic Value Fund and Small Cap Fund, stated as average annualized total returns for the one-year, five-year and ten-year periods ended December 31, 2000, were:




                                               ONE              FIVE             TEN               SINCE
                                               YEAR            YEARS            YEARS            INCEPTION*
                                             --------         -------          -------           ----------
Basic Value Fund Class A                       20.25%           20.00%             N/A               21.70%
Basic Value Fund Class B                       19.52%           19.23%             N/A               20.93%
Basic Value Fund Class C                       19.52%              N/A             N/A               18.35%
Small Cap Fund Class A                         -0.74%           25.25%             N/A               24.92%
Small Cap Fund Class B                         -1.45%           24.41%             N/A               24.07%
Small Cap Fund Class C                         -1.48%              N/A             N/A               34.21%



* The inception dates for Class A, Class B and Class C shares of each Fund are 10/18/95, 10/18/95 and 5/03/99, respectively.

         Cumulative total return across a stated period may be calculated as follows:

                                         n
                                   P(1+V) =ERV

         Where P    =  a hypothetical initial payment of $1,000.
               V    =  cumulative total return assuming payment of all of, a
                       stated portion of, or none of, the applicable maximum
                       sales load at the beginning of the stated period.
               n    =  number of years.
               ERV  =  ending redeemable value of a hypothetical $1,000 payment at the end of the stated period.


         The aggregate non-standardized returns (not taking sales charges into account) for the Class A, Class B and Class C shares of the Basic Value Fund and Small Cap Fund, stated as aggregate total returns for the one-year, five-year and ten-year periods ended December 31, 2000, were:




                                               ONE              FIVE             TEN               SINCE
                                              YEAR             YEARS            YEARS            INCEPTION*
                                             -------          -------          -------           ----------
Basic Value Fund Class A                       20.25%          148.88%           N/A              177.84%
Basic Value Fund Class B                       19.52%          140.96%           N/A              168.79%
Basic Value Fund Class C                       19.52%             N/A            N/A               32.33%
Small Cap Fund Class A                         -0.74%          208.24%           N/A              218.22%
Small Cap Fund Class B                         -1.45%          198.05%           N/A              207.19%
Small Cap Fund Class C                         -1.48%             N/A            N/A               63.11%


* The inception dates for Class A, Class B and Class C shares of each Fund are 10/18/95, 10/18/95 and 05/03/99, respectively.


         The aggregate non-standardized returns (taking sales charges into account) for the Class A, Class B and Class C shares of the Basic Value Fund and Small Cap Fund, stated as aggregate total returns for the one-year, five-year and ten-year periods ended December 31, 2000, were:




                                               ONE              FIVE             TEN               SINCE
                                              YEAR             YEARS            YEARS            INCEPTION*
                                             -------          -------          -------           ----------
Basic Value Fund Class A                       13.62%          135.24%            N/A              162.46%
Basic Value Fund Class B                       14.52%          138.96%            N/A              167.79%
Basic Value Fund Class C                       18.52%             N/A             N/A               32.33%
Small Cap Fund Class A                         -6.19%          191.21%            N/A              200.60%
Small Cap Fund Class B                         -6.08%          196.05%            N/A              206.19%
Small Cap Fund Class C                         -2.41%             N/A             N/A               63.11%


* The inception dates for Class A, Class B and Class C shares of each Fund are 10/18/95, 10/18/95 and 05/03/99, respectively.

         Each Fund's investment results will vary from time to time depending upon market conditions, the composition of each Fund's portfolio and operating expenses of each Fund, so that current or past yield or total return should not be considered representative of what an investment in each Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing each Fund's investment results with those published for other investment companies and other investment vehicles. Each Fund's results also should be considered relative to the risks associated with such Fund's investment objective and policies.

PERFORMANCE INFORMATION

         All advertisements of a Fund will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. Further information regarding the Fund's performance is contained in the Fund's annual report to shareholders, which is available upon request and without charge.

         A Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class A shares reflects the deduction of the Fund's maximum front-end sales charge at the time of purchase. Standardized total return for Class B and Class C shares reflects the deduction of the maximum applicable contingent deferred sales charge on a redemption of shares held for the period.

         A Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual returns tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

         From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of any Fund. Voluntary fee waivers or reductions or commitments to assume expenses may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions or commitments to assume expenses, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions or reimbursement of expenses set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing that Fund's yield or total return.

         The performance of each Fund will vary from time to time and past results are not necessarily indicative of future results. A Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund and market conditions. A shareholder's investment in a Fund is not insured or guaranteed. These factors should be carefully considered by the investor before making an investment in any Fund.


         Each of the Funds may participate in the IPO market, and a significant portion of those Funds' returns may be attributable to their investment in IPOs. Investments in IPOs could have a magnified impact on a Fund with a small asset base. There is no guarantee that as the Funds' assets grow, they will continue to experience substantially similar performance.


         Total return and yield figures for the Funds are neither fixed nor guaranteed, and no Fund's principal is insured. Performance quotations reflect historical information and should not be considered representative of a Fund's performance for any period in the future. Performance is a function of a number of factors which can be expected to fluctuate. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. Such publications or media entities may include the following, among others:

         Advertising Age                       Insurance Week
         Barron's                              Investor's Daily
         Best's Review                         Journal of the American
         Broker World                            Society of CLU & ChFC
         Business Week                         Kiplinger Letter
         Changing Times                        Money
         Christian Science Monitor             Mutual Fund Forecaster
         Consumer Reports                      Mutual Fund Magazine
         Economist                             Nation's Business
         EuroMoney                             New York Times
         FACS of the Week                      Pension World
         Financial Planning                    Pensions & Investments
         Financial Product News                Personal Investor
         Financial World                       Philadelphia Inquirer
         Financial Services Week               Smart Money
         Forbes                                USA Today
         Fortune                               U.S. News & World Report
         Global Finance                        Wall Street Journal
         Hartford Courant                      Washington Post
         Inc.                                  CNN
         Institutional Investor                CNBC
         Insurance Forum                       PBS

         The Funds and AIM Distributors may from time to time, in advertisements, sales literature and reports furnished to present or prospective shareholders, compare each Fund with the following, or compare each Fund's performance to performance data of similar mutual funds as published in the following, among others:

         Bank Rate National Monitor Index         Micropal, Inc. (data and mutual fund
         Bear Stearns Foreign Bond Index           rankings and comparisons)
         Bond Buyer Index                         Moody's Investors Service (publications)
         CDA/Wiesenberger Investment Company      Morgan Stanley Capital International All
          Services (data and mutual fund           Country (AC) World Index
          rankings and comparisons)               Morgan Stanley Capital International
         CNBC/Financial News Composite Index       World Indices
         COFI                                     Morningstar, Inc. (data and mutual fund
         Consumer Price Index                      Rankings and comparisons)
         Datastream                               Nasdaq
         Donoghue's                               Organization for Economic Cooperation
         Dow Jones Industrial Average              And Development (publications)
         EAFE Indexc                              Salomon Brothers Global
         First Boston High Yield Index             Telecommunications Index
         Fitch IBCA, Inc. (publications)          Salomon Brothers World Government
         Ibbotson Associates International Bond    Bond Index--Non-U.S.
         Index                                    Salomon Brothers World Government
         International Bank for Reconstruction     Bond Index
          and Development (publications)          Standard & Poor's (publications)
         International Finance Corporation        Standard & Poor's 500 Composite Stock
         Emerging Markets Database                 Price Index
         International Financial Statistics       Stangar
         Lehman Bond Indices                      Wilshire Associates
         Lipper, Inc.                             World Bank (publications and reports)
          (data and mutual fund rankings and      The World Bank Publication of Trends in
          comparisons)                             Developing Countries
                                                  Worldscope

         Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

         10-year Treasuries

         30-year Treasuries
         30-day Treasury Bills

         Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable but may be subject to revision and has not been independently verified by the Funds or AIM Distributors. Advertising for the Funds may from time to time include discussions of general economic conditions and interest rates. Advertising for the Funds may also include reference to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose (i) the largest holdings in the Fund's portfolio, (ii) certain selling group members and/or (iii) certain institutional shareholders.

         From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning, and inflation.

         Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

                                    APPENDIX

DESCRIPTION OF BOND RATINGS

         Moody's Investors Service, Inc. ("Moody's") rates the debt securities issued by various entities from "Aaa" to "C." Investment grade ratings are the first four categories:

         Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities. A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future. Baa--Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P") rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories:

         AAA--An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong. AA--An obligation rated "AA" differs from the highest rated obligations only in a small degree. The obligor's capacity to meets its financial commitment on the obligation is very strong. A--An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. BBB--An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. BB, B, CCC, CC, C--Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions. BB--An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation. B--An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation. CCC--An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation. CC--An obligation rated "CC" is currently highly vulnerable to nonpayment. C--The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued. D--An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

         Moody's employs the designation "Prime-1" to indicate commercial paper having a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         S&P ratings of commercial paper are graded into several categories ranging from "A-1" for the highest quality obligations to "D" for the lowest. Issues in the "A" category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. "A-1"--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. "A-2"--Capacity for timely payments on issues with this designation is satisfactory; however, the relative degree of safety is not as high as for issues designated "A-1."

ABSENCE OF RATING

         Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

         Should no rating be assigned, the reason may be one of the following:

         1.   An application for rating was not received or accepted.

         2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

         3. There is a lack of essential data pertaining to the issue or issuer.

         4. The issue was privately placed, in which case the rating is not published in Moody's publications.

         Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

         Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the Company ranks in the lower end of its generic rating category.

                           FINANCIAL STATEMENTS

























                                       FS

                       REPORT OF INDEPENDENT ACCOUNTANTS

                       To the Trustees of AIM Growth Series and Shareholders of AIM Basic Value Fund:

                       In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Basic Value Fund (hereafter referred to as the "Fund") at December 31, 2000, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

                       /s/ PRICEWATERHOUSECOOPERS LLP

                       Boston, Massachusetts
                       February 19, 2001

SCHEDULE OF INVESTMENTS

December 31, 2000

                                                     MARKET
                                      SHARES         VALUE
COMMON STOCKS & OTHER EQUITY INTERESTS-91.52%

ALUMINUM-0.94%

Alcoa Inc.                              248,000   $  8,308,000
==============================================================

BANKS (MAJOR REGIONAL)-1.40%

FleetBoston Financial Corp.             329,800     12,388,112
==============================================================

BANKS (MONEY CENTER)-4.45%

Bank of America Corp.                   314,799     14,441,404
--------------------------------------------------------------
J.P. Morgan Chase & Co.                 548,000     24,899,750
==============================================================
                                                    39,341,154
==============================================================

BUILDING MATERIALS-2.00%

Masco Corp.                             686,000     17,621,625
==============================================================

CHEMICALS-2.11%

Air Products & Chemicals, Inc.          454,800     18,646,800
==============================================================

COMPUTERS (HARDWARE)-1.79%

Apple Computer, Inc.(a)                 453,700      6,748,787
--------------------------------------------------------------
Compaq Computer Corp.                   599,900      9,028,495
==============================================================
                                                    15,777,282
==============================================================

COMPUTERS (SOFTWARE & SERVICES)-2.62%

BMC Software, Inc.(a)                   746,800     10,455,200
--------------------------------------------------------------
Computer Associates International,
  Inc.                                  651,900     12,712,050
==============================================================
                                                    23,167,250
==============================================================

DISTRIBUTORS (FOOD & HEALTH)-2.84%

McKesson HBOC, Inc.                     699,900     25,119,411
==============================================================

ELECTRIC COMPANIES-7.27%

Edison International                  1,070,500     16,726,562
--------------------------------------------------------------
Orion Power Holdings, Inc.(a)           785,400     19,340,475
--------------------------------------------------------------
PG&E Corp.                              841,000     16,820,000
--------------------------------------------------------------
TXU Corp.                               257,000     11,388,312
==============================================================
                                                    64,275,349
==============================================================

ELECTRICAL EQUIPMENT-1.01%

Koninklijke (Royal) Philips
  Electronics N.V.-ADR
  (Netherlands)                         247,098      8,957,303
==============================================================

FINANCIAL (DIVERSIFIED)-8.60%

Citigroup Inc.                          397,597     20,302,297
--------------------------------------------------------------
Fannie Mae                               26,000      2,255,500
--------------------------------------------------------------
Freddie Mac                             521,400     35,911,425
--------------------------------------------------------------
MGIC Investment Corp.                   259,900     17,527,006
==============================================================
                                                    75,996,228
==============================================================

HEALTH CARE (DIVERSIFIED)-0.67%

Bristol-Myers Squibb Co.                 36,600      2,706,113
--------------------------------------------------------------
Johnson & Johnson                        30,500   $  3,204,406
==============================================================
                                                     5,910,519
==============================================================

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)-0.88%

Pharmacia Corp.                         126,713      7,729,493
==============================================================

HEALTH CARE (HOSPITAL MANAGEMENT)-2.43%

Health Management Associates,
  Inc.-Class A(a)                     1,035,300     21,482,475
==============================================================

HEALTH CARE (MANAGED CARE)-2.52%

UnitedHealth Group Inc.                 363,200     22,291,400
==============================================================

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)-0.88%

Beckman Coulter, Inc.                   185,800      7,791,988
==============================================================

HOUSEHOLD PRODUCTS (NON-DURABLES)-0.20%

Procter & Gamble Co. (The)               21,900      1,717,781
==============================================================

INSURANCE (LIFE/HEALTH)-2.32%

UnumProvident Corp.                     763,300     20,513,688
==============================================================

INSURANCE (MULTI-LINE)-0.28%

American International Group, Inc.       25,050      2,468,991
==============================================================

INSURANCE (PROPERTY-CASUALTY)-3.91%

Radian Group Inc.                       259,698     19,493,581
--------------------------------------------------------------
XL Capital Ltd.-Class A (Bermuda)       172,700     15,089,663
==============================================================
                                                    34,583,244
==============================================================

LEISURE TIME (PRODUCTS)-1.75%

Mattel, Inc.                          1,072,460     15,486,322
==============================================================

MANUFACTURING (DIVERSIFIED)-0.23%

Minnesota Mining and Manufacturing
  Co.                                    16,500      1,988,250
==============================================================

MANUFACTURING (SPECIALIZED)-2.46%

Parker-Hannifin Corp.                   492,600     21,735,975
==============================================================

NATURAL GAS-0.68%

Dynegy Inc.-Class A                     107,000      5,998,688
==============================================================

OIL & GAS (DRILLING & EQUIPMENT)-6.62%

ENSCO International Inc.                484,000     16,486,250
--------------------------------------------------------------
Transocean Sedco Forex Inc.             444,698     20,456,108
--------------------------------------------------------------
Weatherford International, Inc.(a)      456,000     21,546,000
==============================================================
                                                    58,488,358
==============================================================

PAPER & FOREST PRODUCTS-1.71%

International Paper Co.                 371,100     15,145,519
==============================================================

                                                     MARKET
                                      SHARES         VALUE

RESTAURANTS-0.66%

Tricon Global Restaurants, Inc.(a)      177,000   $  5,841,000
==============================================================

RETAIL (BUILDING SUPPLIES)-1.60%

Sherwin-Williams Co. (The)              536,800     14,124,550
==============================================================

RETAIL (FOOD CHAINS)-3.74%

Albertson's, Inc.                        40,400      1,070,600
--------------------------------------------------------------
Kroger Co. (The)(a)                   1,181,400     31,971,638
==============================================================
                                                    33,042,238
==============================================================

RETAIL (GENERAL MERCHANDISE)-2.35%

Target Corp.                            644,600     20,788,350
==============================================================

RETAIL (SPECIALTY-APPAREL)-1.99%

Gap, Inc. (The)                         690,000     17,595,000
==============================================================

SERVICES (COMMERCIAL & CONSUMER)-4.19%

H&R Block, Inc.                         518,200     21,440,525
--------------------------------------------------------------
IMS Health Inc.                         576,900     15,576,300
==============================================================
                                                    37,016,825
==============================================================

SERVICES (COMPUTER SYSTEMS)-1.13%

SunGard Data Systems Inc.(a)            212,000      9,990,500
==============================================================

SERVICES (DATA PROCESSING)-7.29%

Ceridian Corp.(a)                     1,107,200     22,074,800
--------------------------------------------------------------
Equifax Inc.                            548,800     15,743,700
--------------------------------------------------------------
First Data Corp.                        504,000     26,554,500
==============================================================
                                                    64,373,000
==============================================================

TELECOMMUNICATIONS (LONG DISTANCE)-0.59%

AT&T Corp.                              232,400   $  4,023,425
--------------------------------------------------------------
WorldCom, Inc.(a)                        84,650      1,185,100
==============================================================
                                                     5,208,525
==============================================================

TELEPHONE-1.29%

SBC Communications Inc.                 128,687      6,144,804
--------------------------------------------------------------
Verizon Communications Inc.             105,400      5,283,175
==============================================================
                                                    11,427,979
==============================================================

WASTE MANAGEMENT-4.12%

Waste Management, Inc.                1,313,167     36,440,384
==============================================================
    Total Common Stocks & Other
      Equity Interests (Cost
      $702,695,437)                                808,779,556
==============================================================

MONEY MARKET FUNDS-9.66%

STIC Liquid Assets Portfolio(b)      42,688,949     42,688,949
--------------------------------------------------------------
STIC Prime Portfolio(b)              42,688,949     42,688,949
==============================================================
    Total Money Market Funds
      (Cost $85,377,898)                            85,377,898
==============================================================
TOTAL INVESTMENTS-101.18%

  (Cost $788,073,335)                              894,157,454
==============================================================
LIABILITIES LESS OTHER
  ASSETS-(1.18%)                                   (10,469,140)
==============================================================
NET ASSETS-100.00%                                $883,688,314
______________________________________________________________
==============================================================

Investment abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2000

ASSETS:

Investments, at market value (cost
  $788,073,335)*                                $894,157,454
------------------------------------------------------------
Receivables for:
  Fund shares sold                                43,332,798
------------------------------------------------------------
  Dividends                                        1,097,685
------------------------------------------------------------
  Due from advisor                                    17,209
------------------------------------------------------------
Collateral for securities loaned                  22,529,454
------------------------------------------------------------
Other assets                                          51,558
============================================================
    Total assets                                 961,186,158
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           51,582,575
------------------------------------------------------------
  Fund shares reacquired                           1,882,198
------------------------------------------------------------
  Collateral upon return of securities loaned     22,529,454
------------------------------------------------------------
Accrued advisory fees                                464,964
------------------------------------------------------------
Accrued administrative services fees                  14,507
------------------------------------------------------------
Accrued distribution fees                            811,467
------------------------------------------------------------
Accrued transfer agent fees                          102,044
------------------------------------------------------------
Accrued operating expenses                           110,635
============================================================
    Total liabilities                             77,497,844
============================================================
Net assets applicable to shares outstanding     $883,688,314
____________________________________________________________
============================================================

NET ASSETS:

Class A                                         $448,668,493
____________________________________________________________
============================================================
Class B                                         $241,156,705
____________________________________________________________
============================================================
Class C                                         $193,863,116
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                           15,790,358
____________________________________________________________
============================================================
Class B                                            8,756,849
____________________________________________________________
============================================================
Class C                                            7,039,400
____________________________________________________________
============================================================
Class A:
  Net asset value and redemption price per
    share                                       $      28.41
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $28.41 divided by
      94.50%)                                   $      30.06
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per share  $      27.54
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per share  $      27.54
____________________________________________________________
============================================================

* At December 31, 2000, securities with an aggregate market value of $21,593,949 were on loan to brokers.

STATEMENT OF OPERATIONS
For the year ended December 31, 2000

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $11,292)                                       $ 4,309,265
------------------------------------------------------------
Dividends from affiliated money market funds       2,446,612
------------------------------------------------------------
Interest                                              38,562
------------------------------------------------------------
Security lending                                       4,709
============================================================
    Total investment income                        6,799,148
============================================================

EXPENSES:

Advisory fees                                      2,733,163
------------------------------------------------------------
Administrative services fees                          95,398
------------------------------------------------------------
Custodian fees                                        37,934
------------------------------------------------------------
Distribution fees -- Class A                         637,283
------------------------------------------------------------
Distribution fees -- Class B                       1,061,744
------------------------------------------------------------
Distribution fees -- Class C                         885,024
------------------------------------------------------------
Transfer agent fees                                  564,968
------------------------------------------------------------
Trustees' fees                                        15,065
------------------------------------------------------------
Other                                                220,074
============================================================
    Total expenses                                 6,250,653
============================================================
Less: Expenses reimbursed                             (5,258)
------------------------------------------------------------
    Expenses paid indirectly                         (10,286)
============================================================
    Net expenses                                   6,235,109
============================================================
Net investment income                                564,039
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES AND
  FUTURES CONTRACTS:

Net realized gain (loss) from:
  Investment securities                            1,878,295
------------------------------------------------------------
  Foreign currencies                                  (4,508)
------------------------------------------------------------
  Futures contracts                               (1,909,918)
============================================================
                                                     (36,131)
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                           83,879,538
------------------------------------------------------------
  Futures contracts                                 (127,522)
============================================================
                                                  83,752,016
============================================================
Net gain from investment securities, foreign
  currencies and futures contracts                83,715,885
============================================================
Net increase in net assets resulting from
  operations                                     $84,279,924
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 2000 and 1999

                                                                  2000            1999
                                                              ------------    ------------
OPERATIONS:

  Net investment income (loss)                                $    564,039    $    (60,267)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and futures contracts                       (36,131)      4,676,639
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, foreign currencies and futures contracts        83,752,017      12,454,526
==========================================================================================
    Net increase in net assets resulting from operations        84,279,924      17,070,898
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                         (390,012)             --
------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                       (2,580,450)       (256,018)
------------------------------------------------------------------------------------------
  Class B                                                       (1,509,986)       (210,328)
------------------------------------------------------------------------------------------
  Class C                                                       (1,341,206)        (27,898)
------------------------------------------------------------------------------------------
  Advisor Class*                                                        --          (7,898)
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                      339,482,816      53,925,709
------------------------------------------------------------------------------------------
  Class B                                                      163,990,013      30,620,885
------------------------------------------------------------------------------------------
  Class C                                                      167,386,060       7,050,778
------------------------------------------------------------------------------------------
  Advisor Class*                                                (1,905,460)        591,949
==========================================================================================
    Net increase in net assets                                 747,411,699     108,758,077
==========================================================================================

NET ASSETS:

  Beginning of year                                            136,276,615      27,518,538
==========================================================================================
  End of year                                                 $883,688,314    $136,276,615
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $778,879,166    $116,220,386
------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                       101,801          (2,511)
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies and futures contracts        (1,376,772)      4,086,510
------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies and futures contracts                           106,084,119      15,972,230
==========================================================================================
                                                              $883,688,314    $136,276,615
__________________________________________________________________________________________
==========================================================================================

* Advisor Class shares were converted to Class A shares effective as of the close of business on February 11, 2000.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 2000

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Basic Value Fund (the "Fund") is a separate series of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of five separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund consists of three different classes of shares: Class A shares, Class B shares and Class C shares. The Fund formerly offered Advisor Class shares; however, as of the close of business on February 11, 2000, the Advisor Class shares were converted to Class A shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.
  The Fund's investment objective is long-term growth of capital. At a meeting held on March 14, 2000, the Board of Trustees approved a restructuring of the Fund to eliminate the master-feeder structure. The Fund which had invested substantially all of its investable assets in Value Portfolio (the "Portfolio") a Delaware business trust, would now invest directly in the securities in which the Portfolio had invested. The restructuring of the Fund was approved by the Shareholders of the Fund on May 31, 2000 and was completed on June 5, 2000.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

     On December 31, 2000, undistributed net investment income was decreased by $69,715, undistributed net realized gains were increased by $4,491 and paid in capital was increased by $65,224 as a result of book/tax differences due to utilization of a portion of the proceeds from redemptions as distributions for federal income tax purposes, foreign currency transactions and other reclassifications. Net assets of the Fund were unaffected by the reclassification discussed above.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. Futures Contracts -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.

H. Expenses -- Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.725% on the first $500 million of the Fund's average daily net assets, plus 0.70% on the next $500 million of the Fund's average daily net assets, plus 0.675% on the next $500 million of the Fund's average daily net assets, plus 0.65% on the Fund's average daily net assets exceeding $1.5 billion. AIM has contractually agreed to waive fees and reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to offset arrangements, if any) to the extent necessary to limit total operating expenses to the annual rate of 1.32%, 1.97% and 1.97% of the average daily net assets of the Fund's Class A, Class B and Class C shares, respectively. For the year ended December 31, 2000, AIM reimbursed expenses of $5,258.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2000, AIM was paid $95,398 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended December 31, 2000, AFS was paid $329,663 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended December 31, 2000, the Class A, Class B and Class C shares paid AIM Distributors $637,283, $1,061,744 and $885,024, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $369,761 from sales of the Class A shares of the Fund during the year ended December 31, 2000. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended December 31, 2000, AIM Distributors received $36,098 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

NOTE 3-INDIRECT EXPENSES

For the year ended December 31, 2000, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $6,820 and reductions in custodian fees of $3,466 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $10,286.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5-PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.
  At December 31, 2000, securities with an aggregate value of $21,593,949 were on loan to brokers. The loans were secured by cash collateral of $22,529,454 received by the Fund and invested in affiliated money market funds as follows:
$11,264,727 in STIC Liquid Assets Portfolio and $11,264,727 in STIC Prime Portfolio. For the year ended December 31, 2000, the Fund received fees of $4,709 for securities lending.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2000 was $788,776,840 and $195,993,339, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2000 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $139,481,458
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (36,833,256)
=========================================================
Net unrealized appreciation of investment
  securities                                 $102,648,202
_________________________________________________________
=========================================================
Cost of investments for tax purposes is $791,509,252.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2000 and 1999 were as follows:

                                                                        2000                        1999
                                                              -------------------------   ------------------------
                                                                SHARES        AMOUNT       SHARES        AMOUNT
                                                              ----------   ------------   ---------   ------------
Sold:
  Class A                                                     14,703,803   $386,242,070   3,261,169   $ 70,510,993
------------------------------------------------------------------------------------------------------------------
  Class B                                                      7,092,174    181,508,213   2,206,406     46,519,183
------------------------------------------------------------------------------------------------------------------
  Class C*                                                     3,334,246     84,818,331     373,145      7,969,386
------------------------------------------------------------------------------------------------------------------
  Advisor Class**                                                    594         14,010      55,252      1,198,665
==================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        101,545      2,760,834      10,995        241,403
------------------------------------------------------------------------------------------------------------------
  Class B                                                         53,892      1,420,578       9,168        196,233
------------------------------------------------------------------------------------------------------------------
  Class C*                                                        42,610      1,123,201       1,007         21,568
------------------------------------------------------------------------------------------------------------------
  Advisor Class**                                                     --             --         355          7,898
==================================================================================================================
Issued in connection with acquisitions:***
  Class A                                                        574,087     14,532,847          --             --
------------------------------------------------------------------------------------------------------------------
  Class B                                                        334,747      8,236,922          --             --
------------------------------------------------------------------------------------------------------------------
  Class C                                                      4,239,045    104,299,371          --             --
==================================================================================================================
Conversion of Advisor Class shares to Class A shares:****
  Class A                                                         84,298      1,882,374          --             --
------------------------------------------------------------------------------------------------------------------
  Advisor Class                                                  (83,070)    (1,882,374)         --             --
==================================================================================================================
Reacquired:
  Class A                                                     (2,642,468)   (65,935,309)   (803,521)   (16,826,687)
------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,124,966)   (27,175,700)   (792,971)   (16,094,531)
------------------------------------------------------------------------------------------------------------------
  Class C*                                                      (906,571)   (22,854,843)    (44,082)      (940,176)
------------------------------------------------------------------------------------------------------------------
  Advisor Class**                                                 (1,561)       (37,096)    (28,204)      (614,614)
==================================================================================================================
                                                              25,802,405   $668,953,429   4,248,719   $ 92,189,321
__________________________________________________________________________________________________________________
==================================================================================================================

*    Class C shares commenced sales on May 3, 1999.
** Advisor Class share activity for the period January 1, 2000 through February 11, 2000.
*** AIM Advisor Large Cap Value Fund ("Advisor Large Cap Value Fund") transferred all of its assets to the Fund at the open of business June 19, 2000, pursuant to an Agreement and Plan of Reorganization. The Fund assumed all of the liabilities of the Advisor Large Cap Value Fund. Shareholders of the Advisor Large Cap Value Fund were issued full and fractional shares of the applicable class of the Fund. The reorganization, which was approved by the shareholders of Advisor Large Cap Value Fund on May 31, 2000, was accomplished by an exchange of 5,147,879 shares of the Fund for the 8,552,846 shares then outstanding of the Advisor Large Cap Value Fund or its shareholders. Advisor Large Cap Value Fund's net assets, including $6,359,873 of unrealized appreciation were combined with the Fund for total net assets after the reorganization of $402,079,642.
**** Effective as of the close of business February 11, 2000, pursuant to approval by the Board of Trustees on November 3, 1999, all outstanding shares of Advisor Class shares were converted to Class A shares of the fund.

NOTE 8-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                    CLASS A
                                                              ---------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
                                                              ---------------------------------------------------
                                                                2000      1999(a)     1998     1997(a)    1996(a)
                                                              --------    -------    ------    -------    -------
Net asset value, beginning of period                          $  23.84    $ 18.13    $17.25    $14.65     $12.76
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.06       0.05      0.04      0.09      (0.01)
-----------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          4.74       5.75      1.16      3.87       1.94
=================================================================================================================
    Total from investment operations                              4.80       5.80      1.20      3.96       1.93
=================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.03)        --        --     (0.03)        --
-----------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.20)     (0.09)    (0.32)    (1.33)     (0.04)
=================================================================================================================
    Total distributions                                          (0.23)     (0.09)    (0.32)    (1.36)     (0.04)
=================================================================================================================
Net asset value, end of period                                $  28.41    $ 23.84    $18.13    $17.25     $14.65
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(b)                                                  20.20%     32.04%     7.02%    27.23%     15.12%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios divided by supplemental data:
Net assets, end of period (000s omitted)                      $448,668    $70,791    $9,074    $7,688     $2,529
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                1.32%(c)   1.69%     1.74%     2.02%      2.00%
-----------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             1.32%(c)   1.71%     2.11%     3.00%      5.51%
=================================================================================================================
Ratio of net investment income (loss) to average net assets       0.49%(c)   0.23%     0.25%     0.56%     (0.10)%
_________________________________________________________________________________________________________________
=================================================================================================================
Portfolio turnover rate                                             56%        63%      148%       93%       256%
_________________________________________________________________________________________________________________
=================================================================================================================

(a)  Calculated using average shares outstanding.
(b)  Does not include sales charges.
(c)  Ratios are based on average daily net assets of $182,080,975.

                                                                                    CLASS B
                                                              ----------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------
                                                                2000      1999(a)     1998      1997(a)    1996(a)
                                                              --------    -------    -------    -------    -------
Net asset value, beginning of period                          $  23.23    $ 17.79    $ 17.04    $ 14.54    $12.75
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.02)     (0.09)     (0.08)     (0.01)    (0.10)
------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          4.53       5.62       1.15       3.83      1.93
==================================================================================================================
    Total from investment operations                              4.51       5.53       1.07       3.82      1.83
==================================================================================================================
Less distributions:
  Distributions from net realized gains                          (0.20)     (0.09)     (0.32)     (1.32)    (0.04)
==================================================================================================================
Net asset value, end of period                                $  27.54    $ 23.23    $ 17.79    $ 17.04    $14.54
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(b)                                                  19.47%     31.13%      6.34%     26.44%    14.35%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $241,157    $55,785    $17,406    $16,717    $5,503
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                1.97%(c)   2.34%      2.39%      2.67%     2.65%
------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             1.97%(c)   2.36%      2.76%      3.65%     6.16%
==================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.16)%(c) (0.42)%    (0.40)%    (0.09)%   (0.75)%
__________________________________________________________________________________________________________________
==================================================================================================================
Portfolio turnover rate                                             56%        63%       148%        93%      256%
__________________________________________________________________________________________________________________
==================================================================================================================

(a)  Calculated using average shares outstanding.
(b)  Does not include contingent deferred sales charges.
(c)  Ratios are based on average daily net assets of $106,174,366.

                                                                         CLASS C
                                                              -----------------------------
                                                                               MAY 3, 1999
                                                                               (DATE SALES
                                                               YEAR ENDED     COMMENCED) TO
                                                              DECEMBER 31,    DECEMBER 31,
                                                                  2000           1999(a)
                                                              ------------    -------------
Net asset value, beginning of period                            $  23.23         $21.07
-------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.02)         (0.06)
-------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)            4.53           2.31
===========================================================================================
    Total from investment operations                                4.51           2.25
===========================================================================================
Less distributions from net realized gains                         (0.20)         (0.09)
===========================================================================================
Net asset value, end of period                                  $  27.54         $23.23
___________________________________________________________________________________________
===========================================================================================
Total return                                                       19.47%         10.72%
___________________________________________________________________________________________
===========================================================================================
Ratios divided by supplemental data:
Net assets, end of period (000s omitted)                        $193,863         $7,669
___________________________________________________________________________________________
===========================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  1.97%(c)       2.34%(d)
-------------------------------------------------------------------------------------------
  Without fee waivers                                               1.97%(c)       2.36%(d)
===========================================================================================
Ratio of net investment loss to average net assets                 (0.16)%(c)     (0.42)%(d)
___________________________________________________________________________________________
===========================================================================================
Portfolio turnover rate                                               56%            63%
___________________________________________________________________________________________
===========================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $88,502,364.
(d)  Annualized.

                       REPORT OF INDEPENDENT ACCOUNTANTS

                       To the Trustees of AIM Growth Series and Shareholders of AIM Small Cap Growth Fund

                       In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Small Cap Growth Fund (hereafter referred to as the "Fund") at December 31, 2000, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

                       /s/ PRICEWATERHOUSECOOPERS LLP

                       Boston, Massachusetts
                       February 19, 2001

SCHEDULE OF INVESTMENTS

December 31, 2000

                                                     MARKET
                                      SHARES         VALUE
COMMON STOCKS & OTHER EQUITY INTERESTS-90.09%

AEROSPACE/DEFENSE-0.29%

Primex Technologies, Inc.                75,000   $  2,390,625
==============================================================

AGRICULTURAL PRODUCTS-0.23%

Eden Bioscience Corp.(a)                 65,000      1,945,937
==============================================================

AIRLINES-0.65%

Frontier Airlines, Inc.(a)              175,000      5,414,062
==============================================================

BANKS (REGIONAL)-2.45%

Greater Bay Bancorp                     120,000      4,920,000
--------------------------------------------------------------
Prosperity Bancshares, Inc.              40,000        790,000
--------------------------------------------------------------
Silicon Valley Bancshares(a)            190,000      6,566,875
--------------------------------------------------------------
Southwest Bancorp. of Texas,
  Inc.(a)                               150,250      6,451,359
--------------------------------------------------------------
Whitney Holding Corp.                    50,000      1,815,625
==============================================================
                                                    20,543,859
==============================================================

BIOTECHNOLOGY-3.89%

Albany Molecular Research, Inc.(a)      200,000     12,325,000
--------------------------------------------------------------
Aurora Biosciences Corp.(a)              60,000      1,886,250
--------------------------------------------------------------
Cephalon, Inc.(a)                        95,299      6,033,618
--------------------------------------------------------------
Genencor International Inc.(a)          150,000      2,700,000
--------------------------------------------------------------
Invitrogen Corp.(a)                      50,000      4,318,750
--------------------------------------------------------------
Techne Corp.(a)                         150,000      5,409,375
==============================================================
                                                    32,672,993
==============================================================

BROADCASTING (TELEVISION, RADIO & CABLE)-1.03%

Cox Radio, Inc.-Class A(a)               45,000      1,015,312
--------------------------------------------------------------
Entercom Communications Corp.(a)         75,000      2,582,812
--------------------------------------------------------------
Radio One, Inc.-Class A(a)              200,000      2,137,500
--------------------------------------------------------------
Radio One, Inc.-Class D(a)              265,000      2,915,000
==============================================================
                                                     8,650,624
==============================================================

CHEMICALS (SPECIALTY)-0.33%

OM Group, Inc.                           50,000      2,731,250
==============================================================

COMMUNICATIONS EQUIPMENT-3.77%

CommScope, Inc.(a)                      150,000      2,484,375
--------------------------------------------------------------
Digital Lightwave, Inc.(a)              150,000      4,753,125
--------------------------------------------------------------
Polycom, Inc.(a)                        250,000      8,046,875
--------------------------------------------------------------
Proxim, Inc.(a)                         130,000      5,590,000
--------------------------------------------------------------
REMEC, Inc.(a)                          175,000      1,684,375
--------------------------------------------------------------
ROHN Industries, Inc.(a)                250,000        953,125
--------------------------------------------------------------
SymmetriCom, Inc.(a)                    275,000      2,681,250
--------------------------------------------------------------
Tollgrade Communications, Inc.(a)       150,000      5,475,000
==============================================================
                                                    31,668,125
==============================================================

COMPUTERS (NETWORKING)-1.71%

Avocent Corp.(a)                        125,000   $  3,375,000
--------------------------------------------------------------
SonicWALL, Inc.(a)                      300,000      4,875,000
--------------------------------------------------------------
Tellium, Inc.-Series E, Conv. Pfd.
  (Acquired 09/19/00; Cost
  $6,066,720)(b)                        202,224      6,066,720
==============================================================
                                                    14,316,720
==============================================================

COMPUTERS (PERIPHERALS)-1.89%

Actel Corp.(a)                          175,000      4,232,812
--------------------------------------------------------------
M-Systems Flash Disk Pioneers Ltd.
  (Israel)(a)                           200,000      2,787,500
--------------------------------------------------------------
SanDisk Corp.(a)                        160,000      4,440,000
--------------------------------------------------------------
Silicon Storage Technology,
  Inc.(a)                               375,000      4,429,687
==============================================================
                                                    15,889,999
==============================================================

COMPUTERS (SOFTWARE & SERVICES)-9.22%

Art Technology Group, Inc.(a)            85,000      2,597,812
--------------------------------------------------------------
Aspen Technology, Inc.(a)               100,000      3,325,000
--------------------------------------------------------------
Business Objects S.A.-ADR
  (France)(a)                            70,000      3,963,750
--------------------------------------------------------------
Data Return Corp.(a)                    125,000        468,750
--------------------------------------------------------------
Digital Insight Corp.(a)                 78,950      1,426,034
--------------------------------------------------------------
Documentum, Inc.(a)                     140,000      6,956,250
--------------------------------------------------------------
Eclipsys Corp.(a)                       100,000      2,450,000
--------------------------------------------------------------
Getty Images, Inc.(a)                    50,000      1,600,000
--------------------------------------------------------------
Integrated Measurement Systems,
  Inc.(a)                               175,000      1,389,062
--------------------------------------------------------------
Internet Security Systems, Inc.(a)       35,000      2,745,312
--------------------------------------------------------------
Interwoven, Inc.(a)                      30,000      1,978,125
--------------------------------------------------------------
Macrovision Corp.(a)                     90,000      6,661,406
--------------------------------------------------------------
Micromuse Inc.(a)                        30,000      1,810,781
--------------------------------------------------------------
Netegrity, Inc.(a)                      135,000      7,340,625
--------------------------------------------------------------
OneSource Information Services,
  Inc.(a)                               250,000      1,937,500
--------------------------------------------------------------
Radiant Systems, Inc.(a)                325,000      6,662,500
--------------------------------------------------------------
RADVision Ltd. (Israel)(a)              250,000      3,078,125
--------------------------------------------------------------
SafeNet, Inc.(a)                        200,000      9,400,000
--------------------------------------------------------------
ScanSource, Inc.(a)                      85,000      3,315,000
--------------------------------------------------------------
Ulticom, Inc.(a)                        150,000      5,109,375
--------------------------------------------------------------
WatchGuard Technologies, Inc.(a)        100,000      3,162,500
==============================================================
                                                    77,377,907
==============================================================

CONSUMER FINANCE-0.73%

AmeriCredit Corp.(a)                    175,000      4,768,750
--------------------------------------------------------------
Federal Agricultural Mortgage
  Corp.-Class C(a)                       57,000      1,332,375
==============================================================
                                                     6,101,125
==============================================================

CONTAINERS (METAL & GLASS)-0.44%

Mobile Mini, Inc.(a)                    160,000      3,680,000
==============================================================

                                                     MARKET
                                      SHARES         VALUE

DISTRIBUTORS (FOOD & HEALTH)-2.00%

Performance Food Group Co.(a)           100,000   $  5,126,562
--------------------------------------------------------------
Priority Healthcare Corp.-Class B(a)    200,000      8,162,500
--------------------------------------------------------------
United Natural Foods, Inc.(a)           200,000      3,525,000
==============================================================
                                                    16,814,062
==============================================================

ELECTRICAL EQUIPMENT-3.47%

C & D Technologies, Inc.                150,000      6,478,125
--------------------------------------------------------------
Cree, Inc.(a)                           140,000      4,974,375
--------------------------------------------------------------
II-VI Inc.(a)                           200,000      3,037,500
--------------------------------------------------------------
KEMET Corp.(a)                          170,000      2,571,250
--------------------------------------------------------------
Manufacturers' Services Ltd.(a)         300,000      1,987,500
--------------------------------------------------------------
Nanometrics Inc.(a)                      50,000        690,625
--------------------------------------------------------------
Optimal Robotics Corp. (Canada)(a)       50,000      1,678,125
--------------------------------------------------------------
Park Electrochemical Corp.              100,000      3,068,750
--------------------------------------------------------------
TTM Technologies, Inc.(a)               150,000      2,128,125
--------------------------------------------------------------
Viasystems Group, Inc.(a)               300,000      2,493,750
==============================================================
                                                    29,108,125
==============================================================

ELECTRONICS (COMPONENT DISTRIBUTORS)-0.93%

Kent Electronics Corp.(a)               150,000      2,475,000
--------------------------------------------------------------
Power-One, Inc.(a)                      135,000      5,307,187
==============================================================
                                                     7,782,187
==============================================================

ELECTRONICS (DEFENSE)-3.06%

Aeroflex Inc.(a)                        425,000     12,251,953
--------------------------------------------------------------
Anaren Microwave, Inc.(a)               200,000     13,437,500
==============================================================
                                                    25,689,453
==============================================================

ELECTRONICS
  (INSTRUMENTATION)-4.80%

Alpha Industries, Inc.(a)               150,000      5,550,000
--------------------------------------------------------------
Keithley Instruments, Inc.              180,000      7,751,250
--------------------------------------------------------------
Measurement Specialties, Inc.(a)         75,000      1,462,500
--------------------------------------------------------------
Methode Electronics, Inc.-Class A       100,000      2,293,750
--------------------------------------------------------------
Photon Dynamics, Inc.(a)                250,000      5,625,000
--------------------------------------------------------------
Stanford Microdevices, Inc.(a)           90,000      3,240,000
--------------------------------------------------------------
Tektronix, Inc.                         200,000      6,737,500
--------------------------------------------------------------
Varian Inc.(a)                          225,000      7,621,875
==============================================================
                                                    40,281,875
==============================================================

ELECTRONICS (SEMICONDUCTORS)-4.13%

Cirrus Logic, Inc.(a)                   100,000      1,875,000
--------------------------------------------------------------
Elantec Semiconductor, Inc.(a)          225,000      6,243,750
--------------------------------------------------------------
Exar Corp.(a)                            50,000      1,549,219
--------------------------------------------------------------
GlobeSpan, Inc.(a)                       50,000      1,375,000
--------------------------------------------------------------
hi/fn, inc.(a)                          100,000      2,750,000
--------------------------------------------------------------
InSilicon Corp.(a)                      100,000        612,500
--------------------------------------------------------------
MIPS Technologies, Inc.-Class A(a)      125,000      3,335,937
--------------------------------------------------------------
Pixelworks, Inc.(a)                     100,000      2,237,500
--------------------------------------------------------------
SIPEX Corp.(a)                          121,700      2,913,194
--------------------------------------------------------------
SONICblue Inc.(a)                       150,000   $    618,750
--------------------------------------------------------------
TranSwitch Corp.(a)                     130,150      5,092,119
--------------------------------------------------------------
Virage Logic Corp.(a)                   200,000      3,000,000
--------------------------------------------------------------
Zoran Corp.(a)                          200,000      3,100,000
==============================================================
                                                    34,702,969
==============================================================

EQUIPMENT (SEMICONDUCTOR)-1.22%

Brooks Automation, Inc.(a)              100,000      2,806,250
--------------------------------------------------------------
FEI Co.(a)                              200,000      4,550,000
--------------------------------------------------------------
Helix Technology Corp.                   80,000      1,893,750
--------------------------------------------------------------
Trikon Technologies, Inc.(a)            100,000      1,000,000
==============================================================
                                                    10,250,000
==============================================================

FOODS-0.61%

Hain Celestial Group, Inc.(a)           156,400      5,083,000
==============================================================

FOOTWEAR-0.24%

Kenneth Cole Productions,
  Inc.-Class A(a)                        50,000      2,012,500
==============================================================

HEALTH CARE (DRUGS-GENERIC & OTHER)-1.82%

Barr Laboratories, Inc.(a)               50,000      3,646,875
--------------------------------------------------------------
Large Scale Biology Corp.(a)            108,000      1,026,000
--------------------------------------------------------------
Medecis Pharmaceutical Corp.-Class
  A(a)                                  100,000      5,912,500
--------------------------------------------------------------
Pain Therapeutics, Inc.(a)              116,700      1,735,912
--------------------------------------------------------------
SangStat Medical Corp.(a)               250,000      2,968,750
==============================================================
                                                    15,290,037
==============================================================

HEALTH CARE (HOSPITAL MANAGEMENT)-3.27%

LifePoint Hospitals, Inc.(a)            300,000     15,037,500
--------------------------------------------------------------
Province Healthcare Co.(a)              150,000      5,906,250
--------------------------------------------------------------
Triad Hospitals, Inc.(a)                200,000      6,512,500
==============================================================
                                                    27,456,250
==============================================================

HEALTH CARE (MANAGED CARE)-0.30%

Express Scripts, Inc.-Class A(a)         25,000      2,556,250
==============================================================

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)-2.31%

Biosite Diagnostics Inc.(a)             125,000      5,054,688
--------------------------------------------------------------
BioSource International, Inc.(a)        200,000      3,062,500
--------------------------------------------------------------
ICU Medical, Inc.(a)                    100,000      3,012,500
--------------------------------------------------------------
PolyMedica Corp.(a)                      90,000      3,003,750
--------------------------------------------------------------
Zoll Medical Corp.(a)                   150,000      5,259,375
==============================================================
                                                    19,392,813
==============================================================

HEALTH CARE (SPECIALIZED SERVICES)-2.04%

Accredo Health, Inc.(a)                 125,000      6,273,438
--------------------------------------------------------------
Aksys, Ltd.(a)                          150,000      2,475,000
--------------------------------------------------------------
DaVita, Inc.(a)                         200,000      3,425,000
--------------------------------------------------------------
Laboratory Corp. of America
  Holdings(a)                            15,000      2,640,000
--------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE
HEALTH CARE (SPECIALIZED SERVICES)-(CONTINUED)

Specialty Laboratories, Inc.(a)          70,500   $  2,335,313
==============================================================
                                                    17,148,751
==============================================================

HOMEBUILDING-0.54%

D.R. Horton, Inc.                        75,000      1,832,813
--------------------------------------------------------------
Toll Brothers, Inc.(a)                   65,000      2,656,875
==============================================================
                                                     4,489,688
==============================================================

HOUSEHOLD PRODUCTS (NON-DURABLES)-0.24%

Martha Stewart Living Omnimedia,
  Inc.-Class A(a)                       100,000      2,006,250
==============================================================

INSURANCE
  (PROPERTY-CASUALTY)-0.62%

Fidelity National Financial, Inc.        75,000      2,770,313
--------------------------------------------------------------
HCC Insurance Holdings, Inc.             90,000      2,424,375
==============================================================
                                                     5,194,688
==============================================================

IRON & STEEL-0.14%

Gibraltar Steel Corp.                    65,000      1,141,563
==============================================================

LEISURE TIME (PRODUCTS)-0.24%

Oakley, Inc.(a)                         150,000      2,025,000
==============================================================

LODGING-HOTELS-0.35%

Sun International Hotels Ltd.(a)        125,000      2,968,750
==============================================================

MANUFACTURING (SPECIALIZED)-0.40%

Applied Films Corp.(a)                  125,000      2,554,688
--------------------------------------------------------------
Summa Industries(a)                     100,000        837,500
==============================================================
                                                     3,392,188
==============================================================

METAL FABRICATORS-1.49%

Shaw Group Inc. (The)(a)                250,000     12,500,000
==============================================================

NATURAL GAS-0.56%

Kinder Morgan, Inc.                      90,000      4,696,875
==============================================================

OFFICE EQUIPMENT & SUPPLIES-0.25%

MCSi, Inc. (Acquired
  11/23/99-04/17/00;
  Cost $2,329,702)(a)(b)                100,000      2,137,500
==============================================================

OIL & GAS (DRILLING & EQUIPMENT)-7.16%

Cal Dive International, Inc.(a)         200,000      5,325,000
--------------------------------------------------------------
Dril-Quip, Inc.(a)                       40,000      1,367,500
--------------------------------------------------------------
GulfMark Offshore, Inc.(a)               80,000      2,270,000
--------------------------------------------------------------
Hanover Compressor Co.(a)               170,000      7,575,625
--------------------------------------------------------------
Key Energy Services, Inc.(a)            300,000      3,131,250
--------------------------------------------------------------
Marine Drilling Cos., Inc.(a)           225,000      6,018,750
--------------------------------------------------------------
Maverick Tube Corp.(a)                  100,000      2,262,500
--------------------------------------------------------------
National-Oilwell, Inc.(a)                75,000      2,901,563
--------------------------------------------------------------
Newpark Resources, Inc.(a)              200,000      1,912,500
--------------------------------------------------------------
Pride International, Inc.(a)            250,000      6,156,250
--------------------------------------------------------------
Universal Compression Holdings,
  Inc.(a)                               150,000      5,653,125
--------------------------------------------------------------
UTI Energy Corp.(a)                     350,000     11,506,250
--------------------------------------------------------------
Veritas DGC Inc.(a)                     125,000   $  4,037,500
==============================================================
                                                    60,117,813
==============================================================

OIL & GAS (EXPLORATION & PRODUCTION)-2.47%

Louis Dreyfus Natural Gas Corp.(a)      125,000      5,726,563
--------------------------------------------------------------
Mitchell Energy & Development
  Corp.-Class A                          75,000      4,593,750
--------------------------------------------------------------
Newfield Exploration Co.(a)             125,000      5,929,688
--------------------------------------------------------------
Stone Energy Corp.(a)                    70,000      4,518,500
==============================================================
                                                    20,768,501
==============================================================

PHOTOGRAPHY/IMAGING-0.61%

Concord Camera Corp.(a)                 200,000      3,300,000
--------------------------------------------------------------
Pinnacle Systems, Inc.(a)               250,000      1,843,750
==============================================================
                                                     5,143,750
==============================================================

RESTAURANTS-2.05%

P.F. Chang's China Bistro, Inc.(a)      150,000      4,715,625
--------------------------------------------------------------
Panera Bread Co.-Class A(a)             100,000      2,281,250
--------------------------------------------------------------
RARE Hospitality International,
  Inc.(a)                               262,500      5,857,031
--------------------------------------------------------------
Sonic Corp.(a)                          187,500      4,371,094
==============================================================
                                                    17,225,000
==============================================================

RETAIL (COMPUTERS & ELECTRONICS)-0.81%

Tweeter Home Entertainment Group,
  Inc.(a)                               200,000      2,437,500
--------------------------------------------------------------
Ultimate Electronics, Inc.(a)           200,000      4,387,500
==============================================================
                                                     6,825,000
==============================================================

RETAIL (DISCOUNTERS)-0.30%

Factory 2-U Stores Inc.(a)               75,000      2,484,375
==============================================================

RETAIL (FOOD CHAINS)-0.44%

Whole Foods Market, Inc.(a)              60,000      3,667,500
==============================================================

RETAIL (SPECIALTY)-0.81%

Footstar, Inc.(a)                        50,000      2,475,000
--------------------------------------------------------------
Rent-A-Center, Inc.(a)                  125,000      4,312,500
==============================================================
                                                     6,787,500
==============================================================

RETAIL (SPECIALTY-APPAREL)-3.38%

American Eagle Outfitters, Inc.(a)      165,000      6,971,250
--------------------------------------------------------------
Chico's FAS, Inc.(a)                    165,000      3,444,375
--------------------------------------------------------------
Christopher & Banks Corp.(a)            200,000      5,637,500
--------------------------------------------------------------
Gymboree Corp.(a)                       450,000      6,243,750
--------------------------------------------------------------
Too Inc.(a)                             275,000      3,437,500
--------------------------------------------------------------
Wet Seal, Inc.-Class A(a)               130,000      2,673,125
==============================================================
                                                    28,407,500
==============================================================

SERVICES (ADVERTISING/MARKETING)-1.39%

Forrester Research, Inc.(a)              75,000      3,754,688
--------------------------------------------------------------
Professional Detailing, Inc.(a)          75,000      7,932,422
==============================================================
                                                    11,687,110
==============================================================

                                                     MARKET
                                      SHARES         VALUE

SERVICES (COMMERCIAL & CONSUMER)-2.97%

Apollo Group, Inc.-Class A(a)            60,000   $  2,951,250
--------------------------------------------------------------
Cerner Corp.(a)                          60,000      2,775,000
--------------------------------------------------------------
Copart, Inc.(a)                         180,000      3,870,000
--------------------------------------------------------------
Corporate Executive Board Co.
  (The)(a)                              150,000      5,964,844
--------------------------------------------------------------
F.Y.I. Inc.(a)                           80,000      2,950,000
--------------------------------------------------------------
Iron Mountain Inc.(a)                   124,150      4,609,069
--------------------------------------------------------------
Wireless Facilities, Inc.(a)             50,000      1,812,500
==============================================================
                                                    24,932,663
==============================================================

SERVICES (COMPUTER SYSTEMS)-0.66%

Bell Microproducts Inc.(a)              180,000      2,857,500
--------------------------------------------------------------
Insight Enterprises, Inc.(a)            150,000      2,690,625
==============================================================
                                                     5,548,125
==============================================================

SERVICES (EMPLOYMENT)-0.81%

On Assignment, Inc.(a)                  100,000      2,850,000
--------------------------------------------------------------
ProBusiness Services, Inc.(a)           150,000      3,984,375
==============================================================
                                                     6,834,375
==============================================================

SERVICES (FACILITIES &
  ENVIRONMENTAL)-0.57%

Tetra Tech, Inc.(a)                     150,000      4,781,250
==============================================================

TELECOMMUNICATIONS (CELLULAR/WIRELESS)-3.77%

AirGate PCS, Inc.(a)                    125,000      4,437,500
--------------------------------------------------------------
Alamosa PCS Holdings, Inc.(a)           175,000      1,400,000
--------------------------------------------------------------
Powerwave Technologies, Inc.(a)         250,000   $ 14,625,000
--------------------------------------------------------------
Rural Cellular Corp.-Class A(a)         125,000      3,703,125
--------------------------------------------------------------
SBA Communications Corp.(a)             125,000      5,132,813
--------------------------------------------------------------
Spectrasite Holdings, Inc.(a)           175,300      2,322,725
==============================================================
                                                    31,621,163
==============================================================

TEXTILES (APPAREL)-0.23%

Quicksilver, Inc.(a)                    100,000      1,937,500
==============================================================
    Total Common Stocks & Other
      Equity Interests (Cost
      $593,152,551)                                756,273,125
==============================================================

                                     PRINCIPAL
                                      AMOUNT
U.S. TREASURY BILLS-0.12%

5.77%, 03/22/01 (Cost $987,734)(c)  $ 1,000,000(d)      988,207
==============================================================

                                      SHARES
MONEY MARKET FUNDS-9.78%

STIC Liquid Assets Portfolio(e)      41,055,221     41,055,221
--------------------------------------------------------------
STIC Prime Portfolio(e)              41,055,221     41,055,221
==============================================================
    Total Money Market Funds
      (Cost $82,110,442)                            82,110,442
==============================================================
TOTAL INVESTMENTS-99.99%
  (Cost $676,250,727)                              839,371,774
==============================================================
OTHER ASSETS LESS LIABILITIES-0.01%                    117,080
==============================================================
NET ASSETS-100.00%                                $839,488,854
______________________________________________________________
==============================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
Conv.  - Convertible
Pfd.   - Preferred

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of these securities at 12/31/00 was $8,204,220 which represented 0.98% of the Fund's net assets.
(c) The interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(d) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 7.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2000

ASSETS:

Investments, at market value (cost
  $676,250,727)*                                $839,371,774
------------------------------------------------------------
Receivables for:
  Investments sold                                 1,913,059
------------------------------------------------------------
  Fund shares sold                                 1,994,927
------------------------------------------------------------
  Dividends                                          616,287
------------------------------------------------------------
  Advisor                                             17,133
------------------------------------------------------------
Collateral for securities loaned                  81,642,912
------------------------------------------------------------
Other assets                                          60,920
============================================================
    Total assets                                 925,617,012
============================================================

LIABILITIES:

Payables for:
  Investments purchased                              486,255
------------------------------------------------------------
  Fund shares reacquired                           2,323,917
------------------------------------------------------------
  Collateral upon return of securities loaned     81,642,912
------------------------------------------------------------
  Variation margin                                   208,050
------------------------------------------------------------
Accrued advisory fees                                492,803
------------------------------------------------------------
Accrued administrative services fees                  11,024
------------------------------------------------------------
Accrued distribution fees                            814,357
------------------------------------------------------------
Accrued trustees' fees                                 2,081
------------------------------------------------------------
Accrued transfer agent fees                           72,203
------------------------------------------------------------
Accrued operating expenses                            74,556
============================================================
    Total liabilities                             86,128,158
============================================================
Net assets applicable to shares outstanding     $839,488,854
____________________________________________________________
============================================================

NET ASSETS:

Class A                                         $566,457,935
____________________________________________________________
============================================================
Class B                                         $231,293,057
____________________________________________________________
============================================================
Class C                                         $ 41,737,862
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                           19,002,201
____________________________________________________________
============================================================
Class B                                            8,074,467
____________________________________________________________
============================================================
Class C                                            1,457,822
____________________________________________________________
============================================================
Class A:
  Net asset value and redemption price per
    share                                       $      29.81
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $29.81 divided by
      94.50%)                                   $      31.54
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per share  $      28.64
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per share  $      28.63
____________________________________________________________
============================================================
* At December 31, 2000, securities with an aggregate market
  value of $76,978,553 were on loan to brokers.

STATEMENT OF OPERATIONS

For the year ended December 31, 2000

INVESTMENT INCOME:

Dividends from affiliated money market funds    $  5,463,452
------------------------------------------------------------
Dividends                                            446,538
------------------------------------------------------------
Interest                                              19,757
------------------------------------------------------------
Security lending                                     774,423
============================================================
    Total investment income                        6,704,170
============================================================

EXPENSES:

Advisory fees                                      6,615,573
------------------------------------------------------------
Administrative services fees                         132,817
------------------------------------------------------------
Custodian fees                                        81,667
------------------------------------------------------------
Distribution fees -- Class A                       2,087,770
------------------------------------------------------------
Distribution fees -- Class B                       2,804,818
------------------------------------------------------------
Distribution fees -- Class C                         493,952
------------------------------------------------------------
Transfer agent fees                                1,156,103
------------------------------------------------------------
Trustees' fees                                        29,665
------------------------------------------------------------
Other                                                143,437
============================================================
    Total expenses                                13,545,802
============================================================
Less: Fees waived                                   (599,419)
------------------------------------------------------------
    Expenses paid indirectly                         (40,914)
============================================================
    Net expenses                                  12,905,469
============================================================
Net investment income (loss)                      (6,201,299)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FUTURES CONTRACTS:

Net realized gain from:
  Investment securities                           42,146,470
------------------------------------------------------------
  Futures contracts                                2,397,518
============================================================
                                                  44,543,988
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                          (68,966,114)
------------------------------------------------------------
  Futures contracts                                 (545,916)
============================================================
                                                 (69,512,030)
============================================================
Net gain (loss) from investment securities and
  futures contracts                              (24,968,042)
============================================================
Net increase (decrease) in net assets
  resulting from operations                     $(31,169,341)
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 2000 and 1999

                                                                  2000            1999
                                                              ------------    ------------
OPERATIONS:

  Net investment income (loss)                                $ (6,201,299)   $ (1,642,461)
------------------------------------------------------------------------------------------
  Net realized gain from investment securities and futures
    contracts                                                   44,543,988      13,123,263
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and futures contracts                (69,512,030)    223,271,546
==========================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                               (31,169,341)    234,752,348
==========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                      (32,249,183)     (6,938,952)
------------------------------------------------------------------------------------------
  Class B                                                      (13,814,334)     (4,091,568)
------------------------------------------------------------------------------------------
  Class C                                                       (2,482,080)       (691,265)
------------------------------------------------------------------------------------------
  Advisor Class                                                         --        (114,504)
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                      198,718,621     270,390,201
------------------------------------------------------------------------------------------
  Class B                                                        8,068,136     136,647,909
------------------------------------------------------------------------------------------
  Class C                                                        4,604,853      30,105,480
------------------------------------------------------------------------------------------
  Advisor Class                                                 (8,248,641)      3,770,311
==========================================================================================
    Net increase in net assets                                 123,428,031     663,829,960
==========================================================================================

NET ASSETS:

  Beginning of year                                            716,060,823      52,230,863
==========================================================================================
  End of year                                                 $839,488,854    $716,060,823
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $689,632,226    $483,809,241
------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                            --          (1,324)
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and futures contracts                           (13,689,753)       (805,505)
------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    futures contracts                                          163,546,381     233,058,411
==========================================================================================
                                                              $839,488,854    $716,060,823
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 2000

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Small Cap Growth Fund (the "Fund") is a separate series of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of five separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund consists of three different classes of shares:
Class A shares, Class B shares and Class C shares. The Fund formerly offered Advisor Class shares; however, as of the close of business on February 11, 2000, the Advisor Class shares were converted to Class A shares. Class A shares were sold with a front-end sales charge. Class B shares and Class C shares were sold with a contingent deferred sales charge. Advisor Class shares were sold without a sales charge. Effective November 8, 1999, the Fund temporarily discontinued sales of its shares to new investors. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.
  At a meeting held on March 14, 2000, the Board of Trustees approved a restructuring of the Fund to eliminate the master-feeder structure. The Fund which had invested substantially all of its investable assets in Small Cap Portfolio (the "Portfolio") a Delaware business trust, would now invest directly in the securities in which the Portfolio had invested. The restructuring of the Fund was approved by the Shareholders of the Fund on September 1, 2000 and was completed on September 11, 2000.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     On December 31, 2000, undistributed net investment income was increased by $6,202,623, undistributed net realized gains decreased by $8,882,639 and paid in capital increased by $2,680,016 as a result of differences due to utilization of a portion of proceeds from redemptions as distributions for federal income tax purposes and net operating loss reclassifications. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Futures Contracts -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.
F. Expenses -- Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.725% on the first $500 million of the Fund's average daily net assets, plus 0.70% on the next $500 million of the Fund's average daily net assets, plus 0.675% on the next $500 million of the Fund's average daily net assets, plus 0.65% on the Fund's average daily net assets exceeding $1.5 billion. For the year ended December 31, 2000, AIM reimbursed expenses of $2,913.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2000, AIM was paid $132,817 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended December 31, 2000, AFS was paid $691,166 for such services.

   The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended December 31, 2000, the Class A, Class B and Class C shares paid AIM Distributors $1,491,264, $2,804,818 and $493,952, respectively, as compensation under the Plans. AIM Distributors waived distribution fees of $596,506 for Class A shares during the period. AIM Distributors received commissions of $137,909 from sales of the Class A shares of the Fund during the year ended December 31, 2000. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended December 31, 2000, AIM Distributors received $12,529 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

NOTE 3-INDIRECT EXPENSES

For the year ended December 31, 2000, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $15,485 and reductions in custodian fees of $25,429 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $40,914.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5-PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.
  At December 31, 2000, securities with an aggregate value of $76,978,553 were on loan to brokers. The loans were secured by cash collateral of $81,642,912 received by the Fund and invested in affiliated money market funds as follows:
$40,821,456 in STIC Liquid Assets Portfolio and $40,821,456 in STIC Prime Portfolio. For the year ended December 31, 2000, the Fund received fees of $774,423 for securities lending.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2000 was $672,042,706 and $513,786,715, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2000 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $253,832,623
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (91,151,353)
=========================================================
Net unrealized appreciation of investment
  securities                                 $162,681,270
=========================================================
Cost of investments for tax purposes is $676,690,504.

NOTE 7-FUTURES CONTRACTS

On December 31, 2000, $835,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts were as follows:

                        NO. OF       MONTH/       MARKET      UNREALIZED
CONTRACT               CONTRACTS   COMMITMENT     VALUE      APPRECIATION
--------               ---------   ----------   ----------   ------------
Russell 2001 Index        38       Mar-01/Buy   $9,287,200     $425,334
_________________________________________________________________________
=========================================================================

NOTE 8-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2000 and 1999 were as follows:

                                                                         2000                           1999
                                                              ---------------------------    --------------------------
                                                                SHARES         AMOUNT          SHARES         AMOUNT
                                                              ----------    -------------    ----------    ------------
Sold:
  Class A                                                      7,948,081    $ 289,209,989    15,474,167    $344,003,621
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                        990,109       35,383,004     7,141,182     155,840,300
-----------------------------------------------------------------------------------------------------------------------
  Class C*                                                       205,985        7,307,290     1,410,849      32,179,389
-----------------------------------------------------------------------------------------------------------------------
  Advisor Class**                                                 12,644          422,564       212,227       5,059,330
=======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        998,414       29,492,511       228,165       6,579,456
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                        462,548       13,136,164       140,437       3,930,835
-----------------------------------------------------------------------------------------------------------------------
  Class C*                                                        80,902        2,296,000        22,964         642,307
-----------------------------------------------------------------------------------------------------------------------
  Advisor Class**                                                     --               --         3,551         103,864
=======================================================================================================================
Conversion of Advisor Class shares to Class A shares:***
  Class A                                                        224,326        8,401,016            --              --
-----------------------------------------------------------------------------------------------------------------------
  Advisor Class                                                 (221,021)      (8,401,016)           --              --
=======================================================================================================================
Reacquired:
  Class A                                                     (3,609,078)    (128,384,895)   (3,714,103)    (80,192,876)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,144,640)     (40,451,032)   (1,104,856)    (23,123,226)
-----------------------------------------------------------------------------------------------------------------------
  Class C*                                                      (140,487)      (4,998,437)     (122,391)     (2,716,216)
-----------------------------------------------------------------------------------------------------------------------
  Advisor Class**                                                 (8,211)        (270,189)      (59,938)     (1,392,883)
=======================================================================================================================
                                                               5,799,572    $ 203,142,969    19,632,254    $440,913,901
_______________________________________________________________________________________________________________________
=======================================================================================================================

*   Class C shares commenced sales on May 3, 1999.
** Advisor Class share activity for the period January 1, 2000 through February 11, 2000.
*** Effective as of the close of business February 11, 2000, pursuant to approval by the Board of Trustees on November 3, 1999, all outstanding shares of Advisor Class shares were converted to Class A shares of the fund.

NOTE 9-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                     CLASS A
                                                              -----------------------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------------
                                                                2000      1999(a)     1998(a)    1997(a)    1996(a)
                                                              --------    --------    -------    -------    -------
Net asset value, beginning of period                          $  31.87    $  17.03    $ 14.27    $ 12.52    $11.80
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.13)      (0.09)     (0.19)     (0.18)    (0.05)
-------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.12)      15.47       3.45       2.20      1.69
===================================================================================================================
    Total from investment operations                             (0.25)      15.38       3.26       2.02      1.64
===================================================================================================================
Less distributions from net realized gains                       (1.81)      (0.54)     (0.50)     (0.27)    (0.92)
===================================================================================================================
Net asset value, end of period                                $  29.81    $  31.87    $ 17.03    $ 14.27    $12.52
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(b)                                                  (0.74)%     90.64%     23.15%     16.23%    13.81%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $566,458    $428,378    $24,737    $10,896    $8,448
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                1.13%(c)    1.54%      1.76%      1.92%     2.00%
-------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             1.23%(c)    1.54%      2.20%      2.52%     3.09%
===================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.40)%(c)  (0.38)%    (1.29)%   (1.40)%   (0.38)%
___________________________________________________________________________________________________________________
===================================================================================================================
Portfolio turnover rate                                             62%         56%       190%       233%      150%
___________________________________________________________________________________________________________________
===================================================================================================================

(a)  Calculated using average shares outstanding.
(b)  Does not include sales charges.
(c)  Ratios are based on average daily net assets of $596,505,691.

                                                                                     CLASS B
                                                              -----------------------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------------
                                                                2000      1999(a)     1998(a)    1997(a)    1996(a)
                                                              --------    --------    -------    -------    -------
Net asset value, beginning of period                          $  30.92    $  16.64    $ 14.06    $ 12.42    $ 11.78
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.40)      (0.24)     (0.29)     (0.26)     (0.14)
-------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.07)      15.06       3.37       2.17       1.70
===================================================================================================================
    Total from investment operations                             (0.47)      14.82       3.08       1.91       1.56
===================================================================================================================
Less distributions from net realized gains                       (1.81)      (0.54)     (0.50)     (0.27)     (0.92)
===================================================================================================================
Net asset value, end of period                                $  28.64    $  30.92    $ 16.64    $ 14.06    $ 12.42
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(b)                                                  (1.48)%     89.40%     22.22%     15.47%     13.14%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $231,293    $240,150    $26,448    $21,222    $10,694
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                1.88%(c)    2.19%      2.40%      2.57%      2.65%
-------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             1.88%(c)    2.19%      2.85%      3.17%      3.74%
===================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.15)%(c)  (1.03)%    (1.96)%   (2.05)%    (1.03)%
___________________________________________________________________________________________________________________
===================================================================================================================
Portfolio turnover rate                                             62%         56%       190%       233%       150%
___________________________________________________________________________________________________________________
===================================================================================================================

(a)  Calculated using average shares outstanding.
(b)  Does not include contingent deferred sales charges.
(c)  Ratios are based on average daily net assets of $280,481,835.

                                                                         CLASS C
                                                              -----------------------------
                                                                               MAY 3, 1999
                                                                               (DATE SALES
                                                               YEAR ENDED     COMMENCED) TO
                                                              DECEMBER 31,    DECEMBER 31,
                                                                  2000           1999(a)
                                                              ------------    -------------
Net asset value, beginning of period                            $ 30.91          $ 19.03
-------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.39)           (0.17)
-------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (0.08)           12.59
===========================================================================================
    Total from investment operations                              (0.47)           12.42
===========================================================================================
Less distributions from net realized gains                        (1.81)           (0.54)
===========================================================================================
Net asset value, end of period                                  $ 28.63          $ 30.91
___________________________________________________________________________________________
===========================================================================================
Total return(b)                                                   (1.48)%          65.56%
___________________________________________________________________________________________
===========================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $41,738          $40,530
___________________________________________________________________________________________
===========================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 1.88%(c)         2.19%(d)
-------------------------------------------------------------------------------------------
  Without fee waivers                                              1.88%(c)         2.19%(d)
===========================================================================================
Ratio of net investment income (loss) to average net assets       (1.15)%(c)       (1.03)%(d)
___________________________________________________________________________________________
===========================================================================================
Portfolio turnover rate                                              62%              56%
___________________________________________________________________________________________
===========================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not included contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $49,395,189.
(d)  Annualized.

      AIM EUROLAND GROWTH FUND

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

      AIM Euroland Growth Fund seeks to provide long-term growth of capital.

                                                     AIM--Registered Trademark--

      PROSPECTUS

      MAY 1, 2001


                                     This prospectus contains important
                                     information about the Class A, B and C
                                     shares of the fund. Please read it
                                     before investing and keep it for
                                     future reference.

                                     As with all other mutual fund
                                     securities, the Securities and
                                     Exchange Commission has not approved
                                     or disapproved these securities or
                                     determined whether the information
                                     in this prospectus is adequate or
                                     accurate. Anyone who tells you
                                     otherwise is committing a crime.

                                     An investment in the fund:
                                        - is not FDIC insured;
                                        - may lose value; and
                                        - is not guaranteed by a bank.

      [AIM LOGO APPEARS HERE]                             INVEST WITH DISCIPLINE
      --Registered Trademark--                          --Registered Trademark--

                            ------------------------
                            AIM EUROLAND GROWTH FUND
                            ------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES          1
- - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND     1
- - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                      2
- - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                         2

Performance Table                            2

FEE TABLE AND EXPENSE EXAMPLE                3
- - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                    3

Expense Example                              3

FUND MANAGEMENT                              4
- - - - - - - - - - - - - - - - - - - - - - - -

The Advisors                                 4

Advisor Compensation                         4

Portfolio Managers                           4

OTHER INFORMATION                            4
- - - - - - - - - - - - - - - - - - - - - - - -

Sales Charges                                4

Dividends and Distributions                  4

FINANCIAL HIGHLIGHTS                         5
- - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                    A-1
- - - - - - - - - - - - - - - - - - - - - - - -

Choosing a Share Class                     A-1

Purchasing Shares                          A-3

Redeeming Shares                           A-4

Exchanging Shares                          A-6

Pricing of Shares                          A-8

Taxes                                      A-8

OBTAINING ADDITIONAL INFORMATION    Back Cover
- - - - - - - - - - - - - - - - - - - - - - - -


The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                            ------------------------
                            AIM EUROLAND GROWTH FUND
                            ------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital.

  The fund seeks to meet this objective by investing normally, at least 65% of its total assets in equity securities of issuers domiciled in countries that are members of the European Economic and Monetary Union (EMU). These countries are designated as the fund's primary investment area. The fund typically considers a company to be domiciled in a particular country if it (1) is organized under the laws of a particular country or has its principal office in a particular country; or (2) derives 50% or more of its total revenues from business in that country, provided that, in the view of the portfolio manager, the value of the issuer's securities tends to reflect such country's development to a greater extent than developments elsewhere.

  The fund will normally invest at least 65% of its total assets in equity securities of large capitalization companies. These securities may include common stocks, convertible bonds, convertible preferred stocks and warrants of companies with market capitalizations within the range of the market capitalizations of companies in the top 50% of the Morgan Stanley Capital International Europe Index at the time of purchase.


  The fund may invest up to 35% of its total assets in equity securities of issuers domiciled in developed countries outside of its primary investment area or in U.S. and foreign investment-grade debt securities, or securities deemed by the portfolio managers to be of comparable quality. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


  In selecting investments, the portfolio managers seek to identify those countries and industries where political and economic factors, including currency movements, are likely to produce above-average growth rates. The portfolio managers then balance the potential benefits with the risks of investing in those countries and industries. The portfolio managers allocate investments among fixed-income securities based on his views as to the best values then available in the marketplace. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units), money market instruments, shares of affiliated money market funds, or high-quality debt securities. In anticipation of or in response to adverse market conditions or for defensive purposes, the fund may temporarily invest up to 100% of its total assets in the securities of U.S. issuers and denominated in U.S. dollars. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

  Because the fund focuses its investments in member countries of EMU, the value of your shares may rise and fall more than the value of shares of a fund that invests in a broader geographic region.

  The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                            ------------------------
                            AIM EUROLAND GROWTH FUND
                            ------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                    [GRAPH]

                                                  ANNUAL
YEAR ENDED                                        TOTAL
DECEMBER 31                                       RETURNS
-----------                                       -------
1991 ...........................................    4.33%
1992 ...........................................  -11.26%
1993 ...........................................   28.32%
1994 ...........................................   -5.80%
1995 ...........................................    9.86%
1996 ...........................................   19.61%
1997 ...........................................   11.20%
1998 ...........................................   16.63%
1999 ...........................................   35.14%
2000 ...........................................  -15.83%

  During the periods shown in the bar chart, the highest quarterly return was 41.45% (quarter ended December 31, 1999) and the lowest quarterly return was -21.04% (quarter ended September 30, 1998).

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index. The fund's performance reflects payment of sales loads.


AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(for the periods ended                                     SINCE     INCEPTION
December 31, 2000)         1 YEAR   5 YEARS   10 YEARS   INCEPTION       DATE
---------------------------------------------------------------------------------
Class A                    (20.45)%  10.77%     7.44%      11.80%     7/19/85
Class B                    (20.33)   11.02        --       10.06       4/1/93
Class C                    (17.15)      --        --        9.93       5/3/99
MSCI Europe Index(1)        (8.39)   15.39     13.49       16.19(2)   7/31/85(2)
---------------------------------------------------------------------------------



(1) The Morgan Stanley Capital International Europe Index is an unmanaged index that is designed to represent the performance of stock markets of developed countries in Europe.


(2) The average annual total return given is since the date closest to the inception date of the class with the longest performance history.

                            ------------------------
                            AIM EUROLAND GROWTH FUND
                            ------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There is no guarantee that actual expenses will be the same as those shown below.


SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)              CLASS A   CLASS B   CLASS C
---------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                5.50%     None      None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)   None(1)   5.00%     1.00%
---------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)           CLASS A    CLASS B    CLASS C
---------------------------------------------------------
Management Fees              0.97%      0.97%      0.97%

Distribution and/or
Service (12b-1) Fees          0.35       1.00       1.00

Total Other Expenses          0.36       0.36       0.36

Total Annual Fund
Operating Expenses            1.68       2.33       2.33
---------------------------------------------------------


(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.


You may also be charged a transaction or other fee by the financial institution managing your account.


  As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $711    $1,050    $1,412     $2,428
Class B    736     1,027     1,445      2,504
Class C    336       727     1,245      2,666
----------------------------------------------


You would pay the following expenses if you did not redeem your shares:


         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $711    $1,050    $1,412     $2,428
Class B    236       727     1,245      2,504
Class C    236       727     1,245      2,666
----------------------------------------------

                            ------------------------
                            AIM EUROLAND GROWTH FUND
                            ------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISORS

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. INVESCO Asset Management Ltd. (the subadvisor) an affiliate of the advisor, is the fund's subadvisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The subadvisor is located at 11 Devonshire Square, London EC2M 4YR, England. The advisors supervise all aspects of the fund's operations and provide investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


  The advisor has acted as an investment advisor since its organization in 1976 and the subadvisor has acted as an investment advisor since its organization in 1967. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended December 31, 2000, the advisor received compensation of 0.97% of average daily net assets.


PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are

- Steven Chamberlain, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1989.

- Anand Sunderji, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1993.

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Euroland Growth Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                            ------------------------
                            AIM EUROLAND GROWTH FUND
                            ------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report which is available upon request.


                                                                                      CLASS A
                                                              --------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                              --------------------------------------------------------
                                                              2000(a)     1999(a)     1998(a)     1997(a)     1996(a)
                                                              --------    --------    --------    --------    --------
Net asset value, beginning of period                          $  19.64    $  15.67    $  14.32    $  12.89    $  10.88
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.19)      (0.09)      (0.03)      (0.04)      (0.03)
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (2.92)       5.45        2.35        1.48        2.16
======================================================================================================================
    Total from investment operations                             (3.11)       5.36        2.32        1.44        2.13
======================================================================================================================
Less distributions from net realized gains                       (0.84)      (1.39)      (0.97)      (0.01)      (0.12)
======================================================================================================================
Net asset value, end of period                                $  15.69    $  19.64    $  15.67    $  14.32    $  12.89
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                                 (15.83)%     35.22%      16.63%      11.20%      19.61%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $368,340    $446,065    $415,066    $407,004    $453,792
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets(c)                        1.68%(d)    1.83%       2.02%       1.75%       1.82%
======================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.96)%(d)  (0.55)%     (0.20)%     (0.29)%     (0.26)%
======================================================================================================================
Ratio of interest expense to average net assets                     --        0.01%       0.27%         --          --
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate                                             35%         71%         97%        107%        123%
______________________________________________________________________________________________________________________
======================================================================================================================



(a)Calculated using average shares outstanding.



(b)Does not deduct sales charges.



(c)Ratio excludes expense reductions. Ratio of expenses to average net assets including expense reductions was 1.89% and 1.88% for 1997 and 1996, respectively.



(d)Ratios are based on average daily net assets of $446,926,876.



                                                                                      CLASS B
                                                              --------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                              --------------------------------------------------------
                                                              2000(a)     1999(a)     1998(a)     1997(a)       1996
                                                              --------    --------    --------    --------    --------
Net asset value, beginning of period                          $  18.93    $  15.26    $  14.06    $  12.73    $  10.81
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.31)      (0.18)      (0.14)      (0.13)      (0.11)
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (2.79)       5.24        2.31        1.47        2.15
======================================================================================================================
    Total from investment operations                             (3.10)       5.06        2.17        1.34        2.04
======================================================================================================================
Less distributions from net realized gains                       (0.84)      (1.39)      (0.97)      (0.01)      (0.12)
======================================================================================================================
Net asset value, end of period                                $  14.99    $  18.93    $  15.26    $  14.06    $  12.73
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                                 (16.37)%     34.19%      15.80%      10.55%      18.79%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $ 79,167    $ 93,404    $ 99,943    $ 81,011    $ 87,092
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets(c)                        2.33%(d)    2.48%       2.67%       2.40%       2.47%
======================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.61)%(d)  (1.19)%     (0.85)%     (0.94)%     (0.91)%
======================================================================================================================
Ratio of interest expense to average net assets                     --        0.01%       0.27%         --          --
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate                                             35%         71%         97%        107%        123%
______________________________________________________________________________________________________________________
======================================================================================================================



(a)Calculated using average shares outstanding.



(b)Does not deduct contingent deferred sales charges.



(c)Ratio excludes expense reductions. Ratio of expenses to average net assets including expense reductions was 2.54% and 2.58% for 1997 and 1996, respectively.



(d)Ratios are based on average daily net assets of $97,666,675.

                            ------------------------
                            AIM EUROLAND GROWTH FUND
                            ------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                         CLASS C
                                                              -----------------------------
                                                                                 MAY 3,
                                                                               (DATE SALES
                                                                               COMMENCED)
                                                               YEAR ENDED        THROUGH
                                                              DECEMBER 31,    DECEMBER 31,
                                                                2000(a)          1999(a)
                                                              ------------    -------------
Net asset value, beginning of period                            $ 18.94          $14.64
-------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.29)          (0.19)
-------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (2.82)           5.88
===========================================================================================
    Total from investment operations                              (3.11)           5.69
===========================================================================================
Less distributions from net realized gains                        (0.84)          (1.39)
===========================================================================================
Net asset value, end of period                                  $ 14.99          $18.94
___________________________________________________________________________________________
===========================================================================================
Total return(b)                                                  (16.42)%         39.95%
___________________________________________________________________________________________
===========================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $ 5,101          $  349
___________________________________________________________________________________________
===========================================================================================
Ratio of expenses to average net assets                            2.33%(c)        2.48%(d)
===========================================================================================
Ratio of net investment income (loss) to average net assets       (1.61)%(c)      (1.19)%(d)
===========================================================================================
Ratio of interest expense to average net assets                      --            0.01%(d)
___________________________________________________________________________________________
===========================================================================================
Portfolio turnover rate                                              35%             71%
___________________________________________________________________________________________
===========================================================================================



(a)Calculated using average shares outstanding.



(b)Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.



(c)Ratios are based on average daily net assets of $3,048,930.



(d)Annualized.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:

CLASS A                              CLASS B                              CLASS C
---------------------------------------------------------------------------------------------------------
- Initial sales charge               - No initial sales charge            - No initial sales charge
- Reduced or waived initial sales    - Contingent deferred sales          - Contingent deferred sales
  charge for certain purchases         charge on redemptions within         charge on redemptions within
                                       six years                            one year

- Lower distribution and service     - 12b-1 fee of 1.00%                 - 12b-1 fee of 1.00%
  (12b-1) fee than Class B or
  Class C shares (See "Fee Table
  and Expense Example")

                                     - Converts to Class A shares         - Does not convert to Class A
                                       at the end of the month              shares
                                       which is eight years after
                                       the date on which shares
                                       were purchased along with a
                                       pro rata portion of its
                                       reinvested dividends and
                                       distributions(1)

- Generally more appropriate for     - Purchase orders limited to         - Generally more appropriate
  long-term investors                  amounts less than $250,000           for short-term investors

      (1) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.

          AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.
          ----------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12B-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Generally, you will not pay a sales charge on purchases or redemptions of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund. You may be charged a contingent deferred sales charge if you redeem AIM Cash Reserve Shares of AIM Money Market Fund acquired through certain exchanges. Sales charges on all other AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

CATEGORY I INITIAL SALES CHARGES
------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   25,000      5.50%          5.82%
$ 25,000 but less than $   50,000      5.25           5.54
$ 50,000 but less than $  100,000      4.75           4.99
$100,000 but less than $  250,000      3.75           3.90
$250,000 but less than $  500,000      3.00           3.09
$500,000 but less than $1,000,000      2.00           2.04
-------------------------------------------------------------



                                      A-1                            MCF--04/01

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CATEGORY II INITIAL SALES CHARGES
------------------------------------------------------------
                                           INVESTOR'S
                                          SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   50,000      4.75%          4.99%
$ 50,000 but less than $  100,000      4.00           4.17
$100,000 but less than $  250,000      3.75           3.90
$250,000 but less than $  500,000      2.50           2.56
$500,000 but less than $1,000,000      2.00           2.04
-------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $  100,000      1.00%          1.01%
$100,000 but less than $  250,000      0.75           0.76
$250,000 but less than $1,000,000      0.50           0.50
-------------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES

You can purchase $1,000,000 or more of Class A shares at net asset value. However, if you purchase shares of that amount in Categories I or II, they will be subject to a contingent deferred sales charge (CDSC) of 1% if you redeem them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more.

CONTINGENT DEFERRED SALES CHARGES FOR
CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

     YEAR SINCE
    PURCHASE MADE          CLASS B            CLASS C
----------------------------------------------------------
First                         5%                1%
Second                        4                None
Third                         3                None
Fourth                        3                None
Fifth                         2                None
Sixth                         1                None
Seventh and following       None               None
----------------------------------------------------------

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES
AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation


You may combine your new purchases of Class A shares with shares currently owned (Class A, B or C) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.


Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privilege; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.


MCF--04/01                            A-2

                                --------------
                                 THE AIM FUNDS
                                --------------

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Large Cap Opportunities Fund, AIM Mid Cap Opportunities Fund and AIM Small Cap Opportunities Fund) are as follows:


                                                                  INITIAL                      ADDITIONAL
TYPE OF ACCOUNT                                                 INVESTMENTS                    INVESTMENTS
-----------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing     $  0 ($25 per AIM Fund investment for               $25
plans, 401(k) plans, Simplified Employee Pension      salary deferrals from Savings Plans)
(SEP) accounts, Salary Reduction (SARSEP)
accounts, Savings Incentive Match Plans for
Employee IRA (Simple IRA) accounts, 403(b) or
457 plans)
Automatic Investment Plans                         25                                                 50
IRA, Education IRA or Roth IRA                    250                                                 50
All other accounts                                500                                                 50
----------------------------------------------------------------------------------------------------------


HOW TO PURCHASE SHARES

You may purchase shares using one of the options below.


PURCHASE OPTIONS
---------------------------------------------------------------------------------------------------------

                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
---------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same

By Mail                         Mail completed account application     Mail your check and the remittance
                                and purchase payment to the            slip from your confirmation
                                transfer agent,                        statement to the transfer agent.
                                A I M Fund Services, Inc.,
                                P.O. Box 4739,
                                Houston, TX 77210-4739.

By Wire                         Mail completed account application     Call the transfer agent to receive
                                to the transfer agent. Call the        a reference number. Then, use the
                                transfer agent at (800) 959-4246 to    wire instructions at left.
                                receive a reference number. Then,
                                use the following wire
                                instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #

By AIM Bank Connection(SM)      Open your account using one of the     Mail completed AIM Bank Connection
                                methods described above.               form to the transfer agent. Once
                                                                       the transfer agent has received the
                                                                       form, call the transfer agent to
                                                                       place your purchase order.

By AIM Internet Connect(SM)     Open your account using one of the     Select the AIM Internet Connect
                                methods described above.               option on your completed account
                                                                       application or complete an AIM
                                                                       Internet Connect Authorization
                                                                       Form. Mail the application or form
                                                                       to the transfer agent. Once your
                                                                       request for this option has been
                                                                       processed (which may take up to 10
                                                                       days), you may place your purchase
                                                                       order at www.aimfunds.com. You may
                                                                       not purchase shares in AIM
                                                                       prototype retirement accounts on
                                                                       the internet.
----------------------------------------------------------------------------------------------------------



                                      A-3                            MCF--04/01

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN


You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.


DOLLAR COST AVERAGING


Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM Fund is $25.


AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS


Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.


REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF AIM CASH RESERVE SHARES OF
AIM MONEY MARKET FUND ACQUIRED BY EXCHANGE

If you redeem AIM Cash Reserve Shares acquired by exchange from Class A shares subject to a CDSC within 18 months of the purchase of the Class A shares, you will be charged a CDSC.

REDEMPTION OF CLASS B SHARES OR CLASS C
SHARES ACQUIRED BY EXCHANGE FROM AIM CASH
RESERVE SHARES OF AIM MONEY MARKET FUND

We will begin the holding period for purposes of calculating the CDSC on Class B shares or Class C shares acquired by exchange from AIM Cash Reserve Shares of AIM Money Market Fund at the time of the exchange into Class B shares or Class C shares.

REDEMPTION OF CLASS B SHARES ACQUIRED BY
EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.


MCF--04/01                           A-4

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------


Through a Financial     Contact your financial consultant.
Consultant

By Mail                 Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                        (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                        executed stock power; and (4) signature guarantees, if
                        necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                        resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                        whether you wish to have federal income tax withheld from
                        your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone            Call the transfer agent. You will be allowed to redeem by
                        telephone if (1) the proceeds are to be mailed to the
                        address on record (if there has been no change communicated to us within the last 30 days) or transferred electronically to a pre-authorized checking account; (2) you do not hold
                        physical share certificates; (3) you can provide proper
                        identification information; (4) the proceeds of the
                        redemption do not exceed $250,000; and (5) you have not
                        previously declined the telephone redemption privilege.
                        Certain accounts, including retirement accounts and 403(b)
                        plans, may not be redeemed by telephone. The transfer agent must receive your call during the hours of the customary
                        trading session of the New York Stock Exchange (NYSE) in
                        order to effect the redemption at that day's closing price.

By AIM Internet
Connect                 Place your redemption request at www.aimfunds.com. You will be allowed to redeem by internet if (1) you do not hold
                        physical share certificates; (2) you can provide proper
                        identification information; (3) the proceeds of the
                        redemption do not exceed $250,000; and (4) you have
                        established the internet trading option. AIM prototype
                        retirement accounts may not be redeemed on the internet.
                        The transfer agent must confirm your transaction during the hours of the customary trading session of the NYSE in order to effect the redemption at that day's closing price.

-------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET

If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.


                                      A-5                            MCF--04/01

                                --------------
                                 THE AIM FUNDS
                                --------------

REDEMPTIONS BY CHECK

(Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and


(1) the amount is greater than $250,000;


(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.


REINSTATEMENT PRIVILEGE



You may, within 120 days after you sell Class A shares (except Class A shares of AIM Tax-Exempt Cash Fund), reinvest all or part of your redemption proceeds in shares of any AIM Fund at net asset value in an identically registered account. If you sold Class A shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund, you will incur an initial sales charge reflecting the difference between the initial sales charges on those Funds and the ones in which you will be investing. In addition, if you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per year.


REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.
  If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of another AIM Fund, or vice versa. You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares or Class C shares of another AIM Fund, but only if the AIM Cash Reserve Shares were purchased directly and not acquired by exchange. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC into Class A shares subject to those charges, you will be charged a CDSC when you redeem the exchanged shares. The CDSC charged on redemption of those shares will be calculated starting on the date you acquired those shares through exchange.


YOU WILL NOT PAY A SALES CHARGE WHEN EXCHANGING:


(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund for

    (a) one another;

    (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

    (c) Class A shares of another AIM Fund, but only if

       (i)  you acquired the original shares before May 1, 1994; or

       (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher sales charges;

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

    (a) one another;

    (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

       (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;


MCF--04/01                            A-6

                                --------------
                                 THE AIM FUNDS
                                --------------

       (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

    (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge; or

(4) Class B shares for other Class B shares, and Class C shares for other Class C shares.

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares and Class C shares.

EXCHANGES NOT PERMITTED

You may not exchange Class A shares subject to contingent deferred sales charges for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund or AIM Tax-Exempt Cash Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if (1) you do not hold physical share certificates; (2) you can provide proper identification information; and
(3) you have established the internet trading option.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.




-------------------------------------------------------------------------------
 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

 - REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;

 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;

 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE AUTOMATIC INVESTMENT PLAN AND SYSTEMATIC WITHDRAWAL PLAN OPTIONS ON THE SAME ACCOUNT; OR

 - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
 ------------------------------------------------------------------------------


                                     A-7                             MCF--04/01

                                --------------
                                 THE AIM FUNDS
                                --------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund, AIM Tax-Exempt Bond Fund of Connecticut and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

  The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM Funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

  Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates may apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

  INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.


MCF--04/01                            A-8

                            ------------------------
                            AIM EUROLAND GROWTH FUND
                            ------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------


BY MAIL:                     A I M Fund Services, Inc.
                             P.O. Box 4739
                             Houston, TX 77210-4739

BY TELEPHONE:                (800) 347-4246

ON THE INTERNET:             You can send us a
                             request by e-mail
                             or download prospectuses,
                             annual or semiannual
                             reports via our website:
                             http://www.aimfunds.com


---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, report and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------
AIM Euroland Growth Fund
SEC 1940 Act file number: 811-2699
----------------------------------

[AIM LOGO APPEARS HERE]   www.aimfunds.com   ERG-PRO-1    INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

      AIM JAPAN GROWTH FUND

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

      AIM Japan Growth Fund seeks to provide long-term growth of capital.

                                                    AIM--Registered Trademark--

      PROSPECTUS

      MAY 1, 2001


                                     This prospectus contains important
                                     information about the Class A, B and C
                                     shares of the fund. Please read it
                                     before investing and keep it for
                                     future reference.

                                     As with all other mutual fund
                                     securities, the Securities and
                                     Exchange Commission has not approved
                                     or disapproved these securities or
                                     determined whether the information
                                     in this prospectus is adequate or
                                     accurate. Anyone who tells you
                                     otherwise is committing a crime.

                                     An investment in the fund:
                                        - is not FDIC insured;
                                        - may lose value; and
                                        - is not guaranteed by a bank.

      [AIM LOGO APPEARS HERE]                            INVEST WITH DISCIPLINE
      --Registered Trademark--                         --Registered Trademark--

                             ---------------------
                             AIM JAPAN GROWTH FUND
                             ---------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES            1
- - - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND       1
- - - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                        2
- - - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                           2

Performance Table                              2

FEE TABLE AND EXPENSE EXAMPLE                  3
- - - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                      3

Expense Example                                3

FUND MANAGEMENT                                4
- - - - - - - - - - - - - - - - - - - - - - - - -

The Advisors                                   4

Advisor Compensation                           4

Portfolio Managers                             4

OTHER INFORMATION                              4
- - - - - - - - - - - - - - - - - - - - - - - - -

Sales Charges                                  4

Dividends and Distributions                    4

FINANCIAL HIGHLIGHTS                           5
- - - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                      A-1
- - - - - - - - - - - - - - - - - - - - - - - - -

Choosing a Share Class                       A-1

Purchasing Shares                            A-3

Redeeming Shares                             A-4

Exchanging Shares                            A-6

Pricing of Shares                            A-8

Taxes                                        A-8

OBTAINING ADDITIONAL INFORMATION      Back Cover
- - - - - - - - - - - - - - - - - - - - - - - - -


The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                             ---------------------
                             AIM JAPAN GROWTH FUND
                             ---------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital.

  The fund seeks to meet this objective by investing, normally, at least 65% of its total assets in equity securities of issuers domiciled in Japan. The fund typically considers a company to be domiciled in Japan if it (1) is organized under the laws of, or has its principal office in, Japan; or (2) normally derives 50% or more of its total revenues from business in Japan, provided that, in the view of the portfolio managers, the value of the issuer's securities tend to reflect Japan's development to a greater extent than developments elsewhere.


  The fund may invest up to 35% of its total assets in the equity securities of issuers domiciled outside of Japan. The fund may also invest up to 35% of its total assets in U.S. and foreign investment-grade debt securities, or securities deemed by the portfolio manager to be of comparable quality. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


  The fund may also invest in securities of issuers located in developing countries, i.e., those that are in the initial stages of their industrial cycles.

  In selecting investments, the portfolio managers seek to identify industries that, in view of political and economic considerations, including currency movements, are likely to produce above-average growth rates. The portfolio managers then balance the potential benefits with the risks of investing in those industries. The portfolio managers allocate investments among fixed-income securities based on their views as to the best values then available in the marketplace. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units), money market instruments, shares of affiliated money market funds, or high-quality debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

  Because the fund focuses its investments in Japan, the value of your shares may rise and fall more than the value of shares of a fund that invests in a broader geographic region. Additionally, the market prices of Japanese securities may be distorted to serve political or other purposes, and shareholders' rights are not always equally enforced.

  The prices of foreign securities may be further affected by other factors, including:

- Currency exchange rates--The dollar value of the fund's foreign investments will be affected by changes in the rates between the dollar and the currencies in which those investments are traded.

- Political and economic conditions--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

- Regulations--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

- Markets--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than the U.S. securities.

  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                             ---------------------
                             AIM JAPAN GROWTH FUND
                             ---------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                    [GRAPH]

                                                      ANNUAL
YEAR ENDED                                            TOTAL
DECEMBER 31                                           RETURNS
-----------                                           -------
1991                                                   -2.79%
1992                                                  -21.51%
1993                                                   33.45%
1994                                                    6.56%
1995                                                    1.94%
1996                                                   -7.43%
1997                                                   -7.99%
1998                                                   -0.54%
1999                                                  130.79%
2000                                                  -53.73%


  During the periods shown in the bar chart, the highest quarterly return was 41.27% (quarter ended December 31, 1999) and the lowest quarterly return was -23.78% (quarter ended December 31, 2000).


PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index. The fund's performance reflects payment of sales loads.


AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(for the periods ended                                    SINCE     INCEPTION
December 31, 2000)        1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
---------------------------------------------------------------------------------
Class A                   (56.28)%  (3.08)%   (0.56)%      9.42%     7/19/85
Class B                   (56.13)   (2.91)       --        1.29       4/1/93
Class C                   (54.40)      --        --       (7.76)      5/3/99
MSCI Japan Index(1)       (28.16)   (4.70)     0.32        7.95(2)   7/31/85(2)
---------------------------------------------------------------------------------


(1) The Morgan Stanley Capital International Japan Index measures the performance of 310 securities listed on the Japanese stock exchanges.
(2) The average annual total return given is since the date closest to the inception date of the class with the longest performance history.

                             ---------------------
                             AIM JAPAN GROWTH FUND
                             ---------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There is no guarantee that actual expenses will be the same as those shown below.


SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)            CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)              5.50%     None      None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less) None(1)   5.00%     1.00%
-------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)       CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Management Fees           0.98%     0.98%     0.98%

Distribution and/or
Service (12b-1) Fees      0.35      1.00      1.00

Other Expenses            0.46      0.46      0.46

Total Annual Fund
Operating Expenses        1.79      2.44      2.44
-------------------------------------------------------


(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.


You may also be charged a transaction or other fee by the financial institution managing your account


  As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.


  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $722    $1,082    $1,466     $2,539
Class B    747     1,061     1,501      2,616
Class C    347       761     1,301      2,776
----------------------------------------------


You would pay the following expenses if you did not redeem your shares:


         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $722    $1,082    $1,466     $2,539
Class B    247       761     1,301      2,616
Class C    247       761     1,301      2,776
----------------------------------------------


                             ---------------------
                             AIM JAPAN GROWTH FUND
                             ---------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISORS

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. INVESCO Asset Management (Japan) Limited (the subadvisor), an affiliate of the advisor, is the fund's subadvisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The subadvisor is located at Imperial Tower, 1-1-1 Uchisaiwai-cho, Chiyoda-Ku, Tokyo, 100-0011. The advisors supervise all aspects of the fund's operations and provide investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


  The advisor has acted as an investment advisor since its organization in 1976 and the subadvisor has acted as an investment advisor since its organization in 1990. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended December 31, 2000, the advisor received compensation of 0.98% of average daily net assets.


PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are

- Andrew Callender, Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1990.



- Ikuo Suzuki, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1991.

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Japan Growth Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                             ---------------------
                             AIM JAPAN GROWTH FUND
                             ---------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report which is available upon request.


                                                                                    CLASS A
                                                              ----------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------
                                                              2000(a)    1999(a)     1998(a)    1997(a)    1996(a)
                                                              -------    --------    -------    -------    -------
Net asset value, beginning of period                          $ 20.54    $   8.90    $  8.96    $  9.76    $ 11.00
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.18)      (0.14)     (0.02)     (0.08)     (0.04)
------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                (10.79)      11.78      (0.03)     (0.70)     (0.77)
==================================================================================================================
    Total from investment operations                           (10.97)      11.64      (0.05)     (0.78)     (0.81)
==================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.69)         --         --         --         --
------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --          --      (0.01)     (0.02)     (0.43)
==================================================================================================================
    Total distributions                                         (0.69)         --      (0.01)     (0.02)     (0.43)
==================================================================================================================
Net asset value, end of period                                $  8.88    $  20.54    $  8.90    $  8.96    $  9.76
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(b)                                                (53.73)%    130.79%     (0.54)%    (7.99)%    (7.43)%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $60,289    $161,527    $37,608    $44,583    $63,585
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers(c)                                            1.79%(d)    1.87%      1.96%      1.99%      1.84%
------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            1.79%(d)    1.87%      2.33%      2.06%      1.94%
==================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.23)%(d)  (1.03)%    (0.19)%    (0.61)%    (0.40)%
__________________________________________________________________________________________________________________
==================================================================================================================
Portfolio turnover rate                                            62%         43%        67%        58%        31%
__________________________________________________________________________________________________________________
==================================================================================================================



(a)Calculated using average shares outstanding.


(b)Does not include sales charges.


(c)Prior to the period ended December 31, 1999, ratios include expense reductions.


(d)Ratios are based on average daily net assets of $110,596,248.

                             ---------------------
                             AIM JAPAN GROWTH FUND
                             ---------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                                    CLASS B
                                                              ----------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------
                                                              2000(a)    1999(a)     1998(a)    1997(a)    1996(a)
                                                              -------    --------    -------    -------    -------
Net asset value, beginning of period                          $ 19.62    $   8.55    $  8.67    $  9.49    $ 10.78
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.26)      (0.21)     (0.07)     (0.14)     (0.11)
------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                (10.28)      11.28      (0.04)     (0.66)     (0.75)
==================================================================================================================
    Total from investment operations                           (10.54)      11.07      (0.11)     (0.80)     (0.86)
==================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.62)         --         --         --         --
------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --          --      (0.01)     (0.02)     (0.43)
==================================================================================================================
    Total distributions                                         (0.62)         --      (0.01)     (0.02)     (0.43)
==================================================================================================================
Net asset value, end of period                                $  8.46    $  19.62    $  8.55    $  8.67    $  9.49
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(b)                                                (54.02)%    129.47%     (1.25)%    (8.42)%    (8.05)%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $39,121    $117,953    $22,815    $24,250    $32,116
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers(c)                                            2.44%(d)    2.52%      2.61%      2.64%      2.49%
------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            2.44%(d)    2.52%      2.98%      2.71%      2.59%
==================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.88)%(d)  (1.68)%    (0.84)%    (1.26)%    (1.05)%
__________________________________________________________________________________________________________________
==================================================================================================================
Portfolio turnover rate                                            62%         43%        67%        58%        31%
__________________________________________________________________________________________________________________
==================================================================================================================



(a)Calculated using average shares outstanding.


(b)Does not include contingent deferred sales charges.


(c)Prior to the period ended December 31, 1999, ratios include expense reductions.


(d)Ratios are based on average daily net assets of $75,176,436.



                                                                        CLASS C
                                                              ----------------------------
                                                                                 MAY 3,
                                                                              (DATE SALES
                                                                               COMMENCED)
                                                               YEAR ENDED       THROUGH
                                                              DECEMBER 31,    DECEMBER 31,
                                                                2000(a)         1999(a)
                                                              ------------    ------------
Net asset value, beginning of period                            $ 19.62         $ 10.33
------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.26)          (0.17)
------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (10.27)           9.46
==========================================================================================
    Total from investment operations                             (10.53)           9.29
==========================================================================================
Less distributions from dividends from net investment income      (0.62)             --
==========================================================================================
Net asset value, end of period                                  $  8.47         $ 19.62
__________________________________________________________________________________________
==========================================================================================
Total return(b)                                                  (53.97)%         89.93%
__________________________________________________________________________________________
==========================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $ 5,491         $14,891
__________________________________________________________________________________________
==========================================================================================
Ratio of expenses to average net assets:
  Without fee waivers                                              2.44%(c)        2.52%(d)
==========================================================================================
Ratio of net investment income (loss) to average net assets       (1.88)%(c)      (1.68)%(d)
__________________________________________________________________________________________
==========================================================================================
Portfolio turnover rate                                              62%             43%
__________________________________________________________________________________________
==========================================================================================



(a)Calculated using average shares outstanding.


(b)Does not include contingent deferred sales charges and is not annualized for periods less than one year.


(c)Ratios are based on average daily net assets of $11,107,960


(d)Annualized.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:

CLASS A                              CLASS B                              CLASS C
---------------------------------------------------------------------------------------------------------
- Initial sales charge               - No initial sales charge            - No initial sales charge
- Reduced or waived initial sales    - Contingent deferred sales          - Contingent deferred sales
  charge for certain purchases         charge on redemptions within         charge on redemptions within
                                       six years                            one year

- Lower distribution and service     - 12b-1 fee of 1.00%                 - 12b-1 fee of 1.00%
  (12b-1) fee than Class B or
  Class C shares (See "Fee Table
  and Expense Example")

                                     - Converts to Class A shares         - Does not convert to Class A
                                       at the end of the month              shares
                                       which is eight years after
                                       the date on which shares
                                       were purchased along with a
                                       pro rata portion of its
                                       reinvested dividends and
                                       distributions(1)

- Generally more appropriate for     - Purchase orders limited to         - Generally more appropriate
  long-term investors                  amounts less than $250,000           for short-term investors

      (1) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.

          AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.
          ----------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12B-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Generally, you will not pay a sales charge on purchases or redemptions of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund. You may be charged a contingent deferred sales charge if you redeem AIM Cash Reserve Shares of AIM Money Market Fund acquired through certain exchanges. Sales charges on all other AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

CATEGORY I INITIAL SALES CHARGES
------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   25,000      5.50%          5.82%
$ 25,000 but less than $   50,000      5.25           5.54
$ 50,000 but less than $  100,000      4.75           4.99
$100,000 but less than $  250,000      3.75           3.90
$250,000 but less than $  500,000      3.00           3.09
$500,000 but less than $1,000,000      2.00           2.04
-------------------------------------------------------------



                                      A-1                            MCF--04/01

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CATEGORY II INITIAL SALES CHARGES
------------------------------------------------------------
                                           INVESTOR'S
                                          SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   50,000      4.75%          4.99%
$ 50,000 but less than $  100,000      4.00           4.17
$100,000 but less than $  250,000      3.75           3.90
$250,000 but less than $  500,000      2.50           2.56
$500,000 but less than $1,000,000      2.00           2.04
-------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $  100,000      1.00%          1.01%
$100,000 but less than $  250,000      0.75           0.76
$250,000 but less than $1,000,000      0.50           0.50
-------------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES

You can purchase $1,000,000 or more of Class A shares at net asset value. However, if you purchase shares of that amount in Categories I or II, they will be subject to a contingent deferred sales charge (CDSC) of 1% if you redeem them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more.

CONTINGENT DEFERRED SALES CHARGES FOR
CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

     YEAR SINCE
    PURCHASE MADE          CLASS B            CLASS C
----------------------------------------------------------
First                         5%                1%
Second                        4                None
Third                         3                None
Fourth                        3                None
Fifth                         2                None
Sixth                         1                None
Seventh and following       None               None
----------------------------------------------------------

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES
AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation


You may combine your new purchases of Class A shares with shares currently owned (Class A, B or C) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.


Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privilege; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.


MCF--04/01                            A-2

                                --------------
                                 THE AIM FUNDS
                                --------------

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Large Cap Opportunities Fund, AIM Mid Cap Opportunities Fund and AIM Small Cap Opportunities Fund) are as follows:


                                                                  INITIAL                      ADDITIONAL
TYPE OF ACCOUNT                                                 INVESTMENTS                    INVESTMENTS
-----------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing     $  0 ($25 per AIM Fund investment for               $25
plans, 401(k) plans, Simplified Employee Pension      salary deferrals from Savings Plans)
(SEP) accounts, Salary Reduction (SARSEP)
accounts, Savings Incentive Match Plans for
Employee IRA (Simple IRA) accounts, 403(b) or
457 plans)
Automatic Investment Plans                         25                                                 50
IRA, Education IRA or Roth IRA                    250                                                 50
All other accounts                                500                                                 50
----------------------------------------------------------------------------------------------------------


HOW TO PURCHASE SHARES

You may purchase shares using one of the options below.


PURCHASE OPTIONS
---------------------------------------------------------------------------------------------------------

                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
---------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same

By Mail                         Mail completed account application     Mail your check and the remittance
                                and purchase payment to the            slip from your confirmation
                                transfer agent,                        statement to the transfer agent.
                                A I M Fund Services, Inc.,
                                P.O. Box 4739,
                                Houston, TX 77210-4739.

By Wire                         Mail completed account application     Call the transfer agent to receive
                                to the transfer agent. Call the        a reference number. Then, use the
                                transfer agent at (800) 959-4246 to    wire instructions at left.
                                receive a reference number. Then,
                                use the following wire
                                instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #

By AIM Bank Connection(SM)      Open your account using one of the     Mail completed AIM Bank Connection
                                methods described above.               form to the transfer agent. Once
                                                                       the transfer agent has received the
                                                                       form, call the transfer agent to
                                                                       place your purchase order.

By AIM Internet Connect(SM)     Open your account using one of the     Select the AIM Internet Connect
                                methods described above.               option on your completed account
                                                                       application or complete an AIM
                                                                       Internet Connect Authorization
                                                                       Form. Mail the application or form
                                                                       to the transfer agent. Once your
                                                                       request for this option has been
                                                                       processed (which may take up to 10
                                                                       days), you may place your purchase
                                                                       order at www.aimfunds.com. You may
                                                                       not purchase shares in AIM
                                                                       prototype retirement accounts on
                                                                       the internet.
----------------------------------------------------------------------------------------------------------



                                      A-3                            MCF--04/01

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN


You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.


DOLLAR COST AVERAGING


Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM Fund is $25.


AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS


Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.


REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF AIM CASH RESERVE SHARES OF
AIM MONEY MARKET FUND ACQUIRED BY EXCHANGE

If you redeem AIM Cash Reserve Shares acquired by exchange from Class A shares subject to a CDSC within 18 months of the purchase of the Class A shares, you will be charged a CDSC.

REDEMPTION OF CLASS B SHARES OR CLASS C
SHARES ACQUIRED BY EXCHANGE FROM AIM CASH
RESERVE SHARES OF AIM MONEY MARKET FUND

We will begin the holding period for purposes of calculating the CDSC on Class B shares or Class C shares acquired by exchange from AIM Cash Reserve Shares of AIM Money Market Fund at the time of the exchange into Class B shares or Class C shares.

REDEMPTION OF CLASS B SHARES ACQUIRED BY
EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.


MCF--04/01                           A-4

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------


Through a Financial     Contact your financial consultant.
Consultant

By Mail                 Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                        (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                        executed stock power; and (4) signature guarantees, if
                        necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                        resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                        whether you wish to have federal income tax withheld from
                        your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone            Call the transfer agent. You will be allowed to redeem by
                        telephone if (1) the proceeds are to be mailed to the
                        address on record (if there has been no change communicated to us within the last 30 days) or transferred electronically to a pre-authorized checking account; (2) you do not hold
                        physical share certificates; (3) you can provide proper
                        identification information; (4) the proceeds of the
                        redemption do not exceed $250,000; and (5) you have not
                        previously declined the telephone redemption privilege.
                        Certain accounts, including retirement accounts and 403(b)
                        plans, may not be redeemed by telephone. The transfer agent must receive your call during the hours of the customary
                        trading session of the New York Stock Exchange (NYSE) in
                        order to effect the redemption at that day's closing price.

By AIM Internet
Connect                 Place your redemption request at www.aimfunds.com. You will be allowed to redeem by internet if (1) you do not hold
                        physical share certificates; (2) you can provide proper
                        identification information; (3) the proceeds of the
                        redemption do not exceed $250,000; and (4) you have
                        established the internet trading option. AIM prototype
                        retirement accounts may not be redeemed on the internet.
                        The transfer agent must confirm your transaction during the hours of the customary trading session of the NYSE in order to effect the redemption at that day's closing price.

-------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET

If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.


                                      A-5                            MCF--04/01

                                --------------
                                 THE AIM FUNDS
                                --------------

REDEMPTIONS BY CHECK

(Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and


(1) the amount is greater than $250,000;


(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.


REINSTATEMENT PRIVILEGE



You may, within 120 days after you sell Class A shares (except Class A shares of AIM Tax-Exempt Cash Fund), reinvest all or part of your redemption proceeds in shares of any AIM Fund at net asset value in an identically registered account. If you sold Class A shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund, you will incur an initial sales charge reflecting the difference between the initial sales charges on those Funds and the ones in which you will be investing. In addition, if you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per year.


REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.
  If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of another AIM Fund, or vice versa. You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares or Class C shares of another AIM Fund, but only if the AIM Cash Reserve Shares were purchased directly and not acquired by exchange. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC into Class A shares subject to those charges, you will be charged a CDSC when you redeem the exchanged shares. The CDSC charged on redemption of those shares will be calculated starting on the date you acquired those shares through exchange.


YOU WILL NOT PAY A SALES CHARGE WHEN EXCHANGING:


(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund for

    (a) one another;

    (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

    (c) Class A shares of another AIM Fund, but only if

       (i)  you acquired the original shares before May 1, 1994; or

       (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher sales charges;

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

    (a) one another;

    (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

       (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;


MCF--04/01                            A-6

                                --------------
                                 THE AIM FUNDS
                                --------------

       (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

    (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge; or

(4) Class B shares for other Class B shares, and Class C shares for other Class C shares.

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares and Class C shares.

EXCHANGES NOT PERMITTED

You may not exchange Class A shares subject to contingent deferred sales charges for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund or AIM Tax-Exempt Cash Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if (1) you do not hold physical share certificates; (2) you can provide proper identification information; and
(3) you have established the internet trading option.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.




-------------------------------------------------------------------------------
 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

 - REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;

 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;

 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE AUTOMATIC INVESTMENT PLAN AND SYSTEMATIC WITHDRAWAL PLAN OPTIONS ON THE SAME ACCOUNT; OR

 - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
 ------------------------------------------------------------------------------


                                     A-7                             MCF--04/01

                                --------------
                                 THE AIM FUNDS
                                --------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund, AIM Tax-Exempt Bond Fund of Connecticut and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

  The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM Funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

  Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates may apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

  INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.


MCF--04/01                            A-8

                             ---------------------
                             AIM JAPAN GROWTH FUND
                             ---------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------


BY MAIL:                     A I M Fund Services, Inc.
                             P.O. Box 4739
                             Houston, TX 77210-4739

BY TELEPHONE:                (800) 347-4246

ON THE INTERNET:             You can send us a
                             request by e-mail or
                             download prospectuses,
                             annual or semiannual
                             reports via our website:
                             http://www.aimfunds.com


---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------
AIM Japan Growth Fund
SEC 1940 Act file number: 811-2699
----------------------------------

[AIM LOGO APPEARS HERE]    www.aimfunds.com   JPG-PRO-1   INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

      AIM MID CAP EQUITY FUND

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

      AIM Mid Cap Equity Fund seeks to provide long-term growth of capital.

                                                     AIM--Registered Trademark--

      PROSPECTUS

      MAY 1, 2001


                                     This prospectus contains important
                                     information about the Class A, B and C
                                     shares of the fund. Please read it
                                     before investing and keep it for
                                     future reference.

                                     As with all other mutual fund
                                     securities, the Securities and
                                     Exchange Commission has not approved
                                     or disapproved these securities or
                                     determined whether the information
                                     in this prospectus is adequate or
                                     accurate. Anyone who tells you
                                     otherwise is committing a crime.

                                     An investment in the fund:

                                        - is not FDIC insured;
                                        - may lose value; and
                                        - is not guaranteed by a bank.

      [AIM LOGO APPEARS HERE]                             INVEST WITH DISCIPLINE
      --Registered Trademark--                          --Registered Trademark--

                            -----------------------
                            AIM MID CAP EQUITY FUND
                            -----------------------


TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES            1
- - - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND       1
- - - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                        2
- - - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                           2

Performance Table                              2

FEE TABLE AND EXPENSE EXAMPLE                  3
- - - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                      3

Expense Example                                3

FUND MANAGEMENT                                4
- - - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                    4

Advisor Compensation                           4

Portfolio Managers                             4

OTHER INFORMATION                              4
- - - - - - - - - - - - - - - - - - - - - - - - -

Sales Charges                                  4

Dividends and Distributions                    4

FINANCIAL HIGHLIGHTS                           5
- - - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                      A-1
- - - - - - - - - - - - - - - - - - - - - - - - -

Choosing a Share Class                       A-1

Purchasing Shares                            A-3

Redeeming Shares                             A-4

Exchanging Shares                            A-6

Pricing of Shares                            A-8

Taxes                                        A-8

OBTAINING ADDITIONAL INFORMATION      Back Cover
- - - - - - - - - - - - - - - - - - - - - - - - -


The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                            -----------------------
                            AIM MID CAP EQUITY FUND
                            -----------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital.

  The fund seeks to meet this objective by investing, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations within the range of market capitalizations of companies included in the Russell Midcap(TM) Index.


  The fund may invest up to 35% of its total assets in equity securities of other U.S. issuers or in investment-grade debt securities of U.S. issuers. The Fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


  In selecting investments, the portfolio managers seek to identify those companies that are, in their view, undervalued relative to current or projected earnings, or the current market value of assets owned by the company. The primary emphasis of the portfolio managers' search for undervalued equity securities is in four categories: (1) out-of-favor cyclical growth companies;
(2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects which are not yet reflected in the value of the companies' equity securities; and (4) companies whose equity securities are selling at prices that do not yet reflect the current market value of their assets. The portfolio managers consider whether to sell a particular security when any of these factors materially change.

  In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multi-national currency units), money market instruments, shares of affiliated money market funds, or high-quality debt securities. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

  Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity, and the potential lack of strict financial and accounting controls and standards.

  The fund currently participates in the initial public offering (IPO) market, and a significant portion of the fund's returns currently are attributable to its investment in IPOs, which have a magnified impact due to the fund's small asset base. As the fund's assets grow, it is probable that the effect of the fund's investment in IPOs on its total returns will decline, which may reduce the fund's total returns.

  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                            -----------------------
                            AIM MID CAP EQUITY FUND
                            -----------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                    [GRAPH]


                                                  ANNUAL
YEAR ENDED                                        TOTAL
DECEMBER 31                                       RETURNS
-----------                                       -------
1991 ...........................................  19.29%
1992 ...........................................  31.74%
1993 ...........................................   8.34%
1994 ...........................................  15.69%
1995 ...........................................  23.23%
1996 ...........................................  15.65%
1997 ...........................................  14.05%
1998 ...........................................  -4.71%
1999 ...........................................  37.13%
2000 ...........................................  18.81%

  During the periods shown in the bar chart, the highest quarterly return was 28.40% (quarter ended December 31, 1999) and the lowest quarterly return was -25.00% (quarter ended September 30, 1998).

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index. The fund's performance reflects payment of sales loads.


AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(for the periods ended                                     SINCE     INCEPTION
December 31, 2000)         1 YEAR   5 YEARS   10 YEARS   INCEPTION       DATE
--------------------------------------------------------------------------------
Class A                    12.26%    14.12%    16.73%      14.68%      6/9/87
Class B                    13.09     14.41        --       16.37       4/1/93
Class C                    17.05        --        --       29.37       5/3/99
Russell Midcap(TM)
  Index(1)                  8.25     16.69     18.28       14.26(2)   5/31/87(2)
--------------------------------------------------------------------------------


(1) The Russell Midcap(TM) Index measures the performance of the smallest 800 companies in the Russell 1000--Registered Trademark-- Index. These companies are considered representative of medium-sized companies.
(2) The average annual total return given is since the date closest to the inception date of the class with the longest performance history.

                            -----------------------
                            AIM MID CAP EQUITY FUND
                            -----------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There is no guarantee that actual expenses will be the same as those shown below.


SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)              CLASS A   CLASS B   CLASS C
---------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                  5.50%     None      None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)     None(1)   5.00%     1.00%
----------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)             CLASS A   CLASS B   CLASS C
---------------------------------------------------------
Management Fees                 0.73%     0.73%     0.73%

Distribution and/or
Service (12b-1) Fees            0.35      1.00      1.00

Other Expenses                  0.29      0.29      0.29

Total Annual Fund
Operating Expenses              1.37      2.02      2.02
---------------------------------------------------------


(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.


You may also be charged a transaction or other fee by the financial institution managing your account.


     As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $682     $960     $1,259     $2,106
Class B    705      934      1,288      2,181
Class C    305      634      1,088      2,348
----------------------------------------------


You would pay the following expenses if you did not redeem your shares:


         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $682     $960     $1,259     $2,106
Class B    205      634      1,088      2,181
Class C    205      634      1,088      2,348
----------------------------------------------


                            -----------------------
                            AIM MID CAP EQUITY FUND
                            -----------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 135 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended December 31, 2000, the advisor received compensation of 0.73% of average daily net assets.


PORTFOLIO MANAGERS


The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are



- Paul J. Rasplicka, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994.



- Robert A. Shelton, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1995.



- Ronald S. Sloan, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1998. From 1993 to 1998, he was President of Verissimo Research & Management, Inc.


OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Mid Cap Equity Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                            -----------------------
                            AIM MID CAP EQUITY FUND
                            -----------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report which is available upon request.


                                                                                      CLASS A
                                                              --------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                              --------------------------------------------------------
                                                              2000(a)     1999(a)     1998(a)       1997        1996
                                                              --------    --------    --------    --------    --------
Net asset value, beginning of period                          $  23.48    $  18.97    $  21.01    $  20.77    $  19.07
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.10       (0.01)      (0.24)      (0.20)       0.03
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   4.10        6.88       (0.81)       3.00        2.96
======================================================================================================================
    Total from investment operations                              4.20        6.87       (1.05)       2.80        2.99
======================================================================================================================
Less distributions:
  Distributions from net realized gains                          (3.64)      (2.36)      (0.99)      (2.56)      (1.29)
======================================================================================================================
Net asset value, end of period                                $  24.04    $  23.48    $  18.97    $  21.01    $  20.77
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                                  18.76%      37.13%      (4.71)%     14.05%      15.65%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $259,803    $178,550    $180,258    $255,674    $343,427
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets(c)                        1.37%(d)    1.46%       1.56%       1.37%       1.36%
======================================================================================================================
Ratio of net investment income (loss) to average net assets       0.38%(d)   (0.07)%     (1.09)%     (0.90)%      0.12%
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate                                             72%        90%         168%        190%        253%
______________________________________________________________________________________________________________________
======================================================================================================================



(a) Calculated using average shares outstanding.



(b) Does not include sales charges.



(c) Ratio includes waiver and expense reductions. Ratio of expenses to average net assets excluding waivers and expense reductions were 1.57%, 1.48% and 1.41% for 1998, 1997 and 1996, respectively.


(d) Ratios are based on average daily net assets of $217,156,798.



                                                                                      CLASS B
                                                              --------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                              --------------------------------------------------------
                                                              2000(a)     1999(a)     1998(a)      1997()       1996
                                                              --------    --------    --------    --------    --------
Net asset value, beginning of period                          $  22.21    $  18.16    $  20.31    $  20.28    $  18.77
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.07)      (0.14)      (0.38)      (0.34)      (0.11)
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   3.86        6.55       (0.78)       2.93        2.91
======================================================================================================================
    Total from investment operations                              3.79        6.41       (1.16)       2.59        2.80
======================================================================================================================
Less distributions:
  Distributions from net realized gains                          (3.64)      (2.36)      (0.99)      (2.56)      (1.29)
======================================================================================================================
Net asset value, end of period                                $  22.36    $  22.21    $  18.16    $  20.31    $  20.28
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                                  17.98%      36.25%      (5.41)%     13.35%      14.82%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $210,608    $151,392    $165,447    $255,468    $334,590
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets(c)                        2.02%(d)    2.11%       2.21%       2.02%       2.01%
======================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.27)%(d)  (0.72)%     (1.74)%     (1.55)%     (0.53)%
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate                                             72%         90%        168%        190%        253%
______________________________________________________________________________________________________________________
======================================================================================================================



(a) Calculated using average shares outstanding.



(b) Does not include contingent deferred sales charges.



(c) Ratio includes waiver and expense reductions. Ratio of expenses to average net assets excluding waivers and expense reductions were 2.22%, 2.13% and 2.06% for 1998, 1997 and 1996, respectively.



(d) Ratios are based on average daily net assets of $181,110,447.

                            -----------------------
                            AIM MID CAP EQUITY FUND
                            -----------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                          CLASS C
                                                              --------------------------------
                                                                                   MAY 3,
                                                                                (DATE SALES
                                                                                 COMMENCED)
                                                               YEAR ENDED         THROUGH
                                                              DECEMBER 31,      DECEMBER 31,
                                                                2000(a)           1999(a)
                                                              ------------      --------------
Net asset value, beginning of period                            $ 22.19            $19.02
----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.07)            (0.10)
----------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           3.85              5.63
==============================================================================================
    Total from investment operations                               3.78              5.53
==============================================================================================
Less distributions:
  Distributions from net realized gains                           (3.64)            (2.36)
==============================================================================================
Net asset value, end of period                                  $ 22.33            $22.19
______________________________________________________________________________________________
==============================================================================================
Total return(b)                                                   17.95%            29.98%
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $19,466            $1,564
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average net assets                            2.02%(c)          2.11%(d)
==============================================================================================
Ratio of net investment income (loss) to average net assets       (0.27)%(c)        (0.72)%(d)
______________________________________________________________________________________________
==============================================================================================
Portfolio turnover rate                                              72%               90%
______________________________________________________________________________________________
==============================================================================================



(a) Calculated using average shares outstanding.



(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.



(c) Ratios are based on average daily net assets of $8,005,686.



(d)Annualized.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:

CLASS A                              CLASS B                              CLASS C
---------------------------------------------------------------------------------------------------------
- Initial sales charge               - No initial sales charge            - No initial sales charge
- Reduced or waived initial sales    - Contingent deferred sales          - Contingent deferred sales
  charge for certain purchases         charge on redemptions within         charge on redemptions within
                                       six years                            one year

- Lower distribution and service     - 12b-1 fee of 1.00%                 - 12b-1 fee of 1.00%
  (12b-1) fee than Class B or
  Class C shares (See "Fee Table
  and Expense Example")

                                     - Converts to Class A shares         - Does not convert to Class A
                                       at the end of the month              shares
                                       which is eight years after
                                       the date on which shares
                                       were purchased along with a
                                       pro rata portion of its
                                       reinvested dividends and
                                       distributions(1)

- Generally more appropriate for     - Purchase orders limited to         - Generally more appropriate
  long-term investors                  amounts less than $250,000           for short-term investors

      (1) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.

          AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.
          ----------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12B-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Generally, you will not pay a sales charge on purchases or redemptions of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund. You may be charged a contingent deferred sales charge if you redeem AIM Cash Reserve Shares of AIM Money Market Fund acquired through certain exchanges. Sales charges on all other AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

CATEGORY I INITIAL SALES CHARGES
------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   25,000      5.50%          5.82%
$ 25,000 but less than $   50,000      5.25           5.54
$ 50,000 but less than $  100,000      4.75           4.99
$100,000 but less than $  250,000      3.75           3.90
$250,000 but less than $  500,000      3.00           3.09
$500,000 but less than $1,000,000      2.00           2.04
-------------------------------------------------------------



                                      A-1                            MCF--04/01

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CATEGORY II INITIAL SALES CHARGES
------------------------------------------------------------
                                           INVESTOR'S
                                          SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $   50,000      4.75%          4.99%
$ 50,000 but less than $  100,000      4.00           4.17
$100,000 but less than $  250,000      3.75           3.90
$250,000 but less than $  500,000      2.50           2.56
$500,000 but less than $1,000,000      2.00           2.04
-------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $  100,000      1.00%          1.01%
$100,000 but less than $  250,000      0.75           0.76
$250,000 but less than $1,000,000      0.50           0.50
-------------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES

You can purchase $1,000,000 or more of Class A shares at net asset value. However, if you purchase shares of that amount in Categories I or II, they will be subject to a contingent deferred sales charge (CDSC) of 1% if you redeem them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more.

CONTINGENT DEFERRED SALES CHARGES FOR
CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

     YEAR SINCE
    PURCHASE MADE          CLASS B            CLASS C
----------------------------------------------------------
First                         5%                1%
Second                        4                None
Third                         3                None
Fourth                        3                None
Fifth                         2                None
Sixth                         1                None
Seventh and following       None               None
----------------------------------------------------------

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES
AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation


You may combine your new purchases of Class A shares with shares currently owned (Class A, B or C) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.


Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privilege; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.


MCF--04/01                            A-2

                                --------------
                                 THE AIM FUNDS
                                --------------

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund accounts (except for investments in AIM Large Cap Opportunities Fund, AIM Mid Cap Opportunities Fund and AIM Small Cap Opportunities Fund) are as follows:


                                                                  INITIAL                      ADDITIONAL
TYPE OF ACCOUNT                                                 INVESTMENTS                    INVESTMENTS
-----------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing     $  0 ($25 per AIM Fund investment for               $25
plans, 401(k) plans, Simplified Employee Pension      salary deferrals from Savings Plans)
(SEP) accounts, Salary Reduction (SARSEP)
accounts, Savings Incentive Match Plans for
Employee IRA (Simple IRA) accounts, 403(b) or
457 plans)
Automatic Investment Plans                         25                                                 50
IRA, Education IRA or Roth IRA                    250                                                 50
All other accounts                                500                                                 50
----------------------------------------------------------------------------------------------------------


HOW TO PURCHASE SHARES

You may purchase shares using one of the options below.


PURCHASE OPTIONS
---------------------------------------------------------------------------------------------------------

                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
---------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same

By Mail                         Mail completed account application     Mail your check and the remittance
                                and purchase payment to the            slip from your confirmation
                                transfer agent,                        statement to the transfer agent.
                                A I M Fund Services, Inc.,
                                P.O. Box 4739,
                                Houston, TX 77210-4739.

By Wire                         Mail completed account application     Call the transfer agent to receive
                                to the transfer agent. Call the        a reference number. Then, use the
                                transfer agent at (800) 959-4246 to    wire instructions at left.
                                receive a reference number. Then,
                                use the following wire
                                instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #

By AIM Bank Connection(SM)      Open your account using one of the     Mail completed AIM Bank Connection
                                methods described above.               form to the transfer agent. Once
                                                                       the transfer agent has received the
                                                                       form, call the transfer agent to
                                                                       place your purchase order.

By AIM Internet Connect(SM)     Open your account using one of the     Select the AIM Internet Connect
                                methods described above.               option on your completed account
                                                                       application or complete an AIM
                                                                       Internet Connect Authorization
                                                                       Form. Mail the application or form
                                                                       to the transfer agent. Once your
                                                                       request for this option has been
                                                                       processed (which may take up to 10
                                                                       days), you may place your purchase
                                                                       order at www.aimfunds.com. You may
                                                                       not purchase shares in AIM
                                                                       prototype retirement accounts on
                                                                       the internet.
----------------------------------------------------------------------------------------------------------



                                      A-3                            MCF--04/01

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN


You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.


DOLLAR COST AVERAGING


Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM Fund is $25.


AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS


Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.


REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF AIM CASH RESERVE SHARES OF
AIM MONEY MARKET FUND ACQUIRED BY EXCHANGE

If you redeem AIM Cash Reserve Shares acquired by exchange from Class A shares subject to a CDSC within 18 months of the purchase of the Class A shares, you will be charged a CDSC.

REDEMPTION OF CLASS B SHARES OR CLASS C
SHARES ACQUIRED BY EXCHANGE FROM AIM CASH
RESERVE SHARES OF AIM MONEY MARKET FUND

We will begin the holding period for purposes of calculating the CDSC on Class B shares or Class C shares acquired by exchange from AIM Cash Reserve Shares of AIM Money Market Fund at the time of the exchange into Class B shares or Class C shares.

REDEMPTION OF CLASS B SHARES ACQUIRED BY
EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.


MCF--04/01                           A-4

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------


Through a Financial     Contact your financial consultant.
Consultant

By Mail                 Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                        (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                        executed stock power; and (4) signature guarantees, if
                        necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                        resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                        whether you wish to have federal income tax withheld from
                        your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone            Call the transfer agent. You will be allowed to redeem by
                        telephone if (1) the proceeds are to be mailed to the
                        address on record (if there has been no change communicated to us within the last 30 days) or transferred electronically to a pre-authorized checking account; (2) you do not hold
                        physical share certificates; (3) you can provide proper
                        identification information; (4) the proceeds of the
                        redemption do not exceed $250,000; and (5) you have not
                        previously declined the telephone redemption privilege.
                        Certain accounts, including retirement accounts and 403(b)
                        plans, may not be redeemed by telephone. The transfer agent must receive your call during the hours of the customary
                        trading session of the New York Stock Exchange (NYSE) in
                        order to effect the redemption at that day's closing price.

By AIM Internet
Connect                 Place your redemption request at www.aimfunds.com. You will be allowed to redeem by internet if (1) you do not hold
                        physical share certificates; (2) you can provide proper
                        identification information; (3) the proceeds of the
                        redemption do not exceed $250,000; and (4) you have
                        established the internet trading option. AIM prototype
                        retirement accounts may not be redeemed on the internet.
                        The transfer agent must confirm your transaction during the hours of the customary trading session of the NYSE in order to effect the redemption at that day's closing price.

-------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET

If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.


                                      A-5                            MCF--04/01

                                --------------
                                 THE AIM FUNDS
                                --------------

REDEMPTIONS BY CHECK

(Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and


(1) the amount is greater than $250,000;


(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.


REINSTATEMENT PRIVILEGE



You may, within 120 days after you sell Class A shares (except Class A shares of AIM Tax-Exempt Cash Fund), reinvest all or part of your redemption proceeds in shares of any AIM Fund at net asset value in an identically registered account. If you sold Class A shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund, you will incur an initial sales charge reflecting the difference between the initial sales charges on those Funds and the ones in which you will be investing. In addition, if you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per year.


REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.
  If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of another AIM Fund, or vice versa. You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares or Class C shares of another AIM Fund, but only if the AIM Cash Reserve Shares were purchased directly and not acquired by exchange. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC into Class A shares subject to those charges, you will be charged a CDSC when you redeem the exchanged shares. The CDSC charged on redemption of those shares will be calculated starting on the date you acquired those shares through exchange.


YOU WILL NOT PAY A SALES CHARGE WHEN EXCHANGING:


(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund for

    (a) one another;

    (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

    (c) Class A shares of another AIM Fund, but only if

       (i)  you acquired the original shares before May 1, 1994; or

       (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher sales charges;

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

    (a) one another;

    (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

       (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;


MCF--04/01                            A-6

                                --------------
                                 THE AIM FUNDS
                                --------------

       (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

    (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge; or

(4) Class B shares for other Class B shares, and Class C shares for other Class C shares.

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares and Class C shares.

EXCHANGES NOT PERMITTED

You may not exchange Class A shares subject to contingent deferred sales charges for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund or AIM Tax-Exempt Cash Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if (1) you do not hold physical share certificates; (2) you can provide proper identification information; and
(3) you have established the internet trading option.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.




-------------------------------------------------------------------------------
 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

 - REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;

 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;

 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE AUTOMATIC INVESTMENT PLAN AND SYSTEMATIC WITHDRAWAL PLAN OPTIONS ON THE SAME ACCOUNT; OR

 - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
 ------------------------------------------------------------------------------


                                     A-7                             MCF--04/01

                                --------------
                                 THE AIM FUNDS
                                --------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund, AIM Tax-Exempt Bond Fund of Connecticut and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

  The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM Funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

  Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates may apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

  INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.


MCF--04/01                            A-8

                            -----------------------
                            AIM MID CAP EQUITY FUND
                            -----------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------


BY MAIL:                     A I M Fund Services, Inc.
                             P.O. Box 4739
                             Houston, TX 77210-4739

BY TELEPHONE:                (800) 347-4246

ON THE INTERNET:             You can send us a
                             request by e-mail or
                             download prospectuses,
                             annual or semiannual
                             reports via our website:
                             http://www.aimfunds.com


---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------
AIM Mid Cap Equity Fund
SEC 1940 Act file number: 811-2699
----------------------------------

[AIM LOGO APPEARS HERE]   www.aimfunds.com    MCE-PRO-1   INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

                                                               STATEMENT OF
                                                     ADDITIONAL INFORMATION



                     CLASS A, CLASS B AND CLASS C SHARES OF
                            AIM EUROLAND GROWTH FUND
                              AIM JAPAN GROWTH FUND
                             AIM MID CAP EQUITY FUND



                    (SERIES PORTFOLIOS OF AIM GROWTH SERIES)




                                11 GREENWAY PLAZA
                                    SUITE 100
                             HOUSTON, TX 77047-1173
                                 (713) 626-1919









        THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND
            IT SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS OF THE
             ABOVE-NAMED FUNDS, A COPY OF WHICH MAY BE OBTAINED FREE
                 OF CHARGE FROM AUTHORIZED DEALERS OR BY WRITING
                            A I M DISTRIBUTORS, INC.,
                      P.O. BOX 4739, HOUSTON, TX 77210-4739
                          OR BY CALLING (800) 347-4246.








             STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2001,
       RELATING TO THE AIM EUROLAND GROWTH FUND PROSPECTUS, THE AIM JAPAN
        GROWTH FUND PROSPECTUS AND THE AIM MID CAP EQUITY FUND PROSPECTUS
                             EACH DATED MAY 1, 2001

                                TABLE OF CONTENTS

                                                                                                                PAGE
                                                                                                                ----
INTRODUCTION.......................................................................................................1

GENERAL INFORMATION ABOUT THE FUNDS................................................................................1
         The Trust and Its Shares..................................................................................1

INVESTMENT POLICIES................................................................................................2
         Selection of Investments..................................................................................3
         Equity-Linked Derivatives.................................................................................4
         Investments in Other Investment Companies.................................................................4
         Samurai and Yankee Bonds..................................................................................5
         Depositary Receipts.......................................................................................5
         Warrants or Rights........................................................................................6
         Lending of Portfolio Securities...........................................................................6
         Commercial Bank Obligations...............................................................................6
         Privatizations............................................................................................6
         Repurchase Agreements.....................................................................................7
         Borrowing, Reverse Repurchase Agreements and "Roll" Transactions..........................................7
         When-Issued or Forward Commitment Securities..............................................................8
         Temporary Defensive Strategies............................................................................8

OPTIONS, FUTURES AND CURRENCY STRATEGIES...........................................................................8
         Special Risks of Options, Futures and Currency Strategies.................................................8
         Writing Call Options......................................................................................9
         Writing Put Options......................................................................................10
         Purchasing Put Options...................................................................................11
         Purchasing Call Options..................................................................................11
         Index Options............................................................................................12
         Interest Rate, Currency and Stock Index Futures Contracts................................................13
         Options on Futures Contracts.............................................................................15
         Limitations on Use of Futures, Options on Futures and Certain Options on Currencies......................16
         Forward Contracts........................................................................................16
         Foreign Currency Strategies--Special Considerations......................................................17
         Cover....................................................................................................18

RISK FACTORS......................................................................................................18
         Concentration............................................................................................18
         Illiquid Securities......................................................................................18
         Foreign Securities.......................................................................................19
         Debt Securities..........................................................................................24
         Equity Securities........................................................................................25

INVESTMENT LIMITATIONS............................................................................................25
         Allocation of Initial Public Offering ("IPO") Securities Transactions (Mid Cap Fund Only)................27

EXECUTION OF PORTFOLIO TRANSACTIONS...............................................................................27
         Portfolio Trading and Turnover...........................................................................29

MANAGEMENT........................................................................................................29
         Trustees and Executive Officers..........................................................................29
         Investment Management and Administration Services........................................................31
         Expenses of the Funds....................................................................................34

THE DISTRIBUTION PLANS............................................................................................34
         The Class A and C Plan...................................................................................34
         The Class B Plan.........................................................................................35
         Both Plans...............................................................................................35

THE DISTRIBUTOR...................................................................................................39

SALES CHARGES AND DEALER CONCESSIONS..............................................................................41

REDUCTIONS IN INITIAL SALES CHARGES...............................................................................44

CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS.......................................................................47

HOW TO PURCHASE AND REDEEM SHARES.................................................................................49
         Backup Withholding.......................................................................................50

NET ASSET VALUE DETERMINATION.....................................................................................51

DIVIDEND ORDER....................................................................................................52

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS..........................................................................53
         Reinvestment of Dividends and Distributions..............................................................53
         Tax Matters..............................................................................................53
         General..................................................................................................53
         Exchange and Reinstatement Privileges and Wash Sales.....................................................54
         Foreign Taxes............................................................................................54
         Passive Foreign Investment Companies.....................................................................54
         Non-U.S. Shareholders....................................................................................55
         Options, Futures and Foreign Currency Transactions.......................................................55

SHAREHOLDER INFORMATION...........................................................................................56

MISCELLANEOUS INFORMATION.........................................................................................59
         Charges for Certain Account Information..................................................................59
         Custodian................................................................................................59
         Transfer Agency Services.................................................................................59
         Independent Accountants..................................................................................59
         Legal Matters............................................................................................59
         Shareholder Liability....................................................................................59
         Names....................................................................................................60
         Control Persons and Principal Holders of Securities......................................................60

INVESTMENT RESULTS................................................................................................62
         Total Return Quotations..................................................................................62
         Performance Information..................................................................................65

APPENDIX.........................................................................................................A-1
         Description of Bond Ratings.............................................................................A-1
         Description of Commercial Paper Ratings.................................................................A-2
         Absence of Rating.......................................................................................A-2

FINANCIAL STATEMENTS..............................................................................................FS

                                  INTRODUCTION

         This Statement of Additional Information relates to the Class A, Class B and Class C shares of AIM Euroland Growth Fund (formerly AIM Europe Growth
Fund) ("Euroland Fund"), AIM Mid Cap Equity Fund, formerly AIM Mid Cap Growth Fund, ("Mid Cap Fund") and AIM Japan Growth Fund ("Japan Fund") (individually, a "Fund," and collectively, the "Funds"). Each Fund is a diversified series of AIM Growth Series (the "Trust"), a registered open-end management investment company.


         A I M Advisors, Inc. ("AIM") serves as the investment manager of and administrator for Euroland Fund, Mid Cap Fund and Japan Fund. INVESCO Asset Management (Japan) Limited ("INVESCO Japan") serves as the investment sub-advisor of Japan Fund. INVESCO Asset Management Ltd. ("INVESCO AML") serves as the investment sub-advisor of Euroland Fund. INVESCO Japan and INVESCO AML may be referred to collectively as the "Sub-advisors."



         The Trust is a series mutual fund. The rules and regulations of the Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information for Euroland Fund is included in a separate Prospectus dated May 1, 2001, for Mid Cap Fund is included in a separate Prospectus dated May 1, 2001, and for Japan Fund is included in a separate Prospectus dated May 1, 2001. Additional copies of the Prospectuses and this Statement of Additional Information may be obtained without charge by writing the principal distributor of the Funds' shares, A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739 or by calling (800) 347-4246. Investors must receive a Prospectus before they invest.


         This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Funds. Some of the information required to be in this Statement of Additional Information is also included in the Prospectus; and, in order to avoid repetition, reference will be made to sections of the Prospectus. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement filed with the SEC. Copies of the Registration Statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.


                       GENERAL INFORMATION ABOUT THE FUNDS

THE TRUST AND ITS SHARES

         The Trust previously operated under the name GT Global Growth Series, which was organized as a Massachusetts business trust on February 19, 1985. The Trust was reorganized on May 29, 1998 as a Delaware business trust, and is registered with the SEC as a diversified open-end series management investment company. The Trust currently consists of the following portfolios; each of the three Funds, AIM Small Cap Growth Fund, formerly known as AIM Small Cap Equity Fund, and AIM Basic Value Fund, formerly known as AIM America Value Fund. Each of these funds has three separate classes: Class A, Class B and Class C shares. The Board of Trustees is authorized to establish additional series of shares, or additional classes of shares of any fund, at any time. All historical financial and other information contained in this Statement of Additional Information for periods prior to May 29, 1998, is that of the series of GT Global Growth Series.

         The term "majority of the outstanding shares" of the Trust, a particular Fund or a particular class of a Fund means, respectively, the vote of the lesser of (a) 67% or more of the shares of the Trust, such Fund or such class present at a meeting of the Trust's shareholders, if the holders of more than 50% of the outstanding shares of the Trust, such Fund or such class are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Trust, such Fund or such class.

         Class A, Class B and Class C shares of each Fund have equal rights and privileges. Each share of a particular class is entitled to one vote, to participate equally in dividends and distributions declared by the

Trust's Board of Trustees (the "Board") with respect to the class of such Fund and, upon liquidation of the Fund, to participate proportionately in the net assets of the Fund allocable to such class remaining after satisfaction of outstanding liabilities of the Fund allocable to such class. Fund shares are fully paid, non-assessable and fully transferable when issued and have no preemptive rights and have such conversion and exchange rights as set forth in the Prospectus and this Statement of Additional Information. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.


         Shareholders of the Funds and of the Trust's other series do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of all Funds and of the Trust's other series voting together for election of trustees may elect all of the members of the Board. In such event, the remaining holders cannot elect any trustees of the Trust ("Trustees").



         Class A shares, Class B shares and Class C shares of the Funds represent interests in that Fund's assets and have identical voting, dividend, liquidation and other rights on the same terms and conditions, except that each class of shares bears differing class-specific expenses, is subject to differing sales loads, conversion features and exchange privileges, and has exclusive voting rights on matters pertaining to that class' distribution plan (although Class A shareholders and Class B shareholders of a given Fund must approve any material increase in fees payable with respect to the Class A shares of a Fund under the Class A and C Plan). On any matter submitted to a vote of shareholders, shares of a Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of the Fund's investment management arrangements. In addition, shares of a particular class of a Fund may vote on matters affecting only that class. The shares of a Fund and of the Trust's other series will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Trust's independent accountants.


         Normally there will be no annual meeting of shareholders for any of the Funds in any year, except as required under the Investment Company Act of 1940, as amended (the "1940 Act"). A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.


         Pursuant to the Trust's Agreement and Declaration of Trust, the Trust may issue an unlimited number of shares of each Fund. Each share of a Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board. Each share of a Fund is equal in earnings, assets and voting privileges except that each class normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares.



                               INVESTMENT POLICIES


         In addition to the primary investment policies set forth in the Prospectuses, each Fund may engage in other types of investments, as described below. Unless specifically noted, the Fund's investment policies described in this Statement of Additional Information are not fundamental policies and may be changed by vote of the Board without shareholder approval.



         Euroland Fund's primary investment area includes countries that are members of the European Economic and Monetary Union (the "EMU"). As of April 28, 2001, the members of the EMU were Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain.


         Japan Fund may invest up to 35% of its total assets in the equity securities of issuers domiciled outside of its primary investment area. Such investments may include: (a) securities of issuers in countries that are not located in the primary investment area but are linked by tradition, economic markets, cultural similarities or geography to the countries in such primary investment area; and
(b) securities of issuers located elsewhere in the world that have operations in the primary investment area or that stand to benefit from political or economic events in the primary investment area. Euroland Fund may invest up to 35% of its total assets in the equity securities of issuers domiciled in developed countries outside of its primary investment area. Accordingly, Japan Fund is a regional fund for investors interested in more geographically concentrated investments but, in the case of Euroland Fund, still desiring to diversify across multiple markets.

         For purposes of the Prospectuses and this Statement of Additional Information, an issuer typically is considered to be domiciled in a particular country if it is (a) organized under the laws of, or has its principal office in, a particular country or (b) normally derives 50% or more of its total revenues from business in that country, provided that, in the view of AIM and/or the Sub-advisors, the value of such issuer's securities tends to reflect such country's development to a greater extent than developments elsewhere. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by AIM and/or the Sub-advisors to be located in that country may have substantial foreign operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.

         Euroland Fund and Japan Fund each may invest up to 35% of its total assets in debt securities, including U.S. and foreign government securities and corporate debt securities, Samurai and Yankee bonds, Eurobonds and Depositary Receipts. The issuers of such debt securities may or may not be domiciled in the primary investment area of a Fund. Each Fund will limit its purchases of debt securities to investment grade obligations. "Investment grade" debt refers to those securities rated within one of the four highest ratings categories by Moody's Investors Service, Inc. ("Moody's") or by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or, if not similarly rated by any other nationally recognized statistical rating organization ("NRSRO"), deemed by AIM and/or the Sub-advisors to be of equivalent quality.


         Mid Cap Fund. The Fund may invest up to 35% of its total assets in the equity securities of issuers domiciled in the United States that, at the time of purchase, have market capitalizations outside the range of market capitalizations of companies that are included in the Russell Midcap Index(TM). In addition, the Fund may invest up to 35% of its total assets in investment grade debt securities of United States issuers including U.S. government and corporate debt securities.


         The Fund may invest up to 25% of its total assets in the securities of issuers domiciled outside the United States, including (i) issuers linked by tradition, economic markets, cultural similarities or geography to the United States; and (ii) issuers located elsewhere in the world that have operations in the United States or that stand to benefit from political or economic events in the United States. Foreign securities may include foreign government securities and corporate debt securities, Yankee bonds, Euro bonds and Depositary Receipts.




         There is no assurance that the Funds will achieve their investment objectives.

SELECTION OF INVESTMENTS




         In determining the appropriate distribution of investments among various countries and geographic regions for the Funds, AIM and/or the Sub-advisors ordinarily consider the following factors: prospects for relative economic growth between the different countries in which each Fund may invest; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of the individual investment opportunities available to international investors.


         In analyzing companies for investment by each Fund, AIM and/or the Sub-advisors ordinarily look for one or more of the following characteristics: an above-average earnings growth per share; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; efficient service; pricing flexibility; strength of management; and general operating characteristics which will enable the companies to compete successfully in their respective marketplaces. In certain countries, governmental restrictions and other limitations on investment may affect the maximum percentage of equity ownership in any one company by a Fund or the Funds in the aggregate. In addition, in some instances only special



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


classes of securities may be purchased by foreigners and the market prices, liquidity and rights with respect to those securities may vary from shares owned by nationals.

         AIM and/or the Sub-advisors allocate investments among fixed income securities of particular issuers on the basis of its views as to the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the economy, movements in the general level and term of interest rates, currency values, political developments, and variations in the supply of funds available for investment in the world bond market relative to the demands placed upon it. If market interest rates decline, fixed income securities generally appreciate in value and vice versa. Fixed income securities denominated in currencies other than the U.S. dollar or in multinational currency units are evaluated on the strength of the particular currency against the U.S. dollar as well as on the current and expected levels of interest rates in the country or countries. In addition to the foregoing, a Fund may seek to take advantage of differences in relative values of fixed income securities among various countries.

         Equity securities in which the Funds may invest include common stocks, preferred stocks, convertible debt securities and warrants to acquire such securities.

         At this time, AIM and/or the Sub-advisors are not aware of the existence of any investment or exchange control regulations that might substantially impair the operations of the Funds as described in the Prospectuses and this Statement of Additional Information. Although restrictions may in the future make it undesirable to invest in certain countries, AIM and/or the Sub-advisors do not believe that any current repatriation restrictions would affect its decisions to invest in the countries eligible for investment by any Fund. It should be noted, however, that this situation could change at any time.

EQUITY-LINKED DERIVATIVES


         The Funds may invest in equity-linked derivative products designed to replicate the composition and performance of particular indices. Examples of such products include S&P Depositary Receipts ("SPDRs"), World Equity Benchmark Series (WEBs"), NASDAQ 100 tracking shares ("QQQs"), Dow Jones Industrial Average Instruments ("DIAMONDS") and Optimised Portfolios as Listed Securities ("OPALS"). Investments in equity-linked derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the equity-linked derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in equity-linked derivatives may constitute investments in other investment companies. See "Investments in Other Investment Companies" herein.


INVESTMENTS IN OTHER INVESTMENT COMPANIES

         With respect to certain countries, investments by a Fund presently may be made only by acquiring shares of other investment companies (including investment vehicles or companies advised by AIM or its affiliates) with local governmental approval to invest in those countries. At such time as direct investment in these countries is allowed, the Funds anticipate investing directly in these markets.

         Each Fund may invest in other investment companies to the extent permitted by the 1940 Act, and the rules and regulations thereunder, and if applicable, exemptive orders granted by the SEC. The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds (defined below): (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies other than Affiliated Money Market Funds. With respect to a Fund's purchase of shares of another investment company, including Affiliated Money Market Funds, the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Funds have obtained an exemptive order from the SEC allowing them to invest in money market funds that have AIM or an affiliate of AIM as an investment adviser (the "Affiliated Money Market

Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the investing Fund.


SAMURAI AND YANKEE BONDS

         The Japan Fund may invest in yen-denominated bonds sold in Japan by non-Japanese issuers ("Samurai bonds"), and the Mid Cap Fund may invest in dollar-denominated bonds sold in the United States by non-U.S. issuers ("Yankee bonds"). As compared with bonds issued in their countries of domicile, such bond issues normally carry a higher interest rate but are less actively traded. It is the policy of each Fund to invest in Samurai or Yankee bond issues only after taking into account considerations of quality and liquidity, as well as yield. These bonds are issued by governments that are members of the Organization for Economic Cooperation and Development or have AAA ratings.

DEPOSITARY RECEIPTS

         Each Fund may hold foreign securities. Such investments may include American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs"). ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. GDRs are similar to EDRs and are designed for use in several international financial markets. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of a Fund's investment policies, its investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the underlying foreign equity securities.

         ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Funds may invest in both sponsored and unsponsored ADRs.

WARRANTS OR RIGHTS

         Warrants or rights may be acquired by a Fund in connection with other securities or separately and provide the Fund with the right to purchase at a later date other securities of the issuer. Warrants are securities permitting, but not obligating, their holder to subscribe for other securities or commodities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

LENDING OF PORTFOLIO SECURITIES


         For the purpose of realizing additional income, each Fund may make secured loans of its portfolio securities amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans continuously be secured by collateral at least equal at all times to the value of the securities lent, plus any accrued interest, "marked to market" on a daily basis. While a loan is outstanding, the borrower must maintain with the Fund's custodian collateral consisting of cash, U.S. government securities or certain letters of credit equal to at least the value of the borrowed securities, plus any accrued interest or such other collateral as permitted by the Fund's investment program and regulatory agencies, and as approved by the Board. The risks of lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially. The Funds may pay reasonable administrative and custodial fees in connection with the loans of their securities. While the securities loans are outstanding, the Funds will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. Each Fund will have a right to call each loan at any time and obtain the securities within the stated settlement period. The Funds will not have the right to vote equity securities while they are being lent, but may call in a loan in anticipation of any important vote. Loans only will be made to firms deemed by AIM and/or the Sub-advisors to be of good standing and will not be made unless, in the judgment of AIM and/or the Sub-advisors, the consideration to be earned from such loans would justify the risk.


COMMERCIAL BANK OBLIGATIONS

         For the purposes of each Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Funds to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although a Fund typically will acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase of $1 billion or more, this $1 billion figure is not an investment policy or restriction of any Fund. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

PRIVATIZATIONS

         The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). AIM and/or the Sub-advisors believe that privatizations may offer opportunities for significant capital appreciation and intends to invest in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities to participate in privatizations may be limited by local law, or the terms on which a Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.

REPURCHASE AGREEMENTS


         A repurchase agreement is a transaction in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Fund if the other party to the repurchase agreement becomes bankrupt, the Funds intend to enter into repurchase agreements only with banks and dealers believed by AIM and/or the Sub-advisors to present minimal credit risks in accordance with guidelines approved by the Board. AIM and/or the Sub-advisors reviews and monitors the creditworthiness of such institutions under the Board's general supervision.


         A Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Fund's ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, each Fund intends to comply with provisions under the U.S. Bankruptcy Code that would allow it immediately to resell the collateral. A Fund will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would be invested in such repurchase agreements and other illiquid investments.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS

         Each Fund's borrowings will not exceed 331/3% of its total assets, i.e., each Fund's total assets will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of a Fund's portfolio holdings or other factors cause the ratio of the Fund's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event the Fund may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. Each Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Each Fund may not make additional investments if borrowings exceed 5% of its total assets. A Fund may borrow in connection with meeting requests for the redemption of a Fund's shares. Any borrowing by a Fund may cause greater fluctuation in the value of its shares than would be the case if the Fund did not borrow.


         Each Fund's fundamental investment limitations permit the Fund to borrow money for leveraging purposes. Each Fund, however, currently is prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by the Board. If a Fund employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in a Fund's net asset value. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, a Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, a Fund's earnings or net asset value would decline faster than would otherwise be the case.


         Each Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/dealer in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. Each Fund also may engage in "roll" borrowing transactions which involve its sale of Government National Mortgage Association certificates or other securities together with a commitment (for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date. A Fund will segregate with a custodian liquid assets in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks. A Fund may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemption of a Fund's shares.

WHEN-ISSUED OR FORWARD COMMITMENT SECURITIES

         A Fund may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which generally is expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but a Fund will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to a Fund. If a Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time a Fund enters into a transaction on a when-issued or forward commitment basis, it will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities with its custodian and will mark to market daily such assets. There is a risk that the securities may not be delivered and that a Fund may incur a loss.

TEMPORARY DEFENSIVE STRATEGIES

         In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, each of the Funds may temporarily hold all or a portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units), money market instruments, or high-quality debt securities. Each of the Funds may also invest up to 25% of its total assets in Affiliated Money Market Funds for these purposes.

         Money market instruments in which the Funds may invest include the following: government securities; high grade commercial paper; bank certificates of deposit; bankers' acceptances; and repurchase agreements related to any of the foregoing. High grade commercial paper refers to commercial paper rated P-1 by Moody's or A-1 by S&P, at the time of investment or, if unrated, deemed by the Sub-advisors to be of comparable quality.


                    OPTIONS, FUTURES AND CURRENCY STRATEGIES

SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES

         The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.

                  (1) Successful use of most of these instruments depends upon AIM and/or the Sub-advisors' ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While AIM and/or the Sub-advisors are experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.

                  (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.

                  (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because AIM and/or the Sub-advisors projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.

                  (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time.

                  (5) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

WRITING CALL OPTIONS

         A Fund may write (sell) call options on securities, indices and currencies. Call options generally will be written on securities and currencies that, in the opinion of AIM and/or the Sub-advisors, are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Fund.

         A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

         Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Fund's investment objectives. When writing a call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, a Fund has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that a Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. The Fund does not consider a security or currency covered by a call option to be "pledged" as that term is used in the Fund's policy that limits the pledging or mortgaging of its assets.

         Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the security or currency at less than its market value.

         The premium that a Fund receives for writing a call option is deemed to constitute the market value of an option. The premium a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment and the length of the option period. In determining whether a particular call option should be written, AIM and/or the Sub-advisors will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.

         Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security or currency with either a different exercise price or expiration date or both.

         The Funds will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity normally are higher than those applicable to purchases and sales of portfolio securities.

         The exercise price of the options may be below, equal to or above the current market values of the underlying securities, indices or currencies at the time the options are written. From time to time, a Fund may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

         A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

WRITING PUT OPTIONS

         The Funds may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

         A Fund generally would write put options in circumstances where AIM and/or the Sub-advisors wishes to purchase the underlying security or currency for the Fund's portfolio at a price lower than the current market price of the security or currency. In such event, the Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund also would receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price, less the premium received.

         Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund will be obligated to purchase the security or currency at greater than its market value.

PURCHASING PUT OPTIONS

         Each Fund may purchase put options on securities, indices and currencies. As the holder of a put option, a Fund would have the right to sell the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund may enter into closing sale transactions with respect to such option, exercise such option or permit such option to expire.

         A Fund may purchase a put option on an underlying security or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency eventually is sold.

         A Fund also may purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, a Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS

         Each Fund may purchase call options on securities, indices and currencies. As the holder of a call option, a Fund would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund may enter into closing sale transactions with respect to such option, exercise such option or permit such option to expire.

         Call options may be purchased by a Fund for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique also may be useful to the Funds in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. As long as it holds such a call option, rather than the underlying security or currency itself, a Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

         Each Fund also may purchase call options on underlying securities or currencies it owns to avoid realizing losses that would result in a reduction of its current return. For example, where a Fund has written a call option on an underlying security or currency having a current market value below the price at which it purchased the security or currency, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security or currency. Accordingly, the Fund could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Fund's delivery obligations under its written call (if it is exercised). This strategy could allow the Fund to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Fund would have to pay a premium to purchase the call option plus transaction costs.

         Aggregate premiums paid for put and call options will not exceed 5% of such Fund's total assets at the time of purchase.

         Each Fund may attempt to accomplish objectives similar to those involved in using Forward Contracts by purchasing put or call options on currencies. A put option gives a Fund as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on

(European style) the expiration date of the option. A call option gives a Fund as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. A Fund might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the Fund anticipates purchasing securities.

         Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless AIM and/or the Sub-advisors believe that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

         The staff of the SEC considers purchased OTC options to be illiquid securities. A Fund may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

         A Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Fund intends to purchase or write only those exchange-listed options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party or by a transaction in the secondary market if any such market exists. Although a Fund will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS

         Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such calls as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

         The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

         Even if a Fund could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

         If a Fund purchases an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES CONTRACTS

         A Fund may enter into interest rate, currency or stock index futures contracts ("Futures" or "Futures Contracts") as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock price levels in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund. The Funds' hedging may include sales of Futures as an offset against the effect of expected increases in interest rates, or decreases in currency exchange rates and stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, or increases in currency exchange rates or stock prices.

         The Funds only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

         Although techniques other than sales and purchases of Futures Contracts could be used to reduce the Funds' exposure to interest rate and currency exchange rate fluctuations, the Funds may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

         A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

         Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs also must be included in these calculations. There can be no assurance, however, that the Funds will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

         As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September deutschmarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (i.e., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September deutschmarks on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

         The Funds' Futures transactions will be entered into for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that a Fund owns, or Futures Contracts will be purchased to protect a Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

         "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

         Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

         Risks of Using Futures Contracts. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest and currency rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

         There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in the Fund's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

         Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

         Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and option on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices occasionally have moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

         If a Fund were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

         Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS

         Options on Futures Contracts are similar to options on securities or currencies, except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

         The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

         If a Fund writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

         A Fund may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES


         To the extent that a Fund enters into Futures Contracts, options on Futures Contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the total assets of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, i.e., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Board without a shareholder vote. This limitation does not limit the percentage of a Fund's assets at risk to 5%.


FORWARD CONTRACTS

         A Forward Contract is an obligation, generally arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund may either accept or make delivery of the currency at the maturity of the Forward Contract. A Fund may also, if its contra party agrees, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

         A Fund engages in forward currency transactions in anticipation of or to protect itself against fluctuations in exchange rates. A Fund might sell a particular foreign currency forward, for example, when it holds bonds denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, a Fund might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, a Fund might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.


         Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Each Fund will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with guidelines approved by the Board.


         Each Fund may enter into Forward Contracts either with respect to specific transactions or with respect to the overall investments of the Fund. The precise matching of the Forward Contract amounts and the value of specific securities generally will not be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be predicted accurately, causing a Fund to sustain losses on these contracts and transaction costs.

         At or before the maturity of a Forward Contract requiring a Fund to sell a currency, the Fund either may sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract, if its contra party agrees, entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

         The cost to a Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts usually are entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contracts limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

FOREIGN CURRENCY STRATEGIES--SPECIAL CONSIDERATIONS

         A Fund may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated. Such currency hedges can protect against price movements in a security that a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

         A Fund might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Fund may hedge against price movements in that currency by entering into a contract on another currency or basket or currencies, the values of which AIM and/or the Sub-advisors believe will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

         The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, a Fund could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

         There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

         Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

COVER

         Transactions using Forward Contracts, Futures Contracts and options (other than options purchased by a Fund) expose the Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.

         Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.


                                  RISK FACTORS

CONCENTRATION

         Mid Cap Fund, Euroland Fund, and Japan Fund invest a significant portion of their assets in a particular region of the world. As a result, each Fund may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.

ILLIQUID SECURITIES

         A Fund may invest up to 15% of its net assets in illiquid securities. Securities may be considered illiquid if a Fund cannot reasonably expect within seven days to sell the securities for approximately the amount at which the Fund values such securities. See "Investment Limitations" herein. The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in the OTC markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.

         Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

         Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

         Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted

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

securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. ("NASD"). An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at favorable prices.


         With respect to liquidity determinations generally, the Board has the ultimate responsibility for determining whether specific securities, including restricted securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to AIM and/or the Sub-advisors in accordance with procedures approved by the Board. AIM and/or the Sub-advisors take into account a number of factors in reaching liquidity decisions, including: (i) the frequency of trading in the security;
(ii) the number of dealers who make quotes for the security; (iii) the number of dealers who have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited, and the mechanics of transfer). AIM and/or the Sub-advisors monitor the liquidity of securities in each Fund's portfolio and periodically reports such determinations to the Board. If the liquidity percentage restriction of a Fund is satisfied at the time of investment, a later increase in the percentage of illiquid securities held by the Fund resulting from a change in market value or assets will not constitute a violation of that restriction. If as a result of a change in market value or assets, the percentage of illiquid securities held by the Fund increases above the applicable limit, AIM and/or the Sub-advisors will take appropriate steps to bring the aggregate amount of illiquid assets back within the prescribed limitations as soon as reasonably practicable, taking into account the effect of any disposition on the Fund.


FOREIGN SECURITIES

         Political, Social and Economic Risks. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization, confiscatory taxation, or other confiscation by any country, a Fund could lose its entire investment in any such country. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.

         Religious, Political and Ethnic Instability. Certain countries in which a Fund may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Fund's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which a Fund invests and adversely affect the value of its assets.

         Foreign Investment Restrictions. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as a Fund. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of the Fund. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or may limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental



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approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments. Additionally, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing.

         Non-Uniform Corporate Disclosure Standards and Governmental Regulation. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the foreign securities held by a Fund (other than the Mid Cap Fund) will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by a Fund than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, AIM and/or the Sub-advisors will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.

         Currency Fluctuations. Because each Fund, other than the Mid Cap Fund, under normal circumstances will invest a substantial portion of its total assets in the securities of foreign issuers that are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for a significant part of the Fund's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of a Fund's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of the Fund. Moreover, if the value of the foreign currencies in which a Fund receives its income declines relative to the U.S. dollar between the receipt of the income and the making of Fund distributions, it may be required to liquidate securities in order to make distributions if it has insufficient cash in U.S. dollars to meet distribution requirements. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. The exchange rates between the U.S. dollar and other currencies are determined by supply and demand in the currency exchange markets, the international balance of payments, governmental intervention, speculation and other economic and political conditions.

         The rate of exchange between the U.S. dollar and other currencies is determined by several factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates and the pace of business activity in the other countries and the United States, and other economic and financial conditions affecting the world economy.

         Although each Fund values its assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. Each Fund will do so, from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to sell that currency to the dealer.

         Adverse Market Characteristics. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the United States, and foreign securities exchange transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities exchange transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to a Fund due to subsequent declines in value of the portfolio security or, if a Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. AIM and/or the Sub-advisors will consider such difficulties when determining the allocation of each Fund's assets, although AIM and/or the Sub-advisors do not believe that such difficulties will have a material adverse effect on the Funds' portfolio trading activities.

         The Funds may use foreign custodians, which may involve risks in addition to those related to the use of U.S. custodians. Such risks include uncertainties relating to: (i) determining and monitoring the financial strength, reputation and standing of the foreign custodian; (ii) maintaining appropriate safeguards to protect the Funds' investments and (iii) obtaining and enforcing judgments against such custodians.


         The risk also exists that an emergency situation may arise in one or more foreign markets as a result of which trading of securities may cease or may be substantially curtailed and prices for a Fund's portfolio securities in such markets may not be readily available. Section 22(e) of the 1940 Act permits a registered investment company to suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly, when a Fund believes that appropriate circumstances warrant, it will promptly apply to the SEC for a determination that an emergency exists within the meaning of
Section 22(e). During the period commencing from a Fund's identification of such conditions until the date of SEC action, the portfolio securities of the Fund in the affected markets will be valued at fair value as determined in good faith by or under the direction of the Board.


         Withholding Taxes. A Fund's net investment income from foreign issuers may be subject to non-U.S. withholding taxes by the foreign issuer's country, thereby reducing the Fund's net investment income or delaying the receipt of income where those taxes may be recaptured. See "Taxes" herein.

         Special Considerations Affecting Western European Countries. The countries that are members of the European Economic Community ("Common Market") (Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, Spain, Sweden and the United Kingdom) eliminated certain import tariffs and quotas and other trade barriers with respect to one another over the past several years. AIM and/or the Sub-advisors believe that this deregulation should improve the prospects for economic growth in many Western European countries. Among other things, the deregulation could enable companies domiciled in one country to avail themselves of lower labor costs existing in other countries. In addition, this deregulation could benefit companies domiciled in one country by opening additional markets for their goods and services in other countries. Since, however, it is not clear what the exact form of these Common Market reforms will be or what their effect will be on business in Western Europe, it is impossible to predict the long-term impact of the implementation of these programs on the securities owned by a Fund.

         Special Considerations Affecting Russia and Eastern European Countries. Investing in Russia and Eastern European countries involves a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets and should be considered highly speculative. Such risks include: (1) delays in settling portfolio transactions and risk of loss arising out of the system of share registration and custody; (2) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgment; (3) pervasiveness of corruption and crime in the economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments; (5) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation) and high unemployment; (6) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends and on a Fund's ability to exchange local currencies for U.S. dollars; (7) political instability and social unrest and violence; (8) the risk that the governments of Russia and Eastern European countries may decide not to continue to support the economic reform programs implemented recently and may


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

follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed when such countries had a communist form of government; (9) the financial condition of companies in these countries, including large amounts of inter-company debt that may create a payments crisis on a national scale; (10) dependency on exports and the corresponding importance of international trade; (11) the risk that the tax system in these countries will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (12) the underdeveloped nature of the securities markets.

         Special Considerations Affecting Pacific Region Countries. Many Pacific region countries may be subject to a greater degree of social, political and economic instability than is the case in the United States. Such instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision making, and changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and
(v) ethnic, religious and racial disaffection. Such social, political and economic instability could significantly disrupt the principal financial markets in which a Fund invests and adversely affect the value of a Fund's assets. In addition, there may be the possibility of asset expropriations or future confiscatory levels of taxation affecting the Funds.

         In China, India, Indonesia, Malaysia, the Philippines, Singapore, South Korea and Thailand, government regulation or a company's charter may limit the maximum foreign aggregate ownership of equity in the company. South Korea generally prohibits foreign investment in won-denominated debt securities, and Sri Lanka prohibits foreign investment in government debt securities. South Korea prohibits foreign investment in specified telecommunications companies, and the Philippines prohibits foreign investment in mass media companies and companies providing certain professional services. In the Philippines, a Fund may generally invest in "B" shares of Philippine issuers engaged in partly nationalized business activities, the market prices, liquidity and rights of which may vary from shares owned by nationals. Similarly, in China, a Fund may only invest in "B" shares of securities traded on The Shanghai Securities Exchange and The Shenzhen Stock Exchange, currently the two officially recognized securities exchanges in China. "B" shares traded on The Shanghai Securities Exchange are settled in U.S. dollars, and those traded on The Shenzhen Stock Exchange are generally settled in Hong Kong dollars. Certain countries, such as India, face serious exchange constraints.

         If, because of restrictions on repatriation or conversion of funds, a Fund were unable to timely distribute substantially all of its net investment income and net capital gains, the Fund could be subject to federal income and excise taxes that would not otherwise be incurred and could cease to qualify for the favorable tax treatment afforded to regulated investment companies ("RICs") under the Internal Revenue Code of 1986, as amended (the "Code"). In such case, it would become subject to federal income tax on all of its income and net gains.

         Several Pacific region countries have or in the past have had hostile relationships with neighboring nations or have experienced internal insurgency. Thailand has experienced border conflicts with Laos and Cambodia, and India is engaged in border disputes with several of its neighbors, including China and Pakistan. An uneasy truce exists between North Korea and South Korea, and the recurrence of hostilities remains possible. Reunification of North Korea and South Korea could have a detrimental effect on the economy of South Korea. Also, China continues to claim sovereignty over Taiwan and recently has conducted military maneuvers near Taiwan.

         The economies of most Pacific region countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally the United States, Japan, China and the European Community. The enactment by the United States or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of Pacific region countries. In addition, the economies of some of the Asia Pacific region countries, Australia and Indonesia, for example, are vulnerable to weakness in world prices for their commodity exports, including crude oil.

         Few of the Pacific region countries have Western-style or fully democratic governments. Some governments in the region are authoritarian in nature and influenced by security forces. For example, during the course of the last 25 years, governments in the region have been installed or removed as a result of military coups, while others have periodically demonstrated repressive police state characteristics. In several Pacific region countries, the leadership ability of the government has suffered as a result of recent corruption scandals. Disparities of wealth, among other factors, have also led to social unrest in some of the Asia Pacific region countries, accompanied, in certain cases, by violence and labor unrest. Ethnic, religious and racial disaffection, as evidenced in India, Pakistan, and Sri Lanka, for example, have created social, economic and political problems. Such problems also have occurred in other regions.

         Starting in mid-1997, some Pacific region countries began to experience currency devaluations that resulted in high interest rate levels and sharp reductions in economic activity. While the currency crisis diminished prospects for short-term corporate earnings growth, AIM and/or the Sub-advisors believe that high interest rate levels may force governments and corporations to restructure the financial sector in a manner that may facilitate a return to high levels of long-term economic activity.

         China assumed sovereignty over Hong Kong in July 1997. Although China has committed by treaty to preserve the economic and social freedoms enjoyed in Hong Kong for fifty years, the continuation of the current form of the economic system in Hong Kong will depend on the actions of the government of China. In addition, such assumption of sovereignty has increased sensitivity in Hong Kong to political developments and statements by public figures in China. Business confidence in Hong Kong, therefore, can be significantly affected by such developments and statements, which in turn can affect markets and business performance. Investments in Hong Kong may be subject to expropriation, nationalization or confiscation, in which case a Fund could lose its entire investment in Hong Kong.

         In addition, there is continuing risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in the Hong Kong markets and dollar. However, factors exist that are likely to mitigate this risk. First, China has stated its intention to implement a "one country, two systems" policy, which would preserve monetary sovereignty and leave control in the hands of the Hong Kong Monetary Authority ("HKMA").

         Second, fixed rate parity with the U.S. dollar is seen as critical to maintaining investors' confidence in the transition to Chinese rule and, therefore, it is anticipated that, if international investors lose confidence in Hong Kong dollar assets, the HKMA would take steps to support the currency, though the taking of such steps cannot be assured. Third, Hong Kong's and China's sizable combined foreign exchange reserve may be used to support the value of the Hong Kong dollar, provided that China does not appropriate such reserves for other uses, which is not anticipated but cannot be assured. Finally, China would be likely to experience significant adverse political and economic consequences if confidence in the Hong Kong dollar and the territory assets were to be endangered.

         Special Considerations Affecting Japan. Japan's economic growth has declined significantly since 1990. The general government position has deteriorated as the result of weakening economic growth and stimulative measures taken to support economic activity and to restore financial stability. Although the decline in interest rates and fiscal stimulation packages have helped to contain recessionary forces, uncertainties remain. Japan is also heavily dependent upon international trade, so its economy is especially sensitive to trade barriers and disputes.

         The common stocks of many Japanese companies trade at high price-earnings ratios, which may be attributable in part to inefficiencies associated with Japanese corporate operations. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially the United States. In general, however, reported net income in Japan is understated relative to U.S. accounting standards and this is one reason why price-earnings ratios of the stocks of Japanese companies have tended historically to be higher than those for U.S. stocks. In addition, Japanese companies have tended to have higher growth rates than U.S. companies, and Japanese interest rates have generally been lower than in the United States, both of which factors tend to result in lower discount rates and higher price-earnings ratios in Japan than in the United States.

         The Japanese securities markets are less regulated than those in the United States. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are also not always equally enforced.

         In addition, Japan's banking industry is undergoing problems related to bad loans and declining values in real estate.

         Special Considerations Affecting Emerging Markets. Because of the special risks associated with investing in emerging markets, an investment in a Fund should be considered speculative. Investors are strongly advised to consider carefully the special risks involved in emerging markets, which are in addition to the usual risks of investing in developed foreign markets around the world. Investing in the securities of companies in emerging markets may entail special risks relating to potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country.

         Economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be affected adversely by economic conditions in the countries in which they trade. There also may be a lower level of monitoring and regulation of emerging securities markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

         Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading value in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. In addition, securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, a lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of permanent or temporary termination of trading.

         Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging markets there may be share registration and delivery delays or failures.

         Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

DEBT SECURITIES

         The value of debt securities held by a Fund will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and interest rates. Each Fund is permitted to purchase investment grade debt securities. In selecting debt securities for investment, AIM and/or the Sub-advisors review and monitor the creditworthiness of each issuer and issue and analyze interest rate trends and specific developments that may affect individual issuers, in addition to relying on ratings assigned by S&P, Moody's or another NRSRO as indicators of quality. Debt securities rated Baa by Moody's or BBB by S&P are investment grade, although Moody's considers securities rated Baa to have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity for such securities to make principal and interest payments than is the case for higher grade debt securities. Each Fund is also permitted to purchase debt securities that are not rated by S&P, Moody's or another NRSRO, but that AIM and/or the Sub-advisors determine to be of comparable quality to that of rated securities in which the Fund may invest. Such securities are included in the computation of any percentage limitations applicable to the comparable rated securities.

         Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after a Fund has acquired the security. AIM and/or the Sub-advisors will consider such an event in determining whether a Fund should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. Also, NRSROs may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. For a description of Moody's and S&P ratings, see "Appendix" herein.

EQUITY SECURITIES

         Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied.


                             INVESTMENT LIMITATIONS

         Each Fund has adopted the following investment limitations as fundamental policies that may not be changed without approval by the affirmative vote of a majority of the outstanding shares of the Fund. No Fund may:

                  (1) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

                  (2) Purchase or sell physical commodities, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

                  (3) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 331/3% of the Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes;

                  (4) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

                  (5) Purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to securities issued by other investment companies;

                  (6) Engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities; or

                  (7) Purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

         For purposes of the concentration policy contained in limitation (7) above, each Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organization are considered to be securities of issuers in the same industry.


         The following investment limitations of each Fund are not fundamental policies and may be changed by vote of the Board without shareholder approval. Each Fund may not:


                  (1) Invest more than 15% of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days;

                  (2) Borrow money except for temporary or emergency purposes (not for leveraging) in excess of 33 1/3% of the value of the Fund's total assets;

                  (3) Enter into a futures contract, an option on a futures contract or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of these positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into;

                  (4) Purchase securities on margin, provided that the Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

                  (5) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.


         If a percentage restriction on investment or utilization of assets in an investment policy or limitation is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of a Fund's investment policies or restrictions. The percentage limitations applicable to borrowings and reverse repurchase agreements will be applied in accordance with applicable provisions of the 1940 Act and the rules and regulations promulgated thereunder which specifically limit each Fund's borrowing abilities. A Fund may exchange securities, exercise conversion or subscription rights, warrants, or other rights to purchase common stock or other equity securities and may hold, except to the extent limited by the 1940 Act, any such securities so acquired without regard to the Fund's investment policies and restrictions. The original cost of the securities so acquired will be included in any subsequent determination of a Fund's compliance with the investment percentage limitations referred to above and in the Prospectus.

         Investors should refer to each Fund's prospectus for further information with respect to that particular Fund's investment objective, which may not be changed without the approval of its shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.

ALLOCATION OF INITIAL PUBLIC OFFERING ("IPO") SECURITIES TRANSACTIONS (MID CAP FUND ONLY)


         From time to time, certain of the AIM Funds or other accounts managed by AIM may become interested in participating in security distributions that are available in an IPO, and occasions may arise when purchases of such securities by one AIM Fund or accounts may also be considered for purchase by one or more other AIM Funds or accounts. In such cases, it shall be AIM's practice to specifically combine or otherwise bunch indications of interest for IPO securities for all AIM Funds and accounts participating in purchase transactions for that security, and to allocate such transactions in accordance with the following procedures:



         AIM will determine the eligibility of each AIM Fund and account that seeks to participate in a particular IPO by reviewing a number of factors, including suitability of the investment with the AIM Fund's or account's investment objective, policies and strategies, the liquidity of the AIM Fund or account if such investment is purchased, and whether the portfolio manager intends to hold the security as a long-term investment. The allocation of limited supply securities issued in IPOs will be made to eligible AIM Funds and accounts in a manner designed to be fair and equitable for the eligible AIM Funds and accounts, and so that there is equal allocation of IPOs over the longer term. Where multiple funds or accounts are eligible, rotational participation may occur, based on the extent to which an AIM Fund or account has participated in previous IPOs as well as the size of the AIM Fund or account. Each eligible AIM Fund and account with an asset level of less than $500 million will be placed in one of three tiers, depending upon each AIM Fund's or account's asset level. The AIM Funds and accounts in the tier containing funds and accounts with the smallest asset levels will participate first, each receiving a 40 basis point allocation (rounded to the nearest share round lot that approximates 40 basis points) (the "Allocation"), based on that AIM Fund's or account's net assets. This process continues until all of the AIM Funds and accounts in the three tiers receive their Allocations, or until the shares are all allocated. Should securities remain after this process, eligible AIM Funds and accounts will receive their Allocations on a straight pro rata basis. For the tier of AIM Funds and accounts not receiving a full Allocation, the Allocation may be made only to certain AIM Funds or accounts so that each may receive close to or exactly 40 basis points.



         When any AIM Funds and/or accounts with substantially identical investment objectives and policies participate in syndicates, they will do so in amounts that are substantially proportionate to each other. In these cases, the net assets of the largest AIM Funds or accounts will be used to determine in which tier, as described in the paragraph above, such group of AIM Funds or accounts will be placed. If no AIM Fund is participating, then the net assets of the largest account will be used to determine tier placement. The price per share of securities purchased in such syndicate transactions will be the same for each AIM Fund and account.


                       EXECUTION OF PORTFOLIO TRANSACTIONS


         Subject to policies established by the Board, AIM and/or the Sub-advisors are responsible for the execution of the Funds' portfolio transactions and the selection of brokers/dealers who execute such transactions on behalf of the Funds. In executing transactions, AIM and/or the Sub-advisors seek the best net results for each Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although AIM and/or the Sub-advisors generally seek reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Funds may engage in soft dollar arrangements for research services, as described below, the Funds have no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.

         Consistent with the interests of the Funds, AIM and/or the Sub-advisors may select brokers to execute the Funds' portfolio transactions on the basis of the research services they provide to AIM and/or the Sub-advisors for its use in managing the Funds and its other advisory accounts. Such services may include furnishing analysis, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Broker/dealers may communicate such information electronically, orally, in written form or on computer software. Research and brokerage services received from such broker are in addition to, and not in lieu of, the services required to be performed by AIM and/or the Sub-advisors under the applicable investment management and administration contract. A commission paid to such broker may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that AIM and/or the Sub-advisors determine in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of AIM and/or the Sub-advisors to the Funds and its other clients and that the total commissions paid by each Fund will be reasonable in relation to the benefits received by the Funds over the long term. Research services may also be received from dealers who execute Fund transactions in OTC markets.

         AIM and/or the Sub-advisors may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Fund toward payment of its expenses, such as transfer agent and custodian fees.

         Investment decisions for each Fund and for other investment accounts managed by AIM and/or the Sub-advisors are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including one or more Funds. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Fund is concerned, in other cases AIM and/or the Sub-advisors believe that coordination and the ability to participate in volume transactions will be beneficial to the Funds.


         Under a policy adopted by the Board, and subject to the policy of obtaining the best net results, AIM and/or the Sub-advisors may consider a broker/dealer's sale of the shares of the Funds and the other funds for which AIM or the Sub-advisors serves as investment manager and/or administrator in selecting broker/dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Funds and such other funds.


         Each Fund contemplates purchasing most foreign equity securities in OTC markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on U.S. transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

         Foreign equity securities may be held by a Fund in the form of ADRs, ADSs, EDRs, GDRs, CDRs or securities convertible into foreign equity securities. ADRs, ADSs, EDRs, GDRs and CDRs may be listed on stock exchanges, or traded in the OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which the Funds may invest are generally traded in the OTC markets.


         Each Fund contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are affiliated with AIM or any of the Sub-advisors. The Board has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.

         The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of a Fund, provided the conditions of an exemptive order received by the Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to another AIM Fund provided the Funds follow procedures adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.


         For the fiscal years ended December 31, 2000 and 1999, no payments were made to affiliated brokers.


         Aggregate brokerage commissions paid by the Funds for their three most recent fiscal years were:


FUND                                          2000                     1999                  1998
----                                       ---------               -----------           -----------

Euroland Fund                              $ 772,339               $ 1,630,504           $ 1,989,166
Japan Fund                                   471,904                   357,340               235,325
Mid Cap Fund                                 704,102                   623,671             1,528,607


PORTFOLIO TRADING AND TURNOVER


         Although the Funds generally do not intend to trade for short-term profits, the securities held by a Fund will be sold whenever AIM and/or the Sub-advisors believe it is appropriate to do so, without regard to the length of time a particular security may have been held. Portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by each Fund's average month-end portfolio sales, excluding short-term investments. The portfolio turnover rate will not be a limiting factor when AIM and/or the Sub-advisors deem portfolio changes appropriate. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that a Fund will bear directly and may result in the realization of net capital gains that are taxable when distributed to the Fund's shareholders. The portfolio turnover rates for the fiscal years ended December 31, 2000 and 1999 were as follows:



FUND                                                    2000             1999
----                                                    ----             ----
Euroland Fund                                            35%              71%
Japan Fund                                               62%              43%
Mid Cap Fund                                             72%              90%



         Prior to September 1, 1999, Euroland Fund's name was AIM Europe Growth Fund. When it was renamed AIM Euroland Growth Fund, it was refocused to primarily large cap and European Economic and Monetary Union investments. Changing the Fund's focus caused high portfolio turnover in 1999.


                                   MANAGEMENT


         The Board has overall responsibility for the operation of the Funds. The Board has approved all significant agreements between the Trust and persons or companies furnishing services to the Funds including the investment management and administration agreement with AIM, the investment sub-advisory agreement between AIM and the Sub-advisors, the agreements with AIM Distributors regarding distribution of the Funds' shares, the custody agreement and the transfer agency agreement. The day-to-day operations of the Funds are delegated to the officers of the Trust, subject always to the investment objectives and policies of the Funds and to the general supervision of the Board. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc., the parent corporation of AIM.


TRUSTEES AND EXECUTIVE OFFICERS

         The Trust's Trustees and Executive Officers are listed below. Unless otherwise indicated, the address of each Executive Officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.

                                          POSITIONS
                                          HELD WITH                 PRINCIPAL OCCUPATION
NAME, ADDRESS AND AGE                    REGISTRANT                 DURING PAST 5 YEARS
---------------------                    ----------         -----------------------------------------------
*ROBERT H. GRAHAM (54)                   Trustee,           Director, President and Chief Executive Officer,
                                         Chairman and       A I M Management Group Inc.; Director and
                                         President          President, A I M Advisors, Inc.; Director and
                                                            Senior Vice President, A I M Capital Management,
                                                            Inc., A I M Distributors, Inc., A I M Fund
                                                            Services, Inc. and Fund Management Company; and
                                                            Director and Vice Chairman, AMVESCAP PLC.

C. DEREK ANDERSON (60)                    Trustee           Senior Managing Partner, Plantagenet Capital
456 Montgomery Street                                       Management, LLC (an investment partnership);
Suite 200                                                   Chief Executive Officer, Plantagenet Holdings,
San Francisco, CA 94104                                     Ltd. (an investment banking firm); Director,
                                                            Premium Wear, Inc. (formerly Munsingwear, Inc.)
                                                            (a casual apparel company), "R" Homes, Inc. and
                                                            various other privately owned companies.

FRANK S. BAYLEY (61)                     Trustee            Partner, law firm of Baker & McKenzie; Director
Two Embarcadero Center                                      and Chairman, Stimson Marina Inc., a subsidiary
Suite 2400                                                  of C.D. Stimson Company (a private investment
San Francisco, CA 94111                                     company); and Trustee, The Badgley Funds.


RUTH H. QUIGLEY (66)                     Trustee            Private investor; and President, Quigley
1055 California Street                                      Friedlander & Co., Inc. (a financial advisory
San Francisco, CA 94108                                     services firm) from 1984 to 1986.

MELVILLE B. COX (57)                     Vice President     Vice President and Chief Compliance Officer,
                                                            A I M Advisors, Inc., A I M Capital Management,
                                                            Inc., A I M Distributors, Inc., A I M Fund
                                                            Services, Inc. and Fund Management Company.

GARY T. CRUM (53)                        Vice President     Director and President, A I M Capital
                                                            Management, Inc.; Director and Executive Vice
                                                            President, A I M Management Group Inc.; Director
                                                            and Senior Vice President, A I M Advisors, Inc.;
                                                            and Director, A I M Distributors, Inc. and
                                                            AMVESCAP PLC.


--------
* A trustee who is an "interested person" of the Trust and A I M Advisors, Inc. as defined in the 1940 Act.

                                          POSITIONS
                                          HELD WITH                 PRINCIPAL OCCUPATION
NAME, ADDRESS AND AGE                    REGISTRANT                 DURING PAST 5 YEARS
---------------------                    ----------         -----------------------------------------------
CAROL F. RELIHAN (46)                    Vice President     Director, Senior Vice President, General Counsel
                                         and Secretary      and Secretary, A I M Advisors, Inc.; Senior Vice
                                                            President, General Counsel and Secretary, A I M
                                                            Management Group Inc.; Director, Vice President
                                                            and General Counsel, Fund Management Company;
                                                            Vice President and General Counsel, A I M Fund
                                                            Services, Inc.; and Vice President, A I M
                                                            Capital Management, Inc. and A I M Distributors,
                                                            Inc.

DANA R. SUTTON (42)                      Vice President     Vice President and Fund Controller, A I M
                                         and Treasurer      Advisors, Inc.; and Assistant Vice President and
                                                            Assistant Treasurer, Fund Management Company.


         The Board of Trustees has a Nominating and Audit Committee, comprised of Miss Quigley (Chairman) and Messrs. Anderson and Bayley, which is responsible for nominating persons to serve as Trustees, reviewing audits of the Trust and the Funds and recommending firms to serve as independent auditors of the Trust. All of the Trust's Trustees also serve as trustees of some or all of the other investment companies managed, administered or advised by AIM. All of the Trust's Executive Officers hold similar offices with some or all of the other investment companies managed, administered or advised by AIM. Each Trustee who is not a director, officer or employee of AIM and/or the Sub-advisors or any affiliated company is paid an annual retainer component plus a per-meeting fee component, and reimbursed travel and other expenses incurred in connection with attendance at such meetings. Other Trustees and Officers receive no compensation or expense reimbursements from the Trust.


         For the fiscal year ended December 31, 2000, the Trust paid Mr. Anderson, Mr. Bayley, and Miss Quigley, who are not directors, officers or employees of AIM and/or the Sub-advisors or any affiliated company, total compensation of $31,880, $32,491 and $32,491, respectively, for their services as Trustees. For the year ended December 31, 2000, Mr. Anderson, Mr. Bayley, and Miss Quigley, who are not directors, officers or employees of AIM and/or the Sub-advisors or any other affiliated company, received total compensation of $103,000, $105,000 and $105,000, respectively, from the investment companies managed or administered by AIM and sub-advised or sub-administered by the Sub-advisors for which he or she serves as a Trustee. Fees and expenses disbursed to the Trustees contained no accrued or payable pension or retirement benefits.


INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES


         AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, was organized in 1976 and, together with its subsidiaries, manages or advises approximately 135 investment portfolios encompassing a broad range of investment objectives. INVESCO Asset Management Limited, 11 Devonshire Square, London, EC2M 4YR, England, has provided investment management and/or administrative services to pension funds, insurance funds, index funds, unit trusts, offshore funds and a variety of institutional accounts since 1967. INVESCO Asset Management (Japan) Limited, Imperial Tower, 1-1-1 Uchisaiwai-cho, Chiyoda-Ku, Tokyo, 100-0011, has provided investment management services since 1990. AIM, the Sub-advisors and their world-wide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world.

         AIM is a direct, wholly owned subsidiary of AIM Management Group Inc. ("AIM Management"), a holding company that has been engaged in the financial services business since 1976. AIM is also the sole shareholder of the Funds' principal underwriter, AIM Distributors.

         AIM Management, AIM and the Sub-Advisors are indirect wholly owned subsidiaries of AMVESCAP PLC, 11 Devonshire Square, London, EC2M 4YR, England. AMVESCAP PLC and its subsidiaries are an independent management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management" herein.

         In addition to the investment resources of their Houston and London offices, AIM and the Sub-advisors draw upon the expertise, personnel, data and systems of other offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, New York, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Funds and the Portfolio, the Sub-advisors employ a team approach, taking advantage of its investment resources around the world.


         AIM and the Trust have adopted a Code of Ethics which requires investment personnel and certain other employees (a) to pre-clear personal securities transactions subject to the Code of Ethics; (b) file reports regarding such transactions; (c) refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of an AIM Fund transaction involving the same security (subject to a de minimis exception), and (iii) transactions involving securities being considered for investment by an AIM Fund (subject to the de minimis exception); and (d) abide by certain other provisions of the Code of Ethics. The de minimis exception under the Code of Ethics covers situations where there is no material conflict of interest because of the large market capitalization of a security and the relatively small number of shares involved in a personal transaction. The Code of Ethics also generally prohibits AIM employees who are registered with the NASD from purchasing securities in initial public offerings. Personal trading reports are periodically reviewed by AIM, and the Board reviews quarterly and annual reports (which summarize any significant violations of the Code of Ethics). Sanctions for violating the Code of Ethics may include censure, monetary penalties, suspension or termination of employment.


         AIM serves as the investment manager and administrator to each Fund under an investment management and administration contract ("Management Contract") between the Trust and AIM. AIM became investment manager and administrator to the Funds effective June 1, 1998. Prior to that date, Chancellor LGT Asset Management, Inc. served as investment manager and administrator. As investment managers and administrators, AIM and/or the Sub-advisors make all investment decisions for each Fund and administer each Fund's affairs. Among other things, AIM and/or the Sub-advisors furnish the services and pay the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Trust and the Funds and provide suitable office space and necessary small office equipment and utilities.

         For these services, each Fund (other than Mid Cap Fund) pays AIM investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of 0.975% on the first $500 million, 0.95% on the next $500 million, 0.925% on the next $500 million and 0.90% on the amounts thereafter. Mid Cap Fund pays AIM investment management and administration fees, computed daily and paid monthly, based on its average daily net assets, at the annualized rate of 0.725% on the first $500 million, 0.70% on the next $500 million, 0.675% on the next $500 million and 0.65% on amounts thereafter. Out of the aggregate fees payable by Euroland Fund and Japan Fund, AIM pays each Sub-advisor, sub-advisory fees equal to 40% of the aggregate fees AIM receives from Euroland Fund and Japan Fund. The investment management and administration fees paid by the Funds are higher than those paid by most mutual funds. The Funds pay all expenses not assumed by AIM, the Sub-advisors, AIM Distributors or other agents. AIM has undertaken to limit expenses of each of Euroland Fund and Japan Fund (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 2.00%, 2.65% and 2.65% of the average daily net assets of each Fund's Class A, Class B and Class C shares, respectively, and has undertaken to limit expenses of Mid Cap Fund to the annual rate of 1.75%, 2.40% and 2.40% of the average daily net assets of Class A, Class B and Class C shares, respectively, until June 30, 2000.

         AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Tables in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.


         For the fiscal years ended December 31, 2000, 1999, and 1998, each Fund paid AIM and the prior manager and administrator the following investment management and administration fees net of any expense limitations (fee waivers):



FUND                                  2000              1999             1998
-------------                      ----------       -----------      -----------
Euroland Fund                      $5,329,787       $ 4,507,101      $ 5,643,072
Japan Fund                          1,928,148         1,356,654          740,164
Mid Cap Fund                        2,947,272         2,111,743        3,140,983


         INVESCO Japan serves as the sub-advisor to Japan Fund under a Sub-advisory Contract between AIM and INVESCO Japan ("Sub-Management Contract"). INVESCO AML serves as the sub-advisor to Euroland Fund under a Sub-advisory Contract between AIM and INVESCO AML ("Sub-Management Contract"). The Sub-Management Contracts together with the Management Contract may be referred to hereafter as the "Management Contracts." AIM pays each Sub-advisor sub-advisory fees, computed weekly and paid monthly, based on such Fund's average daily net assets, at the annualized rate of 0.39% of the first $500 million, 0.38% on the next $500 million, 0.37% on the next $500 million, and 0.36% on the amounts thereafter.


         For the fiscal years ended December 31, 2000, 1999 and 1998, AIM and the former investment manager and administrator paid the respective sub-advisors the following sub-advisory fees:



FUND                                    2000                1999              1998
-------------                       ----------          -----------       ----------
Euroland Fund                       $2,131,915          $ 1,802,840       $2,257,228
Japan Fund                             771,259              542,661          296,065


         The Management Contracts may be renewed for additional one-year terms with respect to each Fund, provided that any such renewal has been specifically approved at least annually by: (i) the Board of Trustees or the vote of a majority of the Fund's outstanding voting securities (as defined in the 1940
Act), and (ii) a majority of Trustees who are not parties to the Management Contracts or "interested persons" of any such party (as defined in the 1940
Act), cast in person at a meeting called for the specific purpose of voting on such approval. With respect to any Fund, either the Trust or each of AIM or the Sub-advisors may terminate the Management Contracts without penalty upon sixty days' written notice to the other party. The Management Contracts terminate automatically in the event of their assignment (as defined in the 1940 Act).


          Under a master accounting services agreement AIM serves as the Funds' pricing and accounting agent. For these services, the Funds pay AIM such fees as are determined in accordance with methodologies established, from time to time, by the Board.



          For the fiscal years ended December 31, 2000, 1999, and 1998, each Fund paid AIM and the former investment manager and administrator the following accounting services fees:



FUND                                 2000                1999             1998
-------------                     ---------           ----------       ----------
Euroland Fund                     $ 122,868           $  128,346       $  158,561
Japan Fund                           50,000               38,219           20,629
Mid Cap Fund                        101,673               86,264          118,894

         In placing securities for a Fund's portfolio transactions, AIM and/or the Sub-advisors seek to obtain the best net results. Consistent with its obligation to obtain the best net results, AIM and/or the Sub-advisors may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions may be executed through affiliates of AIM or the Sub-advisors.

EXPENSES OF THE FUNDS

         Each Fund pays all expenses not assumed by AIM, the Sub-advisors, AIM Distributors and other agents. These expenses include, in addition to the advisory and administrative, distribution, transfer agency, pricing and accounting agency and brokerage fees discussed above, legal and audit expenses, custodian fees, trustees' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and expenses of reports and prospectuses sent to existing investors. Certain of these expenses, such as custodial fees and brokerage fees, generally are higher for non-U.S. securities. The allocation of general Trust expenses, and expenses shared by the Funds with one another, are made on a basis deemed fair and equitable, which may be based on the relative net assets of the Funds or the nature of the services performed and relative applicability to each Fund. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, that are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of each Fund's, other than Mid Cap Fund, expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by each Fund generally are higher than the comparable expenses of such other funds.


                             THE DISTRIBUTION PLANS

THE CLASS A AND C PLAN


         The Trust has adopted a Master Distribution Plan, as amended, pursuant to Rule 12b-1 under the 1940 Act relating to the Class A and Class C shares of the Funds (the "Class A and C Plan"). The Class A and C Plan provides that the Class A shares pay 0.35% per annum of the average daily net assets attributable to Class A shares as compensation to AIM Distributors for the purpose of financing any activity which is primarily intended to result in the sale of Class A shares. Under the Class A and C Plan, Class C shares of each Fund pay compensation to AIM Distributors at an annual rate of 1.00% of the average daily net assets attributable to Class C shares. The Class A and C Plan is designed to compensate AIM Distributors, on a quarterly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A or Class C shares of a Fund. Payments can also be directed by AIM Distributors to selected institutions who have entered into service agreements with respect to Class A and Class C shares of each Fund and who provide continuing personal services to their customers who own Class A and Class C shares of the Funds. The service fees payable to selected institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such institution's customers' accounts which were purchased on or after a prescribed date set forth in the Plan. Activities appropriate for financing under the Class A Plan include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class A and C Plan.



         Of the aggregate amount payable under the Class A and C Plan, payments to dealers and other financial institutions including AIM Distributors, acting as principal, for providing continuing personal shareholder services to their customers who purchase and own shares of the Fund, in amounts of up to 0.25% of the average daily net assets of the Fund attributable to the customers of such dealers or financial institutions are characterized as a service fee, and payments to dealers and other financial institutions including AIM Distributors, acting as principal, in excess of such amount would be characterized as an asset-based sales charge pursuant to the Class A and C Plan. Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the NASD. The Class A and C Plan imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Trust with respect to a Fund. The Class A and C Plan does not obligate the Funds to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Class A and C Plan on behalf of the Funds. Thus, under the Class A and C Plan, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Funds will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.


THE CLASS B PLAN

         The Trust has also adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to Class B shares of the Funds (the "Class B Plan", and collectively with the Class A and C Plan, the "Plans"). Under the Class B Plan, each Fund pays compensation to AIM Distributors at an annual rate of 1.00% of the average daily net assets attributable to Class B shares. Of such amount, each Fund pays a service fee of 0.25% of the average daily net assets attributable to Class B shares to selected dealers and other institutions which furnish continuing personal shareholder services to their customers who purchase and own Class B shares. Amounts paid in accordance with the Class B Plan may be used to finance any activity primarily intended to result in the sale of Class B shares, including but not limited to printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class B Plan.

BOTH PLANS

         Pursuant to an incentive program, AIM Distributors may enter into agreements ("Shareholder Service Agreements") with investment dealers selected from time to time by AIM Distributors for the provision of distribution assistance in connection with the sale of the Funds' shares to such dealers' customers, and for the provision of continuing personal shareholder services to customers who may from time to time directly or beneficially own shares of the Funds. The distribution assistance and continuing personal shareholder services to be rendered by dealers under the Shareholder Service Agreements may include, but shall not be limited to, the following: distributing sales literature; answering routine customer inquiries concerning the Funds; assisting customers in changing dividend options, account designations and addresses, and in enrolling in any of the several special investment plans offered in connection with the purchase of the Funds' shares; assisting in the establishment and maintenance of customer accounts and records and in the processing of purchase and redemption transactions; investing dividends and any capital gains distributions automatically in the Funds' shares; and providing such other information and services as the Funds or the customer may reasonably request.

         Under the Plans, in addition to the Shareholder Service Agreements authorizing payments to selected dealers, banks may enter into Shareholder Service Agreements authorizing payments under the Plans to be made to banks which provide services to their customers who have purchased shares. Services provided pursuant to Shareholder Service Agreements with banks may include some or all of the following: answering shareholder inquiries regarding the Funds; performing sub-accounting; establishing and maintaining shareholder accounts and records; processing customer purchase and redemption transactions; providing periodic statements showing a shareholder's account balance and the integration of such statements with those of other transactions and balances in the shareholder's other accounts serviced by the bank; forwarding applicable prospectuses, proxy statements, reports and notices to bank clients who hold Fund shares; and such other administrative services as the Funds reasonably may request, to the extent permitted by applicable statute, rule or regulation.


         The Trust may also enter into Variable Group Annuity Contractholder Service Agreements ("Variable Contract Agreements") on behalf of the Fund authorizing payments to selected insurance companies offering variable annuity contracts to employers as funding vehicles for retirement plans qualified under
Section 401(a)
of the Code. Services provided pursuant to such Variable Contract Agreements may include some or all of the following: answering inquiries regarding the Funds and the Trust; performing sub-accounting; establishing and maintaining contractholder accounts and records; processing and bunching purchase and redemption transactions; providing period statements of contract account balances; forwarding such reports and notices to contractholders relative to the Funds as deemed necessary; generally, facilitating communications with contractholders concerning investments in the Funds on behalf of plan participants; and performing such other administrative services as deemed to be necessary or desirable; to the extent permitted by applicable statute, rule or regulation to provide such services.



         Similar agreements may be permitted under the Plans for institutions which provide recordkeeping for and administrative services to 401(k) plans.



         In addition, Shareholder Service Agreements may be permitted under the Plans for bank trust departments and brokers for bank trust departments which provide shareholder services to their customers.



         AIM Distributors, acting as principal may also enter into Shareholder Service Agreements with the Fund, substantially identical to those agreements entered into with investment dealers or other financial institutions, authorizing payments to AIM Distributors for providing continued personal shareholder services to those customers for which AIM Distributors serves as dealer of record.

         Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another.

         Under a Shareholder Service Agreement, each Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement generally will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rate of 0.25% of the average daily net asset value of the Funds' shares purchased or acquired through exchange. Fees calculated in this manner shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which such Fund's shares are held.

         Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the NASD. The Plans conform to rules of the NASD by limiting payments made to dealers and other financial institutions who provide continuing personal shareholder services to their customers who purchase and own shares of the Funds to no more than 0.25% per annum of the average daily net assets of the Funds attributable to the customers of such dealers or financial institutions, and by imposing a cap on the total sales charges, including asset based sales charges, that may be paid by the Funds and their respective classes.

         AIM Distributors may from time to time waive or reduce any portion of its 12b-1 fee for Class A and Class C shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM Distributors will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM Distributors and the Fund.


         Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Funds on an agency basis, may receive payments from the Funds pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments to dealers and other financial institutions under the Plans. These payments are an obligation of the Funds and not of AIM Distributors.


         From time to time, AIM Distributors may transfer and sell its right to payments under the Distribution Agreements relating to Class B shares in order to finance distribution expenditures in respect of Class B shares.


         For the fiscal year ended December 31, 2000, each Fund paid the following amounts under the Plan:

                                                                                   % OF CLASS
                                                                                  AVERAGE DAILY
                                                                                    NET ASSETS
                                                                        -------------------------------
                           CLASS A       CLASS B       CLASS C          CLASS A     CLASS B     CLASS C
                           -------       -------       -------          -------     -------     -------
Euroland Fund             $1,564,244    $  976,667    $  30,489           0.35%       1.00%       1.00%
Japan Fund                   387,087       751,764      111,080           0.35%       1.00%       1.00%
Mid Cap Fund                 760,049     1,811,104       80,057           0.35%       1.00%       1.00%



         Actual fees by category paid by each Fund with regard to the Class A shares during the year ended December 31, 2000 as follows:



                                                     EUROLAND            JAPAN             MID CAP
                                                       FUND               FUND               FUND
                                                    ---------           --------          --------
CLASS A
Advertising                                           $127,424           $40,052           $75,043
Printing and mailing prospectuses,                      12,281             4,139             7,528
   semi-annual reports and annual
   reports (other than to current
   shareholders)
Seminars                                                35,739            12,216            21,447
Compensation to Underwriters to                              0                 0                 0
    partially offset other
   marketing expenses
Compensation to Dealers including                    1,388,800           330,680           656,031
    finder's fees
Compensation to Sales Personnel                              0                 0                 0
Annual Report Total                                 $1,564,244          $387,087          $760,049



         Actual fees by category paid by each Fund with regard to the Class B shares during the year ended December 31, 2000 as follows:



                                                     EUROLAND            JAPAN            MID CAP
                                                       FUND               FUND             FUND
                                                    ---------           --------        ----------
CLASS B
Advertising                                          $   8,343          $ 17,645        $   20,662
Printing and mailing prospectuses,                         901             2,754             2,389
    semi-annual reports and annual
   reports (other than to current
   shareholders)
Seminars                                                 2,696             9,179             9,081
Compensation to Underwriters to                        732,500           563,823         1,358,328
   partially offset other marketing
   expenses
Compensation to Dealers                                232,227           158,363           420,644
Compensation to Sales Personnel                              0                 0                 0
Annual Report Total                                   $976,667          $751,764        $1,811,104

         Actual fees by category paid by each Fund with regard to the Class C shares during the year ended December 31, 2000 as follows:



                                                     EUROLAND           JAPAN             MID CAP
                                                       FUND              FUND               FUND
                                                    ---------          --------          --------
CLASS C
Advertising                                         $   2,345          $  7,723           $ 7,718
Printing and mailing prospectuses,                        320             1,139               671
   semi-annual reports and annual
   reports (other than to current
   shareholders)
Seminars                                                    0             2,532             1,864
Compensation to Underwriters to                        21,325            72,163            47,534
   partially offset other marketing
   expenses
Compensation to Dealers                                 6,499            27,523            22,270
Compensation to Sales Personnel                             0                 0                 0
Annual Report Total                                  $ 30,489          $111,080           $80,057




         The Plans require AIM Distributors to provide the Board of Trustees at least quarterly with a written report of the amounts expended pursuant to the Plans and the purposes for which such expenditures were made. The Board reviews these reports in connection with their decisions with respect to the Plans.



         As required by Rule 12b-1, the Plans and related forms of Shareholder Service Agreements were approved by the Board, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans ("Qualified Trustees"). In approving the Plans in accordance with the requirements of Rule 12b-1, the Trustees considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of each Fund and their respective shareholders.

         The Plans do not obligate the Funds to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plans. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Funds will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.


         Unless terminated earlier in accordance with their terms, the Plans continue in effect from year to year as long as such continuance is specifically approved at least annually by the Board, including a majority of the Qualified Trustees.


         The Plans may be terminated by the vote of a majority of the Qualified Trustees, or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.


         Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, it may be amended by the Trustees, including a majority of the Qualified Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Qualified Trustees is committed to the discretion of the Qualified Trustees. In the event the Class A and C Plan is amended in a manner which the Board determines would materially increase the charges paid under the Class A and C Plan, the Class B shares of the Funds will no longer convert into Class A shares of the same Fund unless the Class B shares, voting separately, approve such amendment. If the Class B shareholders do not approve such amendment, the Board will (i) create a new class of shares of the Funds which is identical in all material respects to the Class A shares as they existed prior to the implementation of the amendment and (ii) ensure that the existing Class B shares of the Funds will be exchanged or converted into such new class of shares no later than the date the Class B shares were scheduled to convert into Class A shares.

         The principal differences between the Class A and C Plan, on the one hand, and the Class B Plan, on the other hand, are: (i) the Class A and C Plan allows payment to AIM Distributors or to dealers or financial institutions of up to 0.35% of average daily net assets of the Class A shares of each Fund, as compared to 1.00% of such assets of each Fund's Class B shares; (ii) the Class B Plan obligates the Class B shares to continue to make payments to AIM Distributors following termination of the Class B shares Distribution Agreement with respect to Class B shares sold by or attributable to the distribution efforts of AIM Distributors and its predecessor, GT Global, Inc. unless there has been a complete termination of the Class B Plan (as defined in such Plan) and (iii) the Class B Plan expressly authorizes AIM Distributors to assign, transfer or pledge its rights to payments pursuant to the Class B Plan.


                                 THE DISTRIBUTOR


         The Trust has entered into distribution arrangements with AIM Distributors, P.O. Box 4739, Houston, Texas 77210-4739, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of Class A, Class B and Class C shares of the Funds. Certain Trustees and officers of the Trust are affiliated with AIM Distributors. A Master Distribution Agreement with AIM Distributors relating to the Class B shares of the Funds was approved by the Board on May 7, 1998 and a Master Distribution Agreement with AIM Distributors relating to the Class A shares and Class C shares was approved by the Board on December 10, 1998. Both such Master Distribution Agreements are hereinafter collectively referred to as the "Distribution Agreements."


         The Distribution Agreements provide that AIM Distributors will bear the expenses of printing from the final proof and distributing the Funds' prospectuses and statements of additional information relating to public offerings made by AIM Distributors pursuant to the Distribution Agreements (other than those prospectuses and statements of additional information distributed to existing shareholders of the Fund), and any promotional or sales literature used by AIM Distributors or furnished by AIM Distributors to dealers in connection with the public offering of the Fund's shares, including expenses of advertising in connection with such public offerings. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.

         The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Funds directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. Under the Distribution Agreement for the Class B shares, AIM Distributors sells Class B shares of the Funds at net asset value subject to a contingent deferred sales charge established by AIM Distributors. AIM Distributors is authorized to advance to institutions through whom Class B shares are sold a sales commission under schedules established by AIM Distributors. The Distribution Agreement for the Class B shares provides that AIM Distributors (or its assignee or transferee) will receive 0.75% (of the total 1.00% payable under the distribution plan applicable to Class B shares) of each Fund's average daily net assets attributable to Class B shares attributable to the sales efforts of AIM Distributors.

         AIM Distributors expects to pay sales commissions from its own resources to dealers and institutions who sell Class B shares of the Funds at the time of such sales. Payments with respect to Class B shares will equal 4.0% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs. AIM Distributors anticipates that it will require a number of years to recoup from Class B Plan payments the sales commissions paid to dealers and institutions in connection with sales of Class B shares. In the future, if multiple distributors serve a Fund, each such distributor (or its assignee or transferee) would receive a share of the payments under the Class B Plan based on the portion of the Fund's Class B shares sold by or attributable to the distribution efforts of that distributor.

         AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record.

         The Trust (on behalf of any class of any Fund) or AIM Distributors may terminate the Distribution Agreements on sixty (60) days' written notice without penalty. The Distribution Agreements will terminate automatically in the event of their assignment. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset based distribution fees in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors and its predecessor; provided, however, that a complete termination of the Class B Plan (as defined in such Plan) would terminate all payments by the Fund of asset based distribution fees and service fees to AIM Distributors. Termination of the Class B Plan or Distribution Agreement does not affect the obligation of Class B shareholders to pay contingent deferred sales charges.


         The following chart reflects the total sales charges paid in connection with the sale of Class A shares of each Fund and the amount retained by AIM Distributors for the fiscal years ended December 31, 2000, 1999 and the period of June 1, 1998 to December 31, 1998.



                                                                                                JUNE 1, 1998 TO
                                  2000                             1999                         DECEMBER 31, 1998
                      --------------------------      ---------------------------          ------------------------
                         SALES          AMOUNT           SALES           AMOUNT               SALES        AMOUNT
                        CHARGES        RETAINED         CHARGES         RETAINED             CHARGES      RETAINED
                      ----------      ----------      ----------      -----------          ----------   -----------
Euroland Fund         $  496,749       $  85,965      $  281,121       $   32,554          $  55,808     $  55,381
Japan Fund               735,314         118,634       1,157,480          180,711             20,307        18,903
Mid Cap Fund           1,083,635         177,606         243,450           40,399             10,378         4,819



         Each Fund pays AIM Distributors sales charges on sales of Class A shares of the Funds, retains certain amounts of such charges and reallows other amounts of such charges to brokers/ dealers who sell shares.



         The following chart reflects the total sales charges paid in connection with the sale of Class A shares of each Fund and the amount retained by GT Global, Inc., the Trust's former distributor prior to June 1, 1998, for the period January 1, 1998 to May 31, 1998.




                                                            JANUARY 1, 1998 TO
                                                              MAY 31, 1998
                                      ---------------------------------------------------------
                                         SALES                  AMOUNT                  SALES
                                        CHARGES                RETAINED                CHARGES
                                      ----------               --------              ----------
Euroland Fund                          $  47,671               $   789               $  70,428
Japan Fund                                16,618                 8,184                  62,977
Mid Cap Fund                              56,587                17,303                 170,104

         The following chart reflects the contingent deferred sales charges paid by Class A, Class B and Class C shareholders and retained by AIM Distributors for the fiscal years ended December 31, 2000, 1999, and 1998:



                                                     2000               1999           1998
                                                  ---------           --------       ---------
Euroland Fund                                     $  30,211            $ 7,813       $ 407,129
Japan Fund                                          107,046              1,972         181,703
Mid Cap Fund                                          4,238                684         962,327



                      SALES CHARGES AND DEALER CONCESSIONS

         CATEGORY I. Certain AIM Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds include Class A shares of each of AIM Advisor Flex Fund, AIM Advisor International Value Fund, AIM Aggressive Growth Fund, AIM Asian Growth Fund, AIM Basic Value Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Charter Fund, AIM Constellation Fund, AIM Dent Demographic Trends Fund, AIM European Development Fund, AIM European Small Company Fund, AIM Euroland Growth Fund, AIM Global Utilities Fund, AIM International Emerging Growth Fund, AIM International Equity Fund, AIM Japan Growth Fund, AIM Large Cap Basic Value Fund, AIM Large Cap Growth Fund, AIM Large Cap Opportunities Fund, AIM Mid Cap Equity Fund, AIM Mid Cap Growth Fund, AIM Mid Cap Opportunities Fund, AIM New Technology Fund, AIM Select Growth Fund, AIM Small Cap Equity Fund, AIM Small Cap Growth Fund, AIM Small Cap Opportunities Fund, AIM Value Fund, AIM Value II Fund, AIM Weingarten Fund and AIM Worldwide Spectrum Fund.

                                                                                            Dealer
                                                                                          Concession
                                                        Investor's Sales Charge          -------------
                                                    -------------------------------          As a
                                                        As a              As a            Percentage
                                                     Percentage        Percentage           of the
                                                    of the Public      of the Net           Public
             Amount of Investment in                  Offering          Amount             Offering
             Single Transaction(1)                      Price          Invested              Price
             ------------------------              ---------------  --------------       -------------
                  Less than $   25,000                  5.50%             5.82%             4.75%
     $ 25,000 but less than $   50,000                  5.25              5.54              4.50
     $ 50,000 but less than $  100,000                  4.75              4.99              4.00
     $100,000 but less than $  250,000                  3.75              3.90              3.00
     $250,000 but less than $  500,000                  3.00              3.09              2.50
     $500,000 but less than $1,000,000                  2.00              2.04              1.60


--------------
(1) AIM Small Cap Opportunities Fund will not accept any single purchase in excess of $250,000.


         CATEGORY II. Certain AIM Funds are currently sold with a sales charge ranging from 4.75% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds are: the Class A shares of each of AIM Advisor Real Estate Fund, AIM Balanced Fund, AIM Developing Markets Fund, AIM Global Aggressive Growth Fund, AIM Global Consumer Products and Services Fund, AIM Global Financial Services Fund, AIM Global Growth Fund, AIM Global Health Care Fund, AIM Global Income Fund, AIM Global Infrastructure Fund, AIM Global Resources Fund, AIM Global Telecommunications and Technology Fund, AIM Global Trends Fund, AIM High Income Municipal Fund, AIM High Yield Fund, AIM High Yield Fund II, AIM Income Fund, AIM Intermediate Government Fund, AIM Latin American Growth Fund, AIM Municipal Bond Fund, AIM Strategic Income Fund and AIM Tax-Exempt Bond Fund of Connecticut.

                                                                                                    Dealer
                                                                                                  Concession
                                                                Investor's Sales Charge          -------------
                                                            -------------------------------          As a
                                                                As a              As a            Percentage
                                                             Percentage        Percentage           of the
                                                            of the Public      of the Net           Public
                     Amount of Investment in                  Offering          Amount             Offering
                       Single Transaction                      Price           Invested             Price
                   ---------------------------             ---------------  --------------       -------------
                           Less than $   50,000                  4.75%             4.99%             4.00%
              $ 50,000 but less than $  100,000                  4.00              4.17              3.25
              $100,000 but less than $  250,000                  3.75              3.90              3.00
              $250,000 but less than $  500,000                  2.50              2.56              2.00
              $500,000 but less than $1,000,000                  2.00              2.04              1.60


         CATEGORY III. Certain AIM Funds are currently sold with a sales charge ranging from 1.00% to 0.50% of the offering price on purchases of less than $1,000,000. These AIM Funds are the Class A shares of each of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

                                                                                                    Dealer
                                                                                                  Concession
                                                                Investor's Sales Charge          -------------
                                                            -------------------------------          As a
                                                                As a              As a            Percentage
                                                             Percentage        Percentage           of the
                                                            of the Public      of the Net           Public
                     Amount of Investment In                  Offering          Amount             Offering
                       Single Transaction                       Price          Invested             Price
                   ---------------------------             ---------------  --------------       -------------
                        Less than   $  100,000                 1.00%             1.01%             0.75%
             $100,000 but less than $  250,000                 0.75              0.76              0.50
             $250,000 but less than $1,000,000                 0.50              0.50              0.40


        There is no sales charge on purchases of $1,000,000 or more of Category I, II or III funds; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions as set forth below.

        ALL GROUPS OF AIM FUNDS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.


        In addition to, or instead of, amounts paid to dealers as a sales commission, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold or of average daily net assets of the AIM Fund attributable to that particular dealer. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.


        AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), which are sold at net asset value and are subject to a contingent deferred sales charge, for all AIM Funds other than Class A shares of each of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases. AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), and which are sold at net asset value and are not subject to a contingent deferred sales charge, in an amount up to 0.10% of such purchases of Class A shares of AIM Limited Maturity Treasury Fund, and in an amount up to 0.25% of such purchases of Class A shares of AIM Tax-Free Intermediate Fund.

         AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs.

        AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions are not paid on sales to investors exempt from the CDSC, including shareholders of record of AIM Advisor Funds, Inc. on April 30, 1995, who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.

        Exchanges of AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares or Class C shares are considered sales of such Class B shares or Class C shares for purposes of the sales charges and dealer concessions discussed above.

         AIM Distributors may pay investment dealers or other financial service firms for share purchases (measured on an annual basis) of Class A Shares of all AIM Funds except AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund and AIM Tax-Exempt Cash Fund sold at net asset value to an employee benefit plan as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases and up to 0.10% of the net asset value of any Class A shares of AIM Limited Maturity Treasury Fund sold at net asset value to an employee benefit plan in accordance with this paragraph.

                       REDUCTIONS IN INITIAL SALES CHARGES

        Reductions in the initial sales charges shown in the sales charge tables (quantity discounts) apply to purchases of shares of the AIM Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined. Purchases of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of the AIM Funds will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

        The term "purchaser" means:

         o an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money-purchase/profit-sharing plan or an individual participant in a 403(b) Plan (unless such 403(b) plan qualifies as the purchaser as defined below);

         o a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), if:

              a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the Funds will not accept contributions submitted with respect to individual participants);

              b. each transmittal must be accompanied by a single check or wire transfer; and

              c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

         o a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code) and 457 plans, although more than one beneficiary or participant is involved;

         o a Simplified Employee Pension (SEP), Salary Reduction and other Elective Simplified Employee Pension account (SAR-SEP) or a Savings Incentive Match Plans for Employees IRA (SIMPLE IRA), where the employer has notified the distributor in writing that all of its related employee SEP, SAR-SEP or SIMPLE IRA accounts should be linked; or

         o any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

         Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge as provided herein.

         1. LETTERS OF INTENT. A purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992. The LOI confirms such purchaser's intention as to the total investment to be made in shares of the AIM Funds (except for (i) Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market

Fund, (ii) Class B and Class C shares of the AIM Funds and (iii) shares of AIM Floating Rate Fund) within the following 13 consecutive months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he understands and agrees to the terms of the LOI and is bound by the provisions described below.

         Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, a purchaser may revise his intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the investor will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

         To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

         If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he must give written notice to AIM Distributors. If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

         2. RIGHTS OF ACCUMULATION. A "purchaser," as previously defined, may also qualify for reduced initial sales charges based upon such purchaser's existing investment in shares of any of the AIM Funds (except for (i) Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund, (ii) Class B and Class C shares of the AIM Funds and (iii) shares of AIM Floating Rate Fund) at the time of the proposed purchase. Rights of Accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds (except for (i) Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund, (ii) Class B and Class C shares of the AIM Funds and (iii) shares of AIM Floating Rate Fund) owned by such purchaser, calculated at their then current public offering price. If a purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such purchaser and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund, with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish AFS with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

PURCHASES AT NET ASSET VALUE. Purchases of shares of any of the AIM Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and distributions from a fund; (b) exchanges of shares of certain funds; (c) use of the reinstatement privilege; or (d) a merger, consolidation or acquisition of assets of a fund.

         The following purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these purchasers:

         o    AIM Management and its affiliates, or their clients;

         o Any current or retired officer, director or employee (and members of their immediate family) of AIM Management, its affiliates or The AIM Family of Funds--Registered Trademark--, and any foundation, trust or employee benefit plan established exclusively for the benefit of, or by, such persons;

         o Any current or retired officer, director, or employee (and members of their immediate family), of CIGNA Corporation or its affiliates, or of First Data Investor Services Group; and any deferred compensation plan for directors of investment companies sponsored by CIGNA Investments, Inc. or its affiliates;

         o Sales representatives and employees (and members of their immediate family) of selling group members or financial institutions that have arrangements with such selling group members;

         o    Purchases through approved fee-based programs;

         o Employee benefit plans designated as purchasers as defined above, and non-qualified plans offered in conjunction therewith, provided the initial investment in the plan(s) is at least $1 million; the sponsor signs a $1 million LOI; the employer-sponsored plan(s) has at least 100 eligible employees; or all plan transactions are executed through a single omnibus account per Fund and the financial institution or service organization has entered into the appropriate agreements with the distributor. Section 403(b) plans sponsored by public educational institutions are not eligible for a sales charge exception based on the aggregate investment made by the plan or the number of eligible employees. Purchases of AIM Small Cap Opportunities Fund by such plans are subject to initial sales charges;

         o Shareholders of record or discretionary advised clients of any investment advisor holding shares of AIM Weingarten Fund or AIM Constellation Fund on September 8, 1986, or of AIM Charter Fund on November 17, 1986, who have continuously owned shares having a market value of at least $500 and who purchase additional shares of the same Fund;

         o Shareholders of record of Advisor Class shares of AIM International Growth Fund or AIM Worldwide Growth Fund on February 12, 1999 who have continuously owned shares of the AIM Funds;

         o Unitholders of G/SET series unit investment trusts investing proceeds from such trusts in shares of AIM Weingarten Fund or AIM Constellation Fund; provided, however, prior to the termination date of the trusts, a unitholder may invest proceeds from the redemption or repurchase of his units only when the investment in shares of AIM Weingarten Fund and AIM Constellation Fund is effected within 30 days of the redemption or repurchase;

         o A shareholder of a fund that merges or consolidates with an AIM Fund or that sells its assets to an AIM Fund in exchange for shares of an AIM Fund;

         o Shareholders of the GT Global funds as of April 30, 1987 who since that date continually have owned shares of one or more of these funds;

         o Certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the GT Global funds since that time;

         o Shareholders of record of Advisor Class shares of an AIM Fund on February 11, 2000 who have continuously owned shares of that AIM Fund, and who purchase additional shares of that AIM Fund;


         o Qualified State Tuition Programs created and maintained in accordance with Section 529 of the Code; and



         o Participants in select brokerage programs for defined contribution plans and rollover IRAs who purchase shares through an electronic brokerage platform offered by entities with which AIM Distributors has entered into a written agreement.


         As used above, immediate family includes an individual and his or her spouse, children, parents and parents of spouse.


                   CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS

         Former GT Global funds Class A shares that are subject to a contingent deferred sales charge and that were purchased before June 1, 1998 are entitled to the following waivers from the contingent deferred sales charge otherwise due upon redemption: (1) minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2; (2) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement plan; (3) when a redemption results from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code or from the death or disability of the employee; (4) redemptions pursuant to a Fund's right to liquidate a shareholder's account involuntarily; (5) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in the former GT Global funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in the former GT Global funds; (6) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (7) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (8) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder; (9) redemptions made in connection with a distribution from any retirement plan or account that involves the return of an excess deferral amount pursuant to Section 401(k)(8) or Section 402(g)(2) of the Code; (10) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section 1.401(k)-1(d)(2)); and (11) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.

         Former GT Global funds Class B shares purchased before June 1, 1998 are subject to the following waivers from the contingent deferred sales charge otherwise due upon redemption in addition to the waivers provided for redemptions of currently issued Class B shares as described in a Prospectus: (1) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement; (2) minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2; (3) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in the former GT Global funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in the former GT Global funds; (4) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (5) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (6) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder; (7) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation
Section 1.401(k)-1(d)(2)); and (8) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.

         CDSCs will not apply to the following:

         o Additional purchases of Class C shares of AIM Advisor Flex Fund, AIM Advisor International Value Fund and AIM Advisor Real Estate Fund by shareholders of record on April 30, 1995, of these Funds, except that shareholders whose broker-dealers maintain a single omnibus account with AFS on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995, from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996;

         o Redemptions following the death or post-purchase disability of (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

         o Certain distributions from individual retirement accounts, Section 403(b) retirement plans, Section 457 deferred compensation plans and Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70-1/2 or older, and only with respect to that portion of such distributions that does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer no later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class B or Class C shares of one or more of the AIM Funds; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Internal Revenue Code of 1986, as amended) of the participant or beneficiary;

         o Amounts from a Systematic Withdrawal Plan of up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established, provided the investor reinvests his dividends;

         o Liquidation by the Fund when the account value falls below the minimum required account size of $500;

         o    Investment account(s) of AIM; and

         o Class C shares where the investor's dealer of record notifies the distributor prior to the time of investment that the dealer waives the payment otherwise payable to him.

         Upon the redemption of shares of funds in sales charge Categories I and II (see "Sales Charges and Dealer Concessions") purchased in amounts of $1 million or more, no CDSC will be applied in the following situations:

         o    Shares held more than 18 months;

         o Redemptions from employee benefit plans designated as qualified purchasers, as defined above, where the redemptions are in connection with employee terminations or withdrawals, provided the total amount invested in the plan is at least $1,000,000; the sponsor signs a $1 million LOI; or the employer-sponsored plan has at least 100 eligible employees; provided, however, that 403(b) plans sponsored by public educational institutions shall qualify for the CDSC waiver on the basis of the value of each plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the plan or on the number of eligible employees;

         o    Private foundations or endowment funds;

         o Redemption of shares by the investor where the investor's dealer waives the amounts otherwise payable to it by the distributor and notifies the distributor prior to the time of investment; and

         o Shares acquired by exchange from Class A shares of funds in sales charge Categories I and II unless the shares acquired by exchange are redeemed within 18 months of the original purchase of the Class A shares.


                        HOW TO PURCHASE AND REDEEM SHARES

         A complete description of the manner in which shares of the Funds may be purchased appears in the Funds' Prospectuses under the heading "Purchasing Shares - How to Purchase Shares."


         The sales charge normally deducted on purchases of Class A shares is used to compensate AIM Distributors and participating dealers for their expenses incurred in connection with the distribution of the Funds' Class A shares. Since there is little expense associated with unsolicited orders placed directly with AIM Distributors by persons who, because of their relationship with the Funds or with AIM and its affiliates, are familiar with the Funds, or whose programs for purchase involve little expense (e.g., because of the size of the transaction and shareholder records required), AIM Distributors believes that it is appropriate and in the Funds' best interests that such persons, and certain other persons whose purchases result in relatively low expenses of distribution, be permitted to purchase Class A shares of the Funds through AIM Distributors without payment of a sales charge. The persons who may purchase Class A shares of the Funds without a sales charge are set forth under the caption "Reductions in Initial Sales Charges--Purchases At Net Asset Value." You may also be charged a transaction or other fee by the financial institution managing your account.


         For purposes of a Letter of Intent entered into prior to June 1, 1998, any registered investment advisor, trust company or bank trust department which exercises investment discretion and which intends within thirteen months to invest $500,000 or more can be treated as a single purchaser, provided further that such entity places all purchases and redemption orders. Such entities should be prepared to establish their qualifications for such treatment.

         Complete information concerning the method of exchanging shares of the Funds for shares of the other AIM Funds is set forth in the Prospectuses under the heading "Exchanging Shares."

         Information concerning redemption of the Funds' shares is set forth in the Prospectuses under the heading "Redeeming Shares." Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Funds at (800) 959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of the applicable Fund next determined after the repurchase order is received. Such an arrangement is subject to timely receipt by AIM Fund Services, Inc. ("AFS") of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by a Fund or by AIM Distributors (other than any applicable contingent deferred sales charge) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction. AIM intends to redeem all shares of the Funds in cash.

         The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.

BACKUP WITHHOLDING

         Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

         Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding.

         An investor is subject to backup withholding if:

         (1)  the investor fails to furnish a correct TIN to the Fund, or
         (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or
         (3) the investor or the Fund is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or
         (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or
         (5) the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

         Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1) (2) or (5) above applies.

         Certain payees and payments are exempt from backup withholding and information reporting. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

         o    a corporation

         o an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under
              Section 403(b)(7)

         o    the United States or any of its agencies or instrumentalities

         o a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities

         o a foreign government or any of its political subdivisions, agencies or instrumentalities

         o an international organization or any of its agencies or instrumentalities

         o    a foreign central bank of issue

         o a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.

         o a futures commission merchant registered with the Commodity Futures Trading Commission

         o    a real estate investment trust

         o an entity registered at all times during the tax year under the 1940 Act

         o    a common trust fund operated by a bank under Section 584(a)

         o    a financial institution

         o a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List

         o    a trust exempt from tax under Section 664 or described in Section
              4947

         Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.

NOTE: Section references are to sections of the Code.

         IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.


         NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and distributions and return of capital distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.


                          NET ASSET VALUE DETERMINATION


         The net asset value per share of each Fund is normally determined once daily as of the close of the customary trading session of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, the net asset value of a Fund share is determined as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of the customary trading session of the NYSE. Net asset value per share is determined by dividing the value of the equity securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of each Fund's net asset value per share is made in accordance with generally accepted accounting principles.



         Each security (excluding convertible bonds) held by a Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the closing bid price based upon quotes furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price on that day; option contracts are valued at the mean between the closing bid and asked prices on the exchange where the contracts are principally traded; futures contracts are valued at final settlement price quotations from the primary exchange on which they are traded. Debt securities (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, dividend rate, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued on the basis or amortized cost.



         Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the customary trading session of the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined at such times. Foreign currency exchange rates are also generally determined prior to the close of the customary trading session of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which such values are determined and the close of the customary trading session of the NYSE which will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of the Fund.


         Fund securities primarily traded in foreign markets may be traded in such markets on days which are not business days of the Funds. Because the net asset value per share of each Fund is determined only on business days of the Fund, the net asset value per share of a fund may be significantly affected on days when an investor cannot exchange or redeem shares of a Fund.


                                 DIVIDEND ORDER

         Dividends may be paid to someone other than the registered owner, or sent to an address other than the address of record. (Please note that signature guarantees are required to effect this option.) An investor also may direct that his or her dividends be invested in one of the other AIM Funds and there is no sales charge for these investments; initial investment minimums apply. See "Dividends and Distributions" in the Prospectus. To effect this option, please contact your authorized dealer. For more information concerning AIM Funds other than the Funds, please obtain a current prospectus by contacting your authorized dealer, by writing to AIM Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by calling toll free (800) 959-4246.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

         Income dividends and capital gains distributions are automatically reinvested in additional shares of the same class of each Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another AIM Fund, subject to the terms and conditions set forth herein under the caption "Shareholder Information." If a shareholder's account does not have any shares in it on a dividend or capital gains distribution payment date, the dividend or distribution will be paid in cash whether or not the shareholder has elected to have such dividends or distributions reinvested.

TAX MATTERS

         The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

GENERAL

         Each Fund is treated as a separate corporation for federal income tax purposes. To continue to qualify for treatment as a RIC under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and (2) the Fund must diversify its holdings so that, at the end of each fiscal quarter: (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities and other securities, with such other securities limited, with respect to any one issuer, to an amount not greater than 5% of the Fund's assets and not more than 10% of the outstanding voting securities of such issuer, and
(ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities) (the "Diversification Requirement").

         By qualifying for treatment as a RIC, each Fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. If a Fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

         Dividends and other distributions declared by a Fund in, and payable to shareholders of record as of a date in December will be deemed to have been paid by the Fund and received by the shareholders on December 31 if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

         If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

         Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

EXCHANGE AND REINSTATEMENT PRIVILEGES AND WASH SALES


         If a shareholder disposes of a Fund's shares ("original shares") within 120 days after purchase thereof and subsequently reacquires shares of that Fund or acquires shares of another AIM Fund on which a sales charge normally is imposed ("replacement shares"), without paying the sales charge (or paying a reduced charge) due to an exchange privilege or a reinstatement privilege, then
(1) any gain on the disposition of the original shares will be increased, or the loss thereon decreased, by the amount of the sales charge paid when those shares were acquired and (2) that amount will increase the adjusted basis of the replacement shares that were subsequently acquired. In addition, if a shareholder purchases shares of a Fund (whether pursuant to the reinstatement privilege or otherwise) within 30 days before or after redeeming at a loss other shares of that Fund (regardless of class), all or part of that loss will not be deductible and instead will increase the basis of the newly purchased shares.


FOREIGN TAXES

         Dividends and interest received by a Fund, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the IRS that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by it. Pursuant to the election, a Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by him, his share of those taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents its income from foreign and U.S. possessions sources as his own income from those sources, and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. Each Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's foreign taxes and income from sources within foreign countries and U.S. possessions if it makes this election. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the Form 1116 that otherwise is required.

PASSIVE FOREIGN INVESTMENT COMPANIES

         Each Fund (other than the Mid Cap Fund) may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation(with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any "excess distribution" received on, or of any gain from disposition of, stock of a PFIC (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to the Fund to the extent it distributes that income to its shareholders.

         If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss)--which most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax--even if those earnings and gain were not received by the Fund from the QEF. In most instances, it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

         A Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the Fund's adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also will be allowed to deduct (as ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the Fund for prior taxable years. A Fund's adjusted basis in each PFIC's stock subject to the election will be adjusted to reflect the amounts of income included and deductions taken thereunder. Regulations proposed in 1992 provided a similar election with respect to the stock of certain PFICs.

NON-U.S. SHAREHOLDERS

         Ordinary dividends and return of capital distributions paid by a Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") generally will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply, however, to a distribution paid by a Fund to a foreign shareholder that is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. A distribution of net capital gain by a Fund to a foreign shareholder generally will be subject to U.S. federal income tax (at the rates applicable to domestic persons) only if the distribution is "effectively connected" or the foreign shareholder is treated as a resident alien individual for federal income tax purposes.

OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS

         Each Fund's use of hedging transactions, such as selling (writing) and purchasing options and Futures Contracts and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, Futures and Forward Contracts derived by a Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement.

         Futures and foreign currency contracts that are subject to Section 1256 of the Code (other than those that are part of a "mixed straddle" with respect to which a Fund has elected not to have the following rules apply) ("Section 1256 Contracts") and that are held by a Fund at the end of its taxable year generally will be deemed to have been sold at that time at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to the shareholders as ordinary income, and to increase the net capital gain a Fund recognizes, without in either case increasing the cash available to the Fund.

         Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign-currency-denominated debt securities and options, Futures and Forward Contracts on foreign currencies ("Section 988" gains and losses). Each Section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between Sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. Each Fund attempts to monitor Section 988 transactions to minimize any adverse tax impact.

         Code section 1092 (dealing with straddles) also may affect the taxation of certain hedging instruments in which a Fund may invest. That section defines a "straddle" as offsetting positions with respect to actively traded personal property; for these purposes, options, Futures and Forward Contracts are personal property. Under that section, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If a Fund makes certain elections, the amount, character and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of straddle transactions are not entirely clear.

         If a Fund has an "appreciated financial position"--generally, an interest (including an interest through an option, Futures or Forward Contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis--and enters into a "constructive sale" of the position, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time unless the completed transaction exception applies. A constructive sale generally consists of a short sale, an offsetting notional principal contract or Futures or Forward Contract entered into by a Fund or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale.

         The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Funds and their shareholders. Investors are urged to consult their own tax advisors for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from a Fund.


                             SHAREHOLDER INFORMATION

         This information supplements the discussion in each Fund's Prospectus under the title "Shareholder Information."

         TIMING OF PURCHASE ORDERS. It is the responsibility of the dealer to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer's failure to submit an order within the prescribed time frame will be borne by that dealer. If a check used to purchase shares does not clear, or if any investment order must be canceled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

         SHARE CERTIFICATES. Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates, although the Trust in its sole discretion may issue them.

         SYSTEMATIC WITHDRAWAL PLAN. Under a Systematic Withdrawal Plan, all shares are to be held by the Transfer Agent and all dividends and distributions are reinvested in shares of the applicable AIM Fund by the Transfer Agent. To provide funds for payments made under the Systematic Withdrawal Plan, the Transfer Agent redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

         Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B or Class C Shares of the AIM Funds and AIM Cash Reserve Shares of AIM Money Market Fund), it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.

         Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan.

         TERMS AND CONDITIONS OF EXCHANGE. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends, and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange.


         EXCHANGES BY TELEPHONE. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by fax, telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to the close of the customary trading session of the NYSE. The Transfer Agent and AIM Distributors may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.


         By signing an account application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor.

         REDEMPTIONS BY TELEPHONE. By signing an account application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor.

         SIGNATURE GUARANTEES. In addition to those circumstances listed in the "Shareholder Information" section of each Fund's prospectus, signature guarantees are required in the following situations: (1) requests to transfer the registration of shares to another owner; (2) telephone exchange and telephone redemption authorization forms; (3) changes in previously designated wiring or electronic funds transfer instructions; and (4) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $250,000 or the proceeds are to be sent to the address of record. AIM Funds may waive or modify any signature guarantee requirements at any time.


         Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.

         TRANSACTIONS BY INTERNET. An investor may effect transactions in his account through the Internet by selecting the AIM Internet Connect option on his completed account application form or completing an AIM Internet Connect Authorization Form. By signing either form the investor acknowledges and agrees that the Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any internet transaction effected in accordance with the instructions set forth in the forms if they reasonably believe such request to be genuine. Procedures for verification of internet transactions include requests for confirmation of the shareholder's personal identification number and mailing of confirmations promptly after the transactions. The investor also acknowledges that (1) if he no longer wants the AIM Internet Connect option, he will notify the Transfer Agent in writing, and (2) the AIM Internet Connect option may be terminated at any time by the AIM Funds.

         DIVIDENDS AND DISTRIBUTIONS. In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods.

         For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date.

         Dividends on Class B and Class C shares are expected to be lower than those for Class A shares or AIM Cash Reserve Shares because of higher distribution fees paid by Class B and Class C shares. Dividends on all shares may also be affected by other class-specific expenses.

         Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

         Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.

                            MISCELLANEOUS INFORMATION

CHARGES FOR CERTAIN ACCOUNT INFORMATION

         The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

CUSTODIAN

         State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds. The Custodian attends to the collection of principal and income, pays and collects all monies for securities bought and sold by the Funds and performs certain other ministerial duties. The Custodian is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Trust to be held in separate accounts outside the United States in the custody of non-U.S. banks.

TRANSFER AGENCY SERVICES

         AIM Funds Services, Inc., a wholly owned subsidiary of AIM, acts as transfer agent and dividend disbursing agent for the Funds. The Transfer Agency and Service Agreement between the Trust and AFS provides that AFS will perform certain shareholder services for the Funds for a fee per account serviced. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Funds; maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts. The Transfer Agency and Service Agreement became effective on September 8, 1998.

INDEPENDENT ACCOUNTANTS

         The Trust's and the Funds' independent accountants are PricewaterhouseCoopers LLP. PricewaterhouseCoopers LLP conducts annual audits of the Funds, assists in the preparation of the Funds' federal and state income tax returns and consults with the Trust and the Funds as to matters of accounting, regulatory filings and federal and state income taxation.

         The audited financial statements of the Trust included in this Statement of Additional Information have been examined by PricewaterhouseCoopers LLP as stated in their opinion appearing herein and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.

LEGAL MATTERS

         The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue N.W., Washington, DC 20036-1800, acts as counsel to the Trust and the Funds.

SHAREHOLDER LIABILITY

         Under Delaware law, the shareholders of the Trust enjoy the same limitations of liability extended to shareholders of private, for-profit corporations. There is a remote possibility, however, that under certain circumstances shareholders of the Trust may be held personally liable for the Trust's obligations. However, the Trust's Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a trustee. If a shareholder is held personally liable for the obligations of the Trust, the Trust Agreement provides that the shareholder shall be entitled out of the assets belonging to the applicable Fund (or allocable to the applicable Class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Trust's Bylaws and applicable law. Thus, the risk of a shareholder incurring financial loss on account of such liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and where the other party was held not to be bound by the disclaimer.

NAMES

         Prior to May 29, 1998, AIM Euroland Growth Fund operated under the name GT Global Europe Growth Fund; AIM Japan Growth Fund operated under the name of GT Global Japan Growth Fund; and AIM Mid Cap Growth Fund operated under the name of GT Global America Mid Cap Growth Fund.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


         As of April 1, 2001 the trustees and officers of the Trust as a group owned beneficially less than 1% of all classes of outstanding shares of the Trust. To the best knowledge of the Trust, the names and addresses of the holders of 5% or more of the outstanding shares of any class of each Fund's equity securities as of April 1, 2001, and the percentage of the outstanding shares held by such holders are set forth below.



                                                                                           PERCENT
                                                                           PERCENT        OWNED OF
                                                                          OWNED OF        RECORD AND
FUND                       NAME AND ADDRESS OF OWNER                       RECORD*       BENEFICIALLY
----------------           -------------------------                     -----------    -------------
Euroland Fund--            MLPF&S for the Sole Benefit of Its               12.18%             -0-
   Class A                 Customers
                           4800 Deer Lake Drive East, 2nd Floor
                           Jacksonville, FL 32246-6484

Euroland Fund--            MLPF&S for the Sole Benefit of Its                7.43%             -0-
   Class B                 Customers
                           4800 Deer Lake Drive East, 2nd Floor
                           Jacksonville, FL 32246-6484

Euroland Fund--            MLPF&S for the Sole Benefit of Its               28.63%             -0-
   Class C                 Customers
                           4800 Deer Lake Drive, East 2nd Floor
                           Jacksonville, FL 32246-6484

                           Painewebber For the Benefit of                    5.26%             -0-
                           Lorenzo C. Lamadrid &
                           United Sovereign Tr Co FBO LCL
                           Interamerican Engineering Co
                           1424 West 28th Street
                           Miami, FL  33140-4218


--------
* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

                                                                                           PERCENT
                                                                           PERCENT        OWNED OF
                                                                          OWNED OF        RECORD AND
FUND                       NAME AND ADDRESS OF OWNER                       RECORD*       BENEFICIALLY
----------------           -------------------------                     -----------    -------------
Japan Growth Fund--        MLPF&S for the Sole Benefit of Its                8.20%             -0-
   Class A                 Customers
                           4800 Deer Lake Drive East, 2nd Floor
                           Jacksonville, FL 32246-6484

Japan Growth Fund--        MLPF&S for the Sole Benefit of Its               14.45%             -0-
   Class B                 Customers
                           4800 Deer Lake Drive East, 2nd Floor
                           Jacksonville, FL 32246-6484

Japan Growth Fund--        MLPF&S for the Sole Benefit of Its               18.41%             -0-
   Class C                 Customers
                           4800 Deer Lake Drive East, 2nd Floor
                           Jacksonville, FL 32246-6484

                           Prudential Securities Inc. FBO                    5.69%             -0-
                           HP Marketing Corp
                           Roger J. Bartzke President
                           16 Chapin Rd
                           Pine Brook, NJ  07058-9718

Mid Cap Equity Fund--      MLPF&S for the Sole Benefit of its                9.38%             -0-
   Class A                 Customers
                           4800 Deer Lake Drive East, 2nd Floor
                           Jacksonville, FL 32246-6484

                           Charles Schwab & Co Inc.                          5.08%             -0-
                           Reinvestment Account
                           101 Montgomery St.
                           San Francisco, CA  94104-0000

Mid Cap Equity Fund--      MLPF&S for the Sole Benefit of its                8.67%             -0-
   Class B                 Customers
                           4800 Deer Lake Drive East, 2nd Floor
                           Jacksonville, FL 32246-6484

Mid Cap Equity Fund--      MLPF&S for the Sole Benefit of its               22.34%             -0-
   Class C                 Customers
                           4800 Deer Lake Drive East, 2nd Floor
                           Jacksonville, FL 32246-6484



--------
* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

                               INVESTMENT RESULTS

TOTAL RETURN QUOTATIONS

     The standard formula for calculating total return is as follows:

                                         n
                                   P(1+T) =ERV

     Where P        =  a hypothetical initial payment of $1,000.
           T        =  average annual total return (assuming the
                       applicable maximum sales load is deducted at the
                       beginning of the 1, 5, or 10 year periods).
           n        =  number of years.
           ERV      =  ending redeemable value of a hypothetical $1,000
                       payment at the end of the 1, 5, or 10 year periods
                       (or fractional portion of such period).


         The standardized returns for the Class A, Class B and Class C shares of the Euroland Fund, stated as average annualized total returns for the one-year, five-year and ten-year periods ended December 31, 2000, were:



                                           ONE           FIVE           TEN           SINCE
                                          YEAR          YEARS          YEARS        INCEPTION*
                                        -------         ------         -----        ----------
Euroland Fund Class A                   -20.45%         10.77%         7.44%         11.80%
Euroland Fund Class B                   -20.33%         11.02%           N/A         10.06%
Euroland Fund Class C                   -17.15%            N/A           N/A          9.93%



* The inception dates for Class A, Class B and Class C shares of Euroland Fund are 07/19/85, 04/01/93, and 5/3/99, respectively.



         The standardized returns for the Class A,Class B and Class C shares of the Japan Fund, stated as average annualized total returns for the one-year, five-year, and ten-year periods ended December 31, 2000, were:



                                           ONE           FIVE           TEN           SINCE
                                          YEAR          YEARS          YEARS        INCEPTION*
                                        -------         ------         -----        ----------
Japan Fund Class A                      -56.28%         -3.08%        -0.56%          9.42%
Japan Fund Class B                      -56.13%         -2.91%           N/A          1.29%
Japan Fund Class C                      -54.40%            N/A           N/A         -7.76%




* The inception dates for Class A, Class B and Class C shares of Japan Fund are 07/19/85, 04/01/93, and 5/3/99, respectively.



         The standardized returns for the Class A, Class B and Class C shares of the Mid Cap Fund, stated as average annualized total returns for the one-year, five-year and ten-year periods ended December 31, 2000, were:



                                           ONE           FIVE           TEN           SINCE
                                          YEAR          YEARS          YEARS        INCEPTION*
                                        -------         ------         ------       ----------
Mid Cap Fund Class A                     12.26%         14.12%         16.73%         14.68%
Mid Cap Fund Class B                     13.09%         14.41%            N/A         16.37%
Mid Cap Fund Class C                     17.05%            N/A            N/A         29.37%




* The inception dates for Class A, Class B and Class C shares of Mid Cap Fund are 06/09/87, 04/01/93, and 5/3/99, respectively.

         Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:


                                         n
                                   P(1+U) =ERV

     Where P        =  a hypothetical initial payment of $1,000.
           U        =  average annual total return assuming payment of
                       only a stated portion of, or none of, the applicable
                       maximum sales load at the beginning of the stated
                       period.
           n        =  number of years.
           ERV      =  ending redeemable value of a hypothetical $1,000 payment at the end of the stated period.



         The average annual non-standardized returns for the Class A, Class B and Class C shares of the Euroland Fund, stated as average annualized total returns for the one-year, five year, and ten-year periods ended December 31, 2000, were:



                                           ONE           FIVE           TEN           SINCE
                                          YEAR          YEARS          YEARS        INCEPTION*
                                        -------         ------         -----        ----------
Euroland Fund Class A                   -15.83%         12.03%         8.05%         12.21%
Euroland Fund Class B                   -16.37%         11.28%           N/A         10.06%
Euroland Fund Class C                   -16.36%            N/A           N/A          9.93%



* The inception dates for Class A, Class B and Class C shares of Euroland Fund are 07/19/85, 04/01/93, and 5/3/99, respectively.



         The average annual non-standardized returns for the Class A, Class B and Class C shares of the Japan Fund, stated as average annualized total returns for the one-year, five-year, ten-year periods ended December 31, 2000, were:



                                           ONE           FIVE           TEN           SINCE
                                          YEAR          YEARS          YEARS        INCEPTION*
                                        -------         ------         -----        ----------
Japan Fund Class A                      -53.73%         -1.98%          0.01%          9.82%
Japan Fund Class B                      -53.97%         -2.56%            N/A          1.29%
Japan Fund Class C                      -53.97%            N/A            N/A         -7.76%



* The inception dates for Class A, Class B and Class C shares of Japan Fund are 07/19/85, 04/01/93, and 5/3/99, respectively.



         The average annual non-standardized returns for the Class A, Class B and Class C shares of the Mid Cap Fund, stated as average annualized total returns for the one-year, five-year and ten-year periods ended December 31, 2000, were:



                                           ONE           FIVE           TEN           SINCE
                                          YEAR          YEARS          YEARS        INCEPTION*
                                        -------         ------         ------       ----------
Mid Cap Fund Class A                     18.81%         15.41%         17.39%         15.15%
Mid Cap Fund Class B                     18.09%         14.65%            N/A         16.37%
Mid Cap Fund Class C                     18.05%            N/A            N/A         29.37%



* The inception dates for Class A, Class B and Class C shares of Mid Cap Fund are 06/09/87, 04/01/93, and 5/3/99, respectively.

         Cumulative total return across a stated period may be calculated as follows:


                                         n
                                   P(1+V) =ERV

     Where P        =  a hypothetical initial payment of $1,000.
           V        =  cumulative total return assuming payment of all of,
                       a stated portion of, or none of, the applicable
                       maximum sales load at the beginning of the stated
                       period.
           n        =  number of years.
           ERV      =  ending redeemable value of a hypothetical $1,000 payment at the end of the stated period.



         The aggregate non-standardized returns (not taking sales charges into account) for the Class A, Class B and Class C shares of the Euroland Fund, stated as aggregate total returns for the one-year, five-year and ten-year periods ended December 31, 2000, were:



                                           ONE           FIVE            TEN          SINCE
                                          YEAR          YEARS           YEARS       INCEPTION*
                                        -------         ------         -------      ----------
Euroland Fund Class A                   -15.83%         76.44%         116.90%        492.66%
Euroland Fund Class B                   -16.37%         70.66%             N/A        110.23%
Euroland Fund Class C                   -16.36%            N/A             N/A         17.05%


* The inception dates for Class A, Class B and Class C shares of Euroland Fund are 07/19/85, 04/01/93 and 05/03/99, respectively.


         The aggregate non-standardized returns (not taking sales charges into account) for the Class A, Class B and Class C shares of the Japan Fund, stated as aggregate total returns for the one-year, five-year and ten-year periods ended December 31, 2000, were:



                                           ONE           FIVE           TEN           SINCE
                                          YEAR          YEARS          YEARS        INCEPTION*
                                        -------         ------         ------       ----------
Japan Fund Class A                      -53.73%         -9.52%          0.07%        324.99%
Japan Fund Class B                      -53.97%        -12.16%            N/A         10.48%
Japan Fund Class C                      -53.97%            N/A            N/A        -12.57%


* The inception dates for Class A, Class B and Class C shares of Japan Fund are 07/19/85, 04/01/93 and 05/03/99, respectively.


         The aggregate non-standardized returns (not taking sales charges into account) for the Class A, Class B and Class C shares of the Mid Cap Fund, stated as aggregate total returns for the one-year, five-year and ten-year periods ended December 31, 2000, were:



                                           ONE           FIVE            TEN          SINCE
                                          YEAR          YEARS           YEARS       INCEPTION*
                                        -------         ------         -------      ----------
Mid Cap Fund Class A                     18.81%        104.79%         397.06%        577.75%
Mid Cap Fund Class B                     18.09%         98.07%             N/A        223.84%
Mid Cap Fund Class C                     18.05%            N/A             N/A         53.45%


* The inception dates for Class A, Class B and Class C shares of Mid Cap Fund are 06/09/87, 04/01/93 and 05/03/99, respectively.

         The aggregate standardized returns (taking sales charges into account) for the Class A, Class B and Class C shares of the Euroland Fund, stated as aggregate total returns for the one-year, five-year and ten-year periods ended December 31, 2000, were:



                                           ONE           FIVE            TEN          SINCE
                                          YEAR          YEARS           YEARS       INCEPTION*
                                        -------         ------         -------      ----------
Euroland Fund Class A                   -20.45%         66.78%         105.04%        460.16%
Euroland Fund Class B                   -20.33%         68.66%             N/A        110.23%
Euroland Fund Class C                   -17.15%            N/A             N/A         17.05%


* The inception dates for Class A, Class B and Class C shares of Euroland Fund are 07/19/85, 04/01/93 and 05/03/99, respectively.


         The aggregate standardized returns (taking sales charges into account) for the Class A, Class B and Class C shares of the Japan Fund, stated as aggregate total returns for the one-year, five-year and ten-year periods ended December 31, 2000, were:



                                           ONE           FIVE           TEN           SINCE
                                          YEAR          YEARS          YEARS        INCEPTION*
                                        -------         ------         ------       ----------
Japan Fund Class A                      -56.28%        -14.49%         -5.44%        301.69%
Japan Fund Class B                      -56.13%        -13.73%            N/A         10.48%
Japan Fund Class C                      -54.40%            N/A            N/A        -12.57%


* The inception dates for Class A, Class B and Class C shares of Japan Fund are 07/19/85, 04/01/93 and 05/03/99, respectively.


         The aggregate standardized returns (taking sales charges into account) for the Class A, Class B and Class C of the Mid Cap Fund, stated as aggregate total returns for the one-year, five-year and ten-year periods ended December 31, 2000, were:



                                           ONE           FIVE            TEN          SINCE
                                          YEAR          YEARS           YEARS       INCEPTION*
                                        -------         ------         -------      ----------
Mid Cap Fund Class A                     12.26%         93.52%         369.80%        540.58%
Mid Cap Fund Class B                     13.09%         96.07%             N/A        223.84%
Mid Cap Fund Class C                     17.05%            N/A             N/A         53.45%


* The inception dates for Class A, Class B and Class C shares of Mid Cap Fund are 06/09/87, 04/01/93 and 05/03/99, respectively.

         Each Fund's investment results will vary from time to time depending upon market conditions, the composition of each Fund's portfolio and operating expenses of each Fund, so that current or past yield or total return should not be considered representative of what an investment in each Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing each Fund's investment results with those published for other investment companies and other investment vehicles. Each Fund's results also should be considered relative to the risks associated with such Fund's investment objective and policies.

PERFORMANCE INFORMATION

         All advertisements of a Fund will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. Further information regarding the Fund's performance is contained in the Fund's annual report to shareholders, which is available upon request and without charge.

         A Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class A shares reflects the deduction of the Fund's maximum front-end sales charge at the time of purchase. Standardized total return for Class B shares reflects the deduction of the maximum applicable contingent deferred sales charge on a redemption of shares held for the period.

         A Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual returns tend to even out variations in the fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

         From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of any Fund. Voluntary fee waivers or reductions or commitments to assume expenses may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions or commitments to assume expenses, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions or reimbursement of expenses set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing that Fund's yield and total return.

         The performance of each Fund will vary from time to time and past results are not necessarily indicative of future results. A Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund and market conditions. A shareholder's investment in a Fund is not insured or guaranteed. These factors should be carefully considered by the investor before making an investment in any Fund.

         The Mid Cap Fund may participate in the IPO market, and a significant portion of the Funds' returns may be attributable to their investment in IPOs. Investments in IPOs could have a magnified impact on a fund with a small asset base. There is no guarantee that as the Funds' assets grow, they will continue to experience substantially similar performance.

         Total return figures for the Funds are neither fixed nor guaranteed, and no Fund's principal is insured. Performance quotations reflect historical information and should not be considered representative of a Fund's performance for any period in the future. Performance is a function of a number of factors which can be expected to fluctuate. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. Such publications or media entities may include the following, among others:

Advertising Age                      FACS of the Week
Barron's                             Financial Planning
Best's Review                        Financial Product News
Broker World                         Financial Services Week
Business Week                        Financial World
Changing Times                       Forbes
Christian Science Monitor            Fortune
Consumer Reports                     Global Finance
Economist                            Hartford Courant
EuroMoney                            Inc.

Institutional Investor               Pensions & Investments
Insurance Forum                      Personal Investor
Insurance Week                       Philadelphia Inquirer
Investor's Daily                     Smart Money
Journal of the American              USA Today
  Society of CLU & ChFC              U.S. News & World Report
Kiplinger Letter                     Wall Street Journal
Money                                Washington Post
Mutual Fund Forecaster               CNN
Mutual Fund Magazine                 CNBC
Nation's Business                    PBS
New York Times
Pension World


         The Funds and AIM Distributors may from time to time, in advertisements, sales literature and reports furnished to present or prospective shareholders, compare each Fund with the following, or compare each Fund's performance to performance data of similar mutual funds as published in the following, among others:

Bank Rate National Monitor Index                  Morgan Stanley Capital International All Country
Bear Stearns Foreign Bond Index                    (AC) World Index
Bond Buyer Index
CDA/Wiesenberger Investment Company               Morgan Stanley Capital International World
Services (data and mutual fund rankings and        Indices
  comparisons)                                    Morningstar, Inc. (data and mutual fund rankings
CNBC/Financial News Composite Index                and comparisons)
COFI                                              Nasdaq
Consumer Price Index                              Organization for Economic Cooperation and
Datastream                                         Development (publications)
Donoghue's                                        Salomon Brothers Global Telecommunications
Dow Jones Industrial Average                       Index
EAFE Index                                        Salomon Brothers World Government Bond
First Boston High Yield Index                      Index - Non-U.S.
Fitch IBCA, Inc. (publications)
Ibbotson Associates International Bond Index      Salomon Brothers World Government Bond
International Bank for Reconstruction and          Index
  Development (publications)                      Standard & Poor's (publications)
International Finance Corporation Emerging        Standard & Poor's 500 Composite Stock Price
  Markets Database                                 Index
International Financial Statistics                Stangar
Lehman Bond Indices                               Wilshire Associates
Lipper, Inc. (data and mutual fund rankings and   World Bank (publications and reports)
  comparisons)                                    The World Bank Publication of Trends in
Micropal, Inc. (data and mutual fund rankings       Developing Countries
and  comparisons)                                 Worldscope
Moody's Investors Service (publications)

         Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

         10-year Treasuries
         30-year Treasuries
         30-day Treasury Bills

         Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable but may be subject to revision and has not been independently verified by the Funds or AIM Distributors. Advertising for the Funds may from time to time include discussions of general economic conditions and interest rates. Advertising for the Funds may also include reference to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose (i) the largest holdings in the Fund's portfolio, (ii) certain selling group members and/or (iii) certain institutional shareholders.

         From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning, and inflation.

         Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

                                    APPENDIX

DESCRIPTION OF BOND RATINGS

         Moody's Investors Service, Inc. ("Moody's") rates the debt securities issued by various entities from "Aaa" to "C." Investment grade ratings are the first four categories: Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities. A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper- medium- grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future. Baa--Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Standard & Poor's, a division of the McGraw-Hill Companies, Inc. ("S&P"), rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories: AAA--An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong. AA--An obligation rated "AA" differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong. A--An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. BBB--An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. BB, B, CCC, CC, C--Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions. BB--An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation. B--An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation. CCC--An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation. CC--An obligation rated "CC" is currently highly vulnerable to nonpayment. C--The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D--An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

         Moody's employs the designation "Prime-1" to indicate commercial paper having a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         S&P ratings of commercial paper are graded into several categories ranging from "A-1" for the highest quality obligations to "D" for the lowest. Issues in the "A" category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. "A-1"--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. "A-2"--Capacity for timely payments on issues with this designation is satisfactory; however, the relative degree of safety is not as high as for issues designated "A-1."

ABSENCE OF RATING

         Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

         Should no rating be assigned, the reason may be one of the following:

         1.   An application for rating was not received or accepted.

         2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

         3. There is a lack of essential data pertaining to the issue or issuer.

         4. The issue was privately placed, in which case the rating is not published in Moody's publications.

         Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

         Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the Company ranks in the lower end of its generic rating category.

                              FINANCIAL STATEMENTS





















                                       FS

                       REPORT OF INDEPENDENT ACCOUNTANTS

                       To the Trustees of AIM Growth Series and Shareholders of AIM Euroland Growth Fund

                       In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Euroland Growth Fund (hereafter referred to as the "Fund") at December 31, 2000, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

                       /s/ PRICEWATERHOUSECOOPERS LLP

                       Boston, Massachusetts
                       February 19, 2001

SCHEDULE OF INVESTMENTS

December 31, 2000

                                                    MARKET
                                       SHARES       VALUE
FOREIGN STOCKS & OTHER EQUITY INTERESTS-90.70%

DENMARK-2.51%

Vestas Wind Systems A.S.
  (Manufacturing-Specialized)          210,000   $ 11,369,431
=============================================================

FINLAND-4.89%

Elisa Communications Oyj-Class A
  (Telecommunications-
  Cellular/Wireless)                   200,000      4,306,483
-------------------------------------------------------------
Nokia Oyj (Communications Equipment)   400,000     17,841,950
=============================================================
                                                   22,148,433
=============================================================

FRANCE-22.85%

Alcatel S.A.
  (Communications Equipment)           200,000     11,362,505
-------------------------------------------------------------
Altran Technologies S.A.
  (Services-Commercial & Consumer)      71,700     16,226,502
-------------------------------------------------------------
AXA (Insurance-Multi-Line)              61,850      8,944,357
-------------------------------------------------------------
BNP Paribas (Banks-Major Regional)      75,000      6,585,088
-------------------------------------------------------------
Canal Plus (Broadcasting-Television,
  Radio & Cable)                        30,000        107,615
-------------------------------------------------------------
Cap Gemini S.A. (Computers-Software
  & Services)                           35,000      5,646,508
-------------------------------------------------------------
Carrefour S.A. (Retail-Food Chains)     70,000      4,397,571
-------------------------------------------------------------
France Telecom S.A. (Telephone)        100,000      8,634,565
-------------------------------------------------------------
Lagardere S.C.A.
  (Manufacturing-Diversified)           80,000      4,642,663
-------------------------------------------------------------
Pinault-Printemps-Redoute S.A.
  (Retail-General Merchandise)          17,100      3,675,620
-------------------------------------------------------------
PSA Peugeot Citroen (Automobiles)       22,000      5,005,700
-------------------------------------------------------------
Sanofi-Synthelabo S.A. (Health
  Care-Drugs- Generic & Other)          70,000      4,667,078
-------------------------------------------------------------
Thomson CSF (Aerospace-Defense)        150,000      7,190,775
-------------------------------------------------------------
TotalFinaElf S.A. (Oil-International
  Integrated)                           83,074     12,356,885
-------------------------------------------------------------
Vivendi Universal S.A.
  (Services-Facilities &
  Environmental)                        60,000      3,949,644
=============================================================
                                                  103,393,076
=============================================================

GERMANY-21.70%

Aixtron A.G.
  (Equipment-Semiconductor)             90,000      9,786,779
-------------------------------------------------------------
Bayerisch Motoren Werke A.G.
  (Automobiles)(a)                      75,000      2,450,921
-------------------------------------------------------------
Consors Discount Broker A.G.
  (Investment Banking & Brokerage)(a)   30,000      1,676,204
-------------------------------------------------------------
D. Logistics A.G.
  (Services-Commercial & Consumer)(a)  175,000      7,723,686
-------------------------------------------------------------
Deutsche Bank A.G.
  (Banks-Major Regional)(a)            100,000      8,442,060
-------------------------------------------------------------
Deutsche Post A.G. (Air Freight)(a)    200,000      4,302,727
-------------------------------------------------------------
Deutsche Telekom A.G. (Telephone)(a)   100,000      3,014,351
-------------------------------------------------------------
Intershop Communications A.G.
  (Computers-Software & Services)(a)   175,000      5,505,181
-------------------------------------------------------------
Kamps A.G. (Retail-Food Chains)        254,400      2,699,506
-------------------------------------------------------------
Medion A.G. (Electronics-Component
  Distributors)                         92,000   $  9,157,616
-------------------------------------------------------------
MLP A.G.-Pfd.
  (Services-Commercial & Consumer)     100,000     10,939,933
-------------------------------------------------------------
Muenchener Rueckversicherungs-
  Gesellschaft A.G
  (Insurance Brokers)(a)                15,000      5,352,585
-------------------------------------------------------------
Porsche A.G.-Pfd. (Automobiles)          2,841      9,257,408
-------------------------------------------------------------
SAP A.G.-Pfd. (Computers-Software &
  Services)                             26,000      3,681,827
-------------------------------------------------------------
Schering A.G. (Health
  Care-Drugs-Generic & Other)          100,000      5,681,253
-------------------------------------------------------------
Siemens A.G.
  (Manufacturing-Diversified)           40,000      5,230,509
-------------------------------------------------------------
Singulus Technologies A.G.
  (Machinery- Specialized)(a)           98,000      3,312,968
=============================================================
                                                   98,215,514
=============================================================

ITALY-4.72%

Banca Fideuram S.p.A.
  (Investment Management)              300,000      4,141,211
-------------------------------------------------------------
Mediolanum S.p.A.
  (Insurance-Life/Health)              725,230      9,241,540
-------------------------------------------------------------
Telecom Italia Mobile S.p.A.
  (Telecommunications-
  Cellular/Wireless)                 1,000,000      7,981,925
=============================================================
                                                   21,364,676
=============================================================

LUXEMBOURG-1.00%

Thiel Logistik A.G.
  (Services-Commercial & Consumer)(a)   38,392      4,535,343
=============================================================

NETHERLANDS-10.19%

ABN AMRO Holding N.V.
  (Banks-Major Regional)               300,000      6,823,137
-------------------------------------------------------------
Equant N.V. (Computers-Software &
  Services)(a)                          98,138      2,566,558
-------------------------------------------------------------
ING Groep N.V. (Insurance Brokers)      96,578      7,716,039
-------------------------------------------------------------
Koninklijke (Royal) Philips
  Electronics N.V. (Electrical
  Equipment)                           329,800     12,084,443
-------------------------------------------------------------
Koninklijke Ahold N.V.
  (Retail-Food Chains)(a)              150,000      4,839,864
-------------------------------------------------------------
Royal Dutch Petroleum Co.
  (Oil-International Integrated)       110,000      6,741,064
-------------------------------------------------------------
Teleplan International N.V.
  (Electronics-Component
  Distributors)(a)                     160,000      5,333,804
=============================================================
                                                   46,104,909
=============================================================

NORWAY-1.16%

Tomra Systems A.S.A.
  (Manufacturing-Specialized)          270,800      5,245,862
=============================================================

SPAIN-5.60%

Banco Santander Central Hispano S.A.
  (Banks-Regional)                   1,000,000     10,705,170
-------------------------------------------------------------
Telefonica Publicidad e Informacion,
  S.A. (Telephone)                   1,050,000      5,620,214
-------------------------------------------------------------
Telefonica S.A. (Telephone)(a)         546,743      9,036,175
=============================================================
                                                   25,361,559
=============================================================

                                                    MARKET
                                       SHARES       VALUE

SWEDEN-5.77%

Assa Abloy A.B.-Class B (Metal
  Fabricators)                         374,400   $  7,324,441
-------------------------------------------------------------
Skandia Forsakrings A.B. (Insurance
  Brokers)                             628,988     10,237,478
-------------------------------------------------------------
Telefonaktiebolaget LM Ericsson
  A.B.-B Shares (Communications
  Equipment)                           750,000      8,548,934
=============================================================
                                                   26,110,853
=============================================================

SWITZERLAND-2.41%

Novartis A.G. (Health
  Care-Diversified)                      4,000      7,071,891
-------------------------------------------------------------
Roche Holding A.G. (Health
  Care-Drugs- Generic & Other)             378      3,851,145
=============================================================
                                                   10,923,036
=============================================================

UNITED KINGDOM-7.90%

Autonomy Corp. PLC
  (Computers-Software & Services)(a)   150,000      4,284,035
-------------------------------------------------------------
GlaxoSmithKline PLC (Health
  Care-Drugs-Major
  Pharmaceuticals)(a)                  323,141      9,132,354
-------------------------------------------------------------
Vodafone Group PLC
  (Telecommunications-
  Cellular/Wireless)                  6,078,121  $ 22,312,548
=============================================================
                                                   35,728,937
=============================================================
    Total Foreign Stocks & Other
      Equity Interests (Cost
      $312,232,833)                               410,501,629
=============================================================



MONEY MARKET FUNDS-4.66%

STIC Liquid Assets Portfolio(b)       10,550,433   10,550,433
-------------------------------------------------------------
STIC Prime Portfolio(b)               10,550,433   10,550,433
=============================================================
    Total Money Market Funds (Cost
      $21,100,866)                                 21,100,866
=============================================================
TOTAL INVESTMENTS-95.36% (Cost
  $333,333,699)                                   431,602,495
=============================================================
OTHER ASSETS LESS LIABILITIES-4.64%                21,006,197
=============================================================
NET ASSETS-100.00%                               $452,608,692
_____________________________________________________________
=============================================================

Investment Abbreviations:

Pfd.  - Preferred

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2000

ASSETS:

Investments, at market value (cost
  $333,333,699)                                 $431,602,495
------------------------------------------------------------
Foreign currencies, at value (cost
  $26,637,220)                                    28,402,871
------------------------------------------------------------
Receivables for:
  Fund shares sold                                 8,845,258
------------------------------------------------------------
  Dividends                                          306,600
------------------------------------------------------------
  Tax reclaims                                       620,572
------------------------------------------------------------
Other assets                                          16,952
============================================================
    Total assets                                 469,794,748
============================================================

LIABILITIES:

Payable for fund shares reaquired                 16,135,101
------------------------------------------------------------
Accrued advisory fees                                351,702
------------------------------------------------------------
Accrued administrative services fees                  10,010
------------------------------------------------------------
Accrued distribution fees                            428,543
------------------------------------------------------------
Accrued transfer agent fees                           99,132
------------------------------------------------------------
Accrued operating expenses                           161,568
============================================================
    Total liabilities                             17,186,056
============================================================
Net assets applicable to shares outstanding     $452,608,692
____________________________________________________________
============================================================

NET ASSETS:

Class A                                         $368,340,293
____________________________________________________________
============================================================
Class B                                         $ 79,167,124
____________________________________________________________
============================================================
Class C                                         $  5,101,275
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                           23,477,022
____________________________________________________________
============================================================
Class B                                            5,280,437
____________________________________________________________
============================================================
Class C                                              340,250
____________________________________________________________
============================================================
Class A:
  Net asset value and redemption price per
    share                                       $      15.69
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $15.69 divided
      by 94.50%)                                $      16.60
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per share  $      14.99
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per share  $      14.99
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS
For the year ended December 31, 2000

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $601,986)                                     $  3,167,070
------------------------------------------------------------
Dividends from affiliated money market funds         700,222
------------------------------------------------------------
Interest                                              68,737
============================================================
    Total investment income                        3,936,029
============================================================

EXPENSES:

Advisory fees                                      5,329,787
------------------------------------------------------------
Administrative services fees                         122,868
------------------------------------------------------------
Custodian fees                                       482,757
------------------------------------------------------------
Distribution fees -- Class A                       1,564,244
------------------------------------------------------------
Distribution fees -- Class B                         976,667
------------------------------------------------------------
Distribution fees -- Class C                          30,489
------------------------------------------------------------
Transfer agent fees                                1,067,498
------------------------------------------------------------
Trustees' fees                                        15,750
------------------------------------------------------------
Other                                                243,128
============================================================
    Total expenses                                 9,833,188
============================================================
Less: Expenses paid indirectly                       (12,504)
------------------------------------------------------------
    Net expenses                                   9,820,684
============================================================
Net investment income (loss)                      (5,884,655)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN
  CURRENCIES:

Net realized gain (loss) from:
  Investment securities                           22,310,101
------------------------------------------------------------
  Foreign currencies                                (737,931)
============================================================
                                                  21,572,170
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                          (97,787,791)
------------------------------------------------------------
  Foreign currencies                               1,863,273
============================================================
                                                 (95,924,518)
============================================================
Net gain (loss) from investment securities and
  foreign currencies                             (74,352,348)
============================================================
Net increase (decrease) in net assets
  resulting from operations                     $(80,237,003)
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 2000 and 1999

                                                                  2000            1999
                                                              ------------    ------------
OPERATIONS:

  Net investment income (loss)                                $ (5,884,655)   $ (3,036,174)
------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                  21,572,170      18,841,364
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies               (95,924,518)    130,391,532
==========================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                               (80,237,003)    146,196,722
==========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                      (18,437,935)    (29,255,944)
------------------------------------------------------------------------------------------
  Class B                                                       (4,207,389)     (6,401,190)
------------------------------------------------------------------------------------------
  Class C                                                         (218,536)        (19,795)
------------------------------------------------------------------------------------------
  Advisor Class*                                                        --         (98,058)
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        3,819,795     (61,483,581)
------------------------------------------------------------------------------------------
  Class B                                                        6,580,531     (23,714,961)
------------------------------------------------------------------------------------------
  Class C                                                        5,858,614         236,516
------------------------------------------------------------------------------------------
  Advisor Class*                                                (1,857,577)       (803,689)
==========================================================================================
    Net increase (decrease) in net assets                      (88,699,500)     24,656,020
==========================================================================================

NET ASSETS:

  Beginning of year                                            541,308,192     516,652,172
==========================================================================================
  End of year                                                 $452,608,692    $541,308,192
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $351,947,050    $333,700,808
------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities
    and foreign currencies                                         649,795      11,671,019
------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                         100,011,847     195,936,365
==========================================================================================
                                                              $452,608,692    $541,308,192
__________________________________________________________________________________________
==========================================================================================

* Advisor Class Shares were converted to Class A Shares effective as of the close of business on February 11, 2000.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 2000

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Euroland Growth Fund (the "Fund") is a separate series of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of five separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund consists of three different classes of shares:
Class A shares, Class B shares and Class C shares. The Fund formerly offered Advisor Class shares; however, as of the close of business on February 11, 2000, the Advisor Class shares were converted to Class A shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     On December 31, 2000, undistributed net investment income was increased by $5,884,655, undistributed net realized gains decreased by $9,729,534 and paid in capital increased by $3,844,879 as a result of differences due to utilization of a portion of proceeds from redemptions as distributions for federal income tax purposes, differing book/tax treatment of foreign currency transactions and net operating loss reclassifications. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation.

   Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
G. Expenses -- Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. INVESCO Asset Management Limited ("IAML") is the Fund's sub-advisor and sub-administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.975% on the first $500 million of the Fund's average daily net assets, plus 0.95% on the next $500 million of the Fund's average daily net assets, plus 0.925% on the next $500 million of the Fund's average daily net assets, plus 0.90% on the Fund's average daily net assets exceeding $1.5 billion. Under the terms of a master sub-advisory agreement between AIM and IAML, AIM pays IAML 40% of the amount paid by the Fund to AIM. AIM has contractually agreed to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, extraordinary items and increases in expenses due to offset arrangements, if any) to the maximum annual rate of 2.00%, 2.65% and 2.65% of the average daily net assets of the Fund's Class A, Class B and Class C shares, respectively.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2000, AIM was paid $122,868 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended December 31, 2000, AFS was paid $685,297 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended December 31, 2000, the Class A, Class B and Class C shares paid AIM Distributors $1,564,244, $976,667 and $30,489, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $85,965 from sales of the Class A shares of the Fund during the year ended December 31, 2000. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended December 31, 2000, AIM Distributors received $30,211 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

NOTE 3-INDIRECT EXPENSES

For the year ended December 31, 2000, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $8,547 and reductions in custodian fees of $3,957 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $12,504.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5-PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the lender did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.
  At December 31, 2000, there were no securities on loans to brokers.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2000 was $178,342,799 and $209,639,941, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2000 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $118,437,989
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (22,005,512)
=========================================================
Net unrealized appreciation of investment
  securities                                 $ 96,432,477
_________________________________________________________
=========================================================
Cost of investments for tax purposes is $335,170,018.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2000 and 1999 were as follows:

                                                                          2000                            1999
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
                                                              -----------    -------------    -----------    -------------
Sold:
  Class A                                                      21,102,704    $ 403,886,511     56,134,804    $ 892,147,655
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       1,725,303       34,107,008      4,085,662       62,498,150
--------------------------------------------------------------------------------------------------------------------------
  Class C*                                                        704,505       13,104,848        185,264        2,804,901
--------------------------------------------------------------------------------------------------------------------------
  Advisor Class**                                                 162,641        3,281,626        741,800       12,185,965
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       1,026,179       15,986,391      1,493,014       26,287,494
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                         255,989        3,811,000        336,013        5,718,720
--------------------------------------------------------------------------------------------------------------------------
  Class C*                                                         11,030          164,229            947           16,127
--------------------------------------------------------------------------------------------------------------------------
  Advisor Class**                                                      --               --          5,368           95,985
==========================================================================================================================
  Conversion of Advisor Class shares to Class A shares***:
  Class A                                                          98,573        2,277,044             --               --
--------------------------------------------------------------------------------------------------------------------------
  Advisor Class**                                                 (97,267)      (2,277,044)            --               --
--------------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                     (21,467,755)    (418,330,151)   (61,395,542)    (979,918,730)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (1,634,378)     (31,337,477)    (6,039,505)     (91,931,831)
--------------------------------------------------------------------------------------------------------------------------
  Class C*                                                       (393,691)      (7,410,463)      (167,804)      (2,584,512)
--------------------------------------------------------------------------------------------------------------------------
  Advisor Class**                                                (140,266)      (2,862,159)      (776,145)     (13,085,639)
==========================================================================================================================
                                                                1,353,567    $  14,401,363     (5,396,124)   $ (85,765,715)
__________________________________________________________________________________________________________________________
==========================================================================================================================

*   Class C shares commenced sales on May 3, 1999.
** Advisor Class shares were converted to Class A shares effective February 11, 2000.
*** Effective as of the close of business February 11, 2000, pursuant to approval by the Board of Trustees on November 3, 1999, all outstanding shares of Advisor Class were converted to Class A shares of the fund.

NOTE 8-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                      CLASS A
                                                              --------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                              --------------------------------------------------------
                                                              2000(a)     1999(a)     1998(a)     1997(a)     1996(a)
                                                              --------    --------    --------    --------    --------
Net asset value, beginning of period                          $  19.64    $  15.67    $  14.32    $  12.89    $  10.88
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.19)      (0.09)      (0.03)      (0.04)      (0.03)
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (2.92)       5.45        2.35        1.48        2.16
======================================================================================================================
    Total from investment operations                             (3.11)       5.36        2.32        1.44        2.13
======================================================================================================================
Less distributions from net realized gains                       (0.84)      (1.39)      (0.97)      (0.01)      (0.12)
======================================================================================================================
Net asset value, end of period                                $  15.69    $  19.64    $  15.67    $  14.32    $  12.89
______________________________________________________________________________________________________________________
======================================================================================================================
    Total return(b)                                             (15.83)%     35.22%      16.63%      11.20%      19.61%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios divided by supplemental data:
Net assets, end of period (000s omitted)                      $368,340    $446,065    $415,066    $407,004    $453,792
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:(c)                       1.68%(d)    1.83%       2.02%       1.75%       1.82%
======================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.96)%(d)  (0.55)%     (0.20)%     (0.29)%     (0.26)%
======================================================================================================================
Ratio of interest expense to average net assets                     --        0.01%       0.27%         --          --
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate                                             35%         71%         97%        107%        123%
______________________________________________________________________________________________________________________
======================================================================================================================

(a)  Calculated using average shares outstanding.
(b)  Does not deduct sales charges.
(c) Ratio excludes expense reductions. Ratio of expenses to average net assets including expense reductions was 1.89% and 1.88% for 1997 and 1996, respectively.
(d)  Ratios are based on average daily net assets of $446,926,876.

                                                                                    CLASS B
                                                              ----------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------
                                                              2000(a)     1999(a)    1998(a)    1997(a)     1996
                                                              --------    -------    -------    -------    -------
Net asset value, beginning of period                          $ 18.93     $15.26     $14.06     $12.73     $ 10.81
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.31)     (0.18)     (0.14)     (0.13)      (0.11)
------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (2.79)      5.24       2.31       1.47        2.15
==================================================================================================================
    Total from investment operations                            (3.10)      5.06       2.17       1.34        2.04
==================================================================================================================
Less distributions from net realized gains                      (0.84)     (1.39)     (0.97)     (0.01)      (0.12)
==================================================================================================================
Net asset value, end of period                                $ 14.99     $18.93     $15.26     $14.06     $ 12.73
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(b)                                                (16.37)%    34.19%     15.80%     10.55%      18.79%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios divided by supplemental data:
Net assets, end of period (000s omitted)                      $79,167    $93,404    $99,943    $81,011     $87,092
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets:(c)                      2.33%(d)   2.48%      2.67%      2.40%       2.47%
==================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.61)%(d) (1.19)%    (0.85)%    (0.94)%     (0.91)%
==================================================================================================================
Ratio of interest expense to average net assets                    --       0.01%      0.27%        --          --
__________________________________________________________________________________________________________________
==================================================================================================================
Portfolio turnover rate                                            35%        71%        97%       107%        123%
__________________________________________________________________________________________________________________
==================================================================================================================

(a)  Calculated using average shares outstanding.
(b)  Does not deduct contingent deferred sales charges.
(c) Ratio excludes expense reductions. Ratio of expenses to average net assets including expense reductions was 2.54% and 2.58% for 1997 and 1996, respectively.
(d)  Ratios are based on average daily net assets of $97,666,675.

                                                                               CLASS C
                                                              ------------------------------------------
                                                                                       MAY 3, 1999
                                                               YEAR ENDED         (DATE SALES COMMENCED)
                                                              DECEMBER 31,         THROUGH DECEMBER 31,
                                                                2000(a)                  1999(a)
                                                              ------------        ----------------------
Net asset value, beginning of period                             $18.94                   $14.64
--------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.29)                   (0.19)
--------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (2.82)                    5.88
========================================================================================================
    Total from investment operations                              (3.11)                    5.69
========================================================================================================
Less distributions from net realized gains                        (0.84)                   (1.39)
========================================================================================================
Net asset value, end of period                                   $14.99                   $18.94
________________________________________________________________________________________________________
========================================================================================================
Total return(b)                                                  (16.42)%                  39.95%
________________________________________________________________________________________________________
========================================================================================================
Ratios divided by supplemental data:
Net assets, end of period (000s omitted)                         $5,101                   $  349
========================================================================================================
Ratio of expenses to average net assets:                           2.33%(c)                 2.48%(d)
========================================================================================================
Ratio of net investment income (loss) to average net assets       (1.61)%(c)               (1.19)%(d)
========================================================================================================
Ratio of interest expense to average net assets                      --                     0.01%(d)
________________________________________________________________________________________________________
========================================================================================================
Portfolio turnover rate                                              35%                      71%
________________________________________________________________________________________________________
========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $3,048,930.
(d)  Annualized.

                       REPORT OF INDEPENDENT ACCOUNTANTS

                       To the Trustees of AIM Growth Series and Shareholders of AIM Japan Growth Fund:

                       In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Japan Growth Fund (hereafter referred to as the "Fund") at December 31, 2000, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

                       /s/ PRICEWATERHOUSECOOPERS LLP

                       Boston, Massachusetts
                       February 19, 2001

SCHEDULE OF INVESTMENTS

December 31, 2000

                                                     MARKET
                                      SHARES         VALUE
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS (JAPAN)-98.61%

AUTOMOBILES-2.48%

Toyota Motor Corp.                       81,400   $  2,598,478
==============================================================

BROADCASTING (TELEVISION, RADIO &
  CABLE)-1.69%

Tokyo Broadcasting System, Inc.          60,000      1,773,658
==============================================================

COMPUTERS (HARDWARE)-2.60%

NEC Corp.                               149,000      2,723,544
==============================================================

COMPUTERS (NETWORKING)-1.49%

Net One Systems Co., Ltd.                    43      1,071,803
--------------------------------------------------------------
NextCom K.K.(a)                               9        494,315
==============================================================
                                                     1,566,118
==============================================================

COMPUTERS (SOFTWARE &
  SERVICES)-1.75%

Trend Micro Inc.(a)                      14,000      1,012,594
--------------------------------------------------------------
Yahoo Japan Corp.(a)                         14        822,809
==============================================================
                                                     1,835,403
==============================================================

CONSUMER FINANCE-0.54%

Aiful Corp.                               6,950        567,111
==============================================================

ELECTRICAL EQUIPMENT-8.83%

Fujitsu Ltd.                            320,000      4,712,961
--------------------------------------------------------------
Nidec Corp.                               4,400        207,801
--------------------------------------------------------------
TDK Corp.                                23,000      2,236,838
--------------------------------------------------------------
Toshiba Corp.                           315,000      2,104,775
==============================================================
                                                     9,262,375
==============================================================

ELECTRONICS (COMPONENT
  DISTRIBUTORS)-20.75%

Kyocera Corp.                            27,600      3,010,075
--------------------------------------------------------------
Murata Manufacturing Co., Ltd.           40,400      4,734,651
--------------------------------------------------------------
Omron Corp.                             170,000      3,531,135
--------------------------------------------------------------
Rohm Co., Ltd.                           23,600      4,478,923
--------------------------------------------------------------
Sanyo Electric Co., Ltd.                354,000      2,941,228
--------------------------------------------------------------
Sony Corp.                               44,500      3,074,602
==============================================================
                                                    21,770,614
==============================================================

FINANCIAL (DIVERSIFIED)-3.59%

Orix Corp.                               37,600      3,768,550
==============================================================

                                                     MARKET
                                      SHARES         VALUE

FOODS-1.19%

Ariake Japan Co., Ltd.                   20,000   $  1,243,659
==============================================================

HEALTH CARE (DRUGS-GENERIC &
  OTHER)-3.55%

Takeda Chemical Industries, Ltd.         63,000      3,724,681
==============================================================

HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-1.81%

Hogy Medical Co., Ltd.                   31,200      1,896,449
==============================================================

INVESTMENT BANKING/BROKERAGE-5.01%

Nikko Securities Co., Ltd. (The)        394,000      3,049,589
--------------------------------------------------------------
Nomura Securities Co., Ltd. (The)       123,000      2,210,644
==============================================================
                                                     5,260,233
==============================================================

MACHINERY (DIVERSIFIED)-1.09%

Fanuc Ltd.                               16,800      1,141,648
==============================================================

MANUFACTURING (SPECIALIZED)-2.81%

Nippon Sheet Glass Co., Ltd.            177,000      2,157,932
--------------------------------------------------------------
THK Co., Ltd.                            37,200        793,843
==============================================================
                                                     2,951,775
==============================================================

METALS MINING-2.19%

Mitsui Mining & Smelting Co., Ltd.      298,000      2,293,511
==============================================================

NATURAL GAS-2.27%

Tokyo Gas Co., Ltd.                     806,000      2,382,613
==============================================================

OFFICE EQUIPMENT & SUPPLIES-4.80%

Canon, Inc.                             144,000      5,037,607
==============================================================

PERSONAL CARE-7.38%

Kao Corp.                               195,000      5,662,061
--------------------------------------------------------------
Shiseido Co., Ltd.                      186,000      2,074,077
==============================================================
                                                     7,736,138
==============================================================

RAILROADS-1.56%

East Japan Railway Co.                      279      1,634,861
==============================================================

RETAIL (DEPARTMENT STORES)-3.47%

Marui Co., Ltd.                         241,000      3,635,867
==============================================================

RETAIL (GENERAL MERCHANDISE)-1.31%

Paris Miki, Inc.                         67,500      1,378,455
==============================================================

RETAIL (SPECIALTY)-0.78%

Tsutsumi Jewelry Co., Ltd.               60,000        813,888
==============================================================

                                                     MARKET
                                      SHARES         VALUE

RETAIL (SPECIALTY-APPAREL)-2.07%

Fast Retailing Co., Ltd.                 11,100   $  2,172,626
==============================================================

SERVICES (COMMERCIAL &
  CONSUMER)-5.37%

Secom Co., Ltd.                          86,500      5,636,042
==============================================================

TELECOMMUNICATIONS
  (CELLULAR/WIRELESS)-3.65%

NTT DoCoMo, Inc.                            222      3,824,908
==============================================================

TELECOMMUNICATIONS (LONG
  DISTANCE)-4.58%

Nippon Telegraph & Telephone Corp.          668      4,808,151
==============================================================
    Total Foreign Stocks & Other
      Equity Interests (JAPAN)
      (Cost $105,985,433)                          103,438,963
==============================================================

                                                     MARKET
                                      SHARES         VALUE

MONEY MARKET FUNDS-20.63%

STIC Liquid Assets Portfolio(b)      10,823,097   $ 10,823,097
--------------------------------------------------------------
STIC Prime Portfolio(b)              10,823,097     10,823,097
==============================================================
    Total Money Market Funds (Cost
      $21,646,194)                                  21,646,194
==============================================================
TOTAL INVESTMENTS-119.24%
  (Cost $127,631,627)                              125,085,157
==============================================================
LIABILITIES LESS OTHER
  ASSETS-(19.24%)                                  (20,183,176)
==============================================================
NET ASSETS-100.00%                                $104,901,981
______________________________________________________________
==============================================================

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2000

ASSETS:

Investments, at market value (cost
  $127,631,627)                                 $125,085,157
------------------------------------------------------------
Foreign currencies, at value (cost $1,533,873)     1,528,619
------------------------------------------------------------
Receivables for:
  Fund shares sold                                   675,203
------------------------------------------------------------
  Dividends                                           77,606
------------------------------------------------------------
  Foreign currency contracts outstanding             826,418
------------------------------------------------------------
Other assets                                          14,739
============================================================
    Total assets                                 128,207,742
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            9,661,423
------------------------------------------------------------
  Fund shares reacquired                          13,277,601
------------------------------------------------------------
Accrued advisory fees                                 91,724
------------------------------------------------------------
Accrued administrative services fees                   4,235
------------------------------------------------------------
Accrued distribution fees                            131,384
------------------------------------------------------------
Accrued transfer agent fees                           54,005
------------------------------------------------------------
Accrued operating expenses                            85,389
============================================================
    Total liabilities                             23,305,761
============================================================
Net assets applicable to shares outstanding     $104,901,981
____________________________________________________________
============================================================

NET ASSETS:

Class A                                         $ 60,289,218
____________________________________________________________
============================================================
Class B                                         $ 39,121,450
____________________________________________________________
============================================================
Class C                                         $  5,491,313
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                            6,785,974
____________________________________________________________
============================================================
Class B                                            4,621,728
____________________________________________________________
============================================================
Class C                                              648,499
____________________________________________________________
============================================================
Class A:
  Net asset value and redemption price per
    share                                       $       8.88
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $8.88 divided by
      94.50%)                                   $       9.40
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per share  $       8.46
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per share  $       8.47
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS

For the year ended December 31, 2000

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $102,570)                                    $     572,085
============================================================
Dividends from affiliated money market funds         526,085
============================================================
    Total investment income                        1,098,170
============================================================

EXPENSES:

Advisory fees                                      1,928,148
------------------------------------------------------------
Administrative services fees                          50,000
------------------------------------------------------------
Custodian fees                                       175,650
------------------------------------------------------------
Distribution fees -- Class A                         387,087
------------------------------------------------------------
Distribution fees -- Class B                         751,764
------------------------------------------------------------
Distribution fees -- Class C                         111,080
------------------------------------------------------------
Transfer agent fees                                  496,618
------------------------------------------------------------
Trustees' fees                                        14,160
------------------------------------------------------------
Other                                                165,809
============================================================
    Total expenses                                 4,080,316
============================================================
Less: Expenses paid indirectly                       (11,569)
------------------------------------------------------------
    Net expenses                                   4,068,747
============================================================
Net investment income (loss)                      (2,970,577)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND FOREIGN CURRENCY CONTRACTS:

Net realized gain (loss) from:
  Investment securities                           16,612,217
------------------------------------------------------------
  Foreign currencies                                (707,218)
============================================================
                                                  15,904,999
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                         (155,143,883)
------------------------------------------------------------
  Foreign currencies                                  10,296
------------------------------------------------------------
  Foreign currency contracts                         826,418
============================================================
                                                (154,307,169)
============================================================
Net gain (loss) from investment securities,
  foreign currencies and foreign currency
  contracts                                     (138,402,170)
============================================================
Net increase (decrease) in net assets
  resulting from operations                    $(141,372,747)
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 2000 and 1999

                                                                  2000             1999
                                                              -------------    ------------
OPERATIONS:

  Net investment income (loss)                                $  (2,970,577)   $ (1,792,021)
-------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and foreign currency contracts            15,904,999     (11,813,497)
-------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and foreign
    currency contracts                                         (154,307,169)    155,213,033
===========================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                               (141,372,747)    141,607,515
===========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (4,572,797)             --
-------------------------------------------------------------------------------------------
  Class B                                                        (2,809,470)             --
-------------------------------------------------------------------------------------------
  Class C                                                          (457,787)             --
-------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       (21,137,204)     44,477,119
-------------------------------------------------------------------------------------------
  Class B                                                       (18,539,562)     41,640,397
-------------------------------------------------------------------------------------------
  Class C                                                        (1,021,999)     10,758,430
-------------------------------------------------------------------------------------------
  Advisor Class*                                                 (9,719,700)      3,653,432
===========================================================================================
    Net increase (decrease) in net assets                      (199,631,266)    242,136,893
===========================================================================================

NET ASSETS:

  Beginning of year                                             304,533,247      62,396,354
===========================================================================================
  End of year                                                 $ 104,901,981    $304,533,247
___________________________________________________________________________________________
===========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 119,137,205    $185,594,011
-------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                       (827,635)    (14,299,977)
-------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies and foreign currency
    contracts                                                   (11,698,375)    (19,358,742)
-------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities, foreign currencies and foreign currency
    contracts                                                    (1,709,214)    152,597,955
===========================================================================================
                                                              $ 104,901,981    $304,533,247
___________________________________________________________________________________________
===========================================================================================

* Advisor Class shares were converted to Class A shares effective as of the close of business on February 11, 2000.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 2000

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Japan Growth Fund (the "Fund") is a separate series of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of five separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund consists of three different classes of shares:
Class A shares, Class B shares and Class C shares. The Fund formerly offered Advisor Class shares; however, as of the close of business on February 11, 2000, the Advisor Class shares were converted to Class A shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     On December 31, 2000, undistributed net investment income was increased by $24,282,973, undistributed net realized gains were decreased by $8,244,632 and paid in capital was decreased by $16,038,341 as a result of differing book/tax treatment of nondeductible organizational expenses, foreign currency transactions and net operating loss reclassifications. Net assets of the fund were unaffected by the reclassifications discussed above.
C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
     The Fund has a capital loss carryforward of $8,987,413 which may be carried forward to offset future taxable gains, if any, which expires in varying increments, if not previously utilized, in the year 2007.

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

     Outstanding foreign currency contracts at December 31, 2000 were as follows:

                                            CONTRACT TO
   SETTLEMENT                         -----------------------                  UNREALIZED
   DATE                    CURRENCY    DELIVER      RECEIVE        VALUE      APPRECIATION
   ----------              --------   ---------   -----------   -----------   ------------
   12/15/00                 JPY       3,884,020   $35,000,000   $34,409,415     $590,585
   ---------------------------------------------------------------------------------------
   12/20/00                 JPY       1,666,530    15,000,000    14,764,167      235,833
   =======================================================================================
                                      5,550,550   $50,000,000   $49,173,582     $826,418
    ______________________________________________________________________________________
   =======================================================================================

G. Expenses -- Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. INVESCO Japan is the Fund's sub-advisor and sub-administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.975% on the first $500 million of the Fund's average daily net assets, plus 0.95% on the next $500 million of the Fund's average daily net assets, plus 0.925% on the next $500 million of the Fund's average daily net assets, plus 0.90% on the Fund's average daily net assets exceeding $1.5 billion. Under the terms of a master sub-advisory agreement between AIM and INVESCO Japan, AIM pays INVESCO Japan 40% of the amount paid by the Fund to AIM.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2000, AIM was paid $50,000 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2000, AFS was paid $291,396 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended December 31, 2000, the Class A, Class B and Class C shares paid AIM Distributors $387,087, $751,764 and $111,080, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $118,634 from sales of the Class A shares of the Fund during the year ended December 31, 2000. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended December 31, 2000, AIM Distributors received $107,046 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

NOTE 3-INDIRECT EXPENSES

For the year ended December 31, 2000, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $2,918 and reductions in custodian fees of $8,651 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $11,569.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5-PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the lender did not increase the collateral accordingly. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.
  At December 31, 2000, there were no securities on loan to brokers.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2000 was $119,161,414 and $160,790,736, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2000 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $ 14,599,463
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (19,858,112)
=========================================================
Net unrealized appreciation (depreciation)
  of investment securities                   $ (5,258,649)
_________________________________________________________
=========================================================

Cost of investments for tax purposes is $130,343,806.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2000 and 1999 were as follows:

                                                                          2000                            1999
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
                                                              -----------    -------------    -----------    -------------
Sold:
  Class A                                                      28,099,376    $ 374,926,995     19,428,484    $ 241,844,051
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       2,623,447       40,508,157      7,771,106       96,657,608
--------------------------------------------------------------------------------------------------------------------------
  Class C*                                                      1,440,250       20,037,673      1,505,640       20,997,654
--------------------------------------------------------------------------------------------------------------------------
  Advisor Class**                                                 153,964        2,847,769      1,449,716       19,444,530
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         403,242        3,979,998             --               --
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                         258,645        2,433,851             --               --
--------------------------------------------------------------------------------------------------------------------------
  Class C*                                                         38,533          362,593             --               --
--------------------------------------------------------------------------------------------------------------------------
  Advisor Class**                                                      --               --             --               --
==========================================================================================================================
Conversion of Advisor Class shares to Class A shares:***
  Class A                                                         421,633        8,116,431             --               --
--------------------------------------------------------------------------------------------------------------------------
  Advisor Class                                                  (414,104)      (8,116,431)            --               --
==========================================================================================================================
Reacquired:
  Class A                                                     (30,003,101)    (408,160,628)   (15,790,359)    (197,366,932)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (4,271,341)     (61,481,570)    (4,429,756)     (55,017,211)
--------------------------------------------------------------------------------------------------------------------------
  Class C*                                                     (1,589,418)     (21,422,265)      (746,506)     (10,239,224)
--------------------------------------------------------------------------------------------------------------------------
  Advisor Class**                                                (226,080)      (4,451,038)    (1,182,546)     (15,791,098)
==========================================================================================================================
                                                               (3,064,954)   $ (50,418,465)     8,005,779    $ 100,529,378
__________________________________________________________________________________________________________________________
==========================================================================================================================

  * Class C shares commenced sales on May 3, 1999.
 ** Advisor Class share activity for the period January 1, 2000 through February
    11, 2000 (date of conversion).
*** Effective as of the close of business February 11, 2000, pursuant to approval by the Board of Trustees on November 3, 1999, all outstanding shares of Advisor Class shares were converted to Class A shares of the fund.

NOTE 8-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                     CLASS A
                                                              -----------------------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------------
                                                              2000(a)    1999(a)     1998(a)    1997(a)     1996(a)
                                                              -------    --------    -------    --------    -------
Net asset value, beginning of period                          $ 20.54    $   8.90    $  8.96    $   9.76    $ 11.00
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.18)      (0.14)     (0.02)      (0.08)     (0.04)
-------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                (10.79)      11.78      (0.03)      (0.70)     (0.77)
===================================================================================================================
Total from investment operations                               (10.97)      11.64      (0.05)      (0.78)     (0.81)
===================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.69)         --         --          --         --
-------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --          --      (0.01)      (0.02)     (0.43)
===================================================================================================================
    Total distributions                                         (0.69)         --      (0.01)      (0.02)     (0.43)
===================================================================================================================
Net asset value, end of period                                $  8.88    $  20.54    $  8.90    $   8.96    $  9.76
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(b)                                                (53.73)%    130.79%     (0.54)%     (7.99)%    (7.43)%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $60,289    $161,527    $37,608    $ 44,583    $63,585
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers(c)                                            1.79%(d)     1.87%     1.96%       1.99%      1.84%
-------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            1.79%(d)     1.87%     2.33%       2.06%      1.94%
===================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.23)%(d)    (1.03)%   (0.19)%    (0.61)%    (0.40)%
___________________________________________________________________________________________________________________
===================================================================================================================
Portfolio turnover rate                                            62%         43%        67%         58%        31%
___________________________________________________________________________________________________________________
===================================================================================================================

(a) Calculated using average shares outstanding.
(b) Does not include sales charges.
(c) Prior to the period ended December 31, 1999, ratios include expense reductions.
(d) Ratios are based on average daily net assets of $110,596,248.

                                                                                     CLASS B
                                                              -----------------------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------------
                                                              2000(a)    1999(a)     1998(a)    1997(a)     1996(a)
                                                              -------    --------    -------    --------    -------
Net asset value, beginning of period                          $ 19.62    $   8.55    $  8.67    $   9.49    $ 10.78
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.26)      (0.21)     (0.07)      (0.14)     (0.11)
-------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                (10.28)      11.28      (0.04)      (0.66)     (0.75)
===================================================================================================================
    Total from investment operations                           (10.54)      11.07      (0.11)      (0.80)     (0.86)
===================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.62)         --         --          --         --
-------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --          --      (0.01)      (0.02)     (0.43)
===================================================================================================================
    Total distributions                                         (0.62)         --      (0.01)      (0.02)     (0.43)
===================================================================================================================
Net asset value, end of period                                $  8.46    $  19.62    $  8.55    $   8.67    $  9.49
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(b)                                                (54.02)%    129.47%     (1.25)%     (8.42)%    (8.05)%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $39,121    $117,953    $22,815    $ 24,250    $32,116
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers(c)                                            2.44%(d)     2.52%     2.61%       2.64%      2.49%
-------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            2.44%(d)     2.52%     2.98%       2.71%      2.59%
===================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.88)%(d)    (1.68)%   (0.84)%    (1.26)%    (1.05)%
___________________________________________________________________________________________________________________
===================================================================================================================
Portfolio turnover rate                                            62%         43%        67%         58%        31%
___________________________________________________________________________________________________________________
===================================================================================================================

(a) Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges.
(c) Prior to the period ended December 31, 1999, ratios include expense reductions.
(d) Ratios are based on average daily net assets of $75,176,436.

                                                                        CLASS C
                                                              ----------------------------
                                                                              MAY 3, 1999
                                                                              (DATE SALES
                                                                               COMMENCED)
                                                               YEAR ENDED          TO
                                                              DECEMBER 31,    DECEMBER 31,
                                                                2000(a)         1999(a)
                                                              ------------    ------------
Net asset value, beginning of period                             $19.62         $ 10.33
------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.26)          (0.17)
------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (10.27)           9.46
==========================================================================================
    Total from investment operations                             (10.53)           9.29
==========================================================================================
Less distributions from dividends from net investment income      (0.62)             --
==========================================================================================
Net asset value, end of period                                   $ 8.47         $ 19.62
__________________________________________________________________________________________
==========================================================================================
Total return(b)                                                  (53.97)%         89.93%
__________________________________________________________________________________________
==========================================================================================
Ratios/supplemental data:
  Net assets, end of period (000s omitted)                       $5,491         $14,891
__________________________________________________________________________________________
==========================================================================================
Ratio of expenses to average net assets:
  Without fee waivers                                              2.44%(c)        2.52%(d)
==========================================================================================
Ratio of net investment income (loss) to average net assets       (1.88)%(c)      (1.68)%(d)
__________________________________________________________________________________________
==========================================================================================
Portfolio turnover rate                                              62%             43%
__________________________________________________________________________________________
==========================================================================================

(a) Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $11,107,960.
(d) Annualized.

                      REPORT OF INDEPENDENT ACCOUNTANTS

                       To the Trustees of AIM Growth Series and Shareholders of AIM Mid Cap Equity Fund

                       In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Mid Cap Equity Fund (hereafter referred to as the "Fund") at December 31, 2000, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

                       /s/ PRICEWATERHOUSECOOPERS LLP

                       Boston, Massachusetts
                       February 19, 2001

SCHEDULE OF INVESTMENTS
December 31, 2000

                                                     MARKET
                                      SHARES         VALUE
COMMON STOCKS & OTHER EQUITY
  INTERESTS-88.35%

BANKS (REGIONAL)-1.28%

Bank United Corp.-Class A                92,000   $  6,273,250
==============================================================

BEVERAGES (ALCOHOLIC)-2.46%

Coors (Adolph) Co.-Class B              150,000     12,046,875
==============================================================

CHEMICALS (SPECIALTY)-1.11%

Cambrex Corp.                           120,000      5,430,000
==============================================================

COMMUNICATIONS EQUIPMENT-1.34%

L-3 Communications Holdings,
  Inc.(a)                                85,000      6,545,000
==============================================================

COMPUTERS (SOFTWARE &
  SERVICES)-0.91%

PeopleSoft, Inc.(a)                     120,000      4,462,500
==============================================================

CONSTRUCTION (CEMENT & AGGREGATES)-0.95%

Martin Marietta Materials, Inc.         110,000      4,653,000
==============================================================

ELECTRIC COMPANIES-3.02%

Orion Power Holdings, Inc.(a)           235,000      5,786,875
--------------------------------------------------------------
Wisconsin Energy Corp.                  400,000      9,025,000
==============================================================
                                                    14,811,875
==============================================================

ELECTRICAL EQUIPMENT-5.19%

Amphenol Corp.-Class A(a)               115,000      4,506,562
--------------------------------------------------------------
APW Ltd.(a)                             215,000      7,256,250
--------------------------------------------------------------
Harman International Industries,
  Inc.                                  150,000      5,475,000
--------------------------------------------------------------
Molex, Inc.-Class A                     140,875      3,583,508
--------------------------------------------------------------
Rayovac Corp.(a)                        150,000      2,128,125
--------------------------------------------------------------
Vishay Intertechnology, Inc.(a)         165,000      2,495,625
==============================================================
                                                    25,445,070
==============================================================

ELECTRONICS (COMPONENT DISTRIBUTORS)-0.79%

Avnet, Inc.                             180,000      3,870,000
==============================================================

ELECTRONICS (DEFENSE)-1.48%

Raytheon Co.-Class A                    250,000      7,250,000
==============================================================

ELECTRONICS
  (INSTRUMENTATION)-0.95%

Agilent Technologies, Inc.(a)            85,000      4,653,750
==============================================================

ELECTRONICS (SEMICONDUCTORS)-6.83%

Cirrus Logic, Inc.(a)                   300,000      5,625,000
--------------------------------------------------------------
Cypress Semiconductor Corp.(a)          150,000      2,953,125
--------------------------------------------------------------
Dallas Semiconductor Corp.              210,000      5,381,250
--------------------------------------------------------------
Integrated Device Technology,
  Inc.(a)                               190,000      6,293,750
--------------------------------------------------------------
Lattice Semiconductor Corp.(a)          375,000      6,890,625
--------------------------------------------------------------
LSI Logic Corp.(a)                       85,000      1,452,650
--------------------------------------------------------------
Xilinx, Inc.(a)                         105,000      4,843,125
==============================================================
                                                    33,439,525
==============================================================

                                                     MARKET
                                      SHARES         VALUE

EQUIPMENT (SEMICONDUCTOR)-2.57%

Credence Systems Corp.                  200,000   $  4,600,000
--------------------------------------------------------------
Novellus Systems, Inc.(a)               140,000      5,031,250
--------------------------------------------------------------
Rudolph Technologies, Inc.(a)            98,000      2,958,375
==============================================================
                                                    12,589,625
==============================================================

FINANCIAL (DIVERSIFIED)-0.62%

Ambac Financial Group, Inc.              52,500      3,061,406
==============================================================

FOODS-2.78%

Earthgrains Co. (The)                   270,000      4,995,000
--------------------------------------------------------------
Keebler Foods Co.                       110,000      4,558,125
--------------------------------------------------------------
Suiza Foods Corp.(a)                     85,000      4,080,000
==============================================================
                                                    13,633,125
==============================================================

HEALTH CARE (DRUGS-GENERIC & OTHER)-7.76%

Alpharma Inc.-Class A                   135,000      5,923,125
--------------------------------------------------------------
Biovail Corp. (Canada)(a)               200,000      7,768,000
--------------------------------------------------------------
King Pharmaceuticals, Inc.(a)           140,231      7,248,190
--------------------------------------------------------------
Teva Pharmaceutical Industries
  Ltd.-ADR (Israel)                     146,000     10,694,500
--------------------------------------------------------------
Watson Pharmaceuticals, Inc.(a)         125,000      6,398,437
==============================================================
                                                    38,032,252
==============================================================

HEALTH CARE (MANAGED CARE)-2.15%

First Health Group Corp.(a)             115,000      5,354,687
--------------------------------------------------------------
Wellpoint Health Networks Inc.(a)        45,000      5,186,250
==============================================================
                                                    10,540,937
==============================================================

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)-3.33%

Apogent Technologies Inc.(a)            455,000      9,327,500
--------------------------------------------------------------
Edwards Lifesciences Corp.(a)           250,000      4,437,500
--------------------------------------------------------------
Sybron Dental Specialties, Inc.(a)      151,666      2,559,364
==============================================================
                                                    16,324,364
==============================================================

HEALTH CARE (SPECIALIZED
  SERVICES)-0.57%

Charles River Laboratories
  International, Inc.(a)                102,200      2,797,725
==============================================================

HOUSEHOLD PRODUCTS (NON-DURABLES)-1.09%

Clorox Co.                              150,000      5,325,000
==============================================================

INSURANCE (LIFE/HEALTH)-1.34%

Conseco, Inc.                           496,000      6,541,000
==============================================================

INSURANCE (PROPERTY &
  CASUALTY)-1.16%

XL Capital Ltd.-Class A (Bermuda)        65,000      5,679,375
==============================================================

INSURANCE BROKERS-0.80%

Aon Corp.                               115,000      3,938,750
==============================================================

LEISURE TIME (PRODUCTS)-0.22%

Mattel, Inc.                             76,000      1,097,440
==============================================================

                                                     MARKET
                                      SHARES         VALUE

MACHINERY (DIVERSIFIED)-1.16%

Actuant Corp.-Class A                   215,000   $    645,000
--------------------------------------------------------------
Ingersoll-Rand Co.                      120,000      5,025,000
==============================================================
                                                     5,670,000
==============================================================

MANUFACTURING (SPECIALIZED)-2.78%

Mettler-Toledo International
  Inc.(a)                                65,000      3,534,375
--------------------------------------------------------------
Millipore Corp.                          90,000      5,670,000
--------------------------------------------------------------
Parker-Hannifin Corp.                   100,000      4,412,500
==============================================================
                                                    13,616,875
==============================================================

NATURAL GAS-1.49%

Kinder Morgan, Inc.                     140,000      7,306,250
==============================================================

OIL & GAS (DRILLING & EQUIPMENT)-6.91%

BJ Services Co.(a)                       90,000      6,198,750
--------------------------------------------------------------
Cooper Cameron Corp.(a)                  80,000      5,285,000
--------------------------------------------------------------
Rowan Cos., Inc.(a)                     180,000      4,860,000
--------------------------------------------------------------
Santa Fe International Corp.             61,100      1,959,019
--------------------------------------------------------------
Smith International, Inc.(a)             80,000      5,965,000
--------------------------------------------------------------
Transocean Sedco Forex Inc.              80,000      3,680,000
--------------------------------------------------------------
Weatherford International, Inc.(a)      125,000      5,906,250
==============================================================
                                                    33,854,019
==============================================================

OIL & GAS (EXPLORATION &
  PRODUCTION)-6.03%

Anadarko Petroleum Corp.                 80,000      5,686,400
--------------------------------------------------------------
Apache Corp.                             85,000      5,955,312
--------------------------------------------------------------
Burlington Resources Inc.                63,000      3,181,500
--------------------------------------------------------------
Devon Energy Corp.                       50,000      3,048,500
--------------------------------------------------------------
EOG Resources, Inc.                     125,000      6,835,937
--------------------------------------------------------------
Noble Affiliates, Inc.                  105,000      4,830,000
==============================================================
                                                    29,537,649
==============================================================

OIL & GAS (REFINING &
  MARKETING)-1.10%

Valero Energy Corp.                     145,000      5,392,187
==============================================================

PHOTOGRAPHY/IMAGING-0.71%

Zebra Technologies Corp.-Class
  A(a)                                   85,000      3,467,734
==============================================================

PUBLISHING-0.92%

Reader's Digest Association Inc.
  (The)-Class A                         115,000      4,499,375
==============================================================

PUBLISHING (NEWSPAPERS)-0.20%

New York Times Co. (The)-Class A         25,000      1,001,563
==============================================================

RESTAURANTS-1.94%

Jack in the Box Inc.(a)                 165,000      4,857,188
--------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE
RESTAURANTS-(CONTINUED)

Outback Steakhouse, Inc.(a)             180,000   $  4,657,500
==============================================================
                                                     9,514,688
==============================================================

RETAIL (DISCOUNTERS)-1.09%

Family Dollar Stores, Inc.              250,000      5,359,375
==============================================================

RETAIL (DRUG STORES)-1.35%

CVS Corp.                               110,000      6,593,125
==============================================================

RETAIL (SPECIALTY)-1.35%

Barnes & Noble, Inc.(a)                 250,000      6,625,000
==============================================================

SAVINGS & LOAN COMPANIES-1.21%

Dime Bancorp, Inc.                      200,000      5,912,500
==============================================================

SERVICES (COMMERCIAL & CONSUMER)-3.85%

Convergys Corp.(a)                      105,000      4,757,813
--------------------------------------------------------------
H&R Block, Inc.                         210,000      8,688,750
--------------------------------------------------------------
IMS Health Inc.                         200,000      5,400,000
==============================================================
                                                    18,846,563
==============================================================

SERVICES (DATA PROCESSING)-2.38%

Concord EFS, Inc.(a)                    265,000     11,643,438
==============================================================

TELEPHONE-1.54%

Broadwing Inc.(a)                       134,875      3,076,836
--------------------------------------------------------------
CenturyTel, Inc.                        125,000      4,468,750
==============================================================
                                                     7,545,586
==============================================================

TEXTILES (APPAREL)-0.46%

Jones Apparel Group, Inc.(a)             70,000      2,253,125
==============================================================

WASTE MANAGEMENT-1.18%

Republic Services, Inc.(a)              335,000      5,757,813
==============================================================
    Total Common Stocks & Other
      Equity Interests (Cost
      $335,019,705)                                432,838,709
==============================================================

                                      SHARES
MONEY MARKET FUNDS-16.55%

STIC Liquid Assets Portfolio(b)      40,531,038     40,531,038
--------------------------------------------------------------
STIC Prime Portfolio(b)              40,531,039     40,531,039
==============================================================
    Total Money Market Funds
      (Cost $81,062,077)                            81,062,077
==============================================================
TOTAL INVESTMENTS-104.90% (Cost
  $416,081,782)                                    513,900,786
==============================================================
LIABILITIES LESS OTHER
  ASSETS-(4.90%)                                   (24,023,386)
==============================================================
NET ASSETS-100.00%                                $489,877,400
______________________________________________________________
==============================================================

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2000

ASSETS:

Investments, at market value (cost
  $416,081,782)*                                $513,900,786
------------------------------------------------------------
Receivables for:
  Fund shares sold                                 4,657,941
------------------------------------------------------------
  Dividends                                          635,634
------------------------------------------------------------
Collateral for securities loaned                  32,383,730
------------------------------------------------------------
Other assets                                          12,809
============================================================
    Total assets                                 551,590,900
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           27,577,079
------------------------------------------------------------
  Fund shares reacquired                             751,546
------------------------------------------------------------
  Collateral upon return of securities loaned     32,383,730
------------------------------------------------------------
Accrued advisory fees                                278,206
------------------------------------------------------------
Accrued administrative services fees                   9,570
------------------------------------------------------------
Accrued distribution fees                            467,976
------------------------------------------------------------
Accrued transfer agent fees                          116,926
------------------------------------------------------------
Accrued operating expenses                           128,467
============================================================
    Total liabilities                             61,713,500
============================================================
Net assets applicable to shares outstanding     $489,877,400
____________________________________________________________
============================================================

NET ASSETS:

Class A                                         $259,802,848
____________________________________________________________
============================================================
Class B                                         $210,608,479
____________________________________________________________
============================================================
Class C                                         $ 19,466,073
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                           10,808,678
____________________________________________________________
============================================================
Class B                                            9,418,980
____________________________________________________________
============================================================
Class C                                              871,630
____________________________________________________________
============================================================
Class A:
  Net asset value and redemption price per
    share                                       $      24.04
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $24.04 divided by
      94.50%)                                   $      25.44
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per share  $      22.36
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per share  $      22.33
____________________________________________________________
============================================================

* At December 31, 2000, securities with an aggregate market value of $31,876,359 were on loan to brokers.

STATEMENT OF OPERATIONS
For the year ended December 31, 2000

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $7,994)                                        $ 1,797,328
------------------------------------------------------------
Dividends from affiliated money market funds       5,048,109
------------------------------------------------------------
Interest                                             173,285
------------------------------------------------------------
Security lending                                      48,034
============================================================
    Total investment income                        7,066,756
============================================================

EXPENSES:

Advisory fees                                      2,947,272
------------------------------------------------------------
Administrative services fees                         101,673
------------------------------------------------------------
Custodian fees                                        35,290
------------------------------------------------------------
Distribution fees -- Class A                         760,049
------------------------------------------------------------
Distribution fees -- Class B                       1,811,104
------------------------------------------------------------
Distribution fees -- Class C                          80,057
------------------------------------------------------------
Transfer agent fees                                  821,652
------------------------------------------------------------
Trustees' fees                                        17,351
------------------------------------------------------------
Other                                                203,992
============================================================
    Total expenses                                 6,778,440
============================================================
Less: Expenses paid indirectly                        (8,298)
------------------------------------------------------------
    Net expenses                                   6,770,142
============================================================
Net investment income                                296,614
============================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT
  SECURITIES:

Net realized gain from investment securities      45,254,552
============================================================
Change in net unrealized appreciation of
  investment securities                           18,237,197
============================================================
Net gain from investment securities               63,491,749
============================================================
Net increase in net assets resulting from
  operations                                     $63,788,363
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended December 31, 2000 and 1999

                                                                  2000            1999
                                                              ------------    ------------
OPERATIONS:

  Net investment income (loss)                                $    296,614    $ (1,077,771)
------------------------------------------------------------------------------------------
  Net realized gain from investment securities                  45,254,552      72,527,338
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                  18,237,197      19,996,181
==========================================================================================
    Net increase in net assets resulting from operations        63,788,363      91,445,748
==========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                      (32,973,812)    (16,323,689)
------------------------------------------------------------------------------------------
  Class B                                                      (28,962,310)    (14,494,421)
------------------------------------------------------------------------------------------
  Class C                                                       (2,380,170)       (129,452)
------------------------------------------------------------------------------------------
  Advisor Class*                                                        --        (193,799)
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       79,673,859     (34,855,409)
------------------------------------------------------------------------------------------
  Class B                                                       59,956,998     (40,751,032)
------------------------------------------------------------------------------------------
  Class C                                                       19,324,215       1,442,045
------------------------------------------------------------------------------------------
  Advisor Class*                                                (2,218,024)        909,831
==========================================================================================
    Net increase (decrease) in net assets                      156,209,119     (12,950,178)
==========================================================================================

NET ASSETS:

  Beginning of year                                            333,668,281     346,618,459
==========================================================================================
  End of year                                                 $489,877,400    $333,668,281
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $381,731,374    $222,894,326
------------------------------------------------------------------------------------------
  Undistributed net investment income                              296,614              --
------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities    10,030,408      31,192,148
------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities              97,819,004      79,581,807
==========================================================================================
                                                              $489,877,400    $333,668,281
__________________________________________________________________________________________
==========================================================================================

* Advisor Class shares were converted to Class A shares effective as of the close of business on February 11, 2000.

NOTES TO FINANCIAL STATEMENTS

December 31, 2000

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Mid Cap Equity Fund (the "Fund") is a separate series of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of five separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund consists of three different classes of shares:
Class A shares, Class B shares and Class C shares. The Fund formerly offered Advisor Class shares; however, as of the close of business on February 11, 2000, the Advisor Class shares were converted to Class A shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     On December 31, 2000, undistributed net realized gains decreased by $2,100,000 and paid in capital increased by $2,100,000 as a result of differences due to utilization of a portion of proceeds from redemptions as distributions for federal income tax purposes. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Expenses -- Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.725% on the first $500 million of the Fund's average daily net assets, plus 0.70% on the next $500 million of the Fund's average daily net assets, plus 0.675% on the next $500 million of the Fund's average daily net assets, plus 0.65% on the Fund's average daily net assets exceeding $1.5 billion. AIM has contractually agreed to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, extraordinary items and increases in expenses due to offset arrangements, if any) to the maximum annual rate of 1.75%, 2.40% and 2.40% of the average daily net assets of the Fund's Class A, Class B and Class C shares, respectively.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended December 31, 2000, AIM was paid $101,673 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2000, AFS was paid $507,683 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the year ended December 31, 2000, the Class A, Class B and Class C shares paid AIM Distributors $760,049, $1,811,104 and $80,057, respectively, as compensation under the Plans.

  AIM Distributors received commissions of $177,606 from sales of the Class A shares of the Fund during the year ended December 31, 2000. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended December 31, 2000, AIM Distributors received $4,238 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

NOTE 3-INDIRECT EXPENSES

For the year ended December 31, 2000, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $6,696 and reductions in custodian fees of $1,602 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $8,298.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5-PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.
  At December 31, 2000, securities with an aggregate value of $31,876,359 were on loan to brokers. The loans were secured by cash collateral of $32,383,730 received by the Fund and invested in affiliated money market funds as follows:
$16,191,865 in STIC Liquid Assets Portfolio and $16,191,865 in STIC Prime Portfolio. For the year ended December 31, 2000, the Fund received fees of $48,034 for securities lending.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2000 was $345,956,056 and $233,878,261, respectively. The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2000 is as follows:

Aggregate unrealized appreciation of
  investment securities                         $110,288,272
------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (13,465,715)
============================================================
Net unrealized appreciation of investment
  securities                                    $ 96,822,557
____________________________________________________________
============================================================
Cost of investments for tax purposes is $417,078,229.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2000 and 1999 were as follows:

                                                                         2000                          1999
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
                                                              ----------    ------------    ----------    ------------
Sold:
  Class A                                                      4,070,797    $106,892,357     2,331,884    $ 45,474,921
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      2,612,200      64,245,671       743,118      14,758,662
----------------------------------------------------------------------------------------------------------------------
  Class C*                                                       766,820      18,842,465        67,678       1,380,504
----------------------------------------------------------------------------------------------------------------------
  Advisor Class**                                                  1,493          35,592        49,583       1,032,846
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                      1,343,990      30,603,452       685,215      14,958,133
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,281,945      27,163,899       648,821      13,404,549
----------------------------------------------------------------------------------------------------------------------
  Class C*                                                       105,132       2,224,587         5,521         114,003
----------------------------------------------------------------------------------------------------------------------
  Advisor Class**                                                     --              --         8,785         193,799
======================================================================================================================
Conversion of Advisor Class Shares to Class A Shares***:
  Class A                                                         93,124       2,242,422            --              --
----------------------------------------------------------------------------------------------------------------------
  Advisor Class                                                  (92,129)     (2,242,422)           --              --
======================================================================================================================
Reacquired:
  Class A                                                     (2,304,101)    (60,064,372)   (4,913,896)    (95,288,463)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,290,871)    (31,452,572)   (3,686,690)    (68,914,243)
----------------------------------------------------------------------------------------------------------------------
  Class C*                                                       (70,810)     (1,742,837)       (2,711)        (52,462)
----------------------------------------------------------------------------------------------------------------------
  Advisor Class**                                                   (500)        (11,194)      (15,098)       (316,814)
======================================================================================================================
                                                               6,517,090    $156,737,048    (4,077,790)   $(73,254,565)
______________________________________________________________________________________________________________________
======================================================================================================================

*   Class C shares commenced sales on May 3, 1999.
** Advisor Class share activity for the period January 1, 2000 through February 11, 2000 (date of conversion).
*** Effective as of the close of business February 11, 2000, pursuant to approval by the Board of Trustees on November 3, 1999, all outstanding shares of Advisor Class shares were converted to Class A shares of the fund.

NOTE 8-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                      CLASS A
                                                              --------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                              --------------------------------------------------------
                                                              2000(a)     1999(a)     1998(a)       1997        1996
                                                              --------    --------    --------    --------    --------
Net asset value, beginning of period                          $  23.48    $  18.97    $  21.01    $  20.77    $  19.07
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.10       (0.01)      (0.24)      (0.20)       0.03
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   4.10        6.88       (0.81)       3.00        2.96
======================================================================================================================
    Total from investment operations                              4.20        6.87       (1.05)       2.80        2.99
======================================================================================================================
Less distributions:
  Distributions from net realized gains                          (3.64)      (2.36)      (0.99)      (2.56)      (1.29)
======================================================================================================================
Net asset value, end of period                                $  24.04    $  23.48    $  18.97    $  21.01    $  20.77
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                                  18.76%      37.13%      (4.71)%     14.05%      15.65%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $259,803    $178,550    $180,258    $255,674    $343,427
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets(c)                        1.37%(d)    1.46%       1.56%       1.37%       1.36%
======================================================================================================================
Ratio of net investment income (loss) to average net assets       0.38%(d)   (0.07)%     (1.09)%     (0.90)%      0.12%
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate                                             72%        90%         168%        190%        253%
______________________________________________________________________________________________________________________
======================================================================================================================

(a)  Calculated using average shares outstanding.
(b)  Does not include sales charges.
(c) Ratio includes waiver and expense reductions. Ratio of expenses to average net assets excluding waivers and expense reductions were 1.57%, 1.48% and 1.41% for 1998, 1997 and 1996, respectively.
(d)  Ratios are based on average daily net assets of $217,156,798.

                                                                                      CLASS B
                                                              --------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                              --------------------------------------------------------
                                                              2000(a)     1999(a)     1998(a)       1997        1996
                                                              --------    --------    --------    --------    --------
Net asset value, beginning of period                          $  22.21    $  18.16    $  20.31    $  20.28    $  18.77
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.07)      (0.14)      (0.38)      (0.34)      (0.11)
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   3.86        6.55       (0.78)       2.93        2.91
======================================================================================================================
    Total from investment operations                              3.79        6.41       (1.16)       2.59        2.80
======================================================================================================================
Less distributions:
  Distributions from net realized gains                          (3.64)      (2.36)      (0.99)      (2.56)      (1.29)
======================================================================================================================
Net asset value, end of period                                $  22.36    $  22.21    $  18.16    $  20.31    $  20.28
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                                  17.98%      36.25%      (5.41)%     13.35%      14.82%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $210,608    $151,392    $165,447    $255,468    $334,590
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets(c)                        2.02%(d)    2.11%       2.21%       2.02%       2.01%
======================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.27)%(d)  (0.72)%     (1.74)%     (1.55)%     (0.53)%
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate                                             72%         90%        168%        190%        253%
______________________________________________________________________________________________________________________
======================================================================================================================

(a)  Calculated using average shares outstanding.
(b)  Does not include contingent deferred sales charges.
(c) Ratio includes waiver and expense reductions. Ratio of expenses to average net assets excluding waivers and expense reductions were 2.22%, 2.13% and 2.06% for 1998, 1997 and 1996, respectively.
(d)  Ratios are based on average daily net assets of $181,110,447.

                                                                         CLASS C
                                                              -----------------------------
                                                                               MAY 3, 1999
                                                                               (DATE SALES
                                                               YEAR ENDED     COMMENCED) TO
                                                              DECEMBER 31,    DECEMBER 31,
                                                                2000(a)          1999(a)
                                                              ------------    -------------
Net asset value, beginning of period                            $ 22.19          $19.02
-------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.07)          (0.10)
-------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           3.85            5.63
===========================================================================================
    Total from investment operations                               3.78            5.53
===========================================================================================
Less distributions:
  Distributions from net realized gains                           (3.64)          (2.36)
===========================================================================================
Net asset value, end of period                                  $ 22.33          $22.19
___________________________________________________________________________________________
===========================================================================================
Total return(b)                                                   17.95%          29.98%
___________________________________________________________________________________________
===========================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $19,466          $1,564
___________________________________________________________________________________________
===========================================================================================
Ratio of expenses to average net assets                            2.02%(c)        2.11%(d)
===========================================================================================
Ratio of net investment income (loss) to average net assets       (0.27)%(c)      (0.72)%(d)
___________________________________________________________________________________________
===========================================================================================
Portfolio turnover rate                                              72%             90%
___________________________________________________________________________________________
===========================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $8,005,686.
(d)  Annualized.

                                     PART C
                                OTHER INFORMATION

Item 23.     Exhibits:

Exhibit
Number            Description


a (1)    -        (a) Agreement and Declaration of Trust of Registrant, dated
                  May 7, 1998.(1)



         - (b) First Amendment, dated September 8, 1998, to the Agreement and Declaration of Trust, dated May 7, 1998.(3)



         - (c) Second Amendment, dated December 10, 1998, to the Agreement and Declaration of Trust, dated May 7, 1998.(4)



         - (d) Third Amendment, dated February 16,1999, to the Agreement and Declaration of Trust, dated May 7, 1998.(4)



         - (e) Fourth Amendment, dated February 16, 1999, to the Agreement and Declaration of Trust, dated May 7, 1998.(4)



         - (f) Fifth Amendment, dated February 11, 2000, to the Agreement and Declaration of Trust, dated May 7, 1998.(5)



         - (g) Sixth Amendment, dated May 24, 2000, to the Agreement and Declaration of Trust, dated May 7, 1998.(6)



         - (h) Seventh Amendment, dated June 12, 2000, to the Agreement and Declaration of Trust, dated May 7, 1998.(6)



         - (i) Eighth Amendment, dated December 5, 2000, to the Agreement and Declaration of Trust, dated May 7, 1998.(6)



b (1)    -        (a) Amended and Restated By-Laws of Registrant, dated December
                  10, 1998.(4)



         - (b) First Amendment to Amended and Restated By-Laws of Registrant, as adopted June 15, 1999.(5)



c        -        Articles II, VI, VII, VIII and IX of Registrant's Agreement
                  and Declaration of Trust, as previously filed, define rights of holders of shares.(1)



d (1)    -        Third Amended and Restated Investment Management and
                  Administration Contract, dated June 12, 2000, between the
                  Registrant and A I M Advisors, Inc.(6)



  (2)    -        Master Investment Advisory Agreement, dated June 5, 2000,
                  between the Registrant and A I M Advisors, Inc.(6)



  (3)    -        Amendment No. 1, dated September 11, 2000, to the Master
                  Investment Advisory Agreement, dated June 5, 2000, between the
                  Registrant and A I M Advisors, Inc.(6)



  (4)    -        Master Administrative Services Agreement, dated June 5,
                  2000, between Registrant and A I M Advisors, Inc.(6)

  (5)    -        Amendment No. 1, dated September 11, 2000, to the Master
                  Administrative Services Agreement, dated June 5, 2000, between
                  Registrant and A I M Advisors, Inc.(6)



  (6)    -        Second Amended and Restated Sub-Advisory Contract, dated
                  September 1, 1999, between Registrant and INVESCO Asset
                  Management Limited.(5)


  (7)    -        Sub-Advisory Contract, dated April 1, 1999, between A I M
                  Advisors, Inc. and INVESCO Asset Management (Japan)
                  Limited.(5)



e (1)    -        (a) Master Distribution Agreement, dated May 3, 1999,
                  between Registrant and A I M Distributors, Inc., with respect to Class A and Class C shares.(4)



         - (b) Amendment No. 1, dated September 1, 1999, to the Master Distribution Agreement between Registrant and A I M Distributors, Inc., with respect to Class A and Class C shares.(5)



         - (c) Amendment No. 2, dated June 12, 2000, to the Master Distribution Agreement between Registrant and A I M Distributors, Inc., with respect to Class A and Class C shares.(6)



  (2)    -        First Amended and Restated Master Distribution Agreement,
                  dated July 1, 2000, between Registrant and A I M Distributors,
                  Inc., with respect to Class A and Class C shares.(6)



  (3)    -        (a) Distribution Agreement, dated May 29, 1998, between
                  Registrant and A I M Distributors, Inc. with respect to Class
                  B shares.(2)



         - (b) Amendment No.1, dated March 18, 1999, to the Distribution Agreement, dated May 29, 1998, between Registrant and A I M Distributors, Inc., with respect to Class B shares.(4)



         - (c) Amendment No. 2, dated September 1, 1999, to the Distribution Agreement between Registrant and A I M Distributors, Inc., with respect to Class B shares.(5)



         - (d) Amendment No. 3, dated June 12, 2000, to the Distribution Agreement, dated May 29, 1998, between Registrant and A I M Distributors, Inc., with respect to Class B shares.(6)



  (4)    -        First Amended and Restated Master Distribution Agreement,
                  dated December 31, 2000, between Registrant and A I M
                  Distributors, Inc., with respect to Class B shares.(6)



  (5)    -        Form of Selected Dealer Agreement for Investment Companies
                  Managed by A I M Advisors, Inc.(6)



  (6)    -        Form of Bank Selling Group Agreement between A I M
                  Distributors, Inc. and banks.(3)


f        -        Agreements Concerning Officers and Directors/Trustees
                  Benefits - None.


g (1)    -        (a) Master Custodian Contract, dated May 1, 2000, between
                  State Street Bank and Trust Company and Registrant.(6)



         - (b) Amendment No. 1 dated May 1, 2000, to Master Custodian Contract, dated May 1, 2000, between State Street Bank and Trust Company and Registrant.(6)



h (1)    -        (a) Transfer Agency and Service Agreement between Registrant and A I M Fund Services, Inc., dated September 8, 1998.(3)



         - (b) Amendment No. 1, dated May 3, 1999, to the Transfer Agency and Service Agreement between Registrant and A I M Fund Services, Inc.(4)

         - (c) Amendment No. 2, dated July 1, 1999, to the Transfer Agency and Service Agreement between Registrant and A I M Fund Services, Inc.(5)



         - (d) Amendment No. 3, dated July 1, 1999, to the Transfer Agency and Service Agreement between Registrant and A I M Fund Services, Inc.(5)



         - (e) Amendment No. 4, dated February 11, 2000, to the Transfer Agency and Service Agreement between Registrant and A I M Fund Services, Inc.(5)



         - (f) Amendment No. 5, dated July 1, 2000, to the Transfer Agency and Service Agreement between Registrant and A I M Fund Services, Inc.(6)



  (2)    -        (a) Remote Access and Related Services Agreement, dated
                  December 23, 1994, between Registrant and First Data Investor
                  Services Group, Inc. (formerly, The Shareholder Services
                  Group, Inc.).(2)



         - (b) Amendment No. 1, dated October 4, 1995, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc. (formerly, The Shareholder Services Group, Inc.).(2)



         - (c) Addendum No. 2, dated October 12, 1995, to the Remote Access and Related Services Agreement, dated as of December 23, 1994, between Registrant and First Data Investor Services Group, Inc. (formerly, The Shareholder Services Group, Inc.).(2)



         - (d) Amendment No. 3, dated February 1, 1997, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc. (formerly, The Shareholder Services Group, Inc.).(2)



         - (e) Amendment No. 4, dated June 30, 1998, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc. (formerly, The Shareholder Services Group, Inc).(3)



         - (f) Amendment No. 5, dated July 1, 1998, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc. (formerly, The Shareholder Services Group, Inc.).(3)



         - (g) Exhibit 1, effective as of August 4, 1997, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc. (formerly, The Shareholder Services Group, Inc.).(2)



         - (h) Amendment No. 6, dated August 30, 1999, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc.(5)



         - (i) Preferred Registration Technology Escrow Agreement, dated September 10, 1997, between Registrant and First Data Investor Services Group, Inc. (formerly, The Shareholder Services Group, Inc.).(2)



         - (j) Amendment No. 7, dated, February 29, 2000, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc.(6)



         - (k) Amendment No. 8, dated June 26, 2000, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and PFPC Inc.(6)

         - (l) Amendment No. 9, dated June 26, 2000, to the Remote Access and Related Services Agreement, dated December 23, 1994 between Registrant and PFPC Inc.(6)



         - (m) Amendment No. 10, dated July 28, 2000, to the Remote Access and Related Services Agreement, dated December 23, 1994 between Registrant and PFPC Inc.(6)



         - (n) Amendment, dated August 22, 2000, to Amendment No. 9, dated June 26, 2000, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and PFPC Inc.(6)



   (3)   -        Fund Accounting and Pricing Agent Agreement between
                  Registrant and INVESCO (NY), Inc., dated May 29, 1998.(5)



   (4)   -        Fund Accounting and Pricing Agent Agreement, dated June 1,
                  1998, between A I M Advisors, Inc. and Registrant.(5)



   (5)   -        (a) Master Accounting Services Agreement, dated July 1,
                  1999, between Registrant and A I M Advisors, Inc.(5)



         - (b) Amendment No. 1, dated September 1, 1999, to the Master Accounting Services Agreement, dated July 1, 1999, between Registrant and A I M Advisors, Inc.(6)



         - (c) Amendment No. 2, dated June 5, 2000, to the Master Accounting Services Agreement, dated July 1, 1999, between Registrant and A I M Advisors, Inc.(6)



         - (d) Amendment No. 3, dated June 12, 2000, to the Master Accounting Services Agreement, dated July 1, 1999, between Registrant and A I M Advisors, Inc.(6)



         - (e) Amendment No. 4, dated September 11, 2000, to the Master Accounting Services Agreement, dated July 1, 1999, between Registrant and A I M Advisors, Inc.(6)



   (6)   -        Memorandum of Agreement, dated June 19, 2000, between
                  Registrant and A I M Advisors, Inc.(6)



   (7)   -        Memorandum of Agreement, dated July 1, 2000, between
                  Registrant and A I M Advisors, Inc.(6)



   (8)   -        Memorandum of Agreement, regarding securities lending with respect to AIM Basic Value Fund and AIM Small Cap Growth
                  Fund.(6)



i  (1)   -        Opinion and Consent of Kirkpatrick & Lockhart LLP.(6)



   (2)   -        Opinion and Consent of Delaware Counsel.(6)



j        -        Consent of PricewaterhouseCoopers LLP.(6)



k        -        Omitted Financial Statements - None.


l        -        Agreements Concerning Initial Capitalization - None.


m  (1)   -        (a) Amended and Restated Master  Distribution  Plan,  dated
                  July 1, 1999, adopted pursuant to Rule 12b-1, with respect to Class A and Class C shares.(5)



         - (b) Amendment No. 1, dated September 1, 1999, to Master Distribution Plan, adopted pursuant to Rule 12b-1, with respect to Class A and Class C shares.(5)

         - (c) Amendment No. 2, dated June 12, 2000, to the Master Distribution Plan, adopted pursuant to Rule 12b-1, with respect to Class A and Class C shares.(6)



   (2)   -        Second Amended and Restated Master Distribution Plan, dated
                  July 1, 2000, adopted pursuant to Rule 12b-1, with respect to Class A and Class C shares.(6)



   (3)   -        (a) Distribution Plan, adopted pursuant to Rule 12b-1, dated
                  May 29, 1998, with respect to Class B shares.(3)



         - (b) Amendment No. 1, dated March 18, 1999, to the Distribution Plan, adopted pursuant to Rule 12b-1, with respect to Class B shares.(4)



         - (c) Amendment No. 2, dated September 1, 1999, to the Distribution Plan, adopted pursuant to Rule 12b-1, with respect to Class B shares.(6)



         - (d) Amendment No. 3, dated June 12, 2000, to the Distribution Plan, adopted pursuant to Rule 12b-1, with respect to Class B shares.(6)



   (4)   -        First Amended and Restated Master Distribution Plan, dated
                  December 31, 2000, adopted pursuant to Rule 12b-1, with respect to Class B shares.(6)



   (5)   -        Form of Shareholder Service Agreement to be used in
                  connection with Registrant's Distribution Plans.(3)



   (6)   -        Form of Bank Shareholder Service Agreement to be used in
                  connection with Registrant's Distribution Plans.(3)



   (7)   -        Form of Variable Group Annuity Contractholder Service
                  Agreement.(6)



   (8)   -        Form of Agency Pricing Agreement (for Class A Shares) to be
                  used in connection with Registrant's Distribution Plans.(3)



   (9)   -        Form of Service Agreement for Bank Trust Department and for
                  Brokers for Bank Trust Departments to be used in connection with Registrant's Distribution Plans.(3)



  (10)   -        Form of Shareholder Service Agreement for Shares of the Mutual
                  Funds.(6)



n        -        Multiple Class Plan, dated February 11, 2000.(6)


o        -        Reserved.


p  (1)   -        The AIM Management Group Code of Ethics, as amended
                  February 24, 2000, relating to AIM Management Group Inc. and
                  A I M Advisors, Inc.(5)



   (2)   -        Code of Ethics of AIM Growth Series, effective as of March
                  14, 2000.(5)



   (3)   -        Code of Ethics of AIM Growth Series, effective as of June
                  23, 2000.(6)



   (4)   -        Code of Ethics of AIM Growth Series, effective as of
                  September 28, 2000.(6)



----------

(1)      Incorporated by reference to PEA No. 43, filed on June 1, 1998.
(2)      Incorporated by reference to PEA No. 45, filed on August 26, 1998.
(3)      Incorporated by reference to PEA No. 46, filed on February 12, 1999.
(4)      Incorporated by reference to PEA No. 47, filed on April 14, 1999.
(5)      Incorporated by reference to PEA No. 48, filed on April 28, 2000.
(6)      Filed herewith electronically.

Item 24. Persons Controlled by or Under Common Control with Registrant



         None.

Item 25. Indemnification



         The Registrant's Agreement and Declaration of Trust (the "Agreement"), dated May 7, 1998, provides, among other things (1) that a Trustee shall not be liable for any act, omission or obligation of the Registrant or any Trustee (except for liability to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the Trustee's duties); (2) that the Trustees and Officers shall be indemnified by the Registrant to the fullest extent permitted by the Delaware Business Trust Act and other applicable law; and (3) that the shareholders and former shareholders of the Registrant shall be held harmless by the Registrant (or applicable portfolio or class) from personal liability arising from their status as such, and shall be indemnified by the Registrant (or applicable portfolio or class) against all loss and expense arising from such personal liability in accordance with the Registrant's Amended and Restated By-Laws and applicable law.



         A I M Advisors, Inc. ("AIM"), the Registrant and other investment companies managed by AIM, their respective officers, trustees, directors and employees (the "Insured Parties") are insured under a joint Mutual Fund and Investment Advisory Professional and Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company, with a $35,000,000 limit of coverage.

         Section 9 of the Investment Management and Administration Contract between the Registrant and AIM provides that AIM shall not be liable, and each series of the Registrant shall indemnify AIM and its directors, officers and employees, for any costs or liabilities arising from any error of judgment or mistake of law or any loss suffered by any series of the Registrant or the Registrant in connection with the matters to which the Investment Management and Administration Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of AIM in the performance by AIM of its duties or from reckless disregard by AIM of its obligations and duties under the Investment Management and Administration Contract.

         Section 7 of the Sub-Advisory Contract between AIM and INVESCO Asia Limited, Section 7 of the Sub-Advisory Contract between AIM and INVESCO Asset Management Limited and Section 7 of the Sub-Advisory Contract between AIM and INVESCO Asset Management (Japan) Limited, (collectively, the "Sub-Advisory Contracts") provide that the Sub-advisors shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss suffered by any series of the Registrant or the Registrant in connection with the matters to which the Sub-Advisory Contracts relate except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-advisors in the performance by the Sub-advisors of their duties or from reckless disregard by the Sub-advisors of their obligations and duties under the Sub-Advisory Contracts.


         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any action suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

Item 26. Business and Other Connections of Investment Advisor



         See the material under the heading "Fund Management" included in Part A (Prospectus) of this amendment and the material appearing under the headings "Trustees and Executive Officers" and "Management" included in Part B (Statement of Additional Information) of this Amendment. Information as to the Directors and Officers of A I M Advisors, Inc., INVESCO Asset Management Limited and INVESCO Asset Management (Japan) Limited is included in Schedule A and Schedule D of Part I of each entity's Form ADV (File No. 801-12313, File No. 801-50197 and File No. 801-52601, respectively), filed with the Securities and Exchange Commission, which are incorporated herein by reference.

Item 27. Principal Underwriters


(a) A I M Distributors, Inc., the Registrant's principal underwriter, also acts as a principal underwriter to the following investment companies:



                AIM Advisor Funds

                AIM Equity Funds

                AIM Floating Rate Fund

                AIM Funds Group
                AIM International Funds, Inc.
                AIM Investment Funds

                AIM Investment Securities Funds

                AIM Series Trust
                AIM Special Opportunities Funds

                AIM Summit Fund


                AIM Tax-Exempt Funds

                AIM Variable Insurance Funds

(b)


Name and Principal    Position and Offices                 Position and Offices
Business Address*     with Principal Underwriter           with Registrant
----------------      --------------------------           --------------------


Michael J. Cemo       President & Director                 None

Gary T. Crum          Director                             Vice President


James L. Salners      Executive Vice President             None


Robert H. Graham      Senior Vice President & Director     Chairman, President
                                                           & Trustee


W. Gary Littlepage    Senior Vice President & Director     None



Marilyn M. Miller     Senior Vice President                None

Gene L. Needles       Senior Vice President                None

Gordon J. Sprague     Senior Vice President                None

Michael C. Vessels    Senior Vice President                None

B.J. Thompson         First Vice President                 None

--------
*        11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

Name and Principal       Position and Offices             Position and Offices
Business Address*        with Principal Underwriter       with Registrant
----------------         --------------------------       --------------------
James R. Anderson        Vice President                   None

Mary K. Coleman          Vice President                   None

Mary A. Corcoran         Vice President                   None

Melville B. Cox          Vice President & Chief           Vice President
                         Compliance Officer

Glenda A. Dayton         Vice President                   None

Sidney M. Dilgren        Vice President                   None

Tony D. Green            Vice President                   None

Dawn M. Hawley           Vice President & Treasurer       None

Ofelia M. Mayo           Vice President, General Counsel  Assistant Secretary
                         & Assistant Secretary



Charles H. McLaughlin    Vice President                   None

Ivy B. McLemore          Vice President                   None

Terri L. Ransdell        Vice President                   None

Carol F. Relihan         Vice President                   Vice President &
                                                          Secretary


Kamala C. Sachidanandan  Vice President                   None



Christopher T. Simutis   Vice President                   None

Gary K. Wendler          Vice President                   None

Norman W. Woodson        Vice President                   None

David E. Hessel          Assistant Vice President,        None
                         Assistant Treasurer
                         & Controller

Kathleen J. Pflueger     Secretary                        Assistant Secretary

Luke P. Beausoleil       Assistant Vice President         None

Sheila R. Brown          Assistant Vice President         None

Scott E. Burman          Assistant Vice President         None



Mary E. Gentempo         Assistant Vice President         None

----------
*        11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

Name and Principal         Position and Offices             Position and Offices
Business Address*          with Principal Underwriter       with Registrant
----------------           --------------------------       ---------------
Simon R. Hoyle             Assistant Vice President         None


Kathryn A. Jordan Capage   Assistant Vice President         None


Kim T. McAuliffe           Assistant Vice President         None

David B. O'Neil            Assistant Vice President         None

Rebecca Starling-Klatt     Assistant Vice President         None

Nicholas D. White          Assistant Vice President         None

Nancy L. Martin            Assistant General Counsel        Assistant Secretary
                           & Assistant Secretary




P. Michelle Grace          Assistant Secretary              Assistant Secretary



Lisa A. Moss               Assistant Secretary              Assistant Secretary



----------
*        11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173


(c)      Not Applicable.


Item 28. Location of Accounts and Records



         Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant and its sub-advisors, INVESCO Asset Management Ltd., 11 Devonshire Square, London EC2M 4YR, England and INVESCO Asset Management (Japan) Limited, Imperial Tower, 1-1-1 Uchisaiwai-cho, Chiyoda-Ku, Tokyo 100-0011, and its custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

         Records covering shareholder accounts and portfolio transactions are also maintained and kept by the Registrant's Transfer Agent, A I M Fund Services, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046, and by the Registrant's custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

Item 29. Management Services



         None.

Item 30. Undertakings



         None.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 24th day of April, 2001.

                                         REGISTRANT: AIM GROWTH SERIES


                                             By: /s/ ROBERT H. GRAHAM
                                                --------------------------------
                                                Robert H. Graham, President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

                  SIGNATURES                                            TITLE                             DATE
                  ----------                                            -----                             ----

           /s/ ROBERT H. GRAHAM                             Chairman, Trustee & President             April 24, 2001
   -----------------------------------------                (Principal Executive Officer)
              (Robert H. Graham)

           /s/ C. DEREK ANDERSON                                       Trustee                        April 24, 2001
  ------------------------------------------
              (C. Derek Anderson)

            /s/ FRANK S. BAYLEY                                        Trustee                        April 24, 2001
  ------------------------------------------
               (Frank S. Bayley)

            /s/ RUTH H. QUIGLEY                                        Trustee                        April 24, 2001
  ------------------------------------------
               (Ruth H. Quigley)


            /s/ DANA R. SUTTON                               Vice President & Treasurer               April 24, 2001
  ------------------------------------------                  (Principal Financial and
               (Dana R. Sutton)                                  Accounting Officer)

                                INDEX TO EXHIBITS

                                AIM GROWTH SERIES


Exhibit
Number            Description
-------           -----------

a(1)(g) Sixth Amendment, dated May 24, 2000, to the Agreement and Declaration of Trust, dated May 7, 1998

a(1)(h) Seventh Amendment, dated June 12, 2000, to the Agreement and Declaration of Trust, dated May 7, 1998

a(1)(i) Eighth Amendment, dated December 5, 2000, to the Agreement and Declaration of Trust, dated May 7, 1998

d(1) Third Amended and Restated Investment Management and Administration Contract, dated June 12, 2000, between the Registrant and A I M Advisors, Inc.

d(2) Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc.

d(3) Amendment No. 1, dated September 11, 2000, to the Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc.

d(4) Master Administrative Services Agreement, dated June 5, 2000, between Registrant and A I M Advisors, Inc.

d(5) Amendment No. 1, dated September 11, 2000, to the Master Administrative Services Agreement, dated June 5, 2000, between Registrant and A I M Advisors, Inc.

e(1)(c) Amendment No. 2, dated June 12, 2000, to the Master Distribution Agreement between Registrant and A I M Distributors, Inc., with respect to Class A and Class C shares

e(2) First Amended and Restated Master Distribution Agreement, dated July 1, 2000, between Registrant and A I M Distributors, Inc., with respect to Class A and Class C shares

e(3)(d) Amendment No. 3, dated June 12, 2000, to the Distribution Agreement, dated May 29, 1998, between Registrant and A I M Distributors, Inc., with respect to Class B shares

e(4) First Amended and Restated Master Distribution Agreement, dated December 31, 2000, between Registrant and A I M Distributors, Inc., with respect to Class B shares

e(5) Form of Selected Dealer Agreement for Investment Companies Managed by A I M Advisors, Inc.

g(1)(a) Master Custodian Contract, dated May 1, 2000, between State Street Bank and Trust Company and Registrant

g(1)(b) Amendment No. 1 dated May 1, 2000, to Master Custodian Contract, dated May 1, 2000, between State Street Bank and Trust Company and Registrant
h(1)(f) Amendment No. 5, dated July 1, 2000, to the Transfer Agency and Service Agreement between Registrant and A I M Fund Services, Inc.

h(2)(j) Amendment No. 7, dated February 29, 2000, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc.

h(2)(k) Amendment No. 8, dated June 26, 2000, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and PFPC Inc.

h(2)(l) Amendment No. 9, dated June 26, 2000, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and PFPC Inc.

h(2)(m) Amendment No. 10, dated July 28, 2000, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and PFPC Inc.

h(2)(n) Amendment, dated August 22, 2000, to Amendment No. 9, dated June 26, 2000, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and PFPC Inc.

h(5)(b) Amendment No. 1, dated September 1, 1999, to the Master Accounting Services Agreement, dated July 1, 1999, between Registrant and A I M Advisors, Inc.

h(5)(c) Amendment No. 2, dated June 5, 2000, to the Master Accounting Services Agreement, dated July 1, 1999, between Registrant and A I M Advisors, Inc.

h(5)(d) Amendment No. 3, dated June 12, 2000, to the Master Accounting Services Agreement, dated July 1, 1999, between Registrant and A I M Advisors, Inc.

h(5)(e) Amendment No. 4, dated September 11, 2000, to the Master Accounting Services Agreement, dated July 1, 1999, between Registrant and A I M Advisors, Inc.

h(6) Memorandum of Agreement, dated June 19, 2000, between Registrant and A I M Advisors, Inc.

h(7) Memorandum of Agreement, dated July 1, 2000, between Registrant and A I M Advisors, Inc.

h(8) Memorandum of Agreement, regarding securities lending with respect to AIM Basic Value Fund and AIM Small Cap Growth Fund

i(1)              Opinion and Consent of Kirkpatrick & Lockhart LLP

i(2)              Opinion and Consent of Delaware Counsel

j                 Consent of PricewaterhouseCoopers LLP

m(1)(c) Amendment No. 2, dated June 12, 2000, to the Master Distribution Plan, adopted pursuant to Rule 12b-1, with respect to Class A and Class C shares

m(2) Second Amended and Restated Master Distribution Plan, dated July 1, 2000, adopted pursuant to Rule 12b-1, with respect to Class A and Class C shares

m(3)(c) Amendment No. 2, dated September 1, 1999, to the Distribution Plan, adopted pursuant to Rule 12b-1, with respect to Class B shares
m(3)(d) Amendment No. 3, dated June 12, 2000, to the Distribution Plan, adopted pursuant to Rule 12b-1, with respect to Class B shares

m(4) First Amended and Restated Master Distribution Plan, dated December 31, 2000, adopted pursuant to Rule 12b-1, with respect to Class B shares

m(7)              Form of Variable Group Annuity Contractholder Service
                  Agreement

m(10)             Form of Shareholder Service Agreement for Shares of the Mutual
                  Funds

n                 Multiple Class Plan, dated February 11, 2000

p(3)              Code of Ethics of AIM Growth Series, effective as of June 23,
                  2000

p(4)              Code of Ethics of AIM Growth Series, effective as of September
                  28, 2000